UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	6,042,747	5,357,137
	Home Depot Inc.	18,585,664	2,728,933
	Comcast Corp. Class A	72,204,605	2,714,171
	Walt Disney Co.	22,193,918	2,516,568
	McDonald's Corp.	12,495,725	1,619,571
*	Priceline Group Inc.	750,275	1,335,467
	Starbucks Corp.	22,237,299	1,298,436
	Time Warner Inc.	11,814,255	1,154,371
	NIKE Inc. Class B	20,222,417	1,126,995
	Lowe's Cos. Inc.	13,213,526	1,086,284
*	Charter Communications Inc. Class A	3,281,372	1,074,059
*	Netflix Inc.	6,567,793	970,785
	TJX Cos. Inc.	9,947,504	786,649
	General Motors Co.	20,791,953	735,203
	Ford Motor Co.	59,571,591	693,413
	Twenty-First Century Fox Inc. Class A	16,084,439	520,975
	Target Corp.	8,491,645	468,654
	Marriott International Inc. Class A	4,797,587	451,837
	Ross Stores Inc.	6,011,434	395,973
	CBS Corp. Class B	5,671,889	393,402
*	O'Reilly Automotive Inc.	1,397,768	377,174
	Carnival Corp.	6,378,570	375,762
	Newell Brands Inc.	7,358,236	347,088
	Delphi Automotive plc	4,111,552	330,939
	Yum! Brands Inc.	5,125,924	327,547
*	AutoZone Inc.	434,237	313,975
	Omnicom Group Inc.	3,575,743	308,265
*	Dollar Tree Inc.	3,600,745	282,514
	VF Corp.	5,052,660	277,745
	Dollar General Corp.	3,876,873	270,334
*	Ulta Beauty Inc.	892,424	254,546
	Royal Caribbean Cruises Ltd.	2,555,872	250,757
	Viacom Inc. Class B	5,299,541	247,065
	Twenty-First Century Fox Inc.	7,424,488	235,950
	Expedia Inc.	1,839,139	232,044
*	Mohawk Industries Inc.	961,965	220,761
*	DISH Network Corp. Class A	3,448,070	218,918
	Genuine Parts Co.	2,262,952	209,119
	Best Buy Co. Inc.	4,132,268	203,101
*	Chipotle Mexican Grill Inc. Class A	439,002	195,584
	Whirlpool Corp.	1,136,554	194,726
	Coach Inc.	4,281,373	176,949
	DR Horton Inc.	5,184,835	172,707
	L Brands Inc.	3,663,155	172,535
	Hasbro Inc.	1,709,342	170,627
*,^ CarMax Inc.		2,854,919	169,068
	Advance Auto Parts Inc.	1,125,295	166,836
	Harley-Davidson Inc.	2,693,775	162,973
	Lennar Corp. Class A	3,100,056	158,692

	Darden Restaurants Inc.	1,895,291	158,579
	Tiffany & Co.	1,632,253	155,554
	Foot Locker Inc.	2,019,953	151,113
	Interpublic Group of Cos. Inc.	5,990,316	147,182
	Wynn Resorts Ltd.	1,212,678	138,985
	Goodyear Tire & Rubber Co.	3,837,689	138,157
	Tractor Supply Co.	1,998,278	137,821
*	LKQ Corp.	4,699,940	137,567
	Macy's Inc.	4,637,881	137,467
	Wyndham Worldwide Corp.	1,600,669	134,920
	Mattel Inc.	5,220,691	133,702
	BorgWarner Inc.	3,052,993	127,585
	PVH Corp.	1,208,550	125,049
^	Hanesbrands Inc.	5,774,973	119,888
	Scripps Networks Interactive Inc. Class A	1,456,135	114,117
	Kohl's Corp.	2,691,145	107,134
	PulteGroup Inc.	4,360,234	102,683
	Leggett & Platt Inc.	2,038,826	102,594
	News Corp. Class A	7,695,745	100,045
*	Discovery Communications Inc.	3,349,730	94,831
*	Michael Kors Holdings Ltd.	2,476,930	94,396
	Bed Bath & Beyond Inc.	2,290,689	90,391
^	Garmin Ltd.	1,754,231	89,659
	Staples Inc.	9,919,136	86,991
	TEGNA Inc.	3,272,352	83,838
	Gap Inc.	3,346,643	81,290
^	Nordstrom Inc.	1,736,791	80,882
*	TripAdvisor Inc.	1,722,130	74,327
	Signet Jewelers Ltd.	1,063,832	73,692
	H&R Block Inc.	3,158,444	73,434
	Ralph Lauren Corp. Class A	858,503	70,071
*,^ Discovery Communications Inc. Class A		2,321,011	67,518
*,^ Under Armour Inc. Class A		2,799,047	55,365
*,^ Under Armour Inc.		2,831,429	51,815
*	AutoNation Inc.	1,006,228	42,553
*	Urban Outfitters Inc.	984	23
			38,134,402
Consumer Staples (9.3%)
	Procter & Gamble Co.	39,002,685	3,504,391
	Philip Morris International Inc.	23,668,956	2,672,225
	Coca-Cola Co.	58,956,575	2,502,117
	PepsiCo Inc.	21,772,766	2,435,502
	Altria Group Inc.	29,591,271	2,113,409
	Wal-Mart Stores Inc.	22,976,161	1,656,122
	CVS Health Corp.	15,650,383	1,228,555
	Costco Wholesale Corp.	6,695,973	1,122,848
	Walgreens Boots Alliance Inc.	13,011,862	1,080,635
	Mondelez International Inc. Class A	23,294,749	1,003,538
	Colgate-Palmolive Co.	13,467,457	985,683
	Kraft Heinz Co.	9,101,384	826,497
	Reynolds American Inc.	12,616,689	795,104
	Kimberly-Clark Corp.	5,426,765	714,325
	General Mills Inc.	8,852,556	522,389
	Constellation Brands Inc. Class A	2,634,288	426,939
	Kroger Co.	14,094,634	415,651
	Archer-Daniels-Midland Co.	8,711,457	401,075
	Sysco Corp.	7,581,020	393,606

	Estee Lauder Cos. Inc. Class A	3,394,528	287,822
*	Monster Beverage Corp.	6,136,771	283,335
	Kellogg Co.	3,856,465	280,018
	Dr Pepper Snapple Group Inc.	2,792,773	273,468
	Tyson Foods Inc. Class A	4,376,746	270,089
	Molson Coors Brewing Co. Class B	2,812,322	269,167
	Clorox Co.	1,956,540	263,800
	Conagra Brands Inc.	6,306,815	254,417
	Mead Johnson Nutrition Co.	2,798,028	249,248
	JM Smucker Co.	1,775,967	232,794
	Hershey Co.	2,130,537	232,761
	Church & Dwight Co. Inc.	3,885,701	193,780
	McCormick & Co. Inc.	1,733,604	169,113
	Campbell Soup Co.	2,950,573	168,891
	Whole Foods Market Inc.	4,858,681	144,400
	Hormel Foods Corp.	4,113,998	142,468
	Coty Inc. Class A	7,179,424	130,163
	Brown-Forman Corp. Class B	2,697,905	124,589
			28,770,934
Energy (6.6%)
	Exxon Mobil Corp.	63,268,810	5,188,675
	Chevron Corp.	28,885,927	3,101,482
	Schlumberger Ltd.	21,274,592	1,661,546
	ConocoPhillips	18,859,047	940,501
	EOG Resources Inc.	8,799,055	858,348
	Occidental Petroleum Corp.	11,664,893	739,088
	Halliburton Co.	13,224,210	650,763
	Kinder Morgan Inc.	29,286,055	636,679
	Phillips 66	6,733,246	533,408
	Anadarko Petroleum Corp.	8,526,490	528,642
	Pioneer Natural Resources Co.	2,590,096	482,354
	Valero Energy Corp.	6,880,448	456,105
	Marathon Petroleum Corp.	8,050,808	406,888
	Baker Hughes Inc.	6,488,222	388,125
	Williams Cos. Inc.	12,597,342	372,755
	Devon Energy Corp.	8,001,821	333,836
	Apache Corp.	5,791,468	297,624
*	Concho Resources Inc.	2,259,795	290,022
	National Oilwell Varco Inc.	5,778,195	231,648
*	TechnipFMC plc	7,118,563	231,353
	Noble Energy Inc.	6,643,698	228,145
	Marathon Oil Corp.	12,927,432	204,253
	Hess Corp.	4,105,169	197,910
	ONEOK Inc.	3,216,930	178,347
	Cimarex Energy Co.	1,451,674	173,460
	Cabot Oil & Gas Corp.	7,252,564	173,409
	EQT Corp.	2,645,883	161,663
	Tesoro Corp.	1,784,280	144,634
*	Newfield Exploration Co.	3,032,924	111,945
^	Helmerich & Payne Inc.	1,655,625	110,215
	Range Resources Corp.	2,868,803	83,482
*,^ Transocean Ltd.		5,940,596	73,960
	Murphy Oil Corp.	2,470,978	70,645
*,^ Chesapeake Energy Corp.		11,617,788	69,010
*	Southwestern Energy Co.	7,594,003	62,043
			20,372,963

Financials (14.3%)
JPMorgan Chase & Co.	54,501,875	4,787,445
* Berkshire Hathaway Inc. Class B	27,452,060	4,575,709
Wells Fargo & Co.	68,708,330	3,824,306
Bank of America Corp.	152,965,758	3,608,462
Citigroup Inc.	42,280,065	2,529,194
Goldman Sachs Group Inc.	5,651,623	1,298,291
US Bancorp	24,301,206	1,251,512
Chubb Ltd.	7,107,773	968,434
Morgan Stanley	21,919,771	939,043
American Express Co.	11,548,726	913,620
PNC Financial Services Group Inc.	7,419,595	892,132
American International Group Inc.	14,200,213	886,519
MetLife Inc.	16,591,320	876,354
Charles Schwab Corp.	18,531,505	756,271
Bank of New York Mellon Corp.	15,832,157	747,753
BlackRock Inc.	1,856,314	711,915
Prudential Financial Inc.	6,559,426	699,760
Capital One Financial Corp.	7,336,919	635,817
CME Group Inc.	5,181,249	615,532
Marsh & McLennan Cos. Inc.	7,856,433	580,512
BB&T Corp.	12,342,226	551,698
Intercontinental Exchange Inc.	9,086,788	544,026
S&P Global Inc.	3,941,718	515,340
Travelers Cos. Inc.	4,268,838	514,566
Aon plc	4,005,819	475,451
Allstate Corp.	5,570,086	453,906
Aflac Inc.	6,123,492	443,463
State Street Corp.	5,476,435	435,979
SunTrust Banks Inc.	7,496,316	414,546
Synchrony Financial	11,748,784	402,983
Discover Financial Services	5,880,626	402,176
M&T Bank Corp.	2,351,914	363,912
Progressive Corp.	8,859,708	347,123
Ameriprise Financial Inc.	2,349,887	304,733
KeyCorp	16,357,969	290,845
Fifth Third Bancorp	11,447,280	290,761
Northern Trust Corp.	3,280,542	284,029
Moody's Corp.	2,531,892	283,673
Hartford Financial Services Group Inc.	5,702,802	274,134
Citizens Financial Group Inc.	7,765,586	268,301
Regions Financial Corp.	18,384,832	267,132
Principal Financial Group Inc.	4,078,522	257,396
* Berkshire Hathaway Inc. Class A	1,022	255,347
Willis Towers Watson plc	1,943,278	254,356
T. Rowe Price Group Inc.	3,712,713	253,021
Lincoln National Corp.	3,435,844	224,876
Huntington Bancshares Inc.	16,565,818	221,816
Franklin Resources Inc.	5,259,852	221,650
Loews Corp.	4,210,526	196,926
Invesco Ltd.	6,156,164	188,563
Comerica Inc.	2,682,326	183,954
Cincinnati Financial Corp.	2,287,411	165,311
Unum Group	3,498,749	164,056
XL Group Ltd.	4,044,160	161,200
Arthur J Gallagher & Co.	2,723,927	154,011
Raymond James Financial Inc.	1,950,697	148,760

* E*TRADE Financial Corp.	4,189,198	146,161
Affiliated Managers Group Inc.	865,505	141,891
Zions Bancorporation	3,086,960	129,652
Torchmark Corp.	1,670,727	128,713
Leucadia National Corp.	4,937,959	128,387
Nasdaq Inc.	1,754,711	121,865
CBOE Holdings Inc.	1,399,113	113,426
People's United Financial Inc.	5,057,750	92,051
Assurant Inc.	848,369	81,163
Navient Corp.	4,436,507	65,483
Suffolk Bancorp	82,157	3,320
		44,430,713
Health Care (13.8%)
Johnson & Johnson	41,400,451	5,156,426
Pfizer Inc.	90,816,373	3,106,828
Merck & Co. Inc.	41,892,934	2,661,877
UnitedHealth Group Inc.	14,678,230	2,407,377
Amgen Inc.	11,237,159	1,843,681
Medtronic plc	20,889,217	1,682,835
AbbVie Inc.	24,320,754	1,584,740
* Celgene Corp.	11,870,672	1,477,068
Bristol-Myers Squibb Co.	25,523,892	1,387,989
Gilead Sciences Inc.	19,944,310	1,354,618
Eli Lilly & Co.	14,815,822	1,246,159
Allergan plc	5,115,193	1,222,122
Abbott Laboratories	26,369,472	1,171,068
Thermo Fisher Scientific Inc.	5,955,188	914,717
* Biogen Inc.	3,294,599	900,809
Danaher Corp.	9,310,522	796,329
Aetna Inc.	5,364,799	684,280
Anthem Inc.	4,032,842	666,951
Stryker Corp.	4,721,304	621,560
* Express Scripts Holding Co.	9,239,586	608,981
Becton Dickinson and Co.	3,246,582	595,553
Cigna Corp.	3,921,139	574,408
* Boston Scientific Corp.	20,799,554	517,285
McKesson Corp.	3,234,606	479,563
Humana Inc.	2,277,863	469,559
* Regeneron Pharmaceuticals Inc.	1,160,045	449,529
* Intuitive Surgical Inc.	560,219	429,391
* Alexion Pharmaceuticals Inc.	3,426,389	415,415
* Vertex Pharmaceuticals Inc.	3,789,745	414,409
Zoetis Inc.	7,504,684	400,525
Cardinal Health Inc.	4,811,778	392,400
* HCA Holdings Inc.	4,403,576	391,874
Baxter International Inc.	7,420,903	384,848
* Illumina Inc.	2,231,704	380,818
Zimmer Biomet Holdings Inc.	3,067,532	374,576
* Incyte Corp.	2,687,093	359,184
* Edwards Lifesciences Corp.	3,241,349	304,914
* Mylan NV	7,024,744	273,895
CR Bard Inc.	1,098,791	273,094
* Cerner Corp.	4,476,616	263,449
Agilent Technologies Inc.	4,912,909	259,745
* Laboratory Corp. of America Holdings	1,560,623	223,903
AmerisourceBergen Corp. Class A	2,519,463	222,972
Dentsply Sirona Inc.	3,504,344	218,811

* IDEXX Laboratories Inc.	1,342,351	207,541
Quest Diagnostics Inc.	2,097,655	205,969
* Henry Schein Inc.	1,208,361	205,385
* Waters Corp.	1,222,150	191,034
* Mettler-Toledo International Inc.	395,818	189,561
* Centene Corp.	2,623,993	186,986
* Hologic Inc.	4,259,913	181,259
Universal Health Services Inc. Class B	1,364,363	169,795
* DaVita Inc.	2,374,221	161,376
Cooper Cos. Inc.	746,366	149,191
Perrigo Co. plc	2,186,948	145,191
* Varian Medical Systems Inc.	1,425,566	129,912
* Envision Healthcare Corp.	1,791,500	109,855
PerkinElmer Inc.	1,674,344	97,212
* Mallinckrodt plc	1,598,010	71,223
^ Patterson Cos. Inc.	1,253,738	56,707
		43,024,732
Industrials (10.0%)
General Electric Co.	133,130,467	3,967,288
3M Co.	9,097,408	1,740,607
Boeing Co.	8,690,875	1,537,068
Honeywell International Inc.	11,615,971	1,450,486
Union Pacific Corp.	12,417,795	1,315,293
United Technologies Corp.	11,435,140	1,283,137
United Parcel Service Inc. Class B	10,517,155	1,128,491
Lockheed Martin Corp.	3,808,608	1,019,183
Caterpillar Inc.	8,950,872	830,283
General Dynamics Corp.	4,341,159	812,665
FedEx Corp.	3,740,169	729,894
Raytheon Co.	4,467,693	681,323
CSX Corp.	14,131,945	657,842
Northrop Grumman Corp.	2,663,343	633,449
Illinois Tool Works Inc.	4,761,801	630,796
Johnson Controls International plc	14,318,569	603,098
Emerson Electric Co.	9,840,041	589,025
Delta Air Lines Inc.	11,156,039	512,732
Eaton Corp. plc	6,859,685	508,646
Southwest Airlines Co.	9,385,799	504,581
Norfolk Southern Corp.	4,432,029	496,254
Deere & Co.	4,470,551	486,664
Waste Management Inc.	6,170,273	449,936
PACCAR Inc.	5,352,264	359,672
Cummins Inc.	2,359,830	356,806
Parker-Hannifin Corp.	2,033,129	325,951
American Airlines Group Inc.	7,688,850	325,238
Ingersoll-Rand plc	3,963,164	322,284
Roper Technologies Inc.	1,553,899	320,865
Stanley Black & Decker Inc.	2,330,464	309,649
* United Continental Holdings Inc.	4,367,377	308,512
Rockwell Automation Inc.	1,961,588	305,439
Fortive Corp.	4,591,882	276,523
Equifax Inc.	1,828,922	250,087
Fastenal Co.	4,413,009	227,270
Republic Services Inc. Class A	3,520,658	221,133
Nielsen Holdings plc	5,126,668	211,783
L3 Technologies Inc.	1,187,058	196,209
Textron Inc.	4,120,965	196,117

Rockwell Collins Inc.	1,995,999	193,931
WW Grainger Inc.	825,859	192,227
* Verisk Analytics Inc. Class A	2,360,042	191,494
Dover Corp.	2,372,675	190,644
AMETEK Inc.	3,501,156	189,343
Arconic Inc.	6,723,128	177,087
Alaska Air Group Inc.	1,883,455	173,692
TransDigm Group Inc.	758,078	166,898
CH Robinson Worldwide Inc.	2,156,022	166,639
Cintas Corp.	1,314,124	166,289
Masco Corp.	4,887,019	166,110
* United Rentals Inc.	1,285,922	160,805
Pentair plc	2,549,914	160,084
Expeditors International of Washington Inc.	2,748,315	155,252
Snap-on Inc.	884,328	149,160
Fortune Brands Home & Security Inc.	2,332,816	141,952
Kansas City Southern	1,626,416	139,481
Xylem Inc.	2,736,817	137,443
Acuity Brands Inc.	672,502	137,190
JB Hunt Transport Services Inc.	1,323,955	121,460
Fluor Corp.	2,124,915	111,813
Allegion plc	1,460,442	110,555
* Stericycle Inc.	1,297,426	107,544
Jacobs Engineering Group Inc.	1,846,500	102,075
Flowserve Corp.	1,990,212	96,366
Robert Half International Inc.	1,948,657	95,153
* Quanta Services Inc.	2,306,418	85,591
Ryder System Inc.	818,710	61,763
Dun & Bradstreet Corp.	561,813	60,642
		31,190,962
Information Technology (22.0%)
Apple Inc.	80,050,315	11,500,028
Microsoft Corp.	117,905,478	7,765,255
* Facebook Inc. Class A	35,933,667	5,104,377
* Alphabet Inc. Class A	4,529,087	3,839,760
* Alphabet Inc. Class C	4,512,882	3,743,706
Intel Corp.	72,148,051	2,602,380
Cisco Systems Inc.	76,415,783	2,582,854
Visa Inc. Class A	28,348,643	2,519,344
International Business Machines Corp.	13,095,856	2,280,512
Oracle Corp.	45,731,345	2,040,075
Mastercard Inc. Class A	14,374,929	1,616,748
Broadcom Ltd.	6,119,430	1,339,910
QUALCOMM Inc.	22,539,224	1,292,399
Texas Instruments Inc.	15,257,203	1,229,120
Accenture plc Class A	9,500,507	1,138,921
* Adobe Systems Inc.	7,561,291	983,951
NVIDIA Corp.	8,985,055	978,742
* salesforce.com Inc.	9,990,034	824,078
* PayPal Holdings Inc.	17,138,391	737,294
Automatic Data Processing Inc.	6,850,611	701,434
Applied Materials Inc.	16,472,245	640,770
* Yahoo! Inc.	13,390,129	621,436
Hewlett Packard Enterprise Co.	25,395,398	601,871
* Cognizant Technology Solutions Corp. Class A	9,284,131	552,592
Activision Blizzard Inc.	10,551,324	526,089
* eBay Inc.	15,421,155	517,688

	HP Inc.	25,830,567	461,851
*	Micron Technology Inc.	15,812,376	456,978
	Analog Devices Inc.	5,555,830	455,300
	Intuit Inc.	3,706,763	429,948
*	Electronic Arts Inc.	4,702,405	420,959
	TE Connectivity Ltd.	5,419,531	404,026
	Fidelity National Information Services Inc.	5,014,798	399,278
	Corning Inc.	14,156,735	382,232
*	Fiserv Inc.	3,272,305	377,330
	Western Digital Corp.	4,394,261	362,658
	Amphenol Corp. Class A	4,693,112	334,009
	Lam Research Corp.	2,486,525	319,170
	Symantec Corp.	9,439,643	289,608
	Paychex Inc.	4,871,415	286,926
	Skyworks Solutions Inc.	2,820,771	276,379
*	Autodesk Inc.	2,987,648	258,342
	Microchip Technology Inc.	3,301,407	243,578
*	Red Hat Inc.	2,719,796	235,262
	KLA-Tencor Corp.	2,391,075	227,320
	Xilinx Inc.	3,797,821	219,856
	Motorola Solutions Inc.	2,513,110	216,680
	Alliance Data Systems Corp.	853,129	212,429
	Harris Corp.	1,898,914	211,292
	Seagate Technology plc	4,503,985	206,868
*	Citrix Systems Inc.	2,385,658	198,940
	Global Payments Inc.	2,323,462	187,457
	NetApp Inc.	4,135,647	173,077
*,^ Advanced Micro Devices Inc.		11,767,186	171,213
*	Synopsys Inc.	2,295,450	165,571
	Juniper Networks Inc.	5,825,550	162,125
*	Akamai Technologies Inc.	2,643,215	157,800
	CA Inc.	4,780,843	151,648
	Western Union Co.	7,333,424	149,235
*	F5 Networks Inc.	988,198	140,887
	Total System Services Inc.	2,522,775	134,868
*	Qorvo Inc.	1,928,744	132,235
*,^ VeriSign Inc.		1,357,450	118,248
	Xerox Corp.	13,020,598	95,571
	FLIR Systems Inc.	2,079,247	75,435
	CSRA Inc.	2,219,553	65,011
*	Teradata Corp.	1,995,566	62,102
	Computer Sciences Corp.	376,495	25,982
*	First Solar Inc.	861	23
*	Conduent Inc.	4	—
			68,337,041
Materials (2.8%)
	Dow Chemical Co.	17,033,564	1,082,313
	EI du Pont de Nemours & Co.	13,192,632	1,059,764
	Monsanto Co.	6,691,601	757,489
	Praxair Inc.	4,351,076	516,038
	Ecolab Inc.	4,007,302	502,275
	LyondellBasell Industries NV Class A	5,034,915	459,134
	Air Products & Chemicals Inc.	3,321,503	449,366
	PPG Industries Inc.	3,921,425	412,063
	Sherwin-Williams Co.	1,238,192	384,075
	International Paper Co.	6,272,789	318,532
	Nucor Corp.	4,863,667	290,458

* Freeport-McMoRan Inc.	20,284,938	271,007
Newmont Mining Corp.	8,107,681	267,229
Vulcan Materials Co.	2,019,240	243,278
Martin Marietta Materials Inc.	962,351	210,033
WestRock Co.	3,823,007	198,911
Ball Corp.	2,670,598	198,319
Albemarle Corp.	1,717,973	181,487
Eastman Chemical Co.	2,236,442	180,705
International Flavors & Fragrances Inc.	1,205,528	159,769
Mosaic Co.	5,341,476	155,864
FMC Corp.	2,038,999	141,894
Sealed Air Corp.	2,950,440	128,580
Avery Dennison Corp.	1,363,799	109,922
CF Industries Holdings Inc.	3,555,502	104,354
		8,782,859
Real Estate (2.9%)
Simon Property Group Inc.	4,878,666	839,277
American Tower Corporation	6,516,794	792,051
Crown Castle International Corp.	5,499,902	519,466
Public Storage	2,278,063	498,691
Equinix Inc.	1,185,433	474,612
Prologis Inc.	8,074,849	418,923
Welltower Inc.	5,530,431	391,665
Weyerhaeuser Co.	11,425,371	388,234
AvalonBay Communities Inc.	2,094,880	384,620
Ventas Inc.	5,409,369	351,825
Equity Residential	5,599,875	348,424
Boston Properties Inc.	2,346,498	310,700
Vornado Realty Trust	2,625,958	263,410
Digital Realty Trust Inc.	2,429,708	258,497
Realty Income Corp.	4,135,616	246,193
Essex Property Trust Inc.	1,000,141	231,563
HCP Inc.	7,143,341	223,444
Host Hotels & Resorts Inc.	11,280,391	210,492
* GGP Inc.	8,911,757	206,574
Mid-America Apartment Communities Inc.	1,731,909	176,204
SL Green Realty Corp.	1,534,092	163,565
* CBRE Group Inc. Class A	4,585,456	159,528
Alexandria Real Estate Equities Inc.	1,435,992	158,706
Regency Centers Corp.	2,226,916	147,845
UDR Inc.	4,076,162	147,802
Federal Realty Investment Trust	1,100,717	146,946
Kimco Realty Corp.	6,490,386	143,372
Extra Space Storage Inc.	1,920,366	142,856
Iron Mountain Inc.	3,740,929	133,439
Macerich Co.	1,843,322	118,710
Apartment Investment & Management Co.	2,394,629	106,202
		9,103,836
Telecommunication Services (2.4%)
AT&T Inc.	93,701,429	3,893,294
Verizon Communications Inc.	62,263,546	3,035,348
* Level 3 Communications Inc.	4,456,401	254,995
CenturyLink Inc.	8,339,326	196,558
Frontier Communications Corp.	658,698	1,410
		7,381,605

Utilities (3.2%)
	NextEra Energy Inc.			7,133,188	915,687
	Duke Energy Corp.			10,672,729	875,270
	Southern Co.			15,118,677	752,608
	Dominion Resources Inc.			9,581,848	743,264
	PG&E Corp.			7,733,193	513,175
	Exelon Corp.			14,134,376	508,555
	American Electric Power Co. Inc.			7,500,948	503,539
	Sempra Energy			3,821,991	422,330
	Edison International			4,970,426	395,696
	PPL Corp.			10,368,427	387,675
	Consolidated Edison Inc.			4,653,608	361,399
	Xcel Energy Inc.			7,737,142	343,916
	Public Service Enterprise Group Inc.			7,721,821	342,463
	WEC Energy Group Inc.			4,813,509	291,843
	Eversource Energy			4,834,015	284,143
	DTE Energy Co.			2,737,318	279,508
	FirstEnergy Corp.			6,751,064	214,819
	American Water Works Co. Inc.			2,719,568	211,501
	Entergy Corp.			2,737,154	207,914
	Ameren Corp.			3,702,532	202,121
	CMS Energy Corp.			4,270,883	191,079
	CenterPoint Energy Inc.			6,569,738	181,128
	SCANA Corp.			2,179,485	142,429
	Pinnacle West Capital Corp.			1,698,134	141,590
	Alliant Energy Corp.			3,472,357	137,540
	NiSource Inc.			4,931,326	117,316
	AES Corp.			10,051,321	112,374
	NRG Energy Inc.			4,818,709	90,110
					9,870,992
Total Common Stocks (Cost $196,743,031)					309,401,039
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund		0.965%		12,858,185	1,286,076

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.574%	5/11/17	5,000	4,996
	United States Treasury Bill	0.561%	5/18/17	1,000	999
4	United States Treasury Bill	0.557%	5/25/17	15,000	14,985
4	United States Treasury Bill	0.551%	6/8/17	7,000	6,991
4	United States Treasury Bill	0.592%	7/13/17	34,000	33,927
					61,898
Total Temporary Cash Investments (Cost $1,347,822)					1,347,974
Total Investments (100.0%) (Cost $198,090,853)					310,749,013
Other Assets and Liabilities-Net (0.0%)3					(41,622)
Net Assets (100%)					310,707,391

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $190,176,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $197,182,000 of collateral received for securities on loan.
4 Securities with a value of $55,503,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	309,401,039	—	—
Temporary Cash Investments	1,286,076	61,898	—
Futures Contracts—Liabilities[1]	(3,076)	—	—
Total	310,684,039	61,898	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

500 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	10,585	1,248,607	(4,964)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $198,090,853,000. Net unrealized appreciation of investment securities for tax purposes was $112,658,160,000, consisting of unrealized gains of $115,856,992,000 on securities that had risen in value since their purchase and $3,198,832,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.2%)
^,* Tesla Inc.		1,544,161	429,740
*	Liberty Global plc	9,112,363	319,297
	Las Vegas Sands Corp.	4,550,782	259,713
	MGM Resorts International	5,982,484	163,920
	Hilton Worldwide Holdings Inc.	2,377,720	139,001
	Lear Corp.	864,694	122,423
	Aramark	3,049,661	112,441
^	Autoliv Inc.	1,098,725	112,356
*	Liberty Interactive Corp. QVC Group Class A	5,489,557	109,901
	Domino's Pizza Inc.	595,598	109,769
^	Sirius XM Holdings Inc.	21,038,992	108,351
*	Norwegian Cruise Line Holdings Ltd.	2,030,446	103,005
	Vail Resorts Inc.	495,035	94,997
*	NVR Inc.	42,649	89,856
*	Burlington Stores Inc.	875,482	85,176
	Adient plc	1,165,204	84,675
*	Liberty Media Corp-Liberty SiriusXM Class C Shares	2,170,566	84,175
	Gentex Corp.	3,534,826	75,398
*	Liberty Global plc Class A	2,057,608	73,806
	Service Corp. International	2,358,375	72,827
^,* Panera Bread Co. Class A		268,906	70,418
*	ServiceMaster Global Holdings Inc.	1,679,451	70,117
*	Lululemon Athletica Inc.	1,322,819	68,615
	Brunswick Corp.	1,103,499	67,534
*	Toll Brothers Inc.	1,834,717	66,252
*	Liberty Broadband Corp.	753,779	65,126
	Six Flags Entertainment Corp.	1,062,391	63,202
^	Polaris Industries Inc.	740,106	62,021
	Dunkin' Brands Group Inc.	1,132,197	61,909
	Pool Corp.	506,117	60,395
	Cinemark Holdings Inc.	1,311,187	58,138
	Thor Industries Inc.	592,634	56,970
	Carter's Inc.	610,793	54,849
	Williams-Sonoma Inc.	1,010,018	54,157
	Dick's Sporting Goods Inc.	1,090,777	53,077
*	Live Nation Entertainment Inc.	1,640,805	49,831
^	Cracker Barrel Old Country Store Inc.	296,141	47,160
*	Skechers U.S.A. Inc. Class A	1,661,923	45,620
*	Liberty Ventures Class A	1,009,125	44,886
	CST Brands Inc.	926,471	44,554
*	Liberty Media Corp-Liberty SiriusXM Class A Shares	1,106,893	43,080
*	Grand Canyon Education Inc.	593,639	42,510
	Tenneco Inc.	670,486	41,852
	Jack in the Box Inc.	398,383	40,523
*	AMC Networks Inc. Class A	679,759	39,888
*	Bright Horizons Family Solutions Inc.	547,158	39,663
	Tupperware Brands Corp.	628,716	39,433
*	Visteon Corp.	401,094	39,287
	Nexstar Media Group Inc. Class A	538,151	37,751

*	Kate Spade & Co.	1,589,926	36,934
	Cable One Inc.	58,709	36,662
*	Sally Beauty Holdings Inc.	1,788,504	36,557
	Sinclair Broadcast Group Inc. Class A	901,329	36,504
*	Madison Square Garden Co. Class A	179,747	35,897
	Texas Roadhouse Inc. Class A	792,261	35,279
	Graham Holdings Co. Class B	58,375	34,999
*	Lions Gate Entertainment Corp. Class B	1,433,138	34,940
*	Liberty Broadband Corp. Class A	408,224	34,736
	Cheesecake Factory Inc.	544,271	34,485
*	Buffalo Wild Wings Inc.	224,895	34,353
	Dana Inc.	1,771,845	34,214
	Tribune Media Co. Class A	910,778	33,945
*	Cabela's Inc.	638,773	33,925
	CalAtlantic Group Inc.	903,888	33,851
	Wendy's Co.	2,465,003	33,549
*	Murphy USA Inc.	451,535	33,152
*	Liberty Global PLC LiLAC	1,434,087	33,041
*	Helen of Troy Ltd.	348,698	32,847
*	Dorman Products Inc.	380,604	31,259
	John Wiley & Sons Inc. Class A	574,008	30,882
*	Liberty Expedia Holdings Inc. Class A	674,014	30,654
	Wolverine World Wide Inc.	1,225,145	30,592
	LCI Industries	306,215	30,560
	Office Depot Inc.	6,549,151	30,552
	Marriott Vacations Worldwide Corp.	300,330	30,012
	American Eagle Outfitters Inc.	2,121,440	29,764
*	Five Below Inc.	681,306	29,507
*	Michaels Cos. Inc.	1,314,767	29,438
	Regal Entertainment Group Class A	1,298,129	29,312
	Cooper Tire & Rubber Co.	660,657	29,300
	Meredith Corp.	445,732	28,794
	GameStop Corp. Class A	1,255,652	28,315
*	Dave & Buster's Entertainment Inc.	462,917	28,280
	Choice Hotels International Inc.	451,292	28,251
	ILG Inc.	1,305,989	27,374
	Brinker International Inc.	613,072	26,951
^,* Tempur Sealy International Inc.		579,501	26,924
	Children's Place Inc.	222,338	26,692
	Big Lots Inc.	544,243	26,494
*	Steven Madden Ltd.	684,720	26,396
	Papa John's International Inc.	328,371	26,283
*	Hyatt Hotels Corp. Class A	482,594	26,050
^,* Sotheby's		570,778	25,959
	Bloomin' Brands Inc.	1,296,103	25,572
	Churchill Downs Inc.	157,391	25,002
	DeVry Education Group Inc.	704,977	24,991
	Lithia Motors Inc. Class A	290,789	24,906
*	Cooper-Standard Holdings Inc.	219,914	24,395
*	Urban Outfitters Inc.	1,024,400	24,340
*	TRI Pointe Group Inc.	1,924,887	24,138
	Extended Stay America Inc.	1,496,097	23,848
	Time Inc.	1,229,965	23,800
	Aaron's Inc.	792,992	23,584
*	Deckers Outdoor Corp.	394,595	23,569
^,* JC Penney Co. Inc.		3,807,157	23,452
	Chico's FAS Inc.	1,590,838	22,590

*	iRobot Corp.	339,527	22,456
*	TopBuild Corp.	475,090	22,329
*	Boyd Gaming Corp.	1,006,553	22,154
^,* RH		474,217	21,937
	Penske Automotive Group Inc.	465,652	21,797
	New York Times Co. Class A	1,511,607	21,767
	Monro Muffler Brake Inc.	406,504	21,179
	AMC Entertainment Holdings Inc. Class A	666,901	20,974
	Nutrisystem Inc.	370,824	20,581
*	Hilton Grand Vacations Inc.	711,568	20,394
	KB Home	1,017,718	20,232
*	Shutterfly Inc.	418,967	20,232
^,* Ollie's Bargain Outlet Holdings Inc.		592,964	19,864
	Columbia Sportswear Co.	337,361	19,820
^,* Lions Gate Entertainment Corp. Class A		744,396	19,771
^,* Groupon Inc. Class A		4,960,805	19,496
*	Penn National Gaming Inc.	1,011,289	18,638
*	Liberty Media Corp-Liberty Formula One	534,488	18,253
	Group 1 Automotive Inc.	244,301	18,098
*	MSG Networks Inc.	772,931	18,048
	Core-Mark Holding Co. Inc.	574,752	17,926
*	Gentherm Inc.	455,559	17,881
*	American Axle & Manufacturing Holdings Inc.	943,514	17,719
	Planet Fitness Inc. Class A	894,126	17,230
*	Meritage Homes Corp.	464,866	17,107
	Dillard's Inc. Class A	321,119	16,775
	La-Z-Boy Inc.	607,994	16,416
*	EW Scripps Co. Class A	700,193	16,413
	DSW Inc. Class A	779,330	16,117
	Bob Evans Farms Inc.	244,825	15,882
*	Liberty Global PLC LiLAC Class A	704,929	15,678
	MDC Holdings Inc.	504,441	15,158
^,* Wayfair Inc.		373,743	15,133
*	Vista Outdoor Inc.	730,758	15,046
	SeaWorld Entertainment Inc.	818,150	14,948
*	Scientific Games Corp. Class A	629,432	14,886
*	Pinnacle Entertainment Inc.	751,948	14,678
	HSN Inc.	395,486	14,673
*	Asbury Automotive Group Inc.	243,409	14,629
	Caleres Inc.	545,109	14,402
	Sonic Corp.	565,265	14,335
	Scholastic Corp.	335,774	14,294
*	Genesco Inc.	257,646	14,286
^,* American Outdoor Brands Corp.		704,147	13,949
*	Taylor Morrison Home Corp. Class A	646,243	13,778
*	Select Comfort Corp.	555,724	13,776
*	La Quinta Holdings Inc.	991,850	13,410
*	Installed Building Products Inc.	248,846	13,127
*	Belmond Ltd. Class A	1,076,637	13,027
	ClubCorp Holdings Inc.	807,390	12,959
*	Fox Factory Holding Corp.	450,429	12,927
*	Houghton Mifflin Harcourt Co.	1,272,693	12,918
	Callaway Golf Co.	1,161,386	12,857
	Standard Motor Products Inc.	260,412	12,797
^	Sturm Ruger & Co. Inc.	238,630	12,779
*	Liberty TripAdvisor Holdings Inc. Class A	903,720	12,742
*	Etsy Inc.	1,180,593	12,550

	Capella Education Co.	147,562	12,546
*	Universal Electronics Inc.	181,339	12,422
*	Cavco Industries Inc.	106,333	12,377
*	Gray Television Inc.	839,003	12,166
	International Speedway Corp. Class A	325,841	12,040
	Gannett Co. Inc.	1,434,910	12,025
*	G-III Apparel Group Ltd.	543,531	11,898
*	Denny's Corp.	941,991	11,652
	DineEquity Inc.	210,576	11,460
	Oxford Industries Inc.	187,303	10,725
^,* GoPro Inc. Class A		1,226,453	10,670
^	World Wrestling Entertainment Inc. Class A	479,649	10,658
	Strayer Education Inc.	129,482	10,422
^	Abercrombie & Fitch Co.	838,492	10,003
	National CineMedia Inc.	791,545	9,997
	Wingstop Inc.	353,200	9,988
*	BJ's Restaurants Inc.	241,890	9,772
	Ethan Allen Interiors Inc.	318,655	9,767
	Winnebago Industries Inc.	326,534	9,551
	New Media Investment Group Inc.	670,395	9,526
*	Red Robin Gourmet Burgers Inc.	161,605	9,446
*	Liberty Media Corp-Liberty Formula One Class A	281,002	9,189
	Red Rock Resorts Inc. Class A	409,132	9,075
	Tailored Brands Inc.	606,418	9,060
^,* Ascena Retail Group Inc.		2,098,928	8,941
^,* Fossil Group Inc.		510,130	8,902
*	Express Inc.	974,824	8,881
*	Liberty Media Corp-Liberty Braves Class A	372,529	8,810
	Guess? Inc.	772,455	8,613
*	K12 Inc.	436,781	8,364
*	Isle of Capri Casinos Inc.	313,347	8,260
*	Hibbett Sports Inc.	278,837	8,226
*	Fiesta Restaurant Group Inc.	337,960	8,179
	Marcus Corp.	253,916	8,151
	Tile Shop Holdings Inc.	409,958	7,892
	Ruth's Hospitality Group Inc.	380,222	7,623
*	Modine Manufacturing Co.	611,815	7,464
*	M/I Homes Inc.	303,472	7,435
*	Francesca's Holdings Corp.	476,208	7,310
^,* Shake Shack Inc. Class A		218,842	7,309
	Superior Industries International Inc.	286,052	7,251
^,* LGI Homes Inc.		212,880	7,219
^,* Lumber Liquidators Holdings Inc.		342,637	7,192
*	Motorcar Parts of America Inc.	233,334	7,170
*	Nautilus Inc.	388,577	7,092
	Tower International Inc.	261,403	7,084
	Finish Line Inc. Class A	497,090	7,074
^,* Sears Holdings Corp.		614,288	7,058
*	Career Education Corp.	809,176	7,040
	Pier 1 Imports Inc.	971,790	6,958
	Cato Corp. Class A	316,479	6,950
*	Caesars Entertainment Corp.	720,831	6,884
	Sonic Automotive Inc. Class A	338,548	6,788
*	MarineMax Inc.	310,792	6,729
*	Chuy's Holdings Inc.	220,097	6,559
*	Loral Space & Communications Inc.	165,672	6,527
^	Buckle Inc.	348,282	6,478

*	Crocs Inc.	913,488	6,458
	Barnes & Noble Inc.	676,309	6,256
*	Chegg Inc.	741,184	6,256
*	Carrols Restaurant Group Inc.	441,401	6,246
^	GNC Holdings Inc. Class A	848,558	6,245
*	Stoneridge Inc.	334,632	6,070
*	Laureate Education Inc. Class A	424,000	6,050
	Haverty Furniture Cos. Inc.	244,553	5,955
*	Vitamin Shoppe Inc.	295,491	5,954
^,* William Lyon Homes Class A		288,340	5,946
^	Rent-A-Center Inc.	666,037	5,908
*	Biglari Holdings Inc.	13,595	5,873
^	Fred's Inc. Class A	437,756	5,735
*	Del Taco Restaurants Inc.	412,933	5,475
	PetMed Express Inc.	269,441	5,427
*	Unifi Inc.	190,623	5,412
*	Del Frisco's Restaurant Group Inc.	299,318	5,403
^,* Weight Watchers International Inc.		345,684	5,382
*	Regis Corp.	456,155	5,346
*	Century Communities Inc.	208,393	5,293
*	Malibu Boats Inc. Class A	230,781	5,181
	Entravision Communications Corp. Class A	833,456	5,167
*	Iconix Brand Group Inc.	684,062	5,144
	Camping World Holdings Inc. Class A	158,532	5,111
*	Eldorado Resorts Inc.	267,373	5,060
	Movado Group Inc.	202,272	5,047
	Carriage Services Inc. Class A	183,439	4,975
*	Monarch Casino & Resort Inc.	161,545	4,772
*	Beazer Homes USA Inc.	389,850	4,729
	Hooker Furniture Corp.	148,349	4,606
*	American Public Education Inc.	200,899	4,601
*	FTD Cos. Inc.	226,106	4,554
*	Potbelly Corp.	327,426	4,551
	Entercom Communications Corp. Class A	318,189	4,550
*	Barnes & Noble Education Inc.	474,436	4,550
^,* Zoe's Kitchen Inc.		241,589	4,469
*	Bojangles' Inc.	210,302	4,311
	Shoe Carnival Inc.	172,534	4,239
	Acushnet Holdings Corp.	244,452	4,224
*	tronc Inc.	303,298	4,222
^,* Party City Holdco Inc.		300,446	4,221
	NACCO Industries Inc. Class A	60,075	4,193
*	Zumiez Inc.	227,991	4,172
	Flexsteel Industries Inc.	82,643	4,165
	Culp Inc.	132,073	4,121
*	Intrawest Resorts Holdings Inc.	164,208	4,107
*	1-800-Flowers.com Inc. Class A	401,063	4,091
	Libbey Inc.	280,348	4,087
*	Overstock.com Inc.	223,846	3,850
*	Horizon Global Corp.	274,595	3,811
^,* Lands' End Inc.		175,825	3,771
*	Habit Restaurants Inc. Class A	212,085	3,754
	Metaldyne Performance Group Inc.	160,689	3,672
*	America's Car-Mart Inc.	100,405	3,660
	Bassett Furniture Industries Inc.	134,640	3,622
*	Drive Shack Inc.	845,931	3,511
	Spartan Motors Inc.	436,915	3,495

	Big 5 Sporting Goods Corp.	229,057	3,459
*	Hovnanian Enterprises Inc. Class A	1,511,171	3,430
	Citi Trends Inc.	197,123	3,351
*	Perry Ellis International Inc.	153,696	3,301
	MCBC Holdings Inc.	203,904	3,297
*	El Pollo Loco Holdings Inc.	270,883	3,237
	Speedway Motorsports Inc.	162,182	3,055
	Collectors Universe Inc.	117,036	3,055
	Saga Communications Inc. Class A	59,836	3,055
^,* Central European Media Enterprises Ltd. Class A		981,439	3,042
*	Reading International Inc. Class A	193,525	3,007
	CSS Industries Inc.	114,811	2,976
	Lifetime Brands Inc.	147,397	2,963
	Winmark Corp.	24,952	2,820
*	Daily Journal Corp.	13,133	2,814
	Johnson Outdoors Inc. Class A	73,383	2,678
*	Green Brick Partners Inc.	267,713	2,664
*	Nathan's Famous Inc.	41,777	2,617
	Clear Channel Outdoor Holdings Inc. Class A	431,873	2,613
*	AV Homes Inc.	157,355	2,588
^,* Conn's Inc.		291,419	2,550
*	Kirkland's Inc.	199,888	2,479
*	ZAGG Inc.	342,820	2,468
*	Vera Bradley Inc.	256,484	2,388
^,* Duluth Holdings Inc.		111,676	2,378
*	Bridgepoint Education Inc.	218,341	2,330
*	Lindblad Expeditions Holdings Inc.	259,963	2,329
*	West Marine Inc.	243,505	2,323
	RCI Hospitality Holdings Inc.	133,486	2,312
*	Ruby Tuesday Inc.	819,405	2,303
*	Century Casinos Inc.	290,358	2,195
^,* Sequential Brands Group Inc.		559,008	2,175
^,* Global Eagle Entertainment Inc.		679,977	2,169
^,* Jamba Inc.		238,032	2,154
*	Tuesday Morning Corp.	561,463	2,105
*	Ascent Capital Group Inc. Class A	148,654	2,100
*	Gaia Inc. Class A	198,192	1,972
	Weyco Group Inc.	66,532	1,868
*	At Home Group Inc.	121,599	1,843
*	New Home Co. Inc.	169,634	1,774
	AH Belo Corp. Class A	282,493	1,737
*	VOXX International Corp. Class A	330,718	1,720
*	Black Diamond Inc.	315,458	1,719
*	Lee Enterprises Inc.	657,290	1,709
^,* Sportsman's Warehouse Holdings Inc.		349,766	1,672
	Golden Entertainment Inc.	125,818	1,665
	Escalade Inc.	128,377	1,656
^,* Noodles & Co. Class A		286,252	1,646
*	Build-A-Bear Workshop Inc.	185,761	1,644
	Liberty Tax Inc.	111,302	1,586
	Superior Uniform Group Inc.	85,231	1,585
*	Boot Barn Holdings Inc.	154,990	1,533
*	J Alexander's Holdings Inc.	149,546	1,503
^,* Hemisphere Media Group Inc. Class A		120,636	1,417
*	Townsquare Media Inc. Class A	115,335	1,405
*	Red Lion Hotels Corp.	199,255	1,405
	Strattec Security Corp.	50,484	1,403

*	Fogo De Chao Inc.	85,420	1,388
^,* JAKKS Pacific Inc.		251,214	1,382
*	Delta Apparel Inc.	78,307	1,381
*	Shiloh Industries Inc.	100,721	1,373
*	Cherokee Inc.	159,048	1,368
	Tilly's Inc. Class A	150,597	1,358
*	Destination XL Group Inc.	476,198	1,357
	Beasley Broadcast Group Inc. Class A	111,483	1,293
	Marine Products Corp.	113,869	1,238
*	Ballantyne Strong Inc.	205,135	1,231
^,* Vuzix Corp.		196,920	1,221
	Stein Mart Inc.	394,419	1,187
	Rocky Brands Inc.	99,406	1,148
*	Radio One Inc.	298,311	984
*	Bravo Brio Restaurant Group Inc.	191,950	979
	Ark Restaurants Corp.	38,576	976
*	Universal Technical Institute Inc.	277,612	958
*	Lakeland Industries Inc.	87,872	945
^,* Empire Resorts Inc.		37,144	901
*	Harte-Hanks Inc.	631,709	884
*	Container Store Group Inc.	207,399	877
*	Town Sports International Holdings Inc.	245,561	872
^	Stage Stores Inc.	329,131	852
*	Cambium Learning Group Inc.	170,671	836
*	Skyline Corp.	87,500	824
*	Liberty Media Corp-Liberty Braves Class B	33,781	809
^,* Kona Grill Inc.		128,269	808
*	UCP Inc.	79,041	802
*	Lincoln Educational Services Corp.	281,289	790
^,* Papa Murphy's Holdings Inc.		161,898	772
*	Christopher & Banks Corp.	518,863	768
*	Destination Maternity Corp.	171,292	730
*	EVINE Live Inc.	564,596	723
^,* Workhorse Group Inc.		265,277	698
*	Tandy Leather Factory Inc.	82,054	673
*	Full House Resorts Inc.	273,501	665
*	New York & Co. Inc.	318,959	622
*	McClatchy Co. Class A	64,295	622
*	Sears Hometown and Outlet Stores Inc.	158,429	618
	Salem Media Group Inc. Class A	82,930	618
*	Luby's Inc.	194,885	606
	Dover Motorsports Inc.	247,503	544
*	Dixie Group Inc.	150,034	540
*	US Auto Parts Network Inc.	153,430	514
^,* Famous Dave's of America Inc.		112,054	431
	Insignia Systems Inc.	286,292	424
^,* Vince Holding Corp.		269,002	417
	Crown Crafts Inc.	45,863	378
^,* Nova Lifestyle Inc.		209,471	348
*	Trans World Entertainment Corp.	197,775	336
^,* Live Ventures Inc.		19,508	310
*	Emerson Radio Corp.	222,590	303
	Peak Resorts Inc.	52,332	296
	Gaming Partners International Corp.	27,841	278
^,* Good Times Restaurants Inc.		85,232	268
*	Dover Downs Gaming & Entertainment Inc.	250,438	263
*	Summer Infant Inc.	135,595	258

*	Rave Restaurant Group Inc.	115,121	256
^,* bebe stores inc		59,429	231
	Emmis Communications Corp. Class A	89,460	219
^,* Turtle Beach Corp.		233,848	212
^,* Naked Brand Group Inc.		82,634	198
^,* Forward Industries Inc.		160,441	189
*	Charles & Colvard Ltd.	184,730	177
	AMCON Distributing Co.	1,764	175
*	UQM Technologies Inc.	353,941	170
^,* Cinedigm Corp. Class A		104,947	163
*	Clean Diesel Technologies Inc.	54,039	145
*	Fenix Parts Inc.	88,131	137
	Educational Development Corp.	19,541	132
*	CafePress Inc.	40,283	122
^,* Bon-Ton Stores Inc.		139,855	117
	Stanley Furniture Co. Inc.	127,129	99
*	Sypris Solutions Inc.	88,213	93
*	Perfumania Holdings Inc.	66,167	86
*	Cumulus Media Inc. Class A	260,357	84
*	NTN Buzztime Inc.	9,687	83
^,* Chanticleer Holdings Inc.		198,489	71
*	Nevada Gold & Casinos Inc.	33,200	71
*	RLJ Entertainment Inc.	21,254	53
	Unique Fabricating Inc.	4,247	51
*	Differential Brands Group Inc.	25,619	50
*	ONE Group Hospitality Inc.	20,397	39
*	Comstock Holding Cos. Inc. Class A	17,945	38
*	SPAR Group Inc.	33,227	34
	Flanigan's Enterprises Inc.	1,352	33
*	Appliance Recycling Centers of America Inc.	24,098	26
*	Diversified Restaurant Holdings Inc.	10,100	23
^,* JRjr33 Inc.		50,630	23
*	Entertainment Gaming Asia Inc.	5,940	10
*	Koss Corp.	3,992	8
	P&F Industries Inc. Class A	574	4
	Canterbury Park Holding Corp.	209	2
*	Xcel Brands Inc.	577	2
*	Here Media Inc.	12,670	—
			7,883,342
Consumer Staples (3.5%)
	Bunge Ltd.	1,736,576	137,641
*	WhiteWave Foods Co. Class A	2,174,896	122,120
	Ingredion Inc.	898,754	108,237
	Pinnacle Foods Inc.	1,461,421	84,572
	Lamb Weston Holdings Inc.	1,720,957	72,383
*	Post Holdings Inc.	803,553	70,327
*	TreeHouse Foods Inc.	706,052	59,774
*	Rite Aid Corp.	13,060,785	55,508
	Casey's General Stores Inc.	484,414	54,375
*	Edgewell Personal Care Co.	715,226	52,312
^,* Herbalife Ltd.		861,636	50,096
*	Hain Celestial Group Inc.	1,285,848	47,834
	Flowers Foods Inc.	2,284,358	44,339
	Energizer Holdings Inc.	772,673	43,077
	Snyder's-Lance Inc.	1,060,498	42,749
	Spectrum Brands Holdings Inc.	304,298	42,300
*	Sprouts Farmers Market Inc.	1,657,129	38,313

	Nu Skin Enterprises Inc. Class A	631,628	35,081
	B&G Foods Inc.	824,398	33,182
*	HRG Group Inc.	1,702,600	32,894
	Lancaster Colony Corp.	244,186	31,461
*	US Foods Holding Corp.	1,092,687	30,573
*	Darling Ingredients Inc.	2,040,108	29,622
*	Blue Buffalo Pet Products Inc.	1,180,039	27,141
*	United Natural Foods Inc.	626,500	27,084
	PriceSmart Inc.	286,791	26,442
	Sanderson Farms Inc.	248,987	25,855
	Vector Group Ltd.	1,230,759	25,600
	J&J Snack Foods Corp.	186,106	25,229
	Fresh Del Monte Produce Inc.	413,706	24,504
*	Avon Products Inc.	5,443,536	23,952
	Universal Corp.	315,501	22,322
	Dean Foods Co.	1,123,527	22,089
*	Performance Food Group Co.	873,028	20,778
	WD-40 Co.	177,545	19,344
*	Boston Beer Co. Inc. Class A	113,778	16,458
^	Pilgrim's Pride Corp.	726,231	16,344
*	Central Garden & Pet Co. Class A	465,955	16,178
	SpartanNash Co.	460,305	16,106
	AdvancePierre Foods Holdings Inc.	485,505	15,133
	Seaboard Corp.	3,402	14,185
^	Cal-Maine Foods Inc.	371,644	13,677
*	SUPERVALU Inc.	3,293,906	12,714
	National Beverage Corp.	149,892	12,670
	Andersons Inc.	333,763	12,650
	Weis Markets Inc.	207,457	12,375
	Coca-Cola Bottling Co. Consolidated	58,092	11,968
	Calavo Growers Inc.	191,288	11,592
^	Tootsie Roll Industries Inc.	237,537	8,872
	Inter Parfums Inc.	224,514	8,206
^	MGP Ingredients Inc.	150,227	8,147
	John B Sanfilippo & Son Inc.	105,928	7,753
	Ingles Markets Inc. Class A	178,268	7,692
*	USANA Health Sciences Inc.	130,787	7,533
^,* Hostess Brands Inc.		469,641	7,453
	Medifast Inc.	148,462	6,587
	Omega Protein Corp.	285,634	5,727
*	Revlon Inc. Class A	160,962	4,483
^,* Smart & Final Stores Inc.		357,430	4,325
*	Farmer Brothers Co.	122,171	4,319
*	Primo Water Corp.	309,061	4,197
*	Landec Corp.	347,854	4,174
^,* elf Beauty Inc.		138,800	3,997
*	Chefs' Warehouse Inc.	249,156	3,463
	Nutraceutical International Corp.	108,281	3,373
*	Seneca Foods Corp. Class A	90,696	3,274
^,* Amplify Snack Brands Inc.		371,832	3,123
	Limoneira Co.	147,634	3,087
	Village Super Market Inc. Class A	112,896	2,992
^	Orchids Paper Products Co.	121,562	2,917
^,* Freshpet Inc.		255,330	2,809
	Oil-Dri Corp. of America	64,849	2,417
^,* Central Garden & Pet Co.		64,793	2,402
^	Natural Health Trends Corp.	82,002	2,370

*	Alliance One International Inc.	118,257	1,520
*	Turning Point Brands Inc.	97,339	1,518
*	Craft Brew Alliance Inc.	111,847	1,493
^,* Natural Grocers by Vitamin Cottage Inc.		129,440	1,345
*	Synutra International Inc.	221,114	1,316
	Alico Inc.	43,210	1,141
	Rocky Mountain Chocolate Factory Inc.	96,031	1,083
*	Inventure Foods Inc.	241,001	1,065
^,* 22nd Century Group Inc.		901,308	1,064
*	S&W Seed Co.	206,696	1,023
*	Castle Brands Inc.	622,493	965
*	Lifeway Foods Inc.	87,705	941
*	Lifevantage Corp.	164,135	881
	Nature's Sunshine Products Inc.	86,229	862
	United-Guardian Inc.	57,249	842
*	Natural Alternatives International Inc.	71,191	626
*	Female Health Co.	275,830	279
*	Reed's Inc.	57,535	239
	Mannatech Inc.	11,471	187
*	Coffee Holding Co. Inc.	33,360	155
	Reliv International Inc.	11,260	60
	Ocean Bio-Chem Inc.	11,030	51
^,* MYOS RENS Technology Inc.		16,315	47
*	Crystal Rock Holdings Inc.	42,584	35
^,* Long Island Iced Tea Corp.		5,954	23
*	RiceBran Technologies	20,529	17
*	Arcadia Biosciences Inc.	6,213	4
*	Truett-Hurst Inc.	1,600	4
			1,935,638
Energy (4.3%)
	Targa Resources Corp.	2,407,932	144,235
*	Cheniere Energy Inc.	2,975,928	140,672
*	Diamondback Energy Inc.	1,127,625	116,952
*	Parsley Energy Inc. Class A	2,754,574	89,551
^,* Weatherford International plc		12,244,391	81,425
*	WPX Energy Inc.	4,936,249	66,096
*	Energen Corp.	1,207,923	65,759
	Core Laboratories NV	549,783	63,511
	HollyFrontier Corp.	2,203,663	62,452
*	RSP Permian Inc.	1,360,268	56,356
	Patterson-UTI Energy Inc.	2,063,055	50,070
*	Continental Resources Inc.	1,072,899	48,731
*	Rice Energy Inc.	1,993,850	47,254
	Nabors Industries Ltd.	3,536,769	46,226
*	PDC Energy Inc.	695,813	43,384
	US Silica Holdings Inc.	902,525	43,312
*	Oasis Petroleum Inc.	2,946,743	42,021
*	Antero Resources Corp.	1,803,223	41,132
*	QEP Resources Inc.	2,981,634	37,897
*	CONSOL Energy Inc.	2,201,340	36,938
	Western Refining Inc.	987,094	34,617
*	Gulfport Energy Corp.	1,965,577	33,788
	Ensco plc Class A	3,750,202	33,564
*	Whiting Petroleum Corp.	3,517,906	33,279
	Oceaneering International Inc.	1,219,552	33,025
*	Callon Petroleum Co.	2,495,158	32,836
	World Fuel Services Corp.	873,721	31,672

^	PBF Energy Inc. Class A	1,355,907	30,060
	SM Energy Co.	1,217,188	29,237
*	Matador Resources Co.	1,149,872	27,355
*	Superior Energy Services Inc.	1,899,142	27,082
*	Dril-Quip Inc.	469,129	25,591
*	Laredo Petroleum Inc.	1,750,318	25,555
*	Rowan Cos. plc Class A	1,553,665	24,206
	SemGroup Corp. Class A	657,950	23,686
*	Carrizo Oil & Gas Inc.	757,288	21,704
*	Oil States International Inc.	639,339	21,194
*	Arch Coal Inc. Class A	306,408	21,124
^,* SRC Energy Inc.		2,501,343	21,111
*	McDermott International Inc.	2,997,902	20,236
	Noble Corp. plc	3,022,892	18,712
*	Forum Energy Technologies Inc.	889,366	18,410
	Delek US Holdings Inc.	682,781	16,571
*	Kosmos Energy Ltd.	2,369,435	15,780
*	Unit Corp.	642,921	15,533
*	Fairmount Santrol Holdings Inc.	1,872,646	13,726
*	SEACOR Holdings Inc.	198,374	13,726
^	RPC Inc.	742,338	13,592
^,* Diamond Offshore Drilling Inc.		803,876	13,433
*	Helix Energy Solutions Group Inc.	1,713,101	13,311
^,* Denbury Resources Inc.		4,931,315	12,723
^,* Centennial Resource Development Inc. Class A		685,510	12,497
*	Exterran Corp.	396,399	12,467
*	Clayton Williams Energy Inc.	87,286	11,529
	Green Plains Inc.	448,436	11,099
	Archrock Inc.	880,132	10,914
^,* Resolute Energy Corp.		245,166	9,905
^,* Extraction Oil & Gas Inc.		498,829	9,253
*	Atwood Oceanics Inc.	919,423	8,762
*	Newpark Resources Inc.	1,065,537	8,631
^,* Sanchez Energy Corp.		834,830	7,964
^,* California Resources Corp.		510,912	7,684
*	REX American Resources Corp.	76,375	6,911
^,* Par Pacific Holdings Inc.		407,104	6,713
^	Frank's International NV	616,668	6,518
*	International Seaways Inc.	330,708	6,323
*	TETRA Technologies Inc.	1,490,251	6,065
	Bristow Group Inc.	393,626	5,987
*	Ring Energy Inc.	538,481	5,826
^,* Gener8 Maritime Inc.		1,018,684	5,776
*	Matrix Service Co.	340,431	5,617
*	Jagged Peak Energy Inc.	408,793	5,331
*	SandRidge Energy Inc.	275,021	5,085
	Alon USA Energy Inc.	416,975	5,083
*	Tesco Corp.	610,843	4,917
^,* Keane Group Inc.		328,168	4,693
*	Renewable Energy Group Inc.	435,399	4,550
^,* WildHorse Resource Development Corp.		348,707	4,338
*	Cloud Peak Energy Inc.	936,450	4,289
*	Bill Barrett Corp.	937,110	4,264
*	Smart Sand Inc.	257,420	4,183
*	Natural Gas Services Group Inc.	157,939	4,114
	Panhandle Oil and Gas Inc. Class A	213,581	4,101
	CVR Energy Inc.	194,774	3,911

*	Pioneer Energy Services Corp.	957,909	3,832
^,* Tellurian Inc.		324,884	3,808
*	Abraxas Petroleum Corp.	1,816,309	3,669
*	RigNet Inc.	166,634	3,574
^,* CARBO Ceramics Inc.		264,643	3,451
*	Clean Energy Fuels Corp.	1,300,977	3,317
*	Era Group Inc.	243,497	3,229
*	Pacific Ethanol Inc.	464,806	3,184
*	Westmoreland Coal Co.	217,366	3,156
	Evolution Petroleum Corp.	384,117	3,073
*	Geospace Technologies Corp.	179,117	2,907
*	Parker Drilling Co.	1,641,028	2,872
*	Eclipse Resources Corp.	1,125,364	2,858
^,* EP Energy Corp. Class A		547,051	2,598
^,* Uranium Energy Corp.		1,690,439	2,400
*	Mammoth Energy Services Inc.	109,308	2,351
	Gulf Island Fabrication Inc.	200,924	2,321
*	Gastar Exploration Inc.	1,453,821	2,239
^,* Cobalt International Energy Inc.		4,182,788	2,231
	Hallador Energy Co.	271,685	2,176
*	Contango Oil & Gas Co.	292,113	2,138
*	Independence Contract Drilling Inc.	361,439	1,992
^,* Jones Energy Inc. Class A		743,030	1,895
	Overseas Shipholding Group Inc. Class A	488,991	1,888
*	Willbros Group Inc.	679,640	1,862
^,* Halcon Resources Corp.		238,490	1,836
^,* Hornbeck Offshore Services Inc.		399,679	1,771
^,* Northern Oil and Gas Inc.		591,594	1,538
^,* EXCO Resources Inc.		2,361,624	1,464
*	Dawson Geophysical Co.	256,882	1,428
^,* Earthstone Energy Inc.		109,174	1,393
*	W&T Offshore Inc.	477,925	1,324
^,* Comstock Resources Inc.		141,457	1,306
^,* Approach Resources Inc.		480,146	1,205
*	Isramco Inc.	7,789	912
	Adams Resources & Energy Inc.	24,184	903
*	PHI Inc.	75,566	877
^	Harvest Natural Resources Inc.	129,344	859
*	Lonestar Resources US Inc. Class A	145,564	737
*	Mitcham Industries Inc.	148,174	726
*	Penn Virginia Corp.	15,624	707
^,* Tidewater Inc.		612,332	704
*	VAALCO Energy Inc.	742,369	681
*	Aspen Aerogels Inc.	156,163	648
^,* ION Geophysical Corp.		131,297	637
^,* Bonanza Creek Energy Inc.		542,901	630
*	PHI Inc.	50,574	606
^,* Amyris Inc.		1,094,030	580
*	PetroQuest Energy Inc.	201,309	552
*	Centrus Energy Corp. Class A	90,419	547
*	Synthesis Energy Systems Inc.	639,776	545
^,* Uranium Resources Inc.		250,370	471
^,* Torchlight Energy Resources Inc.		324,319	454
^,* Rex Energy Corp.		963,470	452
^,* Erin Energy Corp.		166,908	401
*	Zion Oil & Gas Inc.	240,958	289
^,* Profire Energy Inc.		190,745	269

*	TransAtlantic Petroleum Ltd.	175,749	246
^,* Gevo Inc.		195,592	223
*	PrimeEnergy Corp.	3,726	184
^,* Vertex Energy Inc.		151,434	168
^,* SAExploration Holdings Inc.		27,573	164
^,* Eco-Stim Energy Solutions Inc.		99,290	116
*	ENGlobal Corp.	60,513	112
^,* Gulfmark Offshore Inc.		315,934	111
*	Barnwell Industries Inc.	48,034	94
*	Basic Energy Services Inc.	2,200	73
	US Energy Corp. Wyoming	68,651	61
^,* Camber Energy Inc.		73,984	44
^,* New Concept Energy Inc.		21,532	39
*	Aemetis Inc.	25,426	33
^,* Tengasco Inc.		55,819	21
*	Enservco Corp.	47,023	16
*	FieldPoint Petroleum Corp.	35,776	15
^,* Triangle Petroleum Corp.		155,198	14
^,* Superior Drilling Products Inc.		9,078	8
^,* Yuma Energy Inc.		2,896	7
^,* PEDEVCO Corp.		40,105	4
^,* EnerJex Resources Inc.		5,531	2
*	FieldPoint Petroleum Corp. Warrants Exp. 12/31/2049	33,558	1
			2,363,942
Financials (17.1%)
	First Republic Bank	1,902,861	178,507
*	Markel Corp.	173,295	169,112
*	Arch Capital Group Ltd.	1,524,103	144,439
	Annaly Capital Management Inc.	12,642,965	140,463
	FNF Group	3,386,039	131,852
*	SVB Financial Group	646,541	120,315
	Ally Financial Inc.	5,855,369	119,040
	Everest Re Group Ltd.	507,789	118,726
*	Alleghany Corp.	190,655	117,188
	TD Ameritrade Holding Corp.	3,015,604	117,186
	MSCI Inc. Class A	1,124,107	109,252
	CIT Group Inc.	2,504,821	107,532
	Reinsurance Group of America Inc. Class A	801,539	101,779
*	Signature Bank	665,513	98,755
	East West Bancorp Inc.	1,781,156	91,925
	Voya Financial Inc.	2,345,776	89,046
	MarketAxess Holdings Inc.	467,839	87,715
	American Financial Group Inc.	904,519	86,309
	New York Community Bancorp Inc.	6,057,986	84,630
	WR Berkley Corp.	1,196,877	84,535
	SEI Investments Co.	1,663,178	83,891
	FactSet Research Systems Inc.	495,726	81,750
	AGNC Investment Corp.	4,098,718	81,524
	PacWest Bancorp	1,474,239	78,518
	Lazard Ltd. Class A	1,614,384	74,246
	RenaissanceRe Holdings Ltd.	508,409	73,541
	Axis Capital Holdings Ltd.	1,092,443	73,226
	Starwood Property Trust Inc.	3,204,855	72,366
	New Residential Investment Corp.	3,835,479	65,126
	Eaton Vance Corp.	1,412,796	63,519
	Cullen/Frost Bankers Inc.	699,529	62,237
	Old Republic International Corp.	3,026,447	61,982

*	SLM Corp.	5,094,372	61,642
	Commerce Bancshares Inc.	1,087,931	61,098
	Synovus Financial Corp.	1,483,760	60,864
	Assured Guaranty Ltd.	1,602,840	59,481
	FNB Corp.	3,996,308	59,425
	Brown & Brown Inc.	1,417,781	59,150
	PrivateBancorp Inc.	992,849	58,945
	Prosperity Bancshares Inc.	843,989	58,834
	Bank of the Ozarks Inc.	1,121,789	58,344
	Allied World Assurance Co. Holdings AG	1,079,032	57,297
*	Western Alliance Bancorp	1,163,392	57,111
	Webster Financial Corp.	1,135,476	56,819
	Validus Holdings Ltd.	987,329	55,675
	Investors Bancorp Inc.	3,835,204	55,150
	First American Financial Corp.	1,363,968	53,577
	First Horizon National Corp.	2,856,010	52,836
	Popular Inc.	1,282,194	52,224
*	Texas Capital Bancshares Inc.	606,964	50,651
	White Mountains Insurance Group Ltd.	57,298	50,415
	IBERIABANK Corp.	634,419	50,183
	Umpqua Holdings Corp.	2,711,041	48,094
	Radian Group Inc.	2,663,112	47,829
	BankUnited Inc.	1,279,644	47,744
	Hanover Insurance Group Inc.	528,702	47,615
	Hancock Holding Co.	1,029,167	46,879
	Primerica Inc.	562,993	46,278
	Associated Banc-Corp	1,856,447	45,297
	Chimera Investment Corp.	2,225,170	44,904
	Chemical Financial Corp.	875,671	44,791
	CNO Financial Group Inc.	2,157,149	44,222
	Wintrust Financial Corp.	638,063	44,103
	Bank of Hawaii Corp.	529,138	43,580
*	MGIC Investment Corp.	4,217,096	42,719
	Home BancShares Inc.	1,570,909	42,525
	United Bankshares Inc.	996,765	42,113
*	Stifel Financial Corp.	830,457	41,681
	Two Harbors Investment Corp.	4,312,583	41,358
	Sterling Bancorp	1,738,065	41,192
	UMB Financial Corp.	544,061	40,973
^,* Athene Holding Ltd. Class A		811,253	40,555
	ProAssurance Corp.	664,484	40,035
	Legg Mason Inc.	1,106,872	39,969
	LPL Financial Holdings Inc.	982,527	39,134
	Aspen Insurance Holdings Ltd.	742,561	38,650
	Pinnacle Financial Partners Inc.	575,449	38,239
	Valley National Bancorp	3,219,694	37,992
	MB Financial Inc.	883,868	37,847
	Fulton Financial Corp.	2,106,747	37,605
	MFA Financial Inc.	4,611,212	37,259
	Evercore Partners Inc. Class A	478,278	37,258
	First Citizens BancShares Inc. Class A	110,168	36,947
	Washington Federal Inc.	1,100,303	36,420
	Blackstone Mortgage Trust Inc. Class A	1,159,710	35,905
	TCF Financial Corp.	2,099,705	35,737
	Cathay General Bancorp	911,998	34,364
	Selective Insurance Group Inc.	710,872	33,518
*	Essent Group Ltd.	920,665	33,300

^	First Financial Bankshares Inc.	820,375	32,897
	Glacier Bancorp Inc.	945,378	32,077
	BancorpSouth Inc.	1,050,284	31,771
^,* Credit Acceptance Corp.		156,703	31,248
	BGC Partners Inc. Class A	2,699,380	30,665
	Great Western Bancorp Inc.	722,548	30,643
	Financial Engines Inc.	696,304	30,324
	Hope Bancorp Inc.	1,576,663	30,225
	Community Bank System Inc.	548,698	30,167
	Federated Investors Inc. Class B	1,142,487	30,093
	FirstCash Inc.	607,673	29,867
	Old National Bancorp	1,673,958	29,043
	Interactive Brokers Group Inc.	832,111	28,891
	RLI Corp.	474,920	28,505
	Erie Indemnity Co. Class A	231,106	28,357
	Mercury General Corp.	458,945	27,991
	Columbia Banking System Inc.	710,275	27,694
	Hilltop Holdings Inc.	996,260	27,367
	CVB Financial Corp.	1,236,028	27,304
	South State Corp.	305,277	27,277
	EverBank Financial Corp.	1,389,436	27,066
	Trustmark Corp.	828,652	26,343
	International Bancshares Corp.	730,854	25,872
	American Equity Investment Life Holding Co.	1,086,146	25,666
*	Genworth Financial Inc. Class A	6,215,836	25,609
*	Enstar Group Ltd.	133,790	25,594
*	FCB Financial Holdings Inc. Class A	513,524	25,445
	Argo Group International Holdings Ltd.	374,395	25,384
	AmTrust Financial Services Inc.	1,331,418	24,578
	Kemper Corp.	606,838	24,213
	United Community Banks Inc.	872,925	24,171
	Towne Bank	732,311	23,727
	First Midwest Bancorp Inc.	997,076	23,611
	Janus Capital Group Inc.	1,768,655	23,346
	Capitol Federal Financial Inc.	1,592,157	23,293
	Astoria Financial Corp.	1,134,835	23,275
*	Eagle Bancorp Inc.	374,051	22,331
	Independent Bank Corp.	338,738	22,018
*	LendingClub Corp.	3,972,212	21,807
^	BOK Financial Corp.	276,694	21,657
	Invesco Mortgage Capital Inc.	1,401,920	21,618
	Renasant Corp.	543,410	21,568
	BNC Bancorp	614,555	21,540
	First Financial Bancorp	784,683	21,540
	Northwest Bancshares Inc.	1,270,508	21,395
	LegacyTexas Financial Group Inc.	527,475	21,046
	Ameris Bancorp	456,102	21,026
	First Merchants Corp.	529,180	20,807
	NBT Bancorp Inc.	559,753	20,750
	Simmons First National Corp. Class A	372,150	20,524
	ServisFirst Bancshares Inc.	559,267	20,346
	Horace Mann Educators Corp.	491,635	20,182
	Union Bankshares Corp.	565,966	19,911
	Provident Financial Services Inc.	767,078	19,829
	WesBanco Inc.	515,582	19,649
*	PRA Group Inc.	576,513	19,111
	Banner Corp.	343,414	19,108

*	Green Dot Corp. Class A	571,447	19,063
	Morningstar Inc.	240,838	18,930
^,* BofI Holding Inc.		712,539	18,619
*	Santander Consumer USA Holdings Inc.	1,389,202	18,504
	Apollo Commercial Real Estate Finance Inc.	976,424	18,367
	Westamerica Bancorporation	328,043	18,315
	First Hawaiian Inc.	611,767	18,304
	National General Holdings Corp.	770,268	18,302
	Park National Corp.	170,423	17,929
	Kearny Financial Corp.	1,154,167	17,370
	Waddell & Reed Financial Inc. Class A	1,018,448	17,314
	Boston Private Financial Holdings Inc.	1,044,496	17,130
	CenterState Banks Inc.	633,369	16,404
^,* OneMain Holdings Inc. Class A		655,165	16,281
	WSFS Financial Corp.	348,622	16,019
	Artisan Partners Asset Management Inc. Class A	578,320	15,962
	Beneficial Bancorp Inc.	996,711	15,947
	Redwood Trust Inc.	945,830	15,710
	AMERISAFE Inc.	241,066	15,645
	S&T Bancorp Inc.	451,856	15,634
	CNA Financial Corp.	353,722	15,624
	Navigators Group Inc.	284,692	15,459
	First Commonwealth Financial Corp.	1,152,976	15,288
	CYS Investments Inc.	1,917,868	15,247
	Capital Bank Financial Corp.	350,088	15,194
	Employers Holdings Inc.	393,105	14,918
	Berkshire Hills Bancorp Inc.	412,633	14,875
*	KCG Holdings Inc. Class A	832,454	14,843
	PennyMac Mortgage Investment Trust	829,143	14,717
	Brookline Bancorp Inc.	936,058	14,649
*	Walker & Dunlop Inc.	348,716	14,538
	Lakeland Financial Corp.	326,017	14,058
	Heartland Financial USA Inc.	278,600	13,916
	TFS Financial Corp.	821,975	13,661
	Sandy Spring Bancorp Inc.	329,238	13,495
	Infinity Property & Casualty Corp.	140,250	13,394
*	MBIA Inc.	1,579,025	13,374
	Ladder Capital Corp. Class A	924,481	13,350
*	Pacific Premier Bancorp Inc.	344,173	13,268
	First Busey Corp.	447,619	13,160
	Safety Insurance Group Inc.	184,545	12,937
	Stewart Information Services Corp.	292,755	12,934
	Cardinal Financial Corp.	430,610	12,892
	Tompkins Financial Corp.	158,640	12,778
^	WisdomTree Investments Inc.	1,406,530	12,771
	Banc of California Inc.	614,807	12,727
	Maiden Holdings Ltd.	908,098	12,713
	Capstead Mortgage Corp.	1,203,037	12,680
	American National Insurance Co.	106,684	12,592
	Hanmi Financial Corp.	408,925	12,574
	City Holding Co.	194,461	12,539
	Central Pacific Financial Corp.	407,561	12,447
	State Bank Financial Corp.	472,174	12,333
	Meridian Bancorp Inc.	671,281	12,284
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	598,196	12,084
	Enterprise Financial Services Corp.	280,585	11,897
	United Financial Bancorp Inc.	689,108	11,722

	United Fire Group Inc.	269,820	11,540
	Stock Yards Bancorp Inc.	280,817	11,415
^,* LendingTree Inc.		90,239	11,311
	Southside Bancshares Inc.	335,227	11,254
	National Bank Holdings Corp. Class A	344,960	11,211
*	Seacoast Banking Corp. of Florida	464,947	11,149
	Piper Jaffray Cos.	174,567	11,146
*	FNFV Group	839,868	11,128
*	Customers Bancorp Inc.	349,178	11,010
	Northfield Bancorp Inc.	602,663	10,860
*	First BanCorp	1,911,582	10,800
	Nelnet Inc. Class A	243,510	10,680
	Moelis & Co. Class A	276,867	10,659
	ARMOUR Residential REIT Inc.	466,750	10,600
	Cohen & Steers Inc.	261,677	10,459
	OceanFirst Financial Corp.	369,601	10,414
	Heritage Financial Corp.	416,122	10,299
	TrustCo Bank Corp. NY	1,306,488	10,256
	MainSource Financial Group Inc.	311,114	10,245
	BancFirst Corp.	113,859	10,236
	Lakeland Bancorp Inc.	517,581	10,145
	Meta Financial Group Inc.	114,045	10,093
	Altisource Residential Corp.	658,021	10,035
	MTGE Investment Corp.	597,169	10,003
	Community Trust Bancorp Inc.	216,702	9,914
	Universal Insurance Holdings Inc.	404,430	9,909
	TriCo Bancshares	278,005	9,878
	First Interstate BancSystem Inc. Class A	248,857	9,867
	Flushing Financial Corp.	365,098	9,810
	Greenhill & Co. Inc.	334,803	9,810
	Bryn Mawr Bank Corp.	245,708	9,705
	Washington Trust Bancorp Inc.	195,285	9,628
	Univest Corp. of Pennsylvania	365,908	9,477
	German American Bancorp Inc.	197,278	9,339
	James River Group Holdings Ltd.	216,722	9,289
	Independent Bank Group Inc.	143,885	9,252
	Camden National Corp.	206,893	9,112
	National Western Life Group Inc. Class A	29,934	9,105
^,* Encore Capital Group Inc.		295,204	9,092
	Oritani Financial Corp.	531,485	9,035
	Preferred Bank	167,415	8,983
	ConnectOne Bancorp Inc.	368,941	8,947
	Houlihan Lokey Inc. Class A	257,070	8,856
	Bridge Bancorp Inc.	252,405	8,834
*	HomeStreet Inc.	315,757	8,825
*	Third Point Reinsurance Ltd.	728,952	8,820
	Park Sterling Corp.	716,118	8,815
	FBL Financial Group Inc. Class A	132,505	8,672
	Dime Community Bancshares Inc.	425,120	8,630
	1st Source Corp.	182,775	8,581
*	PHH Corp.	672,983	8,567
	CoBiz Financial Inc.	507,644	8,528
	Virtus Investment Partners Inc.	79,354	8,404
^	New York Mortgage Trust Inc.	1,357,455	8,376
*	CU Bancorp	210,336	8,340
	Virtu Financial Inc. Class A	487,748	8,292
*	Greenlight Capital Re Ltd. Class A	372,347	8,229

	Great Southern Bancorp Inc.	162,471	8,205
	Stonegate Bank	172,853	8,140
	First of Long Island Corp.	296,740	8,027
	First Bancorp	273,271	8,004
*	HarborOne Bancorp Inc.	419,108	7,959
	Investment Technology Group Inc.	390,877	7,915
	Diamond Hill Investment Group Inc.	40,640	7,907
*	NMI Holdings Inc. Class A	685,526	7,815
*	Flagstar Bancorp Inc.	272,005	7,668
	Mercantile Bank Corp.	220,450	7,583
	Peoples Bancorp Inc.	238,000	7,535
	First Financial Corp.	158,479	7,528
*	INTL. FCStone Inc.	195,599	7,425
	QCR Holdings Inc.	174,523	7,391
	PJT Partners Inc.	205,107	7,197
	Anworth Mortgage Asset Corp.	1,294,494	7,184
^,* Ocwen Financial Corp.		1,293,290	7,074
	Waterstone Financial Inc.	387,182	7,066
	Blue Hills Bancorp Inc.	391,727	6,992
	Financial Institutions Inc.	210,835	6,947
	Horizon Bancorp	263,855	6,918
*	TriState Capital Holdings Inc.	295,368	6,897
	OFG Bancorp	583,503	6,885
	Federal Agricultural Mortgage Corp.	118,487	6,821
	Independent Bank Corp.	329,223	6,815
	Arrow Financial Corp.	198,080	6,715
	AG Mortgage Investment Trust Inc.	364,435	6,578
	Fidelity Southern Corp.	289,249	6,473
^,* Nationstar Mortgage Holdings Inc.		409,836	6,459
*	Donnelley Financial Solutions Inc.	329,899	6,364
^	Live Oak Bancshares Inc.	291,840	6,318
	State Auto Financial Corp.	221,009	6,067
	Guaranty Bancorp	249,063	6,065
*	HomeTrust Bancshares Inc.	256,023	6,017
	Southwest Bancorp Inc.	228,601	5,978
	First Defiance Financial Corp.	119,982	5,940
	Heritage Commerce Corp.	417,518	5,887
*	Franklin Financial Network Inc.	151,831	5,883
	People's Utah Bancorp	221,690	5,864
	Peapack Gladstone Financial Corp.	197,511	5,844
	Pacific Continental Corp.	238,331	5,839
	State National Cos. Inc.	402,979	5,803
	Bar Harbor Bankshares	169,884	5,620
*	Allegiance Bancshares Inc.	149,570	5,564
	West Bancorporation Inc.	241,616	5,545
*	First Foundation Inc.	357,166	5,540
	Western Asset Mortgage Capital Corp.	565,780	5,528
*	Triumph Bancorp Inc.	214,131	5,525
	United Community Financial Corp.	653,992	5,454
	Westwood Holdings Group Inc.	102,110	5,454
	First Connecticut Bancorp Inc.	216,863	5,378
*	Republic First Bancorp Inc.	640,292	5,314
	OneBeacon Insurance Group Ltd. Class A	327,618	5,242
	Ares Commercial Real Estate Corp.	391,471	5,238
*	EZCORP Inc. Class A	641,299	5,227
	Clifton Bancorp Inc.	321,035	5,198
	First Community Bancshares Inc.	207,092	5,171

	Arbor Realty Trust Inc.	598,314	5,014
	Bank Mutual Corp.	531,797	4,999
*	Ambac Financial Group Inc.	256,936	4,846
*	Green Bancorp Inc.	271,792	4,838
*	Global Indemnity Ltd.	125,676	4,837
*	Veritex Holdings Inc.	171,924	4,835
	HCI Group Inc.	104,553	4,766
*	Enova International Inc.	318,515	4,730
^,* Cowen Group Inc. Class A		315,534	4,717
	Dynex Capital Inc.	656,355	4,654
	Carolina Financial Corp.	154,564	4,637
	Territorial Bancorp Inc.	148,588	4,631
	Farmers National Banc Corp.	318,285	4,567
	Opus Bank	225,541	4,545
	Kinsale Capital Group Inc.	140,142	4,490
*	National Commerce Corp.	122,665	4,490
	Republic Bancorp Inc. Class A	128,849	4,431
*	PennyMac Financial Services Inc. Class A	256,926	4,381
^	Fidelity & Guaranty Life	156,838	4,360
*	Nicolet Bankshares Inc.	91,669	4,340
	Western New England Bancorp Inc.	404,352	4,246
*	PICO Holdings Inc.	299,724	4,196
^,* Citizens Inc. Class A		562,549	4,180
	Heritage Insurance Holdings Inc.	326,666	4,172
	Citizens & Northern Corp.	178,741	4,161
	Macatawa Bank Corp.	409,983	4,051
	Heritage Oaks Bancorp	302,047	4,032
^	Arlington Asset Investment Corp. Class A	284,672	4,022
	Sierra Bancorp	145,875	4,001
	Sun Bancorp Inc.	162,500	3,965
	BankFinancial Corp.	269,727	3,916
	Farmers Capital Bank Corp.	96,679	3,906
*	World Acceptance Corp.	75,039	3,886
	Resource Capital Corp.	394,664	3,856
	MBT Financial Corp.	337,208	3,827
*	BSB Bancorp Inc.	134,622	3,803
*	Ladenburg Thalmann Financial Services Inc.	1,519,768	3,769
	Merchants Bancshares Inc.	77,384	3,769
*	Cascade Bancorp	486,617	3,752
	Baldwin & Lyons Inc.	153,156	3,745
*	Safeguard Scientifics Inc.	294,093	3,735
*	WMIH Corp.	2,541,611	3,685
	CNB Financial Corp.	154,017	3,679
*	Bancorp Inc.	715,349	3,648
*	Atlantic Capital Bancshares Inc.	189,686	3,595
	First Bancorp Inc.	130,792	3,564
	United Insurance Holdings Corp.	221,475	3,533
	Bank of Marin Bancorp	54,497	3,507
^	Orchid Island Capital Inc.	350,647	3,503
	American National Bankshares Inc.	94,030	3,503
	EMC Insurance Group Inc.	123,916	3,477
	MidWestOne Financial Group Inc.	98,678	3,384
	WashingtonFirst Bankshares Inc.	117,861	3,300
	Old Second Bancorp Inc.	287,577	3,235
	First Mid-Illinois Bancshares Inc.	94,778	3,207
	Old Line Bancshares Inc.	111,012	3,162
	Marlin Business Services Corp.	122,039	3,143

	Capital City Bank Group Inc.	146,472	3,133
*	Xenith Bankshares Inc.	122,480	3,107
	Charter Financial Corp.	154,623	3,041
	SI Financial Group Inc.	214,752	3,017
	NewStar Financial Inc.	282,681	2,991
	Northrim BanCorp Inc.	99,165	2,980
	Southern Missouri Bancorp Inc.	83,271	2,958
	National Bankshares Inc.	76,949	2,889
	Oppenheimer Holdings Inc. Class A	168,168	2,876
^,* Trupanion Inc.		201,526	2,866
	MutualFirst Financial Inc.	90,335	2,850
^,* FB Financial Corp.		80,464	2,845
	Enterprise Bancorp Inc.	81,197	2,822
	Century Bancorp Inc. Class A	46,336	2,818
	Southern National Bancorp of Virginia Inc.	163,432	2,767
	Associated Capital Group Inc. Class A	75,796	2,740
	Hingham Institution for Savings	15,441	2,731
	ACNB Corp.	94,546	2,728
	Great Ajax Corp.	205,786	2,686
	Crawford & Co. Class B	266,781	2,676
	Ames National Corp.	87,131	2,666
	Orrstown Financial Services Inc.	117,749	2,632
*	On Deck Capital Inc.	520,347	2,623
	GAIN Capital Holdings Inc.	313,700	2,613
^	Access National Corp.	86,564	2,599
*	eHealth Inc.	211,502	2,546
	Federated National Holding Co.	145,908	2,543
	Bankwell Financial Group Inc.	72,498	2,493
*	Carolina Bank Holdings Inc.	88,654	2,481
	LCNB Corp.	103,869	2,477
	First Internet Bancorp	83,169	2,453
*	Regional Management Corp.	124,850	2,426
	Peoples Financial Services Corp.	57,766	2,415
	Middleburg Financial Corp.	59,282	2,374
*	Centrue Financial Corp.	87,563	2,281
	Donegal Group Inc. Class A	128,359	2,262
	Owens Realty Mortgage Inc.	122,507	2,181
*	First United Corp.	149,878	2,173
*	First Community Financial Partners Inc.	169,794	2,165
	First South Bancorp Inc.	178,412	2,164
	Bank of Commerce Holdings	199,815	2,138
	GAMCO Investors Inc. Class A	71,847	2,126
	Pzena Investment Management Inc. Class A	211,596	2,082
	Codorus Valley Bancorp Inc.	80,185	2,078
^,* Impac Mortgage Holdings Inc.		166,585	2,076
	County Bancorp Inc.	71,103	2,066
	Provident Financial Holdings Inc.	110,786	2,066
	Investors Title Co.	13,002	2,056
	Peoples Bancorp of North Carolina Inc.	68,581	2,037
*	Community Bankers Trust Corp.	252,397	2,019
	Penns Woods Bancorp Inc.	46,342	2,014
	Shore Bancshares Inc.	120,073	2,006
	Tiptree Inc.	264,967	1,934
*	Atlas Financial Holdings Inc.	141,630	1,933
	ESSA Bancorp Inc.	132,134	1,927
*	Pacific Mercantile Bancorp	251,882	1,902
	Central Valley Community Bancorp	92,595	1,898

^	Summit Financial Group Inc.	87,559	1,886
	First Financial Northwest Inc.	102,064	1,803
	First Community Corp.	81,398	1,791
	Commerce Union Bancshares Inc.	79,451	1,728
	Riverview Bancorp Inc.	237,490	1,698
	Evans Bancorp Inc.	44,090	1,693
	CIM Commercial Trust Corp.	104,681	1,685
	FBR & Co.	91,443	1,651
*	Security National Financial Corp. Class A	239,557	1,629
*	Health Insurance Innovations Inc. Class A	98,043	1,569
	Ellington Residential Mortgage REIT	106,887	1,567
	Home Bancorp Inc.	46,428	1,567
*	Stonegate Mortgage Corp.	192,878	1,535
	Cherry Hill Mortgage Investment Corp.	89,582	1,531
*	United Security Bancshares	209,208	1,527
	B. Riley Financial Inc.	101,151	1,517
*	Hallmark Financial Services Inc.	136,383	1,507
*	First Northwest Bancorp	94,558	1,466
	AmeriServ Financial Inc.	386,789	1,450
	Northeast Bancorp	93,868	1,431
	Sutherland Asset Management Corp.	97,552	1,410
	Midland States Bancorp Inc.	38,735	1,332
	First Business Financial Services Inc.	50,753	1,318
	Independence Holding Co.	70,787	1,317
	Civista Bancshares Inc.	57,297	1,270
	Unity Bancorp Inc.	73,975	1,254
	MidSouth Bancorp Inc.	81,470	1,246
	Hawthorn Bancshares Inc.	59,552	1,233
	Citizens Community Bancorp Inc.	86,830	1,200
*	Consumer Portfolio Services Inc.	253,014	1,192
	Timberland Bancorp Inc.	53,175	1,191
	1st Constitution Bancorp	64,356	1,187
	American River Bankshares	79,916	1,184
	C&F Financial Corp.	25,212	1,167
*	Nicholas Financial Inc.	107,396	1,142
*	ASB Bancorp Inc.	33,339	1,134
*	Atlantic Coast Financial Corp.	146,729	1,118
	Chemung Financial Corp.	27,978	1,105
	Colony Bankcorp Inc.	80,138	1,090
*	Provident Bancorp Inc.	51,723	1,084
	Manning & Napier Inc.	189,907	1,082
	Hennessy Advisors Inc.	62,659	1,053
	Prudential Bancorp Inc.	58,486	1,044
	BCB Bancorp Inc.	62,278	1,037
	Parke Bancorp Inc.	48,567	1,037
	Blue Capital Reinsurance Holdings Ltd.	52,212	1,008
*	Southern First Bancshares Inc.	30,523	997
	Donegal Group Inc. Class B	63,194	980
	Ohio Valley Banc Corp.	34,686	971
	Premier Financial Bancorp Inc.	45,487	957
*	Great Elm Capital Group Inc.	288,792	953
	Five Oaks Investment Corp.	184,865	948
	Oak Valley Bancorp	66,347	945
	Eastern Virginia Bankshares Inc.	87,933	922
*	Equity Bancshares Inc. Class A	28,515	906
*	HMN Financial Inc.	47,639	853
^,* First NBC Bank Holding Co.		208,438	834

*	Howard Bancorp Inc.	43,274	809
	Kingstone Cos. Inc.	49,794	794
*	Entegra Financial Corp.	31,580	747
	Guaranty Federal Bancshares Inc.	36,591	714
	Federal Agricultural Mortgage Corp. Class A	12,586	706
	Bear State Financial Inc.	75,023	705
	Norwood Financial Corp.	16,771	690
*	Ashford Inc.	11,847	665
	Investar Holding Corp.	30,169	661
	A-Mark Precious Metals Inc.	37,195	635
	Crawford & Co. Class A	72,015	586
^	Union Bankshares Inc.	13,177	566
	SB Financial Group Inc.	33,086	555
	Two River Bancorp	30,928	547
	Citizens Holding Co.	22,634	545
	Community Financial Corp.	14,853	535
^	First Bancshares Inc.	18,553	529
^,* Walter Investment Management Corp.		464,054	501
	First Savings Financial Group Inc.	9,746	487
*	Royal Bancshares of Pennsylvania Inc.	124,189	484
*	Capstar Financial Holdings Inc.	24,956	476
	Silvercrest Asset Management Group Inc. Class A	34,347	457
	Manhattan Bridge Capital Inc.	70,837	418
*	Anchor Bancorp Inc.	15,377	395
	Old Point Financial Corp.	13,062	394
	Georgetown Bancorp Inc.	15,051	389
	Fifth Street Asset Management Inc.	83,256	383
^,* Patriot National Inc.		132,749	374
*	SmartFinancial Inc.	17,015	358
*	Central Federal Corp.	155,702	333
	US Global Investors Inc. Class A	210,856	329
	Eagle Bancorp Montana Inc.	15,560	314
*	Select Bancorp Inc.	28,302	311
	Medley Management Inc. Class A	33,993	282
	CB Financial Services Inc.	9,834	273
*	Malvern Bancorp Inc.	11,898	252
	Sussex Bancorp	9,987	245
*	Atlanticus Holdings Corp.	92,614	242
	United Bancshares Inc.	11,489	240
^,* Global Brokerage Inc.		88,171	238
	FS Bancorp Inc.	6,051	220
	Raymond James Financial Inc.	2,872	219
*	First Acceptance Corp.	155,452	210
	Wolverine Bancorp Inc.	5,954	192
*	TheStreet Inc.	248,073	189
^	Greene County Bancorp Inc.	7,840	183
*	Conifer Holdings Inc.	21,788	156
	Southwest Georgia Financial Corp.	6,935	156
	IF Bancorp Inc.	7,557	150
*	Paragon Commercial Corp.	2,773	148
*	Asta Funding Inc.	17,712	145
	United Community Bancorp	8,074	142
^,* ZAIS Group Holdings Inc.		52,476	142
*	Severn Bancorp Inc.	19,055	135
*	Magyar Bancorp Inc.	10,365	135
	First Bank	10,287	123
	Bank of South Carolina Corp.	5,642	117

United Bancorp Inc.	9,360	112
Glen Burnie Bancorp	9,147	109
* Hamilton Bancorp Inc.	7,058	108
* MSB Financial Corp.	6,276	104
* Sunshine Bancorp Inc.	4,540	95
* Peoples Financial Corp.	6,186	93
Plumas Bancorp	4,771	86
DNB Financial Corp.	2,513	85
Kentucky First Federal Bancorp	7,514	74
Salisbury Bancorp Inc.	1,844	71
* Porter Bancorp Inc.	7,410	70
HopFed Bancorp Inc.	4,622	66
* Coastway Bancorp Inc.	3,720	64
* Randolph Bancorp Inc.	3,912	61
Oconee Federal Financial Corp.	2,383	60
First Capital Inc.	1,612	54
PB Bancorp Inc.	5,201	53
Community West Bancshares	4,500	45
* 1347 Property Insurance Holdings Inc.	5,528	45
Mackinac Financial Corp.	3,236	44
Mid Penn Bancorp Inc.	1,384	37
Fauquier Bankshares Inc.	1,931	35
Bancorp of New Jersey Inc.	2,245	34
* National Holdings Corp.	7,908	22
* Patriot National Bancorp Inc.	1,479	22
First US Bancshares Inc.	1,792	22
Landmark Bancorp Inc.	741	22
Suffolk Bancorp	504	20
* Bay Bancorp Inc.	2,297	18
* Village Bank and Trust Financial Corp.	600	16
Sound Financial Bancorp Inc.	400	12
Auburn National Bancorporation Inc.	359	12
California First National Bancorp	703	11
Value Line Inc.	586	10
Elmira Savings Bank	431	9
Wellesley Bank	300	8
Siebert Financial Corp.	1,836	7
Summit State Bank	500	7
* National Holdings Corp. Warrants Exp. 12/31/2049	7,766	6
Atlantic American Corp.	1,084	4
Stewardship Financial Corp.	400	3
* Broadway Financial Corp.	1,800	3
Lake Shore Bancorp Inc.	200	3
Institutional Financial Markets Inc.	649	1
		9,482,856
Health Care (10.8%)
* BioMarin Pharmaceutical Inc.	2,140,098	187,858
* Quintiles IMS Holdings Inc.	1,616,492	130,176
ResMed Inc.	1,763,525	126,921
* Alkermes plc	1,899,766	111,136
Teleflex Inc.	562,923	109,055
* Jazz Pharmaceuticals plc	745,236	108,156
* Align Technology Inc.	938,751	107,684
* VCA Inc.	1,007,803	92,214
* DexCom Inc.	1,052,598	89,187
* MEDNAX Inc.	1,155,958	80,200
* WellCare Health Plans Inc.	550,271	77,153

*	Seattle Genetics Inc.	1,209,028	75,999
*	United Therapeutics Corp.	559,438	75,737
	West Pharmaceutical Services Inc.	913,659	74,564
	STERIS plc	1,056,376	73,376
*	Bioverativ Inc.	1,345,265	73,263
^,* TESARO Inc.		425,987	65,547
*	Veeva Systems Inc. Class A	1,268,335	65,040
*	ABIOMED Inc.	504,894	63,213
*	Exelixis Inc.	2,815,260	61,007
^,* Ionis Pharmaceuticals Inc.		1,507,213	60,590
^,* athenahealth Inc.		490,777	55,306
	Hill-Rom Holdings Inc.	743,986	52,525
*	Charles River Laboratories International Inc.	583,105	52,450
*	Masimo Corp.	551,882	51,469
*	Bio-Rad Laboratories Inc. Class A	257,146	51,259
	HealthSouth Corp.	1,117,804	47,853
^,* Kite Pharma Inc.		608,855	47,789
	Bio-Techne Corp.	461,720	46,934
*	Neurocrine Biosciences Inc.	1,083,558	46,918
*	NuVasive Inc.	624,672	46,650
*	Bluebird Bio Inc.	507,832	46,162
*	Alnylam Pharmaceuticals Inc.	888,166	45,518
*	Nektar Therapeutics Class A	1,913,658	44,914
*	Catalent Inc.	1,548,338	43,849
^,* Medicines Co.		886,136	43,332
*	Alere Inc.	1,085,740	43,136
^,* Acadia Healthcare Co. Inc.		947,201	41,298
^,* ACADIA Pharmaceuticals Inc.		1,175,183	40,403
*	Wright Medical Group NV	1,286,106	40,024
*	PAREXEL International Corp.	627,966	39,631
*	Medidata Solutions Inc.	677,178	39,066
	Chemed Corp.	201,880	36,881
*	Prestige Brands Holdings Inc.	660,473	36,696
	Cantel Medical Corp.	453,821	36,351
^,* OPKO Health Inc.		4,522,742	36,182
*	Clovis Oncology Inc.	555,880	35,393
*	LifePoint Health Inc.	497,962	32,617
^,* Exact Sciences Corp.		1,376,686	32,517
*	Ultragenyx Pharmaceutical Inc.	474,616	32,169
*	Integra LifeSciences Holdings Corp.	743,750	31,334
*	PRA Health Sciences Inc.	478,103	31,187
*	Neogen Corp.	474,558	31,107
*	Brookdale Senior Living Inc.	2,310,868	31,035
	Bruker Corp.	1,326,878	30,956
*	Insulet Corp.	713,117	30,728
*	INC Research Holdings Inc. Class A	664,448	30,465
*	VWR Corp.	1,066,214	30,067
*	Horizon Pharma plc	1,999,567	29,554
*	Allscripts Healthcare Solutions Inc.	2,299,761	29,161
*	ICU Medical Inc.	185,441	28,317
*	Ironwood Pharmaceuticals Inc. Class A	1,626,448	27,747
*	Sage Therapeutics Inc.	388,566	27,615
*	Endo International plc	2,463,760	27,496
*	Portola Pharmaceuticals Inc.	701,377	27,487
*	LivaNova plc	545,235	26,722
^,* Prothena Corp. plc		478,120	26,674
*	Nevro Corp.	284,078	26,618

*	Globus Medical Inc.	895,739	26,532
*	Penumbra Inc.	317,727	26,514
	Owens & Minor Inc.	762,059	26,367
*	Akorn Inc.	1,093,940	26,342
*	Haemonetics Corp.	646,733	26,238
^,* Ligand Pharmaceuticals Inc.		235,829	24,960
*	Zeltiq Aesthetics Inc.	448,290	24,929
^,* Intercept Pharmaceuticals Inc.		218,730	24,738
*	AMN Healthcare Services Inc.	596,722	24,227
*	Molina Healthcare Inc.	528,393	24,095
^,* Agios Pharmaceuticals Inc.		410,443	23,970
*	HealthEquity Inc.	545,337	23,150
*	Halyard Health Inc.	588,674	22,423
*	Cambrex Corp.	400,883	22,069
*	HMS Holdings Corp.	1,060,350	21,557
*	Pacira Pharmaceuticals Inc.	465,414	21,223
^,* Juno Therapeutics Inc.		945,299	20,976
*	Premier Inc. Class A	636,112	20,247
*	NxStage Medical Inc.	748,021	20,069
*	Magellan Health Inc.	289,814	20,012
*	Supernus Pharmaceuticals Inc.	625,160	19,567
*	Aerie Pharmaceuticals Inc.	417,106	18,916
*	Array BioPharma Inc.	2,103,450	18,805
*	Sarepta Therapeutics Inc.	625,994	18,529
*	Omnicell Inc.	452,415	18,391
^,* Halozyme Therapeutics Inc.		1,400,945	18,156
*	Radius Health Inc.	460,772	17,809
*	Amedisys Inc.	348,234	17,791
*	Select Medical Holdings Corp.	1,329,213	17,745
*	Air Methods Corp.	411,206	17,682
*	Merit Medical Systems Inc.	608,987	17,600
^,* Tenet Healthcare Corp.		992,188	17,572
*	Theravance Biopharma Inc.	474,541	17,473
^,* Avexis Inc.		215,643	16,395
^,* Myriad Genetics Inc.		852,735	16,373
*	FibroGen Inc.	653,909	16,119
*	Natus Medical Inc.	410,227	16,101
*	Spectranetics Corp.	541,421	15,769
*	Varex Imaging Corp.	463,075	15,559
*	Inogen Inc.	198,054	15,361
^,* Intrexon Corp.		751,500	14,895
*	Repligen Corp.	422,611	14,876
*	Global Blood Therapeutics Inc.	399,228	14,712
^,* Spark Therapeutics Inc.		275,106	14,674
^,* TherapeuticsMD Inc.		2,005,930	14,443
*	Integer Holdings Corp.	342,888	13,784
	Abaxis Inc.	282,563	13,704
	CONMED Corp.	308,582	13,704
^,* Innoviva Inc.		982,410	13,587
*	Insmed Inc.	775,467	13,578
*	Blueprint Medicines Corp.	339,514	13,577
*	Puma Biotechnology Inc.	347,911	12,942
^,* Synergy Pharmaceuticals Inc.		2,770,953	12,913
*	Five Prime Therapeutics Inc.	355,461	12,850
^,* Amicus Therapeutics Inc.		1,769,157	12,614
*	Community Health Systems Inc.	1,415,384	12,554
*	Dermira Inc.	367,818	12,546

*	Emergent BioSolutions Inc.	428,267	12,437
*	Cotiviti Holdings Inc.	293,122	12,203
	Analogic Corp.	158,775	12,051
*	Acorda Therapeutics Inc.	573,556	12,045
*	Tivity Health Inc.	411,434	11,973
^,* MiMedx Group Inc.		1,254,896	11,959
*	Cardiovascular Systems Inc.	415,698	11,754
*	Impax Laboratories Inc.	926,787	11,724
^,* Teladoc Inc.		457,637	11,441
*	Alder Biopharmaceuticals Inc.	548,573	11,410
	Ensign Group Inc.	601,915	11,316
^,* Corcept Therapeutics Inc.		1,023,459	11,217
*	Xencor Inc.	462,084	11,053
*	Momenta Pharmaceuticals Inc.	806,454	10,766
*	Acceleron Pharma Inc.	394,425	10,440
	US Physical Therapy Inc.	159,514	10,416
^,* Inovalon Holdings Inc. Class A		812,463	10,237
*	BioTelemetry Inc.	352,949	10,218
*	LHC Group Inc.	187,803	10,123
*	Depomed Inc.	771,002	9,676
*	AMAG Pharmaceuticals Inc.	425,623	9,598
^,* ZIOPHARM Oncology Inc.		1,495,577	9,482
	National HealthCare Corp.	128,686	9,175
*	K2M Group Holdings Inc.	441,714	9,060
*	PharMerica Corp.	386,746	9,050
*	OraSure Technologies Inc.	694,938	8,986
	Luminex Corp.	484,613	8,902
*	Quality Systems Inc.	577,480	8,801
	Kindred Healthcare Inc.	1,052,618	8,789
*	Orthofix International NV	228,693	8,725
*	Epizyme Inc.	503,744	8,639
*	Coherus Biosciences Inc.	408,117	8,632
*	Loxo Oncology Inc.	203,402	8,559
^,* Diplomat Pharmacy Inc.		533,253	8,505
	Atrion Corp.	18,111	8,480
*	Heska Corp.	80,340	8,434
^,* Eagle Pharmaceuticals Inc.		101,450	8,414
^,* Progenics Pharmaceuticals Inc.		881,646	8,323
*	BioCryst Pharmaceuticals Inc.	981,861	8,248
*	Quidel Corp.	364,182	8,245
^,* Lannett Co. Inc.		367,944	8,224
^,* Keryx Biopharmaceuticals Inc.		1,328,218	8,182
^,* Lexicon Pharmaceuticals Inc.		569,843	8,172
^,* Heron Therapeutics Inc.		540,205	8,103
^,* Evolent Health Inc. Class A		361,710	8,066
*	Vocera Communications Inc.	323,427	8,031
*	Flexion Therapeutics Inc.	296,466	7,978
*	Retrophin Inc.	431,849	7,972
*	Anika Therapeutics Inc.	182,766	7,939
^,* Immunomedics Inc.		1,225,727	7,930
*	HealthStream Inc.	321,562	7,791
*	Vanda Pharmaceuticals Inc.	555,784	7,781
*	GenMark Diagnostics Inc.	605,641	7,764
^,* Achaogen Inc.		307,362	7,755
*	Genomic Health Inc.	242,899	7,649
^,* Omeros Corp.		501,677	7,585
^,* Endologix Inc.		1,036,426	7,504

	Meridian Bioscience Inc.	543,148	7,495
*	AtriCure Inc.	388,227	7,435
^,* Esperion Therapeutics Inc.		209,049	7,382
*	Glaukos Corp.	143,434	7,358
*	MacroGenics Inc.	390,300	7,260
*	AngioDynamics Inc.	415,835	7,215
^,* Accelerate Diagnostics Inc.		297,904	7,209
*	Almost Family Inc.	146,426	7,116
*	Providence Service Corp.	155,798	6,924
*	Intra-Cellular Therapies Inc. Class A	424,967	6,906
	Phibro Animal Health Corp. Class A	236,149	6,636
*	Universal American Corp.	663,719	6,617
^,* NewLink Genetics Corp.		272,643	6,571
*	Amphastar Pharmaceuticals Inc.	452,172	6,556
^,* TG Therapeutics Inc.		548,492	6,390
*	Versartis Inc.	298,231	6,367
*	SciClone Pharmaceuticals Inc.	641,818	6,290
*	Cytokinetics Inc.	486,435	6,251
*	Achillion Pharmaceuticals Inc.	1,484,495	6,250
^,* Aimmune Therapeutics Inc.		279,747	6,079
^,* Editas Medicine Inc.		271,564	6,061
*	Cross Country Healthcare Inc.	418,987	6,017
	Landauer Inc.	121,405	5,918
*	CryoLife Inc.	353,430	5,885
*	CorVel Corp.	135,160	5,879
^,* Cerus Corp.		1,308,688	5,824
	Aceto Corp.	363,991	5,755
*	Spectrum Pharmaceuticals Inc.	885,108	5,753
^,* Inovio Pharmaceuticals Inc.		863,130	5,714
*	Pacific Biosciences of California Inc.	1,077,938	5,573
^,* La Jolla Pharmaceutical Co.		184,986	5,522
*	Intersect ENT Inc.	320,388	5,495
^,* Foundation Medicine Inc.		166,456	5,368
*	Enanta Pharmaceuticals Inc.	172,913	5,326
*	Triple-S Management Corp. Class B	302,934	5,323
^,* Atara Biotherapeutics Inc.		256,759	5,276
*	Revance Therapeutics Inc.	252,390	5,250
^,* Cara Therapeutics Inc.		284,148	5,225
*	REGENXBIO Inc.	269,653	5,204
*	Antares Pharma Inc.	1,811,024	5,143
*	Accuray Inc.	1,064,485	5,056
*	NeoGenomics Inc.	638,756	5,040
*	CytomX Therapeutics Inc.	288,543	4,983
*	ANI Pharmaceuticals Inc.	99,350	4,919
*	Aclaris Therapeutics Inc.	163,625	4,879
*	Rigel Pharmaceuticals Inc.	1,458,004	4,826
*	Capital Senior Living Corp.	342,019	4,809
	Invacare Corp.	403,038	4,796
^,* Sangamo Therapeutics Inc.		917,812	4,773
*	Lion Biotechnologies Inc.	638,623	4,758
^,* Merrimack Pharmaceuticals Inc.		1,523,045	4,691
	PDL BioPharma Inc.	2,051,845	4,658
*	Tetraphase Pharmaceuticals Inc.	500,997	4,604
^,* Geron Corp.		2,024,869	4,596
^,* Celldex Therapeutics Inc.		1,267,199	4,575
*	Surgery Partners Inc.	231,805	4,520
*	Enzo Biochem Inc.	539,031	4,512

*	Arena Pharmaceuticals Inc.	3,086,004	4,506
^,* Teligent Inc.		568,683	4,441
*	Surmodics Inc.	181,248	4,359
*	Paratek Pharmaceuticals Inc.	225,614	4,343
^,* Novavax Inc.		3,378,103	4,324
^,* ImmunoGen Inc.		1,114,945	4,315
*	Invitae Corp.	387,922	4,290
*	PTC Therapeutics Inc.	431,692	4,248
^,* Aquinox Pharmaceuticals Inc.		253,928	4,238
*	Curis Inc.	1,495,551	4,158
^,* Aduro Biotech Inc.		383,318	4,121
*	Otonomy Inc.	330,835	4,053
*	Assembly Biosciences Inc.	157,503	4,015
	LeMaitre Vascular Inc.	159,950	3,940
*	Akebia Therapeutics Inc.	427,819	3,936
^,* Idera Pharmaceuticals Inc.		1,558,374	3,849
^,* Organovo Holdings Inc.		1,194,939	3,800
^	Computer Programs & Systems Inc.	135,677	3,799
*	Civitas Solutions Inc.	206,500	3,789
^,* Albany Molecular Research Inc.		268,813	3,771
^,* Rockwell Medical Inc.		601,328	3,764
^,* iRhythm Technologies Inc.		99,409	3,738
*	AxoGen Inc.	357,418	3,735
*	Cutera Inc.	178,477	3,694
^,* XBiotech Inc.		223,782	3,690
^,* Advaxis Inc.		443,805	3,626
*	Agenus Inc.	943,061	3,555
*	Exactech Inc.	140,464	3,540
*	STAAR Surgical Co.	359,872	3,527
*	Ignyta Inc.	407,480	3,504
*	Chimerix Inc.	546,787	3,488
*	Lantheus Holdings Inc.	278,236	3,478
^,* Adamas Pharmaceuticals Inc.		196,207	3,434
*	Medpace Holdings Inc.	114,108	3,406
*	Karyopharm Therapeutics Inc.	262,043	3,365
^,* Sucampo Pharmaceuticals Inc. Class A		305,741	3,363
*	Zogenix Inc.	308,952	3,352
*	NanoString Technologies Inc.	167,933	3,337
*	Concert Pharmaceuticals Inc.	192,300	3,281
^,* Insys Therapeutics Inc.		307,571	3,233
^,* BioTime Inc.		915,654	3,159
^,* Dynavax Technologies Corp.		525,494	3,127
*	BioSpecifics Technologies Corp.	57,022	3,125
^,* WaVe Life Sciences Ltd.		112,150	3,084
*	Addus HomeCare Corp.	93,611	2,996
*	Bellicum Pharmaceuticals Inc.	237,263	2,928
*	RTI Surgical Inc.	720,814	2,883
^,* Corbus Pharmaceuticals Holdings Inc.		349,322	2,882
*	Ardelyx Inc.	226,666	2,867
^,* Seres Therapeutics Inc.		252,753	2,849
*	Natera Inc.	318,116	2,822
*	Calithera Biosciences Inc.	241,420	2,788
^,* Anavex Life Sciences Corp.		466,738	2,679
^,* OncoMed Pharmaceuticals Inc.		289,724	2,668
^,* Zynerba Pharmaceuticals Inc.		132,537	2,664
*	RadNet Inc.	450,522	2,658
*	MyoKardia Inc.	201,459	2,649

	Simulations Plus Inc.	220,216	2,588
^,* BioScrip Inc.		1,477,129	2,511
*	ConforMIS Inc.	479,289	2,502
*	Edge Therapeutics Inc.	274,339	2,499
^,* Ocular Therapeutix Inc.		265,129	2,460
^,* American Renal Associates Holdings Inc.		144,530	2,440
^,* MediciNova Inc.		401,228	2,403
*	Cempra Inc.	619,221	2,322
^,* Collegium Pharmaceutical Inc.		229,842	2,312
*	Stemline Therapeutics Inc.	260,446	2,227
*	Veracyte Inc.	239,523	2,199
*	Fluidigm Corp.	370,338	2,107
*	Castlight Health Inc. Class B	573,972	2,095
^,* Aratana Therapeutics Inc.		392,099	2,078
*	ChemoCentryx Inc.	283,318	2,063
^,* Athersys Inc.		1,205,026	2,061
^,* Reata Pharmaceuticals Inc. Class A		90,608	2,052
	Utah Medical Products Inc.	32,543	2,027
*	Infinity Pharmaceuticals Inc.	618,532	1,998
*	Syndax Pharmaceuticals Inc.	143,228	1,965
*	Quorum Health Corp.	360,825	1,963
	Digirad Corp.	363,529	1,927
*	Entellus Medical Inc.	135,633	1,872
^,* Peregrine Pharmaceuticals Inc.		2,800,209	1,831
*	Trevena Inc.	493,684	1,812
*	Durect Corp.	1,721,439	1,807
^,* Arrowhead Pharmaceuticals Inc.		971,611	1,797
	National Research Corp. Class A	89,321	1,760
*	Catalyst Pharmaceuticals Inc.	893,205	1,742
^,* Genocea Biosciences Inc.		285,875	1,741
^,* Minerva Neurosciences Inc.		202,548	1,641
*	FONAR Corp.	91,223	1,601
*	Recro Pharma Inc.	180,825	1,580
	Psychemedics Corp.	78,603	1,576
*	Corvus Pharmaceuticals Inc.	75,303	1,564
^,* InVivo Therapeutics Holdings Corp.		380,541	1,541
^,* Sorrento Therapeutics Inc.		382,837	1,512
^,* Abeona Therapeutics Inc.		300,798	1,504
*	VIVUS Inc.	1,339,193	1,500
*	IRIDEX Corp.	125,462	1,489
*	Fortress Biotech Inc.	402,296	1,488
^,* Conatus Pharmaceuticals Inc.		257,773	1,487
^,* Sientra Inc.		175,984	1,482
*	Endocyte Inc.	572,910	1,472
*	Harvard Bioscience Inc.	559,708	1,455
^,* ViewRay Inc.		168,034	1,430
*	Zafgen Inc.	301,603	1,405
*	Cascadian Therapeutics Inc.	338,438	1,401
*	Ophthotech Corp.	379,081	1,387
*	Proteostasis Therapeutics Inc.	173,812	1,359
*	Mirati Therapeutics Inc.	261,232	1,358
*	Cymabay Therapeutics Inc.	314,637	1,353
*	Pfenex Inc.	230,867	1,341
*	Clearside Biomedical Inc.	167,996	1,334
^,* Invuity Inc.		164,793	1,310
^,* BioDelivery Sciences International Inc.		683,572	1,299
^,* AcelRx Pharmaceuticals Inc.		411,679	1,297

^,* T2 Biosystems Inc.	246,013	1,294
^,* ContraVir Pharmaceuticals Inc.	727,033	1,287
^,* Rexahn Pharmaceuticals Inc.	2,521,104	1,286
* Protagonist Therapeutics Inc.	99,968	1,281
* Vital Therapies Inc.	316,440	1,266
^,* TransEnterix Inc.	1,044,734	1,264
^,* Fate Therapeutics Inc.	269,951	1,228
* Alliance HealthCare Services Inc.	117,162	1,201
* Kindred Biosciences Inc.	169,768	1,197
* Immune Design Corp.	175,615	1,194
^,* CTI BioPharma Corp.	279,117	1,172
* AAC Holdings Inc.	135,879	1,159
^,* NantKwest Inc.	317,672	1,128
^,* CytoSorbents Corp.	248,196	1,117
* Intellia Therapeutics Inc.	79,258	1,117
^,* Vericel Corp.	390,204	1,093
* Ra Pharmaceuticals Inc.	50,430	1,074
* SeaSpine Holdings Corp.	136,184	1,069
^,* Navidea Biopharmaceuticals Inc.	1,844,923	1,064
^,* Neos Therapeutics Inc.	147,112	1,059
* Audentes Therapeutics Inc.	61,589	1,049
^,* MannKind Corp.	697,598	1,032
^,* Alimera Sciences Inc.	734,725	1,029
* Jounce Therapeutics Inc.	45,783	1,007
^,* BrainStorm Cell Therapeutics Inc.	236,732	1,006
^,* Cellular Biomedicine Group Inc.	84,368	996
^,* Actinium Pharmaceuticals Inc.	658,148	994
^,* Adamis Pharmaceuticals Corp.	229,611	976
* Applied Genetic Technologies Corp.	139,695	964
^,* ChromaDex Corp.	351,731	946
^,* Corindus Vascular Robotics Inc.	715,670	938
^,* Tactile Systems Technology Inc.	49,455	937
* Voyager Therapeutics Inc.	70,223	930
* Verastem Inc.	437,390	905
* Selecta Biosciences Inc.	62,812	899
^,* Asterias Biotherapeutics Inc.	262,770	893
* MEI Pharma Inc.	535,445	867
* Cidara Therapeutics Inc.	111,032	866
^,* Corium International Inc.	203,573	851
* OvaScience Inc.	453,754	849
^,* CorMedix Inc.	520,236	848
^,* Lipocine Inc.	217,200	847
^,* Egalet Corp.	159,653	814
* Nuvectra Corp.	117,748	804
^,* SCYNEXIS Inc.	290,666	802
^,* VolitionRX Ltd.	195,994	788
* Regulus Therapeutics Inc.	477,293	788
* Titan Pharmaceuticals Inc.	237,592	784
^,* Senseonics Holdings Inc.	431,387	772
* Aevi Genomic Medicine Inc.	414,857	772
* Genesis Healthcare Inc.	289,345	764
^,* Galectin Therapeutics Inc.	331,021	761
^,* Kura Oncology Inc.	84,035	739
* Icad Inc.	153,110	736
* pSivida Corp.	427,925	736
* ContraFect Corp.	407,300	733
* Bovie Medical Corp.	273,980	732

^,* Cancer Genetics Inc.		174,100	714
^,* Synthetic Biologics Inc.		1,127,022	711
*	Madrigal Pharmaceuticals Inc.	45,831	706
*	Bio-Path Holdings Inc.	849,596	703
*	aTyr Pharma Inc.	199,037	697
*	Juniper Pharmaceuticals Inc.	145,813	693
^,* Obalon Therapeutics Inc.		64,531	690
*	Agile Therapeutics Inc.	213,695	685
*	vTv Therapeutics Inc. Class A	104,300	683
*	Sunesis Pharmaceuticals Inc.	166,073	681
*	Dicerna Pharmaceuticals Inc.	198,677	675
*	Albireo Pharma Inc.	28,139	675
*	Adverum Biotechnologies Inc.	247,258	668
^	PharmAthene Inc.	820,690	666
*	Biolase Inc.	492,776	665
^,* Ekso Bionics Holdings Inc.		158,645	650
*	GlycoMimetics Inc.	117,784	640
^,* iRadimed Corp.		70,128	624
^,* CytRx Corp.		1,360,652	604
*	Tabula Rasa HealthCare Inc.	44,426	599
^,* Neuralstem Inc.		113,395	599
^,* Pain Therapeutics Inc.		665,882	595
*	Sharps Compliance Corp.	123,176	586
^,* XOMA Corp.		82,339	585
*	Cumberland Pharmaceuticals Inc.	83,070	576
^,* Pulse Biosciences Inc.		27,878	569
*	Flex Pharma Inc.	126,999	559
^,* Palatin Technologies Inc.		1,699,932	557
*	Nivalis Therapeutics Inc.	187,646	548
^,* Ampio Pharmaceuticals Inc.		677,267	542
^,* IsoRay Inc.		899,206	531
*	Dimension Therapeutics Inc.	295,785	518
^,* Orexigen Therapeutics Inc.		149,208	513
*	NanoViricides Inc.	457,015	512
*	Zosano Pharma Corp.	268,389	510
*	AnaptysBio Inc.	18,224	506
*	Threshold Pharmaceuticals Inc.	884,231	504
*	Cogentix Medical Inc.	277,627	500
*	Avinger Inc.	256,141	487
^,* Evoke Pharma Inc.		149,360	463
*	AVEO Pharmaceuticals Inc.	774,975	457
*	KemPharm Inc.	92,827	455
*	Cytori Therapeutics Inc.	276,618	443
*	Aptevo Therapeutics Inc.	209,827	432
^,* Trovagene Inc.		367,444	423
^,* Pernix Therapeutics Holdings Inc.		112,669	417
^,* Biocept Inc.		192,962	411
*	Repros Therapeutics Inc.	332,390	399
^,* Inotek Pharmaceuticals Corp.		195,814	392
^,* Novan Inc.		60,870	388
*	Sonoma Pharmaceuticals Inc.	54,013	387
^,* Eiger BioPharmaceuticals Inc.		33,582	385
*	Misonix Inc.	32,465	380
*	Five Star Senior Living Inc.	173,028	372
^,* Mast Therapeutics Inc.		2,948,442	364
*	ArQule Inc.	340,401	361
*	Electromed Inc.	71,985	355

^,* Second Sight Medical Products Inc.	277,314	336
^,* iBio Inc.	778,558	335
^,* Adeptus Health Inc. Class A	182,748	329
* Ohr Pharmaceutical Inc.	394,114	327
^,* Pulmatrix Inc.	91,967	321
^,* Anthera Pharmaceuticals Inc.	752,014	320
^,* Imprimis Pharmaceuticals Inc.	74,520	311
^,* Chiasma Inc.	182,024	309
^,* Unilife Corp.	174,362	298
* Chembio Diagnostics Inc.	55,638	295
^,* HTG Molecular Diagnostics Inc.	42,600	295
* Tandem Diabetes Care Inc.	242,359	291
* Marinus Pharmaceuticals Inc.	164,030	290
^,* Immune Pharmaceuticals Inc.	1,963,217	287
* Viveve Medical Inc.	45,116	286
* Caladrius Biosciences Inc.	55,377	279
^,* Eleven Biotherapeutics Inc.	124,556	274
* Syros Pharmaceuticals Inc.	16,875	269
^,* Heat Biologics Inc.	295,291	263
MGC Diagnostics Corp.	30,659	256
^,* Cellectar Biosciences Inc.	111,596	253
* Tracon Pharmaceuticals Inc.	67,221	252
^,* Microbot Medical Inc.	42,867	251
^,* Galena Biopharma Inc.	402,020	245
* Vical Inc.	109,740	245
^,* OncoSec Medical Inc.	186,890	239
* Aeglea BioTherapeutics Inc.	31,381	234
* Fibrocell Science Inc.	115,917	232
^,* EnteroMedics Inc.	39,971	230
^,* Tonix Pharmaceuticals Holding Corp.	48,693	227
^,* Kadmon Holdings Inc.	61,928	224
^,* Viking Therapeutics Inc.	149,989	219
^,* Cerulean Pharma Inc.	266,849	217
* Axsome Therapeutics Inc.	54,485	212
^,* Ocera Therapeutics Inc.	161,335	211
^,* Cyclacel Pharmaceuticals Inc.	58,925	202
^,* CEL-SCI Corp.	2,338,409	200
* AdCare Health Systems Inc.	154,765	198
^,* Cesca Therapeutics Inc.	60,836	198
^,* Catabasis Pharmaceuticals Inc.	122,413	196
* Champions Oncology Inc.	60,632	191
* Bioptix Inc.	47,392	190
^,* Alphatec Holdings Inc.	81,292	189
* GTx Inc.	38,765	188
^,* EyeGate Pharmaceuticals Inc.	71,961	183
* Aviragen Therapeutics Inc.	281,013	183
* Oncocyte Corp.	30,109	180
^,* Skyline Medical Inc.	85,465	179
^,* Apricus Biosciences Inc.	83,827	177
^,* ImmunoCellular Therapeutics Ltd.	53,818	171
* CASI Pharmaceuticals Inc.	119,606	170
^,* OncoGenex Pharmaceuticals Inc.	376,291	166
^,* Tenax Therapeutics Inc.	295,570	166
* ProPhase Labs Inc.	72,896	165
^,* Neothetics Inc.	103,007	165
* Onconova Therapeutics Inc.	53,477	162
^,* Dextera Surgical Inc.	149,402	158

^,* Amedica Corp.	381,939	157
^,* Celsion Corp.	527,095	152
* GenVec Inc.	24,612	149
^,* KalVista Pharmaceuticals Inc.	18,720	146
^,* Dipexium Pharmaceuticals Inc.	111,369	145
^,* AquaBounty Technologies Inc.	13,019	144
* Aldeyra Therapeutics Inc.	28,443	142
^,* Biostage Inc.	385,770	141
* Bioanalytical Systems Inc.	99,096	138
* Retractable Technologies Inc.	122,537	136
* Mirna Therapeutics Inc.	61,916	136
* Histogenics Corp.	78,141	135
^,* CombiMatrix Corp.	24,745	135
^,* Hemispherx Biopharma Inc.	242,052	132
^,* Argos Therapeutics Inc.	288,730	130
* Aradigm Corp.	81,743	128
* Proteon Therapeutics Inc.	72,584	127
* Miragen Therapeutics Inc.	10,118	126
* CAS Medical Systems Inc.	86,382	125
* Vermillion Inc.	59,493	124
^,* Ritter Pharmaceuticals Inc.	87,077	124
^,* Interpace Diagnostics Group Inc.	45,773	120
^,* OpGen Inc.	103,863	119
* ADMA Biologics Inc.	24,289	119
^,* BioPharmX Corp.	232,417	117
^,* Jaguar Animal Health Inc.	115,722	116
^,* SunLink Health Systems Inc.	67,827	106
^,* Tokai Pharmaceuticals Inc.	125,110	105
* PhaseRx Inc.	69,204	104
^ Catalyst Biosciences Inc.	10,970	103
^,* Fulgent Genetics Inc.	9,417	103
* TearLab Corp. Class A	36,095	102
^,* Aethlon Medical Inc.	31,051	101
^,* BioLife Solutions Inc.	46,312	97
* Connecture Inc.	89,352	96
^,* Windtree Therapeutics Inc.	83,632	95
^,* NovaBay Pharmaceuticals Inc.	25,141	93
^,* Moleculin Biotech Inc.	77,000	90
^,* AmpliPhi Biosciences Corp.	204,057	88
^,* Wright Medical Group Inc. CVR	52,493	82
* InfuSystem Holdings Inc.	35,033	81
* Oragenics Inc.	179,871	79
^,* PhotoMedex Inc.	42,516	75
* Gemphire Therapeutics Inc.	7,106	75
^,* Opexa Therapeutics Inc.	97,243	74
^,* RXi Pharmaceuticals Corp.	90,785	73
* ARCA biopharma Inc.	28,967	72
^,* Roka Bioscience Inc.	20,286	72
* Cleveland BioLabs Inc.	45,001	72
* Presbia plc	20,562	65
Daxor Corp.	8,705	63
Kewaunee Scientific Corp.	2,595	60
* Alliqua BioMedical Inc.	106,606	54
^,* Atossa Genetics Inc. Class A	70,132	53
^,* Hooper Holmes Inc.	57,400	48
National Research Corp. Class B	1,200	47
* Capnia Inc.	67,770	46

*	Bellerophon Therapeutics Inc.	30,503	45
^,* Medovex Corp.		26,905	41
*	Capricor Therapeutics Inc.	10,411	35
^,* Cerecor Inc.		49,125	33
*	Strata Skin Sciences Inc.	54,307	33
^,* Apollo Endosurgery Inc.		2,122	27
^,* Xtant Medical Holdings Inc.		43,095	27
^,* Rennova Health Inc.		13,258	24
*	Pro-Dex Inc.	4,785	22
*	Streamline Health Solutions Inc.	21,760	22
*	Spring Bank Pharmaceuticals Inc.	2,408	21
^,* DarioHealth Corp.		6,842	21
^,* NeuroMetrix Inc.		31,687	20
^,* InspireMD Inc.		18,801	19
	Span-America Medical Systems Inc.	705	15
^,* MabVax Therapeutics Holdings Inc.		6,261	14
^,* Akers Biosciences Inc.		7,910	14
*	CareDx Inc.	10,033	14
*	VistaGen Therapeutics Inc.	6,972	14
^,* TapImmune Inc.		2,806	13
^,* Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017		28,992	12
*	Allied Healthcare Products Inc.	5,860	11
^,* Oncobiologics Inc.		3,992	11
	Diversicare Healthcare Services Inc.	953	10
*	American Shared Hospital Services	1,776	8
*	Ligand Pharmaceuticals Beta Inc. Rights	395,811	7
*	Ligand Pharmaceuticals Glucagon Inc. Rights	395,811	7
*	Ligand Pharmaceuticals General Inc. Rights	395,811	5
*	Micron Solutions Inc.	1,175	5
*	Soligenix Inc.	1,500	4
*	Joint Corp.	800	3
^,* Osiris Therapeutics Inc.		532	3
*	CryoPort Inc.	500	1
*	Delcath Systems Inc.	12,900	1
*	Ligand Pharmaceuticals Roche Inc. Rights	395,811	1
	UnitedHealth Group Inc.	1	—
			6,000,900
Industrials (13.5%)
*	IHS Markit Ltd.	4,216,226	176,871
	Huntington Ingalls Industries Inc.	574,401	115,018
*	HD Supply Holdings Inc.	2,490,333	102,415
*	Middleby Corp.	717,438	97,894
	AO Smith Corp.	1,827,013	93,470
*	Sensata Technologies Holding NV	2,123,037	92,713
	IDEX Corp.	951,125	88,940
	Spirit AeroSystems Holdings Inc. Class A	1,516,670	87,846
*	JetBlue Airways Corp.	4,181,574	86,182
	Owens Corning	1,394,941	85,608
	ManpowerGroup Inc.	833,842	85,527
	Carlisle Cos. Inc.	802,661	85,411
	Toro Co.	1,355,350	84,655
	Wabtec Corp.	1,072,210	83,632
	Nordson Corp.	664,429	81,618
	B/E Aerospace Inc.	1,260,425	80,806
	Lennox International Inc.	480,872	80,450
*	Copart Inc.	1,273,685	78,879
	Hubbell Inc. Class B	642,255	77,103

	Macquarie Infrastructure Corp.	941,916	75,900
*	WABCO Holdings Inc.	643,713	75,585
	Donaldson Co. Inc.	1,648,501	75,040
	KAR Auction Services Inc.	1,716,206	74,947
	Allison Transmission Holdings Inc.	2,054,428	74,083
	Old Dominion Freight Line Inc.	857,345	73,363
	Orbital ATK Inc.	726,027	71,151
*	AECOM	1,916,640	68,213
	Lincoln Electric Holdings Inc.	764,898	66,439
	Graco Inc.	699,689	65,869
	Oshkosh Corp.	923,350	63,333
	Hexcel Corp.	1,144,928	62,456
	BWX Technologies Inc.	1,232,518	58,668
	MSC Industrial Direct Co. Inc. Class A	552,781	56,804
*	Teledyne Technologies Inc.	437,017	55,265
	Watsco Inc.	377,257	54,016
*	Genesee & Wyoming Inc. Class A	756,255	51,319
	Curtiss-Wright Corp.	549,282	50,127
*	TransUnion	1,306,034	50,086
	Trinity Industries Inc.	1,884,552	50,035
	AGCO Corp.	830,904	50,004
*	XPO Logistics Inc.	1,003,819	48,073
*	Colfax Corp.	1,222,132	47,981
	EMCOR Group Inc.	749,747	47,197
*	Kirby Corp.	668,279	47,147
	Woodward Inc.	691,058	46,937
	Crane Co.	626,959	46,915
	Air Lease Corp. Class A	1,189,210	46,082
*	Spirit Airlines Inc.	865,722	45,944
	ITT Inc.	1,093,398	44,851
	Rollins Inc.	1,205,859	44,774
	Landstar System Inc.	519,037	44,456
	Valmont Industries Inc.	279,635	43,483
	Deluxe Corp.	599,596	43,273
	EnerSys	538,826	42,535
	Regal Beloit Corp.	553,585	41,879
	Terex Corp.	1,310,013	41,134
	Healthcare Services Group Inc.	906,531	39,062
	Timken Co.	861,239	38,928
	Kennametal Inc.	991,224	38,886
*	Univar Inc.	1,268,208	38,883
^	Chicago Bridge & Iron Co. NV	1,241,240	38,168
*	Beacon Roofing Supply Inc.	749,168	36,829
^,* Dycom Industries Inc.		390,287	36,277
*	Clean Harbors Inc.	645,726	35,915
*	WESCO International Inc.	513,387	35,706
*	USG Corp.	1,121,918	35,677
	John Bean Technologies Corp.	390,694	34,362
*	Welbilt Inc.	1,730,310	33,966
	Joy Global Inc.	1,199,176	33,877
*	WageWorks Inc.	460,452	33,291
*	MasTec Inc.	819,526	32,822
	HEICO Corp. Class A	432,158	32,412
*	Avis Budget Group Inc.	1,091,590	32,289
	Barnes Group Inc.	626,706	32,175
*	Esterline Technologies Corp.	368,987	31,751
	CEB Inc.	398,284	31,305

* Hawaiian Holdings Inc.	663,474	30,818
ABM Industries Inc.	696,024	30,347
Pitney Bowes Inc.	2,311,467	30,303
Applied Industrial Technologies Inc.	487,923	30,178
Brink's Co.	561,007	29,986
GATX Corp.	491,501	29,962
* Masonite International Corp.	373,383	29,591
* Generac Holdings Inc.	793,420	29,579
* Rexnord Corp.	1,269,651	29,304
* On Assignment Inc.	602,406	29,235
Tetra Tech Inc.	714,951	29,206
* RBC Bearings Inc.	298,499	28,981
* KLX Inc.	647,936	28,963
* Armstrong World Industries Inc.	617,096	28,417
Hillenbrand Inc.	789,567	28,306
MSA Safety Inc.	388,693	27,477
UniFirst Corp.	193,461	27,365
Matthews International Corp. Class A	400,596	27,100
* Moog Inc. Class A	399,416	26,901
KBR Inc.	1,765,718	26,539
AMERCO	68,843	26,242
Allegiant Travel Co. Class A	163,485	26,198
Knight Transportation Inc.	823,667	25,822
Covanta Holding Corp.	1,627,351	25,549
HNI Corp.	552,838	25,480
* DigitalGlobe Inc.	770,376	25,230
* Trex Co. Inc.	362,144	25,129
Universal Forest Products Inc.	253,420	24,972
Mueller Industries Inc.	716,369	24,521
Granite Construction Inc.	487,207	24,453
HEICO Corp.	280,390	24,450
Herman Miller Inc.	750,636	23,683
Mueller Water Products Inc. Class A	1,993,680	23,565
* Advisory Board Co.	497,839	23,299
* Mercury Systems Inc.	589,164	23,007
Brady Corp. Class A	594,326	22,971
* NOW Inc.	1,332,801	22,604
Korn/Ferry International	710,223	22,365
SkyWest Inc.	647,062	22,162
Watts Water Technologies Inc. Class A	355,300	22,153
* FTI Consulting Inc.	527,253	21,707
Simpson Manufacturing Co. Inc.	503,676	21,703
* MRC Global Inc.	1,176,173	21,559
Apogee Enterprises Inc.	357,266	21,297
* Swift Transportation Co.	1,030,710	21,171
Franklin Electric Co. Inc.	487,944	21,006
Insperity Inc.	235,156	20,847
* Aerojet Rocketdyne Holdings Inc.	924,501	20,062
* Navistar International Corp.	800,055	19,697
AZZ Inc.	326,492	19,426
* Hub Group Inc. Class A	416,230	19,313
EnPro Industries Inc.	269,947	19,209
Actuant Corp. Class A	726,449	19,142
Exponent Inc.	319,146	19,005
ESCO Technologies Inc.	326,160	18,950
* Meritor Inc.	1,089,834	18,669
Forward Air Corp.	386,724	18,396

	Steelcase Inc. Class A	1,087,422	18,214
*	SPX FLOW Inc.	521,925	18,116
*	Builders FirstSource Inc.	1,193,722	17,786
*	ACCO Brands Corp.	1,337,503	17,588
*	Atlas Air Worldwide Holdings Inc.	314,369	17,432
	AAON Inc.	491,833	17,386
	Comfort Systems USA Inc.	466,930	17,113
	Aircastle Ltd.	703,908	16,985
	Albany International Corp.	367,353	16,917
	Matson Inc.	532,475	16,911
	Kaman Corp.	350,113	16,851
	Mobile Mini Inc.	552,299	16,845
*	BMC Stock Holdings Inc.	724,975	16,384
	Cubic Corp.	310,043	16,370
	Tennant Co.	224,742	16,328
*	Gibraltar Industries Inc.	393,239	16,201
*	American Woodmark Corp.	174,776	16,044
	Standex International Corp.	159,809	16,005
^,* Hertz Global Holdings Inc.		907,098	15,910
	Triumph Group Inc.	615,084	15,838
	Wabash National Corp.	765,065	15,829
	Interface Inc. Class A	818,053	15,584
*	Tutor Perini Corp.	486,780	15,480
*	Proto Labs Inc.	302,376	15,451
	Greenbrier Cos. Inc.	350,838	15,121
*	Herc Holdings Inc.	303,478	14,837
^,* TASER International Inc.		650,610	14,827
	Astec Industries Inc.	239,263	14,713
	Werner Enterprises Inc.	561,121	14,701
	West Corp.	595,409	14,540
	Knoll Inc.	609,893	14,522
*	TrueBlue Inc.	526,886	14,410
*	Patrick Industries Inc.	196,994	13,967
*	Saia Inc.	314,600	13,937
	Altra Industrial Motion Corp.	346,752	13,506
	AAR Corp.	400,241	13,460
*	Navigant Consulting Inc.	587,440	13,429
*	SiteOne Landscape Supply Inc.	276,944	13,407
*	Chart Industries Inc.	380,287	13,287
*	Rush Enterprises Inc. Class A	398,427	13,180
	Raven Industries Inc.	453,059	13,161
*	SPX Corp.	526,559	12,769
	US Ecology Inc.	272,148	12,750
*	TriNet Group Inc.	437,574	12,646
*	Continental Building Products Inc.	513,269	12,575
*	Harsco Corp.	982,080	12,522
	Briggs & Stratton Corp.	551,892	12,390
	CIRCOR International Inc.	204,025	12,127
	Encore Wire Corp.	260,535	11,985
	Lindsay Corp.	134,696	11,869
*	TriMas Corp.	568,115	11,788
	Multi-Color Corp.	165,497	11,750
	Primoris Services Corp.	502,870	11,677
	Viad Corp.	257,985	11,661
*	Lydall Inc.	216,173	11,587
	Sun Hydraulics Corp.	318,081	11,486
*	Huron Consulting Group Inc.	271,005	11,409

	Argan Inc.	166,190	10,993
	General Cable Corp.	612,229	10,990
	Heartland Express Inc.	543,083	10,889
	Federal Signal Corp.	769,192	10,623
	Triton International Ltd.	406,962	10,496
^	RR Donnelley & Sons Co.	864,651	10,471
	McGrath RentCorp	304,271	10,214
*	Aegion Corp. Class A	437,775	10,029
*	ICF International Inc.	241,731	9,983
*	Team Inc.	368,823	9,977
	Advanced Drainage Systems Inc.	453,520	9,932
*	Manitowoc Co. Inc.	1,715,079	9,776
*	Air Transport Services Group Inc.	602,061	9,663
	H&E Equipment Services Inc.	389,292	9,545
*	CBIZ Inc.	691,032	9,363
	Alamo Group Inc.	122,870	9,361
	Griffon Corp.	378,885	9,340
	Quad/Graphics Inc.	367,985	9,288
	Global Brass & Copper Holdings Inc.	268,805	9,247
	LSC Communications Inc.	363,264	9,140
*	GMS Inc.	253,356	8,878
	Kadant Inc.	147,998	8,784
	Quanex Building Products Corp.	430,109	8,710
*	Thermon Group Holdings Inc.	415,876	8,667
	Douglas Dynamics Inc.	281,852	8,639
	NN Inc.	337,416	8,503
	Kelly Services Inc. Class A	388,585	8,494
*	Wesco Aircraft Holdings Inc.	741,661	8,455
*	MYR Group Inc.	203,751	8,354
*	SP Plus Corp.	245,857	8,298
*	NCI Building Systems Inc.	482,770	8,280
	Kimball International Inc. Class B	476,083	7,855
	Insteel Industries Inc.	214,863	7,765
	ArcBest Corp.	297,355	7,731
*	RPX Corp.	628,109	7,537
	Kforce Inc.	314,002	7,458
*	Aerovironment Inc.	262,480	7,357
*	CSW Industrials Inc.	199,505	7,322
*	DXP Enterprises Inc.	192,078	7,274
*	Echo Global Logistics Inc.	336,704	7,189
	Marten Transport Ltd.	305,543	7,165
	Gorman-Rupp Co.	227,778	7,152
*	Casella Waste Systems Inc. Class A	504,964	7,125
^,* Nexeo Solutions Inc.		794,545	7,040
	Resources Connection Inc.	419,660	7,029
*	Veritiv Corp.	134,931	6,989
	Essendant Inc.	459,898	6,967
	National Presto Industries Inc.	68,141	6,964
	Hyster-Yale Materials Handling Inc.	121,050	6,826
*	Kratos Defense & Security Solutions Inc.	865,431	6,733
*	PGT Innovations Inc.	623,417	6,702
*	Astronics Corp.	210,993	6,695
*	Atkore International Group Inc.	254,254	6,682
	Columbus McKinnon Corp.	265,403	6,587
*	JELD-WEN Holding Inc.	195,799	6,432
*	Advanced Disposal Services Inc.	281,436	6,360
*	Engility Holdings Inc.	218,665	6,328

	Heidrick & Struggles International Inc.	239,225	6,304
*	Milacron Holdings Corp.	337,575	6,282
*	Armstrong Flooring Inc.	334,977	6,170
	Ennis Inc.	349,381	5,939
	Titan International Inc.	564,047	5,832
*	Babcock & Wilcox Enterprises Inc.	610,218	5,699
*	Ply Gem Holdings Inc.	280,293	5,522
*	GP Strategies Corp.	212,839	5,385
*	KeyW Holding Corp.	549,562	5,188
*	InnerWorkings Inc.	515,852	5,138
	Barrett Business Services Inc.	88,975	4,860
*	Mistras Group Inc.	221,126	4,728
*	REV Group Inc.	165,876	4,573
	CRA International Inc.	126,984	4,486
*	YRC Worldwide Inc.	406,360	4,474
	VSE Corp.	107,846	4,400
^,* Sunrun Inc.		784,213	4,235
*	Vicor Corp.	260,525	4,194
*	TRC Cos. Inc.	239,365	4,177
	American Railcar Industries Inc.	96,727	3,975
	Park-Ohio Holdings Corp.	109,826	3,948
	Powell Industries Inc.	114,375	3,939
*	Ducommun Inc.	130,750	3,764
*	NV5 Global Inc.	98,313	3,697
*	Acacia Research Corp.	637,259	3,664
*	Titan Machinery Inc.	237,251	3,639
	Miller Industries Inc.	137,845	3,632
*	Franklin Covey Co.	174,450	3,524
^,* Energous Corp.		222,332	3,468
	CECO Environmental Corp.	327,938	3,447
^,* Plug Power Inc.		2,425,518	3,347
	LSI Industries Inc.	329,218	3,322
^,* Energy Recovery Inc.		391,364	3,256
^,* Aqua Metals Inc.		165,382	3,232
*	Great Lakes Dredge & Dock Corp.	780,435	3,122
*	CAI International Inc.	194,634	3,064
*	Vectrus Inc.	134,424	3,004
*	Sterling Construction Co. Inc.	316,527	2,928
*	Foundation Building Materials Inc.	182,568	2,916
*	Hudson Technologies Inc.	438,595	2,895
	Graham Corp.	125,528	2,887
*	Willdan Group Inc.	88,377	2,851
	Supreme Industries Inc. Class A	140,209	2,841
*	HC2 Holdings Inc.	453,222	2,810
*	Covenant Transportation Group Inc. Class A	149,346	2,808
*	Orion Group Holdings Inc.	362,492	2,708
*	Sparton Corp.	122,219	2,565
	Omega Flex Inc.	53,266	2,546
*	Roadrunner Transportation Systems Inc.	370,408	2,545
*	Heritage-Crystal Clean Inc.	180,325	2,470
*	Layne Christensen Co.	266,396	2,355
*	Commercial Vehicle Group Inc.	345,685	2,340
	DMC Global Inc.	187,379	2,323
^	Celadon Group Inc.	348,646	2,284
*	Twin Disc Inc.	110,585	2,275
^,* Cogint Inc.		482,012	2,241
*	Neff Corp. Class A	114,098	2,219

*	LMI Aerospace Inc.	157,265	2,167
*	Northwest Pipe Co.	137,789	2,165
	Hurco Cos. Inc.	67,868	2,111
*	Hill International Inc.	504,697	2,094
*	Astronics Corp. Class B	64,296	2,045
	FreightCar America Inc.	161,206	2,020
	Allied Motion Technologies Inc.	97,910	1,968
^,* Blue Bird Corp.		113,767	1,951
*	Radiant Logistics Inc.	378,082	1,890
*	ARC Document Solutions Inc.	543,510	1,875
*	IES Holdings Inc.	103,133	1,867
*	Huttig Building Products Inc.	213,208	1,736
*	Lawson Products Inc.	77,209	1,733
*	CDI Corp.	199,837	1,709
*	Gencor Industries Inc.	112,444	1,681
*	TPI Composites Inc.	87,304	1,660
	LB Foster Co. Class A	132,214	1,653
*	Goldfield Corp.	285,494	1,642
*	Willis Lease Finance Corp.	72,556	1,622
*	Ameresco Inc. Class A	245,596	1,609
	Houston Wire & Cable Co.	229,659	1,550
*	Broadwind Energy Inc.	177,139	1,476
	Preformed Line Products Co.	27,933	1,457
	BG Staffing Inc.	99,296	1,421
	Hardinge Inc.	124,158	1,396
^,* ExOne Co.		133,638	1,362
*	Rush Enterprises Inc. Class B	41,969	1,309
	Universal Logistics Holdings Inc.	91,040	1,306
*	Pendrell Corp.	195,769	1,272
*	Manitex International Inc.	183,532	1,230
^,* American Superconductor Corp.		172,696	1,185
*	Performant Financial Corp.	382,636	1,121
*	Xerium Technologies Inc.	159,527	1,021
*	NL Industries Inc.	152,100	981
*	Intersections Inc.	229,275	922
*	CPI Aerostructures Inc.	131,544	888
^,* Genco Shipping & Trading Ltd.		68,999	862
^,* Enphase Energy Inc.		620,939	851
*	USA Truck Inc.	115,713	850
*	Arotech Corp.	280,563	828
	Eastern Co.	37,157	795
^,* Revolution Lighting Technologies Inc.		98,628	738
^,* FuelCell Energy Inc.		463,591	637
^,* Power Solutions International Inc.		61,416	620
*	Volt Information Sciences Inc.	88,706	612
*	Ultralife Corp.	111,665	603
*	Cenveo Inc.	115,437	579
	LS Starrett Co. Class A	53,715	564
*	Key Technology Inc.	39,089	518
*	Orion Energy Systems Inc.	260,056	515
*	Perma-Pipe International Holdings Inc.	62,526	494
	EnviroStar Inc.	25,459	482
*	BlueLinx Holdings Inc.	52,594	479
*	Alpha Pro Tech Ltd.	166,676	458
	Ecology and Environment Inc.	42,341	423
^,* Energy Focus Inc.		123,446	406
*	Astrotech Corp.	304,120	398

*	Innovative Solutions & Support Inc.	128,429	388
*	Taylor Devices Inc.	27,595	379
*	Transcat Inc.	26,809	340
^,* Odyssey Marine Exploration Inc.		84,267	332
^,* Capstone Turbine Corp.		420,632	322
*	Patriot Transportation Holding Inc.	13,987	318
*	Jewett-Cameron Trading Co. Ltd.	23,964	288
*	RCM Technologies Inc.	59,789	285
*	SIFCO Industries Inc.	33,067	271
	Hudson Global Inc.	213,918	270
^,* MagneGas Corp.		581,675	257
^,* EnSync Inc.		409,415	249
	Cemtrex Inc.	69,909	247
*	ARC Group Worldwide Inc.	56,384	237
	Servotronics Inc.	19,902	223
*	Perma-Fix Environmental Services	64,750	204
*	Mastech Digital Inc.	27,309	200
*	General Finance Corp.	37,989	194
^,* Ocean Power Technologies Inc.		78,849	174
*	PAM Transportation Services Inc.	9,712	158
*	Fuel Tech Inc.	154,534	158
*	Rand Logistics Inc.	232,813	149
*	AMREP Corp.	22,245	143
*	Pioneer Power Solutions Inc.	17,581	131
*	Air T Inc.	6,332	127
^,* Real Goods Solar Inc. Class A		91,971	127
	Chicago Rivet & Machine Co.	2,905	118
*	Versar Inc.	68,621	115
*	DLH Holdings Corp.	20,751	112
*	Marathon Patent Group Inc.	106,784	109
^,* Lightbridge Corp.		78,977	105
*	Jason Industries Inc.	66,813	99
*	American Electric Technologies Inc.	43,060	93
*	Industrial Services of America Inc.	50,110	81
^,* Spherix Inc.		52,691	65
*	Pangaea Logistics Solutions Ltd.	16,910	58
^,* Ideal Power Inc.		13,312	43
^,* GEE Group Inc.		6,780	33
*	Continental Materials Corp.	1,122	28
^,* Staffing 360 Solutions Inc.		29,451	23
^,* Digital Power Corp.		26,268	22
*	Art's-Way Manufacturing Co. Inc.	5,943	21
*	Tel-Instrument Electronics Corp.	3,304	17
	Espey Manufacturing & Electronics Corp.	566	13
^,* LiqTech International Inc.		32,928	13
	Acme United Corp.	409	11
	CompX International Inc.	679	10
*	Air Industries Group	1,199	4
*	Micronet Enertec Technologies Inc.	3,100	4
*	WSI Industries Inc.	805	3
*	Quest Resource Holding Corp.	978	2
*	Tecogen Inc.	517	2
*	root9B Holdings Inc.	200	1
*	CTPartners Executive Search Inc.	83,162	—
			7,514,385
Information Technology (16.9%)
*	ServiceNow Inc.	2,045,531	178,923

*	Dell Technologies Inc. Class V	2,768,711	177,419
*	FleetCor Technologies Inc.	1,154,086	174,763
	Maxim Integrated Products Inc.	3,520,057	158,262
*	Palo Alto Networks Inc.	1,140,385	128,499
*	Vantiv Inc. Class A	1,999,495	128,208
*	Workday Inc. Class A	1,517,862	126,408
	Computer Sciences Corp.	1,755,914	121,176
	CDK Global Inc.	1,797,275	116,841
	CDW Corp.	1,994,831	115,122
*	ANSYS Inc.	1,064,976	113,814
^,* Twitter Inc.		7,478,959	111,810
*	Gartner Inc.	1,027,935	111,007
*	Cadence Design Systems Inc.	3,461,027	108,676
*	Splunk Inc.	1,683,155	104,844
*	CommScope Holding Co. Inc.	2,408,217	100,447
	Broadridge Financial Solutions Inc.	1,477,695	100,409
*	Trimble Inc.	3,134,111	100,323
	Leidos Holdings Inc.	1,775,039	90,776
	Jack Henry & Associates Inc.	965,700	89,907
	Cognex Corp.	1,068,120	89,669
	Marvell Technology Group Ltd.	5,513,934	84,143
*	CoStar Group Inc.	404,549	83,831
*	Keysight Technologies Inc.	2,266,264	81,903
*	Arrow Electronics Inc.	1,104,322	81,068
^,* VMware Inc. Class A		876,657	80,775
*	ON Semiconductor Corp.	5,168,322	80,057
	Teradyne Inc.	2,484,503	77,268
	SS&C Technologies Holdings Inc.	2,120,363	75,061
*	PTC Inc.	1,425,642	74,917
*	Take-Two Interactive Software Inc.	1,257,895	74,555
*	Microsemi Corp.	1,433,030	73,844
	Avnet Inc.	1,575,273	72,084
*	Ultimate Software Group Inc.	368,352	71,906
*	Fortinet Inc.	1,850,869	70,981
*	NCR Corp.	1,545,624	70,604
*	Arista Networks Inc.	521,168	68,935
*	IAC/InterActiveCorp	913,381	67,334
	Jabil Circuit Inc.	2,300,991	66,545
	Booz Allen Hamilton Holding Corp. Class A	1,857,453	65,735
*	Tyler Technologies Inc.	417,211	64,484
	LogMeIn Inc.	653,641	63,730
*	Coherent Inc.	305,271	62,776
	Brocade Communications Systems Inc.	5,027,494	62,743
*	ARRIS International plc	2,360,631	62,439
*	Zebra Technologies Corp.	654,901	59,760
*	Cavium Inc.	831,144	59,560
*	IPG Photonics Corp.	467,609	56,440
*	Aspen Technology Inc.	951,655	56,072
	Cypress Semiconductor Corp.	4,051,477	55,748
*	Euronet Worldwide Inc.	647,716	55,393
*	Nuance Communications Inc.	3,199,049	55,376
	Sabre Corp.	2,553,975	54,119
*	Guidewire Software Inc.	913,665	51,467
	j2 Global Inc.	598,584	50,227
	MAXIMUS Inc.	805,723	50,116
	Fair Isaac Corp.	383,290	49,425
*	WEX Inc.	476,610	49,329

*	Cirrus Logic Inc.	798,042	48,433
	DST Systems Inc.	395,296	48,424
	Universal Display Corp.	555,573	47,835
*	Manhattan Associates Inc.	884,791	46,053
	MKS Instruments Inc.	665,976	45,786
	Blackbaud Inc.	589,011	45,159
	Littelfuse Inc.	281,582	45,028
*	CoreLogic Inc.	1,077,697	43,884
	National Instruments Corp.	1,333,278	43,412
*	NetScout Systems Inc.	1,143,302	43,388
	Monolithic Power Systems Inc.	470,709	43,352
^,* Zillow Group Inc.		1,286,170	43,305
*	EPAM Systems Inc.	559,569	42,259
*	Ellie Mae Inc.	419,976	42,111
	Genpact Ltd.	1,698,428	42,053
*	ViaSat Inc.	654,081	41,743
*	Versum Materials Inc.	1,357,926	41,553
	Science Applications International Corp.	556,011	41,367
*	Entegris Inc.	1,756,092	41,093
*	Ciena Corp.	1,737,985	41,034
	SYNNEX Corp.	362,934	40,627
*	Tech Data Corp.	429,550	40,335
*	Proofpoint Inc.	536,387	39,886
*	Integrated Device Technology Inc.	1,661,401	39,325
*	Silicon Laboratories Inc.	518,342	38,124
	Dolby Laboratories Inc. Class A	723,668	37,927
*	Finisar Corp.	1,372,466	37,523
*	Sanmina Corp.	923,472	37,493
*	Lumentum Holdings Inc.	689,937	36,808
	InterDigital Inc.	423,967	36,588
*	First Data Corp. Class A	2,325,938	36,052
	Belden Inc.	515,751	35,685
*	CACI International Inc. Class A	303,622	35,615
*	Conduent Inc.	2,117,958	35,539
*	Tableau Software Inc. Class A	712,349	35,297
*	GrubHub Inc.	1,058,153	34,803
*	Verint Systems Inc.	792,241	34,363
*	Pandora Media Inc.	2,902,248	34,276
*	Advanced Energy Industries Inc.	489,288	33,546
*	Cree Inc.	1,234,294	32,993
*	EchoStar Corp. Class A	578,990	32,973
*	ACI Worldwide Inc.	1,456,912	31,163
*	Viavi Solutions Inc.	2,859,421	30,653
*	Paycom Software Inc.	499,443	28,723
	Diebold Nixdorf Inc.	932,497	28,628
*	Electronics For Imaging Inc.	582,833	28,460
	TiVo Corp.	1,504,364	28,207
*	Anixter International Inc.	354,872	28,141
*	Blackhawk Network Holdings Inc.	689,347	27,987
*	Zynga Inc. Class A	9,691,379	27,620
*	Semtech Corp.	815,607	27,568
*	Acxiom Corp.	965,833	27,497
	Vishay Intertechnology Inc.	1,657,184	27,261
*	CommVault Systems Inc.	523,943	26,616
*	Cardtronics plc Class A	565,732	26,448
^,* First Solar Inc.		968,495	26,246
*	VeriFone Systems Inc.	1,381,237	25,871

*	Zendesk Inc.	922,533	25,868
*	Itron Inc.	418,255	25,388
	Convergys Corp.	1,190,024	25,169
*	Yelp Inc. Class A	750,149	24,567
*	II-VI Inc.	678,203	24,449
*	Plexus Corp.	422,822	24,439
*	WebMD Health Corp.	462,061	24,341
*	Cornerstone OnDemand Inc.	625,005	24,306
	Power Integrations Inc.	368,625	24,237
^,* FireEye Inc.		1,885,322	23,774
	Cabot Microelectronics Corp.	308,824	23,659
*	GoDaddy Inc. Class A	623,483	23,630
*	HubSpot Inc.	384,900	23,306
^,* Stamps.com Inc.		196,667	23,276
*	RealPage Inc.	662,163	23,109
*	Inphi Corp.	466,023	22,751
*	NeuStar Inc. Class A	677,021	22,443
	Plantronics Inc.	410,616	22,218
*	MicroStrategy Inc. Class A	117,686	22,101
*	Synaptics Inc.	439,677	21,768
*	RingCentral Inc. Class A	744,942	21,082
^,* Knowles Corp.		1,106,888	20,976
	Methode Electronics Inc.	459,487	20,953
*	MACOM Technology Solutions Holdings Inc.	432,759	20,902
	Xperi Corp.	613,479	20,828
*	2U Inc.	516,601	20,488
*	NETGEAR Inc.	410,606	20,346
^,* 3D Systems Corp.		1,331,146	19,914
^,* Zillow Group Inc. Class A		588,029	19,881
*	ExlService Holdings Inc.	419,653	19,875
*	Benchmark Electronics Inc.	624,557	19,861
	Pegasystems Inc.	448,825	19,681
*	Fabrinet	460,893	19,371
	Brooks Automation Inc.	864,479	19,364
*	Rogers Corp.	225,363	19,352
*	Infinera Corp.	1,812,904	18,546
*	Amkor Technology Inc.	1,582,421	18,340
	Travelport Worldwide Ltd.	1,540,767	18,135
*	Insight Enterprises Inc.	440,922	18,117
*	Kulicke & Soffa Industries Inc.	887,758	18,039
*	MaxLinear Inc.	642,029	18,009
*	Rambus Inc.	1,368,943	17,988
	Progress Software Corp.	598,310	17,381
*	Envestnet Inc.	535,254	17,289
*	8x8 Inc.	1,132,558	17,272
^	Ebix Inc.	277,439	16,993
*	TTM Technologies Inc.	1,047,554	16,897
*	Callidus Software Inc.	787,986	16,824
*	OSI Systems Inc.	225,264	16,442
^,* Ubiquiti Networks Inc.		317,876	15,976
	NIC Inc.	775,668	15,669
^,* Oclaro Inc.		1,572,902	15,446
	CSG Systems International Inc.	407,709	15,415
*	Ixia	783,360	15,393
*	Veeco Instruments Inc.	509,560	15,210
*	BroadSoft Inc.	376,487	15,135
*	Sykes Enterprises Inc.	502,309	14,768

*	New Relic Inc.	395,648	14,667
*	Imperva Inc.	356,320	14,627
*	Qualys Inc.	365,612	13,857
*	InvenSense Inc.	1,093,410	13,810
*	Gigamon Inc.	381,001	13,545
	Badger Meter Inc.	367,387	13,501
*	Synchronoss Technologies Inc.	530,713	12,949
	ADTRAN Inc.	608,020	12,616
*	SPS Commerce Inc.	212,318	12,418
*	Web.com Group Inc.	635,656	12,268
*	ScanSource Inc.	312,502	12,266
	EVERTEC Inc.	761,494	12,108
*	Q2 Holdings Inc.	340,421	11,864
*	Super Micro Computer Inc.	466,575	11,828
*	Diodes Inc.	490,156	11,788
*	Paylocity Holding Corp.	303,042	11,707
^,* Box Inc.		715,801	11,675
^,* Black Knight Financial Services Inc. Class A		301,876	11,562
	MTS Systems Corp.	209,859	11,553
*	Applied Optoelectronics Inc.	205,055	11,514
*	ePlus Inc.	83,394	11,262
*	Cray Inc.	510,513	11,180
	ManTech International Corp. Class A	315,938	10,941
*	Bottomline Technologies de Inc.	456,569	10,798
*	Novanta Inc.	401,865	10,670
*	Lattice Semiconductor Corp.	1,523,328	10,541
*	Virtusa Corp.	346,085	10,459
	Monotype Imaging Holdings Inc.	519,873	10,449
^,* TrueCar Inc.		668,313	10,339
*	FormFactor Inc.	869,304	10,301
^,* Fitbit Inc. Class A		1,727,916	10,229
*	Extreme Networks Inc.	1,344,400	10,096
^,* Pure Storage Inc. Class A		1,022,737	10,054
^,* Shutterstock Inc.		240,808	9,957
^,* Acacia Communications Inc.		167,141	9,798
*	CEVA Inc.	273,208	9,699
*	Nanometrics Inc.	316,015	9,626
	AVX Corp.	585,214	9,586
*	Rudolph Technologies Inc.	413,187	9,255
*	Nimble Storage Inc.	739,737	9,247
	CTS Corp.	427,290	9,101
*	Photronics Inc.	845,809	9,050
^,* Match Group Inc.		553,376	9,037
*	Ultratech Inc.	299,528	8,872
^,* Unisys Corp.		620,835	8,661
*	Blucora Inc.	486,857	8,423
*	Quotient Technology Inc.	871,672	8,324
*	Barracuda Networks Inc.	355,373	8,213
*	PROS Holdings Inc.	332,074	8,033
*	Five9 Inc.	486,255	8,004
*	GTT Communications Inc.	322,527	7,854
*	Perficient Inc.	446,313	7,748
^,* Gogo Inc.		703,146	7,735
*	CalAmp Corp.	458,797	7,703
^,* Twilio Inc. Class A		266,155	7,684
*	PDF Solutions Inc.	335,339	7,585
	Cass Information Systems Inc.	113,522	7,504

*	FARO Technologies Inc.	209,290	7,482
*	Exar Corp.	554,802	7,218
*	Ultra Clean Holdings Inc.	414,415	6,991
*	Axcelis Technologies Inc.	368,870	6,935
	TeleTech Holdings Inc.	233,553	6,913
*	Actua Corp.	478,435	6,722
*	Varonis Systems Inc.	210,201	6,684
*	MINDBODY Inc. Class A	237,183	6,511
*	Endurance International Group Holdings Inc.	813,875	6,389
	Cohu Inc.	343,454	6,340
*	Kemet Corp.	525,756	6,309
*	Xcerra Corp.	694,094	6,171
*	MoneyGram International Inc.	365,570	6,145
*	Kimball Electronics Inc.	362,118	6,138
	Hackett Group Inc.	310,948	6,060
*	Harmonic Inc.	1,006,675	5,990
	Syntel Inc.	351,041	5,908
*	Silver Spring Networks Inc.	507,829	5,733
*	XO Group Inc.	332,851	5,728
*	Bankrate Inc.	588,827	5,682
^,* SolarEdge Technologies Inc.		363,639	5,673
*	Eastman Kodak Co.	483,287	5,558
	IXYS Corp.	381,561	5,552
*	ShoreTel Inc.	890,833	5,479
	Mesa Laboratories Inc.	43,984	5,397
	NVE Corp.	64,614	5,349
	Forrester Research Inc.	134,082	5,330
*	Square Inc.	305,323	5,276
*	A10 Networks Inc.	567,297	5,191
^,* Hortonworks Inc.		525,301	5,153
*	VASCO Data Security International Inc.	377,128	5,091
*	Alarm.com Holdings Inc.	164,654	5,061
^,* Benefitfocus Inc.		180,782	5,053
	Daktronics Inc.	524,557	4,957
	Park Electrochemical Corp.	268,483	4,795
*	LivePerson Inc.	696,900	4,774
	PC Connection Inc.	160,037	4,768
*	MeetMe Inc.	801,548	4,721
*	Carbonite Inc.	228,633	4,641
*	CommerceHub Inc.	293,339	4,556
	Comtech Telecommunications Corp.	298,870	4,405
^,* SunPower Corp. Class A		721,642	4,402
*	Workiva Inc.	277,938	4,350
*	Bazaarvoice Inc.	1,000,389	4,302
*	Blackline Inc.	140,726	4,188
*	Calix Inc.	576,945	4,183
*	Sonus Networks Inc.	632,302	4,167
^,* Nutanix Inc.		221,445	4,157
*	DSP Group Inc.	339,111	4,069
*	Alpha & Omega Semiconductor Ltd.	233,630	4,016
*	Everi Holdings Inc.	835,180	4,001
*	Trade Desk Inc. Class A	105,824	3,942
*	Digi International Inc.	330,096	3,928
*	Brightcove Inc.	438,220	3,900
*	RetailMeNot Inc.	477,327	3,866
^,* Digimarc Corp.		141,059	3,809
*	ChannelAdvisor Corp.	331,723	3,699

	American Software Inc. Class A	357,131	3,671
*	Control4 Corp.	226,198	3,572
*	Telenav Inc.	408,033	3,529
*	Kopin Corp.	852,987	3,497
*	Zix Corp.	720,079	3,464
*	NeoPhotonics Corp.	382,109	3,443
*	Intevac Inc.	267,261	3,341
	QAD Inc. Class A	117,550	3,274
^,* Impinj Inc.		106,842	3,234
*	ServiceSource International Inc.	827,692	3,211
*	Immersion Corp.	370,158	3,206
^,* Glu Mobile Inc.		1,403,413	3,186
*	Rapid7 Inc.	209,527	3,139
	Bel Fuse Inc. Class B	122,105	3,120
*	Sigma Designs Inc.	497,752	3,111
*	Electro Scientific Industries Inc.	445,457	3,105
	EMCORE Corp.	336,770	3,031
*	Jive Software Inc.	700,055	3,010
*	Quantum Corp.	3,386,350	2,946
*	Model N Inc.	281,420	2,941
^,* Coupa Software Inc.		112,284	2,852
*	Vishay Precision Group Inc.	174,983	2,765
*	AXT Inc.	469,525	2,723
*	Rubicon Project Inc.	460,464	2,712
*	Mitek Systems Inc.	405,194	2,695
*	PCM Inc.	95,290	2,673
*	Liquidity Services Inc.	330,675	2,645
*	Maxwell Technologies Inc.	452,156	2,627
^,* Internap Corp.		704,701	2,621
*	GigPeak Inc.	842,977	2,596
*	MobileIron Inc.	595,035	2,588
*	DHI Group Inc.	649,200	2,564
*	PRGX Global Inc.	397,029	2,541
*	Xactly Corp.	212,957	2,534
*	Appfolio Inc.	92,947	2,528
*	Clearfield Inc.	152,684	2,512
*	Angie's List Inc.	438,082	2,497
*	Care.com Inc.	194,350	2,431
*	TechTarget Inc.	264,856	2,392
*	Upland Software Inc.	147,334	2,341
*	Rosetta Stone Inc.	235,248	2,294
	Reis Inc.	127,372	2,280
^,* Park City Group Inc.		182,730	2,257
*	CyberOptics Corp.	85,120	2,209
*	USA Technologies Inc.	518,039	2,202
*	EnerNOC Inc.	362,735	2,176
*	Limelight Networks Inc.	834,843	2,154
*	Planet Payment Inc.	539,312	2,146
^,* Rocket Fuel Inc.		394,943	2,117
*	QuinStreet Inc.	542,576	2,116
^,* MicroVision Inc.		839,957	2,092
*	Avid Technology Inc.	426,724	1,989
*	Exa Corp.	156,159	1,983
*	Agilysys Inc.	206,622	1,953
*	Everbridge Inc.	92,243	1,894
*	RealNetworks Inc.	382,623	1,852
	Black Box Corp.	201,682	1,805

*	Radisys Corp.	443,791	1,775
	MOCON Inc.	79,538	1,730
*	Instructure Inc.	72,937	1,707
*	Quantenna Communications Inc.	81,202	1,691
^,* Aerohive Networks Inc.		396,326	1,669
*	KVH Industries Inc.	197,190	1,656
*	Autobytel Inc.	124,642	1,562
*	Amber Road Inc.	199,737	1,542
*	Guidance Software Inc.	261,053	1,540
*	GSI Technology Inc.	177,022	1,540
*	Pixelworks Inc.	326,573	1,522
^,* VirnetX Holding Corp.		645,419	1,484
*	NCI Inc. Class A	95,684	1,440
^,* QuickLogic Corp.		788,967	1,404
*	Seachange International Inc.	557,572	1,383
*	Rightside Group Ltd.	139,278	1,382
*	SecureWorks Corp. Class A	143,075	1,359
*	PFSweb Inc.	202,173	1,320
	PC-Tel Inc.	183,131	1,304
*	Information Services Group Inc.	412,634	1,300
*	Leaf Group Ltd.	158,511	1,189
	Systemax Inc.	104,218	1,156
*	Marchex Inc. Class B	424,867	1,156
*	Aware Inc.	244,539	1,149
^,* CUI Global Inc.		239,958	1,137
*	Covisint Corp.	552,843	1,133
*	Key Tronic Corp.	153,965	1,130
*	ModusLink Global Solutions Inc.	626,827	1,128
*	Synacor Inc.	270,482	1,123
	Computer Task Group Inc.	200,446	1,106
	TransAct Technologies Inc.	136,353	1,104
*	CommerceHub Inc. Class A	70,107	1,085
*	Aviat Networks Inc.	73,377	1,079
^,* Apptio Inc. Class A		90,523	1,062
*	Tangoe Inc.	195,792	1,038
^,* Inseego Corp.		490,155	1,024
*	BSQUARE Corp.	188,386	1,017
*	Travelzoo Inc.	105,145	1,015
	AstroNova Inc.	66,574	1,002
	TESSCO Technologies Inc.	63,519	997
*	Frequency Electronics Inc.	90,444	995
^	CPI Card Group Inc.	236,340	993
*	YuMe Inc.	241,686	989
*	Datawatch Corp.	115,855	973
*	CardConnect Corp.	73,269	967
*	Asure Software Inc.	93,375	960
*	iPass Inc.	790,495	925
*	ID Systems Inc.	139,003	880
*	Napco Security Technologies Inc.	86,207	879
^,* Neonode Inc.		545,082	872
*	Data I/O Corp.	169,765	847
*	Amtech Systems Inc.	152,838	841
*	PAR Technology Corp.	116,189	833
*	Identiv Inc.	111,717	789
^,* Airgain Inc.		51,934	787
*	Mattersight Corp.	214,997	752
*	comScore Inc.	34,688	749

^,* CVD Equipment Corp.		68,981	719
^,* LightPath Technologies Inc. Class A		257,445	705
	Richardson Electronics Ltd.	115,683	696
*	Perceptron Inc.	83,135	693
*	GSE Systems Inc.	200,594	682
*	StarTek Inc.	77,086	670
*	Support.com Inc.	302,891	665
	CSP Inc.	63,690	657
*	Iteris Inc.	120,367	655
	Evolving Systems Inc.	134,286	651
^,* SITO Mobile Ltd.		250,494	644
^,* Snap Inc.		28,492	642
*	Tremor Video Inc.	315,598	631
*	Lantronix Inc.	162,597	631
*	Numerex Corp. Class A	127,971	610
^,* Digital Turbine Inc.		622,319	585
^,* ClearSign Combustion Corp.		147,355	575
^,* Uni-Pixel Inc.		675,245	574
*	Innodata Inc.	244,930	539
^,* Netlist Inc.		543,895	538
*	Ichor Holdings Ltd.	27,075	537
^,* FORM Holdings Corp.		245,700	533
*	Marin Software Inc.	276,700	498
*	Edgewater Technology Inc.	65,404	487
^,* Onvia Inc.		108,561	472
	LRAD Corp.	298,088	450
^	PolarityTE Inc.	32,872	449
	GlobalSCAPE Inc.	111,566	437
*	NetSol Technologies Inc.	84,423	431
	ClearOne Inc.	42,405	420
	Communications Systems Inc.	95,107	418
^,* ParkerVision Inc.		203,996	406
^,* Ciber Inc.		965,464	386
*	ALJ Regional Holdings Inc.	102,480	381
*	IEC Electronics Corp.	98,878	380
	Concurrent Computer Corp.	75,123	365
^,* Sunworks Inc.		239,690	364
*	Inuvo Inc.	280,910	362
*	DASAN Zhone Solutions Inc.	56,881	353
*	Wireless Telecom Group Inc.	233,098	345
^,* Research Frontiers Inc.		243,678	341
*	Optical Cable Corp.	111,356	340
	QAD Inc. Class B	14,091	338
*	WidePoint Corp.	750,211	338
^,* Applied DNA Sciences Inc.		194,035	320
*	Luna Innovations Inc.	184,086	318
^,* Digital Ally Inc.		74,102	315
^,* Aehr Test Systems		63,386	305
*	Westell Technologies Inc. Class A	432,910	303
^,* Resonant Inc.		51,705	279
*	Zedge Inc. Class B	88,819	273
*	Advanced Micro Devices Inc.	17,295	252
*	Qumu Corp.	88,061	245
*	eMagin Corp.	103,760	244
*	LGL Group Inc.	48,029	243
	Network-1 Technologies Inc.	47,915	232
*	Rubicon Technology Inc.	268,819	224

*	eGain Corp.	141,680	205
^,* xG Technology Inc.		124,639	202
*	Echelon Corp.	32,507	196
*	FalconStor Software Inc.	492,052	196
*	GlassBridge Enterprises Inc.	38,293	185
*	BroadVision Inc.	37,841	184
^,* Spark Networks Inc.		172,667	178
*	MuleSoft Inc. Class A	6,942	169
	RELM Wireless Corp.	33,447	167
*	ARI Network Services Inc.	31,731	165
^,* Professional Diversity Network Inc.		16,061	154
*	MRV Communications Inc.	14,587	154
^,* MoSys Inc.		72,420	151
*	Sonic Foundry Inc.	29,857	149
*	Everspin Technologies Inc.	17,535	147
^,* Remark Media Inc.		46,751	138
^,* Document Security Systems Inc.		114,610	138
^,* Intellicheck Mobilisa Inc.		51,942	136
*	Image Sensing Systems Inc.	44,960	130
*	TSR Inc.	23,619	130
	Bel Fuse Inc. Class A	5,719	127
*	MaxPoint Interactive Inc.	19,815	126
^,* Net Element Inc.		134,264	125
^,* Superconductor Technologies Inc. Class A		88,797	113
*	Intermolecular Inc.	117,829	110
*	Infosonics Corp.	188,332	102
*	Alteryx Inc. Class A	6,172	96
*	Adesto Technologies Corp.	22,942	95
*	Sevcon Inc.	6,044	90
*	Determine Inc.	26,243	90
*	inTEST Corp.	13,807	87
	Wayside Technology Group Inc.	3,844	72
^,* Helios & Matheson Analytics Inc.		22,745	64
^,* Inpixon		19,382	60
^,* Crossroads Systems Inc.		19,910	55
^,* NXT-ID Inc.		27,831	51
*	Synopsys Inc.	688	50
*	Smith Micro Software Inc.	51,722	48
^,* Bridgeline Digital Inc.		55,735	46
^,* Atomera Inc.		6,425	45
^,* Dataram Corp.		37,686	43
^,* Monster Digital Inc.		35,403	42
^,* Inventergy Global Inc.		115,699	36
*	Finjan Holdings Inc.	18,418	32
	RF Industries Ltd.	20,988	31
*	Qualstar Corp.	5,819	31
*	RMG Networks Holding Corp.	34,785	27
*	Schmitt Industries Inc.	13,971	22
^,* Copsync Inc.		73,920	22
*	Giga-tronics Inc.	25,845	21
^,* Technical Communications Corp.		7,931	20
*	ADDvantage Technologies Group Inc.	10,200	19
*	Majesco	3,574	18
*	Xplore Technologies Corp.	8,900	18
^,* FunctionX Inc.		28,429	16
*	SigmaTron International Inc.	2,686	13
^,* Cartesian Inc.		12,581	10

^,* Payment Data Systems Inc.		7,800	10
*	IntriCon Corp.	1,104	10
*	Nortech Systems Inc.	2,300	8
*	Vicon Industries Inc.	16,602	6
*	Socket Mobile Inc.	1,390	6
*	WPCS International Inc.	2,914	4
*	MAM Software Group Inc.	200	1
*	ITUS Corp.	301	1
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
			9,372,195
Materials (5.8%)
	Celanese Corp. Class A	1,751,908	157,409
	Packaging Corp. of America	1,181,427	108,242
	Steel Dynamics Inc.	3,018,214	104,913
	Valspar Corp.	904,695	100,367
	Ashland Global Holdings Inc.	774,745	95,921
*	Crown Holdings Inc.	1,727,069	91,448
	RPM International Inc.	1,656,946	91,182
	Chemours Co.	2,279,404	87,757
*	Axalta Coating Systems Ltd.	2,686,231	86,497
*	Berry Plastics Group Inc.	1,584,228	76,946
	United States Steel Corp.	2,162,035	73,098
	Reliance Steel & Aluminum Co.	901,169	72,112
	Olin Corp.	2,056,647	67,602
	Sonoco Products Co.	1,228,163	64,994
*	Alcoa Corp.	1,828,680	62,907
	Huntsman Corp.	2,454,463	60,233
	AptarGroup Inc.	776,751	59,802
	WR Grace & Co.	846,930	59,039
	Eagle Materials Inc.	594,696	57,769
	Royal Gold Inc.	818,874	57,362
	Bemis Co. Inc.	1,164,468	56,896
	NewMarket Corp.	116,588	52,841
	Scotts Miracle-Gro Co.	552,719	51,618
	Graphic Packaging Holding Co.	3,913,443	50,366
	Cabot Corp.	773,014	46,311
	Sensient Technologies Corp.	562,576	44,590
*	Louisiana-Pacific Corp.	1,790,546	44,441
*	Owens-Illinois Inc.	2,023,683	41,243
	Trinseo SA	549,711	36,886
	PolyOne Corp.	1,040,097	35,457
*	Platform Specialty Products Corp.	2,629,857	34,241
	Minerals Technologies Inc.	438,626	33,599
	Balchem Corp.	396,320	32,665
	HB Fuller Co.	627,592	32,359
*	Ingevity Corp.	527,170	32,078
*	Summit Materials Inc. Class A	1,287,566	31,816
	Westlake Chemical Corp.	463,251	30,598
*	GCP Applied Technologies Inc.	884,014	28,863
	Compass Minerals International Inc.	421,467	28,597
	Domtar Corp.	770,739	28,147
*	AK Steel Holding Corp.	3,898,595	28,031
	Silgan Holdings Inc.	470,306	27,917
	Commercial Metals Co.	1,429,232	27,341
*	Cliffs Natural Resources Inc.	3,250,786	26,689
*	Chemtura Corp.	786,383	26,265
	Hecla Mining Co.	4,960,099	26,239

*	Stillwater Mining Co.	1,511,027	26,095
	KapStone Paper and Packaging Corp.	1,089,691	25,172
	Worthington Industries Inc.	547,072	24,667
^	Allegheny Technologies Inc.	1,349,956	24,245
	Greif Inc. Class A	424,069	23,362
	Quaker Chemical Corp.	164,986	21,722
	Carpenter Technology Corp.	580,671	21,659
*	Headwaters Inc.	914,521	21,473
	Stepan Co.	245,923	19,381
	Innospec Inc.	296,211	19,180
*	Coeur Mining Inc.	2,354,119	19,021
	Kaiser Aluminum Corp.	223,025	17,820
	Schweitzer-Mauduit International Inc.	384,875	15,942
*	Ferro Corp.	1,036,834	15,750
	Neenah Paper Inc.	207,243	15,481
	Tronox Ltd. Class A	810,549	14,955
	Innophos Holdings Inc.	244,545	13,198
*	Boise Cascade Co.	480,845	12,839
	PH Glatfelter Co.	549,490	11,946
*	Kraton Corp.	385,502	11,920
*	Clearwater Paper Corp.	208,082	11,653
	A Schulman Inc.	366,002	11,511
^,* US Concrete Inc.		177,403	11,451
*	Koppers Holdings Inc.	259,909	11,007
*	AdvanSix Inc.	381,243	10,416
	Deltic Timber Corp.	132,654	10,363
^	Valvoline Inc.	391,684	9,616
	Calgon Carbon Corp.	650,003	9,490
*	TimkenSteel Corp.	480,108	9,079
	Materion Corp.	261,590	8,776
^	McEwen Mining Inc.	2,832,479	8,611
^,* Flotek Industries Inc.		672,471	8,601
	Chase Corp.	88,033	8,398
*	Century Aluminum Co.	616,115	7,818
	Rayonier Advanced Materials Inc.	537,807	7,233
*	SunCoke Energy Inc.	806,224	7,224
	Schnitzer Steel Industries Inc.	337,159	6,962
	Hawkins Inc.	131,686	6,453
	Mercer International Inc.	550,829	6,445
*	Resolute Forest Products Inc.	1,146,878	6,250
	Haynes International Inc.	156,743	5,975
	Tredegar Corp.	320,306	5,621
	American Vanguard Corp.	332,760	5,524
*	OMNOVA Solutions Inc.	539,491	5,341
*	Forterra Inc.	238,708	4,655
	Kronos Worldwide Inc.	276,472	4,542
	Myers Industries Inc.	281,854	4,467
	KMG Chemicals Inc.	93,421	4,304
	FutureFuel Corp.	290,751	4,123
^	Gold Resource Corp.	728,467	3,293
*	Advanced Emissions Solutions Inc.	270,185	2,578
*	Ryerson Holding Corp.	195,821	2,467
^,* LSB Industries Inc.		254,012	2,383
*	Verso Corp.	377,847	2,267
	Olympic Steel Inc.	116,873	2,169
	United States Lime & Minerals Inc.	26,283	2,076
*	Codexis Inc.	402,618	1,933

*	Trecora Resources	173,048	1,921
	Ampco-Pittsburgh Corp.	135,112	1,898
*	UFP Technologies Inc.	71,036	1,840
*	Core Molding Technologies Inc.	96,430	1,719
*	Handy & Harman Ltd.	60,722	1,652
^,* Intrepid Potash Inc.		942,545	1,621
^,* AgroFresh Solutions Inc.		357,637	1,563
*	Universal Stainless & Alloy Products Inc.	87,402	1,486
*	Synalloy Corp.	90,893	1,113
*	Real Industry Inc.	339,125	966
^,* TerraVia Holdings Inc.		1,087,822	788
*	Senomyx Inc.	677,809	671
^,* Pershing Gold Corp.		233,950	664
^	Tecnoglass Inc.	59,241	643
^,* BioAmber Inc.		267,018	619
*	General Moly Inc.	867,581	434
^,* Golden Minerals Co.		680,647	430
*	Solitario Exploration & Royalty Corp.	381,460	313
*	TOR Minerals International Inc.	42,930	298
^,* Marrone Bio Innovations Inc.		142,138	277
*	Ramaco Resources Inc.	17,798	172
^,* Rentech Inc.		317,560	159
*	Paramount Gold Nevada Corp.	79,697	135
*	US Antimony Corp.	181,971	90
*	Comstock Mining Inc.	392,455	88
	Friedman Industries Inc.	9,194	59
*	Northern Technologies International Corp.	700	12
*	Yield10 Bioscience Inc.	8,216	3
			3,210,231
Other (0.0%)2
*	Dyax Corp CVR Exp. 12/31/2019	1,549,121	1,720
*	Tobira Therapeutics Inc. CVR	87,896	1,208
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	372
*	Media General Inc. CVR	1,202,098	357
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2017	912,063	100
*	Ambit Biosciences Corp. CVR Rights	22,388	13
*	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*	Bagger Dave's Burger Tavern Inc.	10,100	1
*	Seventy Seven Energy Inc. Escrow Line	3,457	—
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
^,* Biosante Pharmaceutical Inc. CVR		44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2023	172	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2021	192	—
			4,087
Real Estate (9.3%)
*	SBA Communications Corp. Class A	1,508,755	181,609
	Duke Realty Corp.	4,419,922	116,111
	VEREIT Inc.	12,157,740	103,219
	Colony NorthStar Inc. Class A	6,913,518	89,254
	Camden Property Trust	1,092,616	87,912
	Kilroy Realty Corp.	1,216,224	87,665

WP Carey Inc.	1,329,298	82,709
Omega Healthcare Investors Inc.	2,445,745	80,685
National Retail Properties Inc.	1,849,479	80,674
American Campus Communities Inc.	1,667,056	79,335
Equity LifeStyle Properties Inc.	1,021,159	78,691
Lamar Advertising Co. Class A	1,028,828	76,895
Gaming and Leisure Properties Inc.	2,209,917	73,855
Liberty Property Trust	1,829,124	70,513
Douglas Emmett Inc.	1,816,856	69,767
Brixmor Property Group Inc.	3,238,443	69,497
Sun Communities Inc.	842,167	67,651
Hudson Pacific Properties Inc.	1,920,828	66,537
Hospitality Properties Trust	2,040,438	64,335
American Homes 4 Rent Class A	2,767,818	63,549
Jones Lang LaSalle Inc.	558,551	62,251
Highwoods Properties Inc.	1,266,860	62,241
Spirit Realty Capital Inc.	6,019,706	60,980
Senior Housing Properties Trust	2,966,866	60,079
Forest City Realty Trust Inc. Class A	2,729,787	59,455
EPR Properties	803,183	59,138
CubeSmart	2,248,919	58,382
Healthcare Trust of America Inc. Class A	1,775,582	55,860
DCT Industrial Trust Inc.	1,154,351	55,547
* Howard Hughes Corp.	450,102	52,774
Realogy Holdings Corp.	1,766,809	52,633
Medical Properties Trust Inc.	3,948,632	50,898
Taubman Centers Inc.	747,684	49,362
STORE Capital Corp.	2,054,446	49,060
Weingarten Realty Investors	1,464,427	48,897
* Equity Commonwealth	1,566,198	48,897
DDR Corp.	3,812,099	47,766
Life Storage Inc.	581,336	47,739
Healthcare Realty Trust Inc.	1,465,067	47,615
DuPont Fabros Technology Inc.	957,321	47,474
CyrusOne Inc.	919,737	47,339
GEO Group Inc.	1,015,982	47,111
Gramercy Property Trust	1,753,740	46,123
CoreCivic Inc.	1,465,848	46,057
Outfront Media Inc.	1,721,682	45,711
Uniti Group Inc.	1,751,659	45,280
Rayonier Inc.	1,538,615	43,604
Cousins Properties Inc.	5,138,597	42,496
Retail Properties of America Inc.	2,926,114	42,195
Sunstone Hotel Investors Inc.	2,701,710	41,417
Corporate Office Properties Trust	1,248,779	41,335
LaSalle Hotel Properties	1,390,660	40,260
Colony Starwood Homes	1,182,743	40,154
Ryman Hospitality Properties Inc.	634,168	39,211
Piedmont Office Realty Trust Inc. Class A	1,830,237	39,130
Tanger Factory Outlet Centers Inc.	1,193,170	39,100
First Industrial Realty Trust Inc.	1,456,707	38,792
CoreSite Realty Corp.	419,918	37,814
Education Realty Trust Inc.	922,193	37,672
Physicians Realty Trust	1,870,636	37,170
Apple Hospitality REIT Inc.	1,929,503	36,853
Park Hotels & Resorts Inc.	1,419,190	36,431
National Health Investors Inc.	498,415	36,200

Brandywine Realty Trust	2,210,432	35,875
RLJ Lodging Trust	1,522,025	35,783
Paramount Group Inc.	2,190,937	35,515
Columbia Property Trust Inc.	1,538,661	34,235
Empire State Realty Trust Inc.	1,536,984	31,723
Acadia Realty Trust	1,048,147	31,507
Urban Edge Properties	1,150,908	30,269
EastGroup Properties Inc.	411,039	30,224
Mack-Cali Realty Corp.	1,117,962	30,118
QTS Realty Trust Inc. Class A	588,828	28,705
Washington REIT	916,960	28,683
PS Business Parks Inc.	249,612	28,645
Retail Opportunity Investments Corp.	1,359,986	28,600
Care Capital Properties Inc.	1,051,315	28,249
DiamondRock Hospitality Co.	2,435,714	27,158
Lexington Realty Trust	2,654,746	26,494
^ Pebblebrook Hotel Trust	882,934	25,790
Kennedy-Wilson Holdings Inc.	1,158,742	25,724
Alexander & Baldwin Inc.	575,964	25,642
STAG Industrial Inc.	1,018,833	25,491
LTC Properties Inc.	499,429	23,923
Potlatch Corp.	506,609	23,152
Sabra Health Care REIT Inc.	809,116	22,599
Xenia Hotels & Resorts Inc.	1,318,111	22,500
Kite Realty Group Trust	1,038,451	22,327
* Quality Care Properties Inc.	1,168,895	22,045
American Assets Trust Inc.	506,608	21,196
Select Income REIT	821,198	21,179
* Invitation Homes Inc.	967,574	21,122
Monogram Residential Trust Inc.	2,102,143	20,958
CBL & Associates Properties Inc.	2,103,715	20,069
Washington Prime Group Inc.	2,270,807	19,733
Alexander's Inc.	44,892	19,387
Rexford Industrial Realty Inc.	834,682	18,797
Summit Hotel Properties Inc.	1,161,112	18,555
Government Properties Income Trust	875,064	18,315
Four Corners Property Trust Inc.	776,469	17,727
Chesapeake Lodging Trust	734,352	17,595
Global Net Lease Inc.	705,452	16,987
Franklin Street Properties Corp.	1,357,096	16,475
Terreno Realty Corp.	587,170	16,441
Agree Realty Corp.	340,504	16,331
* St. Joe Co.	930,743	15,869
Ramco-Gershenson Properties Trust	973,628	13,650
CareTrust REIT Inc.	795,174	13,375
RE/MAX Holdings Inc. Class A	222,100	13,204
Monmouth Real Estate Investment Corp.	918,985	13,114
Pennsylvania REIT	865,835	13,109
National Storage Affiliates Trust	530,303	12,674
HFF Inc. Class A	438,054	12,121
FelCor Lodging Trust Inc.	1,596,853	11,992
* iStar Inc.	913,299	10,777
Parkway Inc.	536,929	10,680
Universal Health Realty Income Trust	165,464	10,672
Tier REIT Inc.	601,800	10,447
New Senior Investment Group Inc.	1,016,671	10,370
Silver Bay Realty Trust Corp.	460,812	9,894

	Saul Centers Inc.	157,797	9,723
	Getty Realty Corp.	376,515	9,515
	Hersha Hospitality Trust Class A	494,857	9,298
^	Investors Real Estate Trust	1,563,248	9,270
	Chatham Lodging Trust	469,049	9,264
	InfraREIT Inc.	469,357	8,448
	NorthStar Realty Europe Corp.	722,740	8,377
	First Potomac Realty Trust	750,195	7,712
	Urstadt Biddle Properties Inc. Class A	362,545	7,454
^	Seritage Growth Properties Class A	164,341	7,091
	Independence Realty Trust Inc.	734,882	6,886
	Easterly Government Properties Inc.	333,952	6,609
	Armada Hoffler Properties Inc.	460,401	6,395
	Gladstone Commercial Corp.	308,384	6,374
	Ashford Hospitality Trust Inc.	990,456	6,309
	CatchMark Timber Trust Inc. Class A	530,875	6,116
^,* Altisource Portfolio Solutions SA		150,560	5,541
	NexPoint Residential Trust Inc.	226,303	5,467
	Cedar Realty Trust Inc.	1,071,827	5,381
	Whitestone REIT	386,883	5,354
	UMH Properties Inc.	343,531	5,225
*	Forestar Group Inc.	380,057	5,188
	One Liberty Properties Inc.	212,355	4,961
	CorEnergy Infrastructure Trust Inc.	145,312	4,909
	Preferred Apartment Communities Inc. Class A	361,687	4,778
*	Marcus & Millichap Inc.	191,397	4,705
*	Tejon Ranch Co.	211,428	4,628
	RMR Group Inc. Class A	92,721	4,590
^	Farmland Partners Inc.	379,340	4,237
	Community Healthcare Trust Inc.	175,953	4,205
	Ashford Hospitality Prime Inc.	392,278	4,162
	City Office REIT Inc.	332,847	4,044
	Consolidated-Tomoka Land Co.	70,649	3,783
	Bluerock Residential Growth REIT Inc. Class A	294,574	3,626
	MedEquities Realty Trust Inc.	300,992	3,374
	RAIT Financial Trust	998,329	3,195
	Jernigan Capital Inc.	102,577	2,363
*	FRP Holdings Inc.	55,395	2,216
	Stratus Properties Inc.	73,157	2,004
^	Wheeler REIT Inc.	971,616	1,681
*	Maui Land & Pineapple Co. Inc.	106,522	1,252
*	Trinity Place Holdings Inc.	157,006	1,148
	Sotherly Hotels Inc.	162,825	1,042
	Gladstone Land Corp.	73,487	816
	Urstadt Biddle Properties Inc.	38,700	665
*	BRT Apartments Corp.	44,049	369
	Alexandria Real Estate Equities Inc.	2,015	223
	Griffin Industrial Realty Inc.	5,462	169
*	InterGroup Corp.	6,400	161
	Condor Hospitality Trust Inc.	9,779	104
	Global Self Storage Inc.	4,745	23
*	Clipper Realty Inc.	1,529	20
*	Transcontinental Realty Investors Inc.	400	7
	CKX Lands Inc.	399	5
	Forest City Realty Trust Inc. Class B	100	3
*	Power REIT	200	1
			5,159,223

Telecommunication Services (1.0%)
*	T-Mobile US Inc.	3,583,995	231,490
^,* Sprint Corp.		7,882,973	68,424
*	Zayo Group Holdings Inc.	1,210,303	39,819
	Frontier Communications Corp.	14,420,483	30,860
	Telephone & Data Systems Inc.	1,158,600	30,714
	Cogent Communications Holdings Inc.	513,478	22,105
	Shenandoah Telecommunications Co.	573,540	16,088
*	Vonage Holdings Corp.	2,403,985	15,193
	Consolidated Communications Holdings Inc.	628,467	14,719
	Windstream Holdings Inc.	2,264,705	12,343
	ATN International Inc.	140,724	9,910
^,* Iridium Communications Inc.		991,023	9,563
*	Cincinnati Bell Inc.	528,050	9,346
*	General Communication Inc. Class A	373,170	7,762
*	ORBCOMM Inc.	796,099	7,603
*	United States Cellular Corp.	176,684	6,596
^,* Globalstar Inc.		4,061,604	6,499
*	Boingo Wireless Inc.	478,203	6,212
*	Lumos Networks Corp.	299,491	5,301
	Spok Holdings Inc.	269,914	5,128
*	FairPoint Communications Inc.	268,845	4,463
^,* Straight Path Communications Inc. Class B		103,718	3,731
^,* pdvWireless Inc.		132,628	2,898
	IDT Corp. Class B	222,566	2,831
*	Hawaiian Telcom Holdco Inc.	114,637	2,626
*	NII Holdings Inc.	1,284,100	1,669
*	Alaska Communications Systems Group Inc.	658,736	1,219
*	Ooma Inc.	92,289	918
*	Pareteum Corp.	42,482	37
^,* One Horizon Group Inc.		84,018	24
*	Fusion Telecommunications International Inc.	2,852	4
			576,095
Utilities (3.1%)
	UGI Corp.	2,157,694	106,590
	Atmos Energy Corp.	1,308,372	103,348
	Westar Energy Inc. Class A	1,760,886	95,563
	OGE Energy Corp.	2,471,295	86,446
	Great Plains Energy Inc.	2,648,728	77,396
	Aqua America Inc.	2,209,310	71,029
	MDU Resources Group Inc.	2,424,930	66,370
	National Fuel Gas Co.	1,058,004	63,078
	Vectren Corp.	1,024,846	60,066
	IDACORP Inc.	640,736	53,156
	WGL Holdings Inc.	636,110	52,498
	Southwest Gas Holdings Inc.	592,896	49,157
	Portland General Electric Co.	1,105,508	49,107
*	Calpine Corp.	4,440,588	49,069
	Hawaiian Electric Industries Inc.	1,350,592	44,988
	ONE Gas Inc.	662,986	44,818
	Black Hills Corp.	668,472	44,433
	New Jersey Resources Corp.	1,075,790	42,601
	ALLETE Inc.	618,039	41,847
	Spire Inc.	575,209	38,827
	PNM Resources Inc.	1,007,881	37,292
	South Jersey Industries Inc.	992,164	35,371
	NorthWestern Corp.	579,995	34,046

	Avista Corp.			801,974	31,317
	Avangrid Inc.			705,742	30,163
	MGE Energy Inc.			436,943	28,401
	El Paso Electric Co.			517,466	26,132
	Ormat Technologies Inc.			444,342	25,363
	Northwest Natural Gas Co.			366,963	21,688
	California Water Service Group			599,691	21,499
	American States Water Co.			461,924	20,463
	Otter Tail Corp.			501,052	18,990
	Pattern Energy Group Inc. Class A			832,324	16,755
	Chesapeake Utilities Corp.			211,333	14,624
	NRG Yield Inc.			791,601	14,011
*	Dynegy Inc.			1,629,031	12,804
*	TerraForm Power Inc. Class A			898,872	11,119
	SJW Group			197,883	9,542
	Unitil Corp.			189,082	8,514
	Connecticut Water Service Inc.			150,419	7,995
	Middlesex Water Co.			209,569	7,744
	NRG Yield Inc. Class A			420,425	7,311
	York Water Co.			161,496	5,660
*	Cadiz Inc.			250,842	3,775
	Artesian Resources Corp. Class A			103,063	3,356
*	TerraForm Global Inc. Class A			573,359	2,752
	Delta Natural Gas Co. Inc.			83,477	2,534
^,* AquaVenture Holdings Ltd.				142,677	2,436
^	Spark Energy Inc. Class A			72,846	2,327
	Genie Energy Ltd. Class B			208,621	1,510
	Gas Natural Inc.			86,765	1,102
*	Pure Cycle Corp.			190,254	1,056
^,* Vivint Solar Inc.				297,103	832
	RGC Resources Inc.			25,702	566
*	US Geothermal Inc.			131,843	539
*	American DG Energy Inc.			65,246	20
					1,709,996
Total Common Stocks (Cost $43,706,171)					55,212,890
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
	Capital Goods (0.0%)
	Mueller Industries Inc. (Cost $3,467)	6.000%	3/1/27	3,515	3,489

				Shares
Temporary Cash Investments (2.7%)1
Money Market Fund (2.7%)
3,4 Vanguard Market Liquidity Fund		0.965%		14,803,541	1,480,650

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.601%	4/27/17	100	100
5	United States Treasury Bill	0.564%	5/4/17	1,000	999
	United States Treasury Bill	0.623%	5/18/17	2,740	2,738
5	United States Treasury Bill	0.607%-0.608%	5/25/17	7,000	6,993

5 United States Treasury Bill	0.521%-0.621%	6/1/17	3,500	3,496
5 United States Treasury Bill	0.729%	6/15/17	3,200	3,195
				17,521
Total Temporary Cash Investments (Cost $1,497,976)				1,498,171
Total Investments (102.2%) (Cost $45,207,614)				56,714,550
Other Asset and Liabilities-Net (-2.2%)4,6				(1,221,373)
Net Assets (100%)				55,493,177

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,127,202,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,214,947,000 of collateral received for securities on loan.
5 Securities with a value of $11,487,000 have been segregated as initial margin for open futures contracts.
6 Cash of $520,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	55,206,322	372	6,196
Corporate Bonds	—	3,489	—
Temporary Cash Investments	1,480,650	17,521	—

Extended Market Index Fund

Futures Contracts—Assets[1]	300	—	—
Futures Contracts—Liabilities[1]	(66)	—	—
Swap Contracts—Liabilities	—	(831)	—
Total	56,687,206	20,551	6,196
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	1,870	129,441	2,091
E-mini S&P Mid-Cap 400 Index	June 2017	515	88,487	658
E-mini S&P 500 Index	June 2017	245	28,900	(92)
				(2,657)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to

Extended Market Index Fund

the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2017, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/17	GSCM	6,446	(1.254%)	(831)
GSCM—Goldman Sachs Capital Management.

E. At March 31, 2017, the cost of investment securities for tax purposes was $45,212,151,000. Net unrealized appreciation of investment securities for tax purposes was $11,502,399,000, consisting of unrealized gains of $15,309,989,000 on securities that had risen in value since their purchase and $3,807,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.6%)
	Dow Chemical Co.	27,029,533	1,717,457
	EI du Pont de Nemours & Co.	19,261,367	1,547,266
	Praxair Inc.	6,358,727	754,145
	Ecolab Inc.	5,850,520	733,304
	Air Products & Chemicals Inc.	4,847,371	655,801
	LyondellBasell Industries NV Class A	7,173,476	654,149
	PPG Industries Inc.	5,727,224	601,817
	International Paper Co.	9,160,581	465,174
	Nucor Corp.	7,089,737	423,399
	Newmont Mining Corp.	11,835,868	390,110
*	Freeport-McMoRan Inc.	28,858,396	385,548
	Celanese Corp. Class A	3,138,841	282,025
	Albemarle Corp.	2,504,731	264,600
	Arconic Inc.	9,765,456	257,222
	Eastman Chemical Co.	3,102,895	250,714
	Mosaic Co.	7,799,236	227,582
	International Flavors & Fragrances Inc.	1,593,208	211,148
	FMC Corp.	2,979,220	207,324
	Steel Dynamics Inc.	5,156,492	179,240
	Ashland Global Holdings Inc.	1,387,014	171,726
	RPM International Inc.	2,973,919	163,655
	Avery Dennison Corp.	1,965,443	158,415
	Chemours Co.	4,075,470	156,906
*	Axalta Coating Systems Ltd.	4,817,996	155,140
	CF Industries Holdings Inc.	5,188,278	152,276
	United States Steel Corp.	3,833,425	129,608
*	Alcoa Corp.	3,661,584	125,959
	Reliance Steel & Aluminum Co.	1,535,645	122,882
	Olin Corp.	3,675,698	120,820
	Huntsman Corp.	4,496,202	110,337
	WR Grace & Co.	1,561,744	108,869
	Royal Gold Inc.	1,457,825	102,121
	NewMarket Corp.	212,169	96,161
	Scotts Miracle-Gro Co.	1,001,412	93,522
	US Silica Holdings Inc.	1,797,468	86,261
	Sensient Technologies Corp.	993,757	78,765
	Cabot Corp.	1,245,322	74,607
*	Versum Materials Inc.	2,423,526	74,160
*	Univar Inc.	2,149,427	65,901
	PolyOne Corp.	1,866,289	63,622
*	CONSOL Energy Inc.	3,572,888	59,953
	Minerals Technologies Inc.	781,605	59,871
	Balchem Corp.	705,889	58,179
	HB Fuller Co.	1,123,096	57,907
	Westlake Chemical Corp.	864,243	57,083
*	Ingevity Corp.	936,866	57,008
*	Platform Specialty Products Corp.	4,342,365	56,538
*	GCP Applied Technologies Inc.	1,580,394	51,600
^	Compass Minerals International Inc.	751,088	50,961

	Domtar Corp.	1,394,123	50,913
*	AK Steel Holding Corp.	6,987,498	50,240
*	Cliffs Natural Resources Inc.	6,087,238	49,976
	Commercial Metals Co.	2,564,804	49,065
*	Chemtura Corp.	1,409,702	47,084
	Hecla Mining Co.	8,870,566	46,925
*	Stillwater Mining Co.	2,699,442	46,619
	Worthington Industries Inc.	1,006,822	45,398
	KapStone Paper and Packaging Corp.	1,921,794	44,393
^	Allegheny Technologies Inc.	2,418,499	43,436
*	Cambrex Corp.	718,554	39,556
	Carpenter Technology Corp.	1,052,906	39,273
	Quaker Chemical Corp.	277,579	36,546
	Stepan Co.	449,530	35,427
	Innospec Inc.	506,043	32,766
*	Coeur Mining Inc.	4,039,225	32,637
*,^ Arch Coal Inc. Class A		464,134	31,997
	Kaiser Aluminum Corp.	370,814	29,628
*	Ferro Corp.	1,844,891	28,024
	Neenah Paper Inc.	366,718	27,394
*,^ Fairmount Santrol Holdings Inc.		3,438,394	25,203
	Tronox Ltd. Class A	1,363,977	25,165
	Innophos Holdings Inc.	410,121	22,134
*	Kraton Corp.	693,902	21,455
	PH Glatfelter Co.	971,694	21,125
*	Clearwater Paper Corp.	372,640	20,868
	A Schulman Inc.	618,662	19,457
	Deltic Timber Corp.	243,500	19,022
*	Koppers Holdings Inc.	428,623	18,152
*	AdvanSix Inc.	645,818	17,644
	Calgon Carbon Corp.	1,167,284	17,042
	Chase Corp.	153,795	14,672
*	Century Aluminum Co.	1,060,708	13,460
	Rayonier Advanced Materials Inc.	989,453	13,308
*	SunCoke Energy Inc.	1,420,654	12,729
*	Veritiv Corp.	243,601	12,619
*	CSW Industrials Inc.	338,368	12,418
	Haynes International Inc.	303,578	11,572
	Tredegar Corp.	597,329	10,483
	American Vanguard Corp.	606,976	10,076
	Aceto Corp.	635,900	10,054
	Hawkins Inc.	204,276	10,010
*	OMNOVA Solutions Inc.	946,573	9,371
	KMG Chemicals Inc.	195,187	8,992
	Kronos Worldwide Inc.	471,468	7,746
*	Cloud Peak Energy Inc.	1,681,358	7,701
*,^ Nexeo Solutions Inc.		842,388	7,464
	FutureFuel Corp.	512,200	7,263
*	Resolute Forest Products Inc.	1,133,830	6,179
*	Westmoreland Coal Co.	389,989	5,663
	Gold Resource Corp.	1,201,073	5,429
*	Verso Corp.	785,249	4,712
*	Ryerson Holding Corp.	357,347	4,503
	Olympic Steel Inc.	225,013	4,176
*,^ Uranium Energy Corp.		2,939,394	4,174
*,^ LSB Industries Inc.		435,896	4,089
	Hallador Energy Co.	485,293	3,887

*	Intrepid Potash Inc.	1,938,282	3,334
	Ampco-Pittsburgh Corp.	214,187	3,009
*	Universal Stainless & Alloy Products Inc.	164,818	2,802
*,^ Ur-Energy Inc.		3,850,766	2,580
*	Synalloy Corp.	187,582	2,298
*	Codexis Inc.	472,529	2,268
*	Real Industry Inc.	602,423	1,717
*,^ ChromaDex Corp.		513,083	1,380
*	Northern Technologies International Corp.	63,670	1,133
*,^ Uni-Pixel Inc.		1,212,696	1,031
*	AgroFresh Solutions Inc.	218,276	954
*,^ Pershing Gold Corp.		323,391	918
*,^ Senomyx Inc.		855,191	847
*,^ Ramaco Resources Inc.		75,463	730
	Friedman Industries Inc.	103,218	668
*	Centrus Energy Corp. Class A	107,868	653
*	NL Industries Inc.	92,843	599
*	Handy & Harman Ltd.	21,102	574
	Empire Resources Inc.	78,065	541
*	Solitario Exploration & Royalty Corp.	539,324	442
*	General Moly Inc.	845,784	423
*	Comstock Mining Inc.	1,872,136	419
	United-Guardian Inc.	28,137	414
*,^ Marrone Bio Innovations Inc.		189,555	370
*,^ Golden Minerals Co.		563,224	356
*	Dynasil Corp. of America	158,073	199
*	Ikonics Corp.	6,410	64
*	Rentech Inc.	116,214	58
*	TOR Minerals International Inc.	2,580	18
*	Paramount Gold Nevada Corp.	5,300	9
*	US Antimony Corp.	6,500	3
			14,416,963
Consumer Goods (9.7%)
	Procter & Gamble Co.	56,957,578	5,117,638
	Philip Morris International Inc.	34,567,007	3,902,615
	Coca-Cola Co.	86,467,791	3,669,693
	PepsiCo Inc.	31,792,780	3,556,340
	Altria Group Inc.	43,281,067	3,091,134
	NIKE Inc. Class B	29,519,477	1,645,120
	Colgate-Palmolive Co.	19,676,578	1,440,129
	Mondelez International Inc. Class A	32,682,590	1,407,966
	Kraft Heinz Co.	13,552,668	1,230,718
	Reynolds American Inc.	19,057,181	1,200,984
	Monsanto Co.	9,768,437	1,105,787
	Kimberly-Clark Corp.	7,936,943	1,044,740
	Ford Motor Co.	86,914,007	1,011,679
	General Motors Co.	28,358,212	1,002,746
	Activision Blizzard Inc.	15,727,603	784,178
	General Mills Inc.	12,919,784	762,396
*,^ Tesla Inc.		2,691,019	748,911
*	Electronic Arts Inc.	6,863,565	614,426
	Archer-Daniels-Midland Co.	12,723,274	585,780
	Constellation Brands Inc. Class A	3,461,570	561,017
	Newell Brands Inc.	10,746,985	506,935
	Delphi Automotive plc	6,004,775	483,324
	Stanley Black & Decker Inc.	3,399,632	451,709
*	Monster Beverage Corp.	9,539,522	440,440

	Estee Lauder Cos. Inc. Class A	4,950,970	419,793
	Dr Pepper Snapple Group Inc.	4,067,688	398,308
	Kellogg Co.	5,471,144	397,260
	Conagra Brands Inc.	9,676,760	390,361
	Clorox Co.	2,853,919	384,794
	Tyson Foods Inc. Class A	6,071,696	374,684
	Molson Coors Brewing Co. Class B	3,896,145	372,900
	Mead Johnson Nutrition Co.	4,083,814	363,786
	Hershey Co.	3,035,480	331,626
	VF Corp.	5,990,728	329,310
	JM Smucker Co.	2,458,061	322,203
*	Mohawk Industries Inc.	1,402,211	321,793
	Genuine Parts Co.	3,147,150	290,828
	Church & Dwight Co. Inc.	5,756,196	287,062
	Whirlpool Corp.	1,658,178	284,096
	DR Horton Inc.	7,901,564	263,201
	Coach Inc.	6,245,255	258,116
	Campbell Soup Co.	4,445,904	254,484
	Hasbro Inc.	2,491,421	248,694
	McCormick & Co. Inc.	2,530,326	246,833
	Bunge Ltd.	3,105,865	246,171
	Harley-Davidson Inc.	3,928,300	237,662
	Lennar Corp. Class A	4,448,113	227,699
*	WhiteWave Foods Co. Class A	3,923,348	220,296
	Lear Corp.	1,544,860	218,721
	Snap-on Inc.	1,290,292	217,634
	Hormel Foods Corp.	5,896,933	204,211
	Goodyear Tire & Rubber Co.	5,599,300	201,575
	BorgWarner Inc.	4,731,273	197,720
	Mattel Inc.	7,627,175	195,332
	Ingredion Inc.	1,599,775	192,661
*	LKQ Corp.	6,494,072	190,082
	Leucadia National Corp.	7,195,870	187,093
	PVH Corp.	1,766,642	182,794
	Coty Inc. Class A	9,996,621	181,239
	Brown-Forman Corp. Class B	3,865,449	178,506
	Hanesbrands Inc.	8,433,029	175,070
*	Middleby Corp.	1,281,874	174,912
*	NVR Inc.	78,925	166,286
	Pinnacle Foods Inc.	2,623,170	151,803
	PulteGroup Inc.	6,380,747	150,267
	Leggett & Platt Inc.	2,966,915	149,295
	Lamb Weston Holdings Inc.	3,245,625	136,511
	Gentex Corp.	6,376,635	136,014
*	WABCO Holdings Inc.	1,156,108	135,750
*	Take-Two Interactive Software Inc.	2,253,079	133,540
*	Michael Kors Holdings Ltd.	3,437,907	131,019
*	Toll Brothers Inc.	3,422,473	123,586
	Brunswick Corp.	1,988,454	121,693
*	Post Holdings Inc.	1,363,667	119,348
*,^ Lululemon Athletica Inc.		2,122,573	110,098
*	TreeHouse Foods Inc.	1,264,334	107,039
	Thor Industries Inc.	1,110,375	106,740
^	Polaris Industries Inc.	1,261,947	105,751
	Pool Corp.	869,026	103,701
	Ralph Lauren Corp. Class A	1,253,761	102,332
*	Edgewell Personal Care Co.	1,277,625	93,446

	Carter's Inc.	1,028,120	92,325
*	Hain Celestial Group Inc.	2,302,637	85,658
*,^ Herbalife Ltd.		1,449,577	84,278
*,^ Under Armour Inc. Class A		4,142,862	81,946
	Flowers Foods Inc.	4,185,941	81,249
*	Skechers U.S.A. Inc. Class A	2,821,135	77,440
	Energizer Holdings Inc.	1,376,149	76,720
	Tenneco Inc.	1,216,133	75,911
*	Under Armour Inc.	4,111,189	75,235
	Spectrum Brands Holdings Inc.	524,591	72,923
*	Visteon Corp.	742,864	72,764
	Snyder's-Lance Inc.	1,708,817	68,882
*	Kate Spade & Co.	2,855,482	66,333
	Nu Skin Enterprises Inc. Class A	1,163,820	64,639
	Dana Inc.	3,178,634	61,379
*	Welbilt Inc.	3,082,994	60,519
*	Dorman Products Inc.	732,837	60,188
	B&G Foods Inc.	1,476,756	59,439
	CalAtlantic Group Inc.	1,557,283	58,320
*	Helen of Troy Ltd.	610,619	57,520
	Tupperware Brands Corp.	898,580	56,359
	Lancaster Colony Corp.	428,760	55,241
*	US Foods Holding Corp.	1,965,457	54,994
*	Darling Ingredients Inc.	3,719,897	54,013
	Cooper Tire & Rubber Co.	1,181,922	52,418
	Wolverine World Wide Inc.	2,083,093	52,015
	LCI Industries	518,489	51,745
*,^ Tempur Sealy International Inc.		1,093,155	50,788
*	Zynga Inc. Class A	17,475,973	49,807
*	Steven Madden Ltd.	1,215,330	46,851
	HNI Corp.	988,976	45,582
*	Blue Buffalo Pet Products Inc.	1,968,376	45,273
	J&J Snack Foods Corp.	332,106	45,020
	Sanderson Farms Inc.	430,153	44,667
	Vector Group Ltd.	2,118,558	44,066
	Fresh Del Monte Produce Inc.	742,080	43,953
*	Cooper-Standard Holdings Inc.	392,589	43,550
*	Avon Products Inc.	9,746,840	42,886
*	Deckers Outdoor Corp.	709,717	42,391
	Herman Miller Inc.	1,338,353	42,225
*	TRI Pointe Group Inc.	3,340,279	41,887
	Universal Corp.	562,882	39,824
	Dean Foods Co.	2,019,304	39,700
*	iRobot Corp.	575,392	38,056
	Columbia Sportswear Co.	623,223	36,614
	Nutrisystem Inc.	656,879	36,457
	KB Home	1,684,822	33,494
	WD-40 Co.	299,132	32,590
*	Gentherm Inc.	816,795	32,059
*	American Axle & Manufacturing Holdings Inc.	1,688,933	31,718
*	ACCO Brands Corp.	2,387,397	31,394
*	Meritage Homes Corp.	847,162	31,176
*,^ Wayfair Inc.		769,183	31,144
	Steelcase Inc. Class A	1,752,267	29,350
	La-Z-Boy Inc.	1,085,651	29,313
	Interface Inc. Class A	1,484,881	28,287
*,^ Boston Beer Co. Inc. Class A		195,545	28,286

	Schweitzer-Mauduit International Inc.	678,198	28,091
	Seaboard Corp.	6,538	27,260
	MDC Holdings Inc.	899,566	27,032
	AdvancePierre Foods Holdings Inc.	855,279	26,659
*	Vista Outdoor Inc.	1,271,679	26,184
^	Pilgrim's Pride Corp.	1,138,455	25,621
*	Select Comfort Corp.	993,647	24,633
	Knoll Inc.	1,033,338	24,604
^	Cal-Maine Foods Inc.	651,049	23,959
	Callaway Golf Co.	2,113,731	23,399
*	Taylor Morrison Home Corp. Class A	1,094,954	23,344
*,^ Hostess Brands Inc.		1,397,639	22,181
*	Cavco Industries Inc.	190,064	22,123
^	National Beverage Corp.	259,017	21,895
	Andersons Inc.	570,593	21,625
*	Fox Factory Holding Corp.	737,568	21,168
*	Universal Electronics Inc.	308,446	21,129
	Coca-Cola Bottling Co. Consolidated	102,264	21,068
	Standard Motor Products Inc.	427,735	21,019
	Briggs & Stratton Corp.	923,235	20,727
*,^ Fitbit Inc. Class A		3,405,110	20,158
	Calavo Growers Inc.	330,457	20,026
*	Central Garden & Pet Co. Class A	561,728	19,503
	Winnebago Industries Inc.	663,359	19,403
	Oxford Industries Inc.	336,659	19,277
*	G-III Apparel Group Ltd.	862,943	18,890
	Ethan Allen Interiors Inc.	589,737	18,075
^	Valvoline Inc.	688,887	16,912
*,^ GoPro Inc. Class A		1,876,794	16,328
^	Tootsie Roll Industries Inc.	427,788	15,978
*,^ Fossil Group Inc.		902,852	15,755
^	MGP Ingredients Inc.	284,638	15,436
*,^ Central Garden & Pet Co.		403,990	14,976
	Kimball International Inc. Class B	874,493	14,429
*	USANA Health Sciences Inc.	249,130	14,350
*	M/I Homes Inc.	576,153	14,116
	Inter Parfums Inc.	385,442	14,088
	Superior Industries International Inc.	537,251	13,619
	John B Sanfilippo & Son Inc.	182,748	13,375
*	Motorcar Parts of America Inc.	430,692	13,235
*,^ LGI Homes Inc.		383,436	13,002
*	Modine Manufacturing Co.	1,057,028	12,896
*	Nautilus Inc.	706,408	12,892
*,^ elf Beauty Inc.		436,730	12,578
	Phibro Animal Health Corp. Class A	428,273	12,034
	National Presto Industries Inc.	116,025	11,858
	Tower International Inc.	431,141	11,684
*	William Lyon Homes Class A	561,221	11,572
	Lennar Corp. Class B	273,277	11,423
*	Crocs Inc.	1,593,880	11,269
*	Stoneridge Inc.	583,410	10,583
	Titan International Inc.	947,684	9,799
*	Unifi Inc.	334,897	9,508
	Medifast Inc.	214,136	9,501
*	Beazer Homes USA Inc.	767,981	9,316
*	Century Communities Inc.	359,852	9,140
	Movado Group Inc.	364,760	9,101

	Camping World Holdings Inc. Class A	276,749	8,922
	Omega Protein Corp.	441,805	8,858
*	Malibu Boats Inc. Class A	391,443	8,788
*	Farmer Brothers Co.	248,047	8,768
	Acushnet Holdings Corp.	504,513	8,718
*	Iconix Brand Group Inc.	1,103,425	8,298
	Flexsteel Industries Inc.	156,424	7,884
	Hooker Furniture Corp.	253,280	7,864
*	Primo Water Corp.	558,897	7,590
	Culp Inc.	230,353	7,187
*	Revlon Inc. Class A	257,776	7,179
	Metaldyne Performance Group Inc.	298,961	6,831
	Libbey Inc.	463,191	6,753
*,^ Hovnanian Enterprises Inc. Class A		2,691,984	6,111
*,^ Glu Mobile Inc.		2,665,251	6,050
*	Perry Ellis International Inc.	281,285	6,042
^	Orchids Paper Products Co.	250,054	6,001
	Limoneira Co.	286,252	5,986
*	Eastman Kodak Co.	515,119	5,924
	Bassett Furniture Industries Inc.	213,662	5,748
*,^ Amplify Snack Brands Inc.		681,030	5,721
	MCBC Holdings Inc.	335,192	5,420
*	Seneca Foods Corp. Class A	149,086	5,382
	Nutraceutical International Corp.	162,997	5,077
*,^ Freshpet Inc.		456,317	5,020
*	ZAGG Inc.	627,401	4,517
*	Vera Bradley Inc.	455,892	4,244
*,^ Jamba Inc.		414,586	3,752
	Johnson Outdoors Inc. Class A	102,651	3,747
*	Core Molding Technologies Inc.	205,293	3,660
	Oil-Dri Corp. of America	96,105	3,582
	Lifetime Brands Inc.	174,665	3,511
*	Castle Brands Inc.	2,166,931	3,359
	Superior Uniform Group Inc.	179,445	3,338
	Weyco Group Inc.	114,453	3,214
*,^ Sequential Brands Group Inc.		807,560	3,141
*,^ JAKKS Pacific Inc.		560,883	3,085
*	Craft Brew Alliance Inc.	204,986	2,737
	Crown Crafts Inc.	324,287	2,675
*	Shiloh Industries Inc.	195,774	2,668
	A-Mark Precious Metals Inc.	152,127	2,598
*	Black Diamond Inc.	475,499	2,591
*	New Home Co. Inc.	236,990	2,479
*	Inventure Foods Inc.	540,516	2,389
	Strattec Security Corp.	85,226	2,369
	Marine Products Corp.	215,359	2,341
*	Delta Apparel Inc.	127,873	2,254
*	Cherokee Inc.	262,019	2,253
*	Lakeland Industries Inc.	206,432	2,219
*,^ Vuzix Corp.		342,873	2,126
	Rocky Brands Inc.	183,158	2,116
*	Turning Point Brands Inc.	132,319	2,064
*	Alliance One International Inc.	157,821	2,028
	Escalade Inc.	145,056	1,871
*	Skyline Corp.	189,682	1,787
*,^ 22nd Century Group Inc.		1,483,964	1,751
	Acme United Corp.	59,133	1,662

	Nature's Sunshine Products Inc.	162,457	1,625
*	Lifevantage Corp.	299,057	1,606
*	S&W Seed Co.	320,856	1,588
	Alico Inc.	49,140	1,297
*	Natural Alternatives International Inc.	138,889	1,222
	LS Starrett Co. Class A	105,409	1,107
	Unique Fabricating Inc.	90,309	1,086
*	Dixie Group Inc.	297,384	1,071
	Rocky Mountain Chocolate Factory Inc.	94,306	1,064
*	Lifeway Foods Inc.	97,126	1,042
*	US Auto Parts Network Inc.	307,827	1,031
	Kewaunee Scientific Corp.	39,165	903
*	Virco Manufacturing Corp.	218,789	864
*	Alpha Pro Tech Ltd.	292,060	803
*	Fenix Parts Inc.	515,373	799
*	Tandy Leather Factory Inc.	93,919	770
*,^ Reed's Inc.		168,431	699
	Mannatech Inc.	40,249	656
*	Coffee Holding Co. Inc.	130,802	608
*,^ Nova Lifestyle Inc.		319,086	530
*	Zedge Inc. Class B	155,961	479
^	PolarityTE Inc.	33,451	457
*	Willamette Valley Vineyards Inc.	56,033	448
*,^ Lipocine Inc.		104,616	408
*	Female Health Co.	350,971	355
*	Summer Infant Inc.	163,915	311
*	Emerson Radio Corp.	184,785	251
*	Charles & Colvard Ltd.	233,777	224
*,^ Vince Holding Corp.		128,487	199
	Stanley Furniture Co. Inc.	195,561	153
	P&F Industries Inc. Class A	18,458	128
*	Cyanotech Corp.	23,496	92
	CompX International Inc.	5,846	90
*	CTI Industries Corp.	14,046	78
*	Differential Brands Group Inc.	31,820	62
	Ocean Bio-Chem Inc.	12,542	58
*	Crystal Rock Holdings Inc.	60,050	50
*	Hovnanian Enterprises Inc. Class B	19,300	44
*	JRjr33 Inc.	80,833	36
*	Koss Corp.	12,072	26
*,^ Long Island Iced Tea Corp.		6,400	25
*,^ RiceBran Technologies		25,262	21
*,^ Monster Digital Inc.		3,800	5
*	Bridgford Foods Corp.	153	2
			53,163,424
Consumer Services (13.1%)
*	Amazon.com Inc.	9,034,128	8,009,116
	Home Depot Inc.	27,135,188	3,984,260
	Comcast Corp. Class A	105,439,254	3,963,462
	Walt Disney Co.	33,468,661	3,795,011
	Wal-Mart Stores Inc.	34,237,730	2,467,856
	McDonald's Corp.	18,492,244	2,396,780
*	Priceline Group Inc.	1,098,737	1,955,719
	Starbucks Corp.	30,836,010	1,800,515
	CVS Health Corp.	22,850,628	1,793,774
	Walgreens Boots Alliance Inc.	20,441,287	1,697,649
	Costco Wholesale Corp.	9,782,048	1,640,352

	Time Warner Inc.	16,387,741	1,601,246
	Lowe's Cos. Inc.	19,375,978	1,592,899
*	Charter Communications Inc. Class A	4,493,263	1,470,735
*	Netflix Inc.	9,106,748	1,346,068
	TJX Cos. Inc.	13,795,791	1,090,971
*	eBay Inc.	22,999,056	772,078
	Twenty-First Century Fox Inc. Class A	22,438,693	726,789
	McKesson Corp.	4,723,342	700,283
	Southwest Airlines Co.	13,018,317	699,865
	Target Corp.	12,509,819	690,417
	Delta Air Lines Inc.	14,649,136	673,274
	Kroger Co.	20,896,317	616,232
	Marriott International Inc. Class A	6,404,643	603,189
	Ross Stores Inc.	8,777,781	578,192
	Cardinal Health Inc.	7,025,486	572,928
	Sysco Corp.	10,825,216	562,045
*	O'Reilly Automotive Inc.	2,068,400	558,137
	CBS Corp. Class B	8,039,630	557,629
	Las Vegas Sands Corp.	8,855,196	505,366
	Carnival Corp.	8,349,506	491,869
	Yum! Brands Inc.	7,483,829	478,217
*	AutoZone Inc.	637,465	460,919
	Omnicom Group Inc.	5,226,768	450,600
	Dollar General Corp.	6,149,267	428,788
	American Airlines Group Inc.	10,102,841	427,350
*	United Continental Holdings Inc.	5,651,806	399,244
*	Dollar Tree Inc.	4,993,288	391,773
*	Ulta Beauty Inc.	1,315,866	375,324
	Royal Caribbean Cruises Ltd.	3,821,900	374,967
	Viacom Inc. Class B	7,960,092	371,099
	Expedia Inc.	2,742,074	345,967
	Nielsen Holdings plc	7,963,273	328,963
	AmerisourceBergen Corp. Class A	3,629,309	321,194
	MGM Resorts International	11,483,212	314,640
*	DISH Network Corp. Class A	4,801,524	304,849
	Twenty-First Century Fox Inc.	9,470,885	300,985
	Best Buy Co. Inc.	5,940,462	291,974
*	Chipotle Mexican Grill Inc. Class A	640,453	285,335
	Hilton Worldwide Holdings Inc.	4,404,519	257,488
	L Brands Inc.	5,412,109	254,910
	Alaska Air Group Inc.	2,746,453	253,278
	Tiffany & Co.	2,631,835	250,814
*,^ CarMax Inc.		4,160,692	246,396
	Darden Restaurants Inc.	2,759,671	230,902
	Advance Auto Parts Inc.	1,557,285	230,883
	Foot Locker Inc.	2,944,282	220,262
	Interpublic Group of Cos. Inc.	8,753,895	215,083
	Whole Foods Market Inc.	7,081,862	210,473
	Wynn Resorts Ltd.	1,812,618	207,744
	Aramark	5,484,846	202,226
	Macy's Inc.	6,803,026	201,642
	Tractor Supply Co.	2,919,944	201,389
	Wyndham Worldwide Corp.	2,354,635	198,472
	Domino's Pizza Inc.	1,068,441	196,914
*	Liberty Interactive Corp. QVC Group Class A	9,250,007	185,185
*	Norwegian Cruise Line Holdings Ltd.	3,539,909	179,580
	Vail Resorts Inc.	887,033	170,222

^	Sirius XM Holdings Inc.	31,935,569	164,468
*	VCA Inc.	1,723,055	157,660
	Kohl's Corp.	3,925,057	156,257
*	JetBlue Airways Corp.	7,506,573	154,710
*	Burlington Stores Inc.	1,570,517	152,796
	FactSet Research Systems Inc.	880,527	145,208
*	Liberty Media Corp-Liberty SiriusXM Class C	3,720,083	144,265
	Scripps Networks Interactive Inc. Class A	1,802,921	141,295
*	Discovery Communications Inc.	4,970,970	140,728
	News Corp. Class A	10,667,699	138,680
	KAR Auction Services Inc.	3,075,448	134,305
*	Copart Inc.	2,168,256	134,280
	Gap Inc.	5,327,099	129,395
	Staples Inc.	14,468,103	126,885
	Bed Bath & Beyond Inc.	3,192,683	125,983
*	ServiceMaster Global Holdings Inc.	3,012,159	125,758
^	Nordstrom Inc.	2,697,915	125,642
*	Panera Bread Co. Class A	476,497	124,780
	Service Corp. International	3,987,587	123,137
	TEGNA Inc.	4,764,718	122,072
*,^ Liberty Media Corp-Liberty Formula One		3,320,040	113,379
	Dunkin' Brands Group Inc.	2,039,929	111,543
	Cinemark Holdings Inc.	2,423,588	107,462
*	TripAdvisor Inc.	2,487,100	107,343
	Signet Jewelers Ltd.	1,549,394	107,327
	H&R Block Inc.	4,613,553	107,265
*	Rite Aid Corp.	23,419,526	99,533
*,^ Discovery Communications Inc. Class A		3,391,426	98,657
	Casey's General Stores Inc.	867,663	97,395
	Six Flags Entertainment Corp.	1,624,144	96,620
	Williams-Sonoma Inc.	1,762,909	94,527
	Sabre Corp.	4,330,262	91,758
	Dick's Sporting Goods Inc.	1,857,928	90,407
*	Live Nation Entertainment Inc.	2,970,172	90,204
	Dun & Bradstreet Corp.	818,712	88,372
*	Madison Square Garden Co. Class A	433,360	86,546
*	Liberty Media Corp-Liberty SiriusXM Class A	2,206,632	85,882
^	Cracker Barrel Old Country Store Inc.	531,610	84,659
*	Spirit Airlines Inc.	1,548,963	82,203
	Rollins Inc.	2,192,472	81,406
	CST Brands Inc.	1,675,507	80,575
*	AMC Networks Inc. Class A	1,314,266	77,121
*	Grand Canyon Education Inc.	1,064,670	76,241
*	Bright Horizons Family Solutions Inc.	999,331	72,441
	Jack in the Box Inc.	709,174	72,137
	Nexstar Media Group Inc. Class A	987,598	69,280
	Sinclair Broadcast Group Inc. Class A	1,702,649	68,957
*	Sprouts Farmers Market Inc.	2,889,680	66,809
*	AutoNation Inc.	1,568,583	66,335
*	Beacon Roofing Supply Inc.	1,336,938	65,724
*	Sally Beauty Holdings Inc.	3,184,912	65,100
*	Cabela's Inc.	1,223,208	64,965
	Dolby Laboratories Inc. Class A	1,234,512	64,701
	Cable One Inc.	102,088	63,751
	Texas Roadhouse Inc. Class A	1,407,516	62,677
*	Michaels Cos. Inc.	2,798,925	62,668
*	GrubHub Inc.	1,898,816	62,452

	Chemed Corp.	339,492	62,022
	Tribune Media Co. Class A	1,652,799	61,600
	Cheesecake Factory Inc.	951,970	60,317
	Graham Holdings Co. Class B	99,226	59,491
*	Buffalo Wild Wings Inc.	388,943	59,411
	Wendy's Co.	4,316,639	58,749
*	Pandora Media Inc.	4,972,988	58,731
*	Murphy USA Inc.	781,396	57,370
*	Dave & Buster's Entertainment Inc.	932,039	56,938
	Regal Entertainment Group Class A	2,519,724	56,895
	Meredith Corp.	869,738	56,185
	John Wiley & Sons Inc. Class A	1,026,204	55,210
	Office Depot Inc.	11,779,117	54,950
*	Liberty Expedia Holdings Inc. Class A	1,206,085	54,853
	PriceSmart Inc.	577,807	53,274
*,^ Five Below Inc.		1,225,598	53,081
*	Hawaiian Holdings Inc.	1,130,116	52,494
*	Yelp Inc. Class A	1,567,744	51,344
	ILG Inc.	2,449,153	51,334
*	Lions Gate Entertainment Corp. Class B	2,098,515	51,162
	American Eagle Outfitters Inc.	3,644,267	51,129
	GameStop Corp. Class A	2,261,635	51,000
*	Avis Budget Group Inc.	1,719,528	50,864
	AMERCO	132,424	50,479
	Brinker International Inc.	1,110,733	48,828
	Papa John's International Inc.	609,255	48,765
*	United Natural Foods Inc.	1,123,761	48,580
	Marriott Vacations Worldwide Corp.	480,691	48,035
	Big Lots Inc.	982,044	47,806
	Aaron's Inc.	1,594,051	47,407
	Allegiant Travel Co. Class A	295,155	47,299
	Churchill Downs Inc.	295,704	46,973
	Choice Hotels International Inc.	750,197	46,962
*	Acxiom Corp.	1,647,726	46,911
	Matthews International Corp. Class A	681,321	46,091
*,^ Sotheby's		1,010,265	45,947
	Bloomin' Brands Inc.	2,319,733	45,768
	Hillenbrand Inc.	1,273,767	45,665
	Children's Place Inc.	380,194	45,642
	Extended Stay America Inc.	2,789,746	44,469
*	Urban Outfitters Inc.	1,802,178	42,820
	Lithia Motors Inc. Class A	497,537	42,614
*	WebMD Health Corp.	803,889	42,349
	DeVry Education Group Inc.	1,188,084	42,118
	New York Times Co. Class A	2,867,158	41,287
*	Hyatt Hotels Corp. Class A	749,298	40,447
*,^ Stamps.com Inc.		339,282	40,154
*,^ JC Penney Co. Inc.		6,493,128	39,998
*,^ RH		862,960	39,921
*	Boyd Gaming Corp.	1,792,081	39,444
	Chico's FAS Inc.	2,716,217	38,570
*	Performance Food Group Co.	1,616,516	38,473
	Time Inc.	1,987,183	38,452
*	Caesars Acquisition Co. Class A	2,465,988	37,976
*	Hilton Grand Vacations Inc.	1,317,145	37,749
	SkyWest Inc.	1,096,214	37,545
*,^ Ollie's Bargain Outlet Holdings Inc.		1,075,227	36,020

	Monro Muffler Brake Inc.	690,693	35,985
	Penske Automotive Group Inc.	767,612	35,932
	AMC Entertainment Holdings Inc. Class A	1,102,353	34,669
*,^ Groupon Inc. Class A		8,755,931	34,411
*	Shutterfly Inc.	708,545	34,216
	Group 1 Automotive Inc.	451,119	33,419
*	MSG Networks Inc.	1,371,829	32,032
	Morningstar Inc.	398,422	31,316
*	Penn National Gaming Inc.	1,661,613	30,624
	Core-Mark Holding Co. Inc.	976,920	30,470
*,^ Lions Gate Entertainment Corp. Class A		1,142,196	30,337
*	EW Scripps Co. Class A	1,256,652	29,456
	Red Rock Resorts Inc. Class A	1,294,148	28,704
	Bob Evans Farms Inc.	438,192	28,426
	DSW Inc. Class A	1,361,283	28,151
	Planet Fitness Inc. Class A	1,429,372	27,544
	SpartanNash Co.	787,031	27,538
*,^ Scientific Games Corp. Class A		1,153,837	27,288
*	Herc Holdings Inc.	551,421	26,959
	SeaWorld Entertainment Inc.	1,473,724	26,925
*	Rush Enterprises Inc. Class A	799,356	26,443
	HSN Inc.	696,185	25,828
*	Asbury Automotive Group Inc.	417,197	25,074
*	La Quinta Holdings Inc.	1,831,330	24,760
*	Genesco Inc.	439,706	24,382
	Caleres Inc.	909,746	24,035
*	Houghton Mifflin Harcourt Co.	2,348,286	23,835
*	SiteOne Landscape Supply Inc.	480,100	23,242
*	Belmond Ltd. Class A	1,916,823	23,194
*	Etsy Inc.	2,178,886	23,162
	Scholastic Corp.	542,639	23,100
*	Pinnacle Entertainment Inc.	1,180,729	23,048
*	SUPERVALU Inc.	5,943,591	22,942
	Sonic Corp.	872,169	22,118
	Capella Education Co.	259,990	22,106
	ClubCorp Holdings Inc.	1,375,123	22,071
	International Speedway Corp. Class A	593,966	21,947
*	Liberty TripAdvisor Holdings Inc. Class A	1,537,859	21,684
	Gannett Co. Inc.	2,530,418	21,205
*,^ Hertz Global Holdings Inc.		1,198,395	21,020
	DineEquity Inc.	380,654	20,715
*	Liberty Media Corp-Liberty Formula One Class A	631,794	20,660
	Dillard's Inc. Class A	390,483	20,399
*	Gray Television Inc.	1,399,832	20,298
*	Denny's Corp.	1,577,438	19,513
*	Liberty Media Corp-Liberty Braves Series C	781,772	18,489
*	BJ's Restaurants Inc.	447,760	18,089
	National CineMedia Inc.	1,422,711	17,969
	Strayer Education Inc.	222,438	17,904
	Abercrombie & Fitch Co.	1,494,272	17,827
^	Wingstop Inc.	624,583	17,663
*,^ Ascena Retail Group Inc.		4,114,864	17,529
*	Red Robin Gourmet Burgers Inc.	294,398	17,208
*,^ TrueCar Inc.		1,110,737	17,183
^	World Wrestling Entertainment Inc. Class A	772,601	17,167
	New Media Investment Group Inc.	1,141,942	16,227
	Tailored Brands Inc.	1,081,089	16,151

*	Express Inc.	1,726,389	15,727
*,^ Diplomat Pharmacy Inc.		970,683	15,482
*	K12 Inc.	770,635	14,758
*	Hibbett Sports Inc.	497,165	14,666
	Guess? Inc.	1,310,829	14,616
*	Isle of Capri Casinos Inc.	549,374	14,481
	Tile Shop Holdings Inc.	744,755	14,337
*	Quotient Technology Inc.	1,489,379	14,224
	Finish Line Inc. Class A	984,143	14,004
*	SP Plus Corp.	409,839	13,832
	Ingles Markets Inc. Class A	317,262	13,690
	Weis Markets Inc.	229,334	13,680
*	Fiesta Restaurant Group Inc.	565,112	13,676
	Ruth's Hospitality Group Inc.	677,833	13,591
*,^ Trade Desk Inc. Class A		362,982	13,521
*	Francesca's Holdings Corp.	847,660	13,012
*,^ Chegg Inc.		1,537,125	12,973
^	Buckle Inc.	694,972	12,926
*,^ Shake Shack Inc. Class A		385,484	12,875
*	Eldorado Resorts Inc.	673,365	12,743
*	Career Education Corp.	1,454,732	12,656
*	MarineMax Inc.	580,015	12,557
*	Caesars Entertainment Corp.	1,311,885	12,528
*,^ Lumber Liquidators Holdings Inc.		592,462	12,436
	Marcus Corp.	377,798	12,127
*	Providence Service Corp.	270,071	12,002
	Pier 1 Imports Inc.	1,653,880	11,842
	Cato Corp. Class A	534,203	11,731
*	Vitamin Shoppe Inc.	570,677	11,499
	Barnes & Noble Inc.	1,239,475	11,465
^	GNC Holdings Inc. Class A	1,515,167	11,152
*	Chuy's Holdings Inc.	366,197	10,913
^	Rent-A-Center Inc.	1,226,445	10,879
*	Carrols Restaurant Group Inc.	767,783	10,864
	Sonic Automotive Inc. Class A	541,186	10,851
	MDC Partners Inc. Class A	1,145,422	10,767
^	Fred's Inc. Class A	821,068	10,756
*,^ Weight Watchers International Inc.		674,560	10,503
*	Bankrate Inc.	1,048,451	10,118
*	Biglari Holdings Inc.	23,421	10,117
*	Laureate Education Inc. Class A	706,669	10,084
*,^ Party City Holdco Inc.		696,138	9,781
*	XO Group Inc.	554,432	9,542
*	Del Frisco's Restaurant Group Inc.	528,396	9,538
	Entravision Communications Corp. Class A	1,530,473	9,489
*	Regis Corp.	806,951	9,457
	Haverty Furniture Cos. Inc.	378,205	9,209
*	Del Taco Restaurants Inc.	688,898	9,135
*	Intrawest Resorts Holdings Inc.	339,365	8,488
	PetMed Express Inc.	420,183	8,462
*,^ Zoe's Kitchen Inc.		449,564	8,317
	Carriage Services Inc. Class A	292,933	7,944
*	Potbelly Corp.	563,384	7,831
*	American Public Education Inc.	339,530	7,775
*	Habit Restaurants Inc. Class A	433,490	7,673
*	Smart & Final Stores Inc.	633,901	7,670
	Entercom Communications Corp. Class A	533,419	7,628

*	Zumiez Inc.	415,458	7,603
*,^ tronc Inc.		544,833	7,584
*	FTD Cos. Inc.	376,152	7,576
*,^ Lands' End Inc.		352,618	7,564
*	Barnes & Noble Education Inc.	772,997	7,413
*	Bojangles' Inc.	361,518	7,411
*	1-800-Flowers.com Inc. Class A	724,730	7,392
	News Corp. Class B	543,866	7,342
	Shoe Carnival Inc.	292,424	7,185
*	Monarch Casino & Resort Inc.	242,755	7,171
	Big 5 Sporting Goods Corp.	469,988	7,097
*	Clean Energy Fuels Corp.	2,768,989	7,061
*,^ Sears Holdings Corp.		595,186	6,839
*	RetailMeNot Inc.	829,711	6,721
*	Chefs' Warehouse Inc.	463,990	6,449
*	Overstock.com Inc.	363,249	6,248
*	America's Car-Mart Inc.	170,583	6,218
*	Care.com Inc.	492,474	6,161
*	El Pollo Loco Holdings Inc.	485,282	5,799
*	Titan Machinery Inc.	374,104	5,739
*	Drive Shack Inc.	1,378,798	5,722
*	Angie's List Inc.	979,628	5,584
	Citi Trends Inc.	319,295	5,428
*	Rubicon Project Inc.	910,575	5,363
^	Natural Health Trends Corp.	178,315	5,153
*,^ Trupanion Inc.		360,721	5,129
	RCI Hospitality Holdings Inc.	295,780	5,123
	Winmark Corp.	45,005	5,086
*	PCM Inc.	175,942	4,935
*	Liberty Media Corp-Liberty Braves Series A	204,395	4,893
*,^ Duluth Holdings Inc.		227,502	4,844
*	J Alexander's Holdings Inc.	466,456	4,688
	Village Super Market Inc. Class A	176,113	4,667
*	Ruby Tuesday Inc.	1,628,386	4,576
*	Daily Journal Corp.	21,340	4,573
*	Lindblad Expeditions Holdings Inc.	502,136	4,499
	Clear Channel Outdoor Holdings Inc. Class A	740,179	4,478
*	Bridgepoint Education Inc.	416,992	4,449
*	Liquidity Services Inc.	535,289	4,282
*	Reading International Inc. Class A	273,133	4,244
	Speedway Motorsports Inc.	224,949	4,238
*	Kirkland's Inc.	336,649	4,174
*	Avid Technology Inc.	884,846	4,123
*	Tuesday Morning Corp.	1,080,952	4,054
*,^ Sportsman's Warehouse Holdings Inc.		830,836	3,971
	CSS Industries Inc.	152,348	3,949
*,^ Global Eagle Entertainment Inc.		1,221,970	3,898
*	Nathan's Famous Inc.	60,924	3,817
	Saga Communications Inc. Class A	71,295	3,640
*,^ Conn's Inc.		392,127	3,431
*	At Home Group Inc.	220,979	3,350
*	Ascent Capital Group Inc. Class A	230,467	3,256
*,^ Boot Barn Holdings Inc.		323,917	3,204
	Collectors Universe Inc.	121,757	3,178
*	Hemisphere Media Group Inc. Class A	246,659	2,898
*	Build-A-Bear Workshop Inc.	326,419	2,889
*	Lee Enterprises Inc.	1,110,959	2,888

*	Century Casinos Inc.	377,961	2,857
*	West Marine Inc.	297,630	2,839
*	Townsquare Media Inc. Class A	228,944	2,789
*	TechTarget Inc.	304,451	2,749
	AH Belo Corp. Class A	445,482	2,740
*	Autobytel Inc.	218,397	2,736
*,^ Natural Grocers by Vitamin Cottage Inc.		261,526	2,717
	Tilly's Inc. Class A	271,103	2,445
*	Marchex Inc. Class B	881,187	2,397
*	Gaia Inc. Class A	236,794	2,356
	Stein Mart Inc.	758,773	2,284
	Golden Entertainment Inc.	162,280	2,147
*,^ Container Store Group Inc.		503,294	2,129
*	Destination XL Group Inc.	699,917	1,995
*	Leaf Group Ltd.	264,928	1,987
*	Red Lion Hotels Corp.	280,003	1,974
*	Inspired Entertainment Inc.	183,500	1,945
*	RealNetworks Inc.	386,288	1,870
*,^ Fogo De Chao Inc.		113,216	1,840
*	EVINE Live Inc.	1,408,823	1,803
*	Radio One Inc.	538,831	1,778
*	YuMe Inc.	402,338	1,646
*	Travelzoo Inc.	166,357	1,605
	Salem Media Group Inc. Class A	207,043	1,542
	Wayside Technology Group Inc.	80,967	1,506
*,^ Papa Murphy's Holdings Inc.		311,582	1,486
*	QuinStreet Inc.	380,062	1,482
*	Town Sports International Holdings Inc.	404,990	1,438
*	Kona Grill Inc.	212,213	1,337
*	comScore Inc.	61,805	1,334
*	Cambium Learning Group Inc.	248,408	1,217
*	McClatchy Co. Class A	120,183	1,162
	Peak Resorts Inc.	197,121	1,114
	Liberty Tax Inc.	77,519	1,105
*	Luby's Inc.	337,452	1,049
*	New York & Co. Inc.	406,347	792
*	Destination Maternity Corp.	185,491	790
*	Bravo Brio Restaurant Group Inc.	154,523	788
*,^ Remark Media Inc.		243,239	720
*,^ WeCast Network Inc.		328,431	678
*	Nevada Gold & Casinos Inc.	312,948	667
^	Stage Stores Inc.	255,946	663
*,^ Live Ventures Inc.		37,451	595
*	Profire Energy Inc.	420,519	593
*,^ Digital Turbine Inc.		626,925	589
*,^ Good Times Restaurants Inc.		178,652	563
^	Educational Development Corp.	82,487	557
	Ark Restaurants Corp.	21,210	536
*	Full House Resorts Inc.	205,594	500
	National American University Holdings Inc.	175,287	429
*	CafePress Inc.	140,075	423
*	Christopher & Banks Corp.	282,840	419
*	Famous Dave's of America Inc.	108,592	418
*	Diversified Restaurant Holdings Inc.	152,142	350
*	Dover Downs Gaming & Entertainment Inc.	315,936	332
*	TheStreet Inc.	412,547	314
	Emmis Communications Corp. Class A	124,602	305

*,^ Spark Networks Inc.		283,674	292
*,^ Noodles & Co. Class A		48,851	281
*,^ Rave Restaurant Group Inc.		123,069	273
*	MaxPoint Interactive Inc.	38,149	243
*,^ Bon-Ton Stores Inc.		245,651	206
	Value Line Inc.	9,438	162
	Insignia Systems Inc.	95,048	141
	Flanigan's Enterprises Inc.	5,174	125
*	ONE Group Hospitality Inc.	64,877	123
*,^ bebe stores inc		23,971	93
*	Rush Enterprises Inc. Class B	2,967	92
*,^ Cumulus Media Inc. Class A		257,942	83
*	VistaGen Therapeutics Inc.	32,187	63
*,^ Net Element Inc.		46,142	43
	Haverty Furniture Cos. Inc. Class A	1,375	33
*	NTN Buzztime Inc.	3,841	33
*	Sears Hometown and Outlet Stores Inc.	5,100	20
*	SPAR Group Inc.	19,446	20
	Viacom Inc. Class A	300	15
*	Harte-Hanks Inc.	6,962	10
*	Bagger Dave's Burger Tavern Inc.	151,742	9
*	Universal Travel Group	42,843	7
*	Spanish Broadcasting System Inc.	8,430	6
*	Social Reality Inc.	1,882	4
*	Radio One Inc. Class A	950	3
			71,713,688
Financials (20.2%)
	JPMorgan Chase & Co.	79,705,856	7,001,362
*	Berkshire Hathaway Inc. Class B	41,555,125	6,926,408
	Wells Fargo & Co.	100,693,336	5,604,591
	Bank of America Corp.	223,266,896	5,266,866
	Citigroup Inc.	63,476,016	3,797,135
	Visa Inc. Class A	41,387,569	3,678,113
	Mastercard Inc. Class A	21,222,851	2,386,934
	US Bancorp	35,864,564	1,847,025
	Goldman Sachs Group Inc.	7,968,085	1,830,429
	American International Group Inc.	21,819,556	1,362,195
	American Express Co.	17,074,750	1,350,783
	Chubb Ltd.	9,857,069	1,343,026
	Morgan Stanley	31,263,043	1,339,309
	PNC Financial Services Group Inc.	10,836,510	1,302,982
	Simon Property Group Inc.	6,998,140	1,203,890
	American Tower Corporation	9,483,248	1,152,594
	Charles Schwab Corp.	26,566,306	1,084,171
	Bank of New York Mellon Corp.	22,372,564	1,056,656
	MetLife Inc.	19,521,526	1,031,127
	Prudential Financial Inc.	9,572,349	1,021,178
	Capital One Financial Corp.	10,723,536	929,302
	BlackRock Inc.	2,347,561	900,313
	CME Group Inc.	7,181,182	853,124
	Marsh & McLennan Cos. Inc.	11,454,711	846,389
	BB&T Corp.	18,009,742	805,035
	Intercontinental Exchange Inc.	13,266,951	794,292
	Crown Castle International Corp.	8,029,250	758,363
	S&P Global Inc.	5,757,044	752,676
	Travelers Cos. Inc.	6,230,646	751,042
	Public Storage	3,284,387	718,985

Aon plc	5,852,085	694,584
Equinix Inc.	1,712,180	685,506
Allstate Corp.	8,134,570	662,886
Aflac Inc.	9,094,211	658,603
State Street Corp.	8,078,897	643,161
Synchrony Financial	18,080,384	620,157
Prologis Inc.	11,770,027	610,629
SunTrust Banks Inc.	10,919,746	603,862
Discover Financial Services	8,619,853	589,512
Welltower Inc.	8,076,232	571,959
Weyerhaeuser Co.	16,655,055	565,939
AvalonBay Communities Inc.	3,060,241	561,860
Ventas Inc.	7,897,577	513,658
Equity Residential	8,180,156	508,969
Progressive Corp.	12,935,791	506,824
M&T Bank Corp.	3,090,702	478,224
Boston Properties Inc.	3,421,552	453,048
Ameriprise Financial Inc.	3,428,548	444,614
KeyCorp	24,041,026	427,449
Fifth Third Bancorp	16,813,436	427,061
Northern Trust Corp.	4,788,796	414,614
Moody's Corp.	3,620,682	405,661
Hartford Financial Services Group Inc.	8,413,746	404,449
Principal Financial Group Inc.	6,399,549	403,876
Regions Financial Corp.	27,337,736	397,217
Citizens Financial Group Inc.	11,390,975	393,558
Vornado Realty Trust	3,784,774	379,651
Willis Towers Watson plc	2,894,963	378,922
Digital Realty Trust Inc.	3,536,819	376,282
Equifax Inc.	2,669,157	364,981
Realty Income Corp.	6,000,492	357,209
T. Rowe Price Group Inc.	5,151,321	351,063
Essex Property Trust Inc.	1,460,280	338,099
* SBA Communications Corp. Class A	2,729,569	328,558
Lincoln National Corp.	5,018,627	328,469
HCP Inc.	10,417,584	325,862
* IHS Markit Ltd.	7,713,122	323,565
Huntington Bancshares Inc.	24,150,721	323,378
First Republic Bank	3,419,466	320,780
* GGP Inc.	13,791,537	319,688
Franklin Resources Inc.	7,559,624	318,563
* Liberty Broadband Corp.	3,599,334	310,982
Host Hotels & Resorts Inc.	16,450,585	306,968
Loews Corp.	6,398,013	299,235
* Markel Corp.	296,479	289,322
Invesco Ltd.	8,988,591	275,321
Comerica Inc.	3,902,035	267,602
Mid-America Apartment Communities Inc.	2,526,890	257,086
Cincinnati Financial Corp.	3,490,566	252,263
Annaly Capital Management Inc.	22,691,731	252,105
* Arch Capital Group Ltd.	2,605,184	246,893
* Berkshire Hathaway Inc. Class A	978	244,353
Unum Group	5,098,521	239,070
SL Green Realty Corp.	2,237,335	238,545
XL Group Ltd.	5,911,701	235,640
TD Ameritrade Holding Corp.	5,877,292	228,392
FNF Group	5,761,590	224,356

Arthur J Gallagher & Co.	3,965,495	224,209
* CBRE Group Inc. Class A	6,388,082	222,241
Raymond James Financial Inc.	2,869,286	218,812
Western Union Co.	10,712,885	218,007
Alexandria Real Estate Equities Inc.	1,971,171	217,854
UDR Inc.	5,960,660	216,134
* SVB Financial Group	1,157,039	215,313
Ally Financial Inc.	10,521,569	213,904
Federal Realty Investment Trust	1,601,189	213,759
Regency Centers Corp.	3,214,018	213,379
* E*TRADE Financial Corp.	6,111,581	213,233
Duke Realty Corp.	7,904,677	207,656
Macerich Co.	3,191,347	205,523
* Alleghany Corp.	326,762	200,848
Affiliated Managers Group Inc.	1,220,738	200,128
Iron Mountain Inc.	5,574,016	198,825
Kimco Realty Corp.	8,987,259	198,529
Extra Space Storage Inc.	2,659,914	197,871
MSCI Inc. Class A	2,034,384	197,722
CIT Group Inc.	4,509,547	193,595
Torchmark Corp.	2,498,627	192,494
Zions Bancorporation	4,494,853	188,784
VEREIT Inc.	21,723,720	184,434
Reinsurance Group of America Inc. Class A	1,425,537	181,015
Nasdaq Inc.	2,578,076	179,047
* Signature Bank	1,156,192	171,567
East West Bancorp Inc.	3,203,043	165,309
Voya Financial Inc.	4,246,649	161,203
SEI Investments Co.	3,193,627	161,087
Everest Re Group Ltd.	684,600	160,066
Camden Property Trust	1,948,207	156,753
Kilroy Realty Corp.	2,172,382	156,585
Apartment Investment & Management Co.	3,489,367	154,753
Colony NorthStar Inc. Class A	11,713,303	151,219
MarketAxess Holdings Inc.	795,049	149,064
American Financial Group Inc.	1,549,742	147,876
WP Carey Inc.	2,366,409	147,238
AGNC Investment Corp.	7,376,497	146,719
CBOE Holdings Inc.	1,807,416	146,527
Brixmor Property Group Inc.	6,765,035	145,178
New York Community Bancorp Inc.	10,318,433	144,149
WR Berkley Corp.	2,037,220	143,889
National Retail Properties Inc.	3,286,265	143,347
Omega Healthcare Investors Inc.	4,342,969	143,275
PacWest Bancorp	2,667,986	142,097
American Campus Communities Inc.	2,942,819	140,049
Gaming and Leisure Properties Inc.	4,121,517	137,741
Lamar Advertising Co. Class A	1,836,959	137,294
Equity LifeStyle Properties Inc.	1,741,159	134,174
Bank of the Ozarks Inc.	2,559,130	133,100
Lazard Ltd. Class A	2,890,762	132,946
RenaissanceRe Holdings Ltd.	913,067	132,075
Axis Capital Holdings Ltd.	1,949,633	130,684
Starwood Property Trust Inc.	5,737,093	129,544
People's United Financial Inc.	7,102,849	129,272
Liberty Property Trust	3,263,611	125,812
Douglas Emmett Inc.	3,230,154	124,038

	Assurant Inc.	1,254,157	119,985
	Hudson Pacific Properties Inc.	3,421,682	118,527
	Sun Communities Inc.	1,472,016	118,247
	Forest City Realty Trust Inc. Class A	5,380,621	117,190
	New Residential Investment Corp.	6,771,282	114,976
	Hospitality Properties Trust	3,640,575	114,787
	Old Republic International Corp.	5,558,272	113,833
	Cullen/Frost Bankers Inc.	1,273,437	113,298
	Commerce Bancshares Inc.	2,001,501	112,404
	Jones Lang LaSalle Inc.	1,003,530	111,843
	American Homes 4 Rent Class A	4,835,970	111,034
	Highwoods Properties Inc.	2,254,489	110,763
	Spirit Realty Capital Inc.	10,779,276	109,194
	Eaton Vance Corp.	2,394,664	107,664
	Assured Guaranty Ltd.	2,892,350	107,335
	Senior Housing Properties Trust	5,279,323	106,906
	Synovus Financial Corp.	2,579,622	105,816
	Brown & Brown Inc.	2,499,111	104,263
	CubeSmart	4,013,389	104,188
	EPR Properties	1,410,748	103,873
*	Western Alliance Bancorp	2,098,954	103,038
	Webster Financial Corp.	2,037,544	101,959
	Prosperity Bancshares Inc.	1,459,705	101,756
	FNB Corp.	6,795,722	101,052
	PrivateBancorp Inc.	1,685,093	100,044
	Navient Corp.	6,761,908	99,806
	Healthcare Trust of America Inc. Class A	3,149,370	99,079
	DCT Industrial Trust Inc.	2,042,273	98,274
	Allied World Assurance Co. Holdings AG	1,842,532	97,838
	Investors Bancorp Inc.	6,771,682	97,377
	First American Financial Corp.	2,451,957	96,313
*,^ Athene Holding Ltd. Class A		1,925,397	96,251
*	Howard Hughes Corp.	817,420	95,843
	First Horizon National Corp.	5,156,038	95,387
	Validus Holdings Ltd.	1,681,674	94,830
	Popular Inc.	2,308,299	94,017
	Realogy Holdings Corp.	3,153,804	93,952
	Medical Properties Trust Inc.	7,097,418	91,486
*	Texas Capital Bancshares Inc.	1,091,704	91,103
	CyrusOne Inc.	1,760,656	90,621
	STORE Capital Corp.	3,785,877	90,407
	Apple Hospitality REIT Inc.	4,712,798	90,014
	Weingarten Realty Investors	2,693,783	89,945
	IBERIABANK Corp.	1,123,986	88,907
	Umpqua Holdings Corp.	4,941,380	87,660
	DDR Corp.	6,963,081	87,247
	BankUnited Inc.	2,326,078	86,786
*	Equity Commonwealth	2,752,784	85,942
	Radian Group Inc.	4,770,790	85,683
	Hanover Insurance Group Inc.	950,181	85,573
	DuPont Fabros Technology Inc.	1,716,414	85,117
	Uniti Group Inc.	3,290,868	85,069
	Life Storage Inc.	1,034,380	84,943
	Hancock Holding Co.	1,856,277	84,553
	Healthcare Realty Trust Inc.	2,590,711	84,198
	Taubman Centers Inc.	1,269,361	83,803
	GEO Group Inc.	1,800,167	83,474

Primerica Inc.	1,014,736	83,411
Associated Banc-Corp	3,375,394	82,360
CoreCivic Inc.	2,619,790	82,314
Gramercy Property Trust	3,127,590	82,256
Outfront Media Inc.	3,076,284	81,675
* Zillow Group Inc.	2,394,211	80,613
Chemical Financial Corp.	1,568,874	80,248
* Liberty Ventures Class A	1,803,038	80,199
CNO Financial Group Inc.	3,892,791	79,802
Chimera Investment Corp.	3,937,687	79,463
Wintrust Financial Corp.	1,143,406	79,032
Bank of Hawaii Corp.	956,031	78,739
Rayonier Inc.	2,744,472	77,778
* MGIC Investment Corp.	7,578,910	76,774
Cousins Properties Inc.	9,244,915	76,455
MB Financial Inc.	1,774,606	75,989
Retail Properties of America Inc.	5,224,209	75,333
UMB Financial Corp.	998,469	75,195
Home BancShares Inc.	2,768,419	74,941
Two Harbors Investment Corp.	7,783,992	74,649
Sunstone Hotel Investors Inc.	4,869,392	74,648
Park Hotels & Resorts Inc.	2,851,868	73,207
United Bankshares Inc.	1,719,888	72,665
LaSalle Hotel Properties	2,501,333	72,414
White Mountains Insurance Group Ltd.	82,239	72,360
* Stifel Financial Corp.	1,432,227	71,883
Corporate Office Properties Trust	2,170,058	71,829
LPL Financial Holdings Inc.	1,802,010	71,774
ProAssurance Corp.	1,189,131	71,645
Colony Starwood Homes	2,089,852	70,950
Legg Mason Inc.	1,951,938	70,484
Empire State Realty Trust Inc.	3,413,528	70,455
Aspen Insurance Holdings Ltd.	1,341,857	69,844
Tanger Factory Outlet Centers Inc.	2,123,544	69,589
Pinnacle Financial Partners Inc.	1,041,992	69,240
Piedmont Office Realty Trust Inc. Class A	3,223,284	68,914
First Industrial Realty Trust Inc.	2,580,851	68,728
Fulton Financial Corp.	3,843,555	68,607
CoreSite Realty Corp.	755,841	68,063
Erie Indemnity Co. Class A	549,519	67,426
Sterling Bancorp	2,831,363	67,103
MFA Financial Inc.	8,238,498	66,567
Education Realty Trust Inc.	1,622,799	66,291
Physicians Realty Trust	3,335,508	66,277
Paramount Group Inc.	4,074,401	66,046
Valley National Bancorp	5,574,323	65,777
Washington Federal Inc.	1,975,838	65,400
Cathay General Bancorp	1,670,733	62,953
Brandywine Realty Trust	3,876,827	62,921
* SLM Corp.	5,112,349	61,859
RLJ Lodging Trust	2,612,777	61,426
Selective Insurance Group Inc.	1,290,812	60,862
Blackstone Mortgage Trust Inc. Class A	1,964,535	60,822
National Health Investors Inc.	834,690	60,624
Columbia Property Trust Inc.	2,721,616	60,556
Ryman Hospitality Properties Inc.	957,888	59,226
Urban Edge Properties	2,208,612	58,087

	TCF Financial Corp.	3,411,913	58,071
	Glacier Bancorp Inc.	1,700,900	57,712
	BancorpSouth Inc.	1,871,397	56,610
*	Essent Group Ltd.	1,558,024	56,354
^	First Financial Bankshares Inc.	1,397,349	56,034
	RLI Corp.	931,540	55,911
	Evercore Partners Inc. Class A	713,719	55,599
	BGC Partners Inc. Class A	4,874,998	55,380
	South State Corp.	619,557	55,357
	Great Western Bancorp Inc.	1,300,019	55,134
	Hope Bancorp Inc.	2,864,328	54,909
^	Financial Engines Inc.	1,242,965	54,131
	Community Bank System Inc.	984,430	54,124
	Federated Investors Inc. Class B	2,045,453	53,877
	Acadia Realty Trust	1,786,835	53,712
	Old National Bancorp	3,021,330	52,420
	First Citizens BancShares Inc. Class A	156,199	52,384
	EastGroup Properties Inc.	698,260	51,343
*	HRG Group Inc.	2,655,315	51,301
	Washington REIT	1,639,955	51,298
	FirstCash Inc.	1,038,146	51,025
	Retail Opportunity Investments Corp.	2,402,540	50,525
	CVB Financial Corp.	2,277,523	50,311
	Columbia Banking System Inc.	1,289,401	50,274
*	Blackhawk Network Holdings Inc.	1,233,354	50,074
	Care Capital Properties Inc.	1,856,894	49,895
	Interactive Brokers Group Inc.	1,436,197	49,865
	PS Business Parks Inc.	433,623	49,763
	DiamondRock Hospitality Co.	4,401,323	49,075
*,^ Credit Acceptance Corp.		244,079	48,672
	Mack-Cali Realty Corp.	1,767,090	47,605
	First Midwest Bancorp Inc.	2,008,735	47,567
	Alexander & Baldwin Inc.	1,045,460	46,544
^	Pebblebrook Hotel Trust	1,592,466	46,516
	American National Insurance Co.	391,458	46,204
	EverBank Financial Corp.	2,366,527	46,100
	Hilltop Holdings Inc.	1,658,326	45,554
*	Invitation Homes Inc.	2,079,393	45,393
	Kennedy-Wilson Holdings Inc.	2,039,311	45,273
	Trustmark Corp.	1,422,169	45,211
*	HealthEquity Inc.	1,054,811	44,777
	STAG Industrial Inc.	1,786,511	44,699
	International Bancshares Corp.	1,247,285	44,154
	American Equity Investment Life Holding Co.	1,850,389	43,725
	Janus Capital Group Inc.	3,309,826	43,690
*	LendingClub Corp.	7,920,331	43,483
	Argo Group International Holdings Ltd.	638,262	43,274
	QTS Realty Trust Inc. Class A	875,416	42,677
	LTC Properties Inc.	879,196	42,114
	Lexington Realty Trust	4,200,230	41,918
	Astoria Financial Corp.	2,023,965	41,512
	Kite Realty Group Trust	1,927,052	41,432
	Potlatch Corp.	898,676	41,070
	United Community Banks Inc.	1,483,065	41,066
*	Eagle Bancorp Inc.	681,414	40,680
	Capitol Federal Financial Inc.	2,778,819	40,654
	Towne Bank	1,249,082	40,470

	Xenia Hotels & Resorts Inc.	2,363,079	40,338
	Banner Corp.	718,317	39,967
*	FCB Financial Holdings Inc. Class A	802,551	39,766
*	Quality Care Properties Inc.	2,084,095	39,306
	Invesco Mortgage Capital Inc.	2,533,604	39,068
	Sabra Health Care REIT Inc.	1,364,200	38,102
	Mercury General Corp.	623,433	38,023
*	Enstar Group Ltd.	197,500	37,782
	BOK Financial Corp.	480,121	37,579
	Apollo Commercial Real Estate Finance Inc.	1,987,569	37,386
	Renasant Corp.	938,801	37,261
	CBL & Associates Properties Inc.	3,900,566	37,211
	Independent Bank Corp.	571,908	37,174
	LegacyTexas Financial Group Inc.	928,776	37,058
*,^ Zillow Group Inc. Class A		1,088,245	36,794
	Monogram Residential Trust Inc.	3,672,323	36,613
*	Genworth Financial Inc. Class A	8,885,591	36,609
	Horace Mann Educators Corp.	891,203	36,584
	BNC Bancorp	1,042,126	36,527
	ServisFirst Bancshares Inc.	993,027	36,126
	First Financial Bancorp	1,315,022	36,097
	Northwest Bancshares Inc.	2,140,060	36,039
	First Merchants Corp.	913,963	35,937
	Ameris Bancorp	776,610	35,802
	American Assets Trust Inc.	855,000	35,773
	Select Income REIT	1,385,971	35,744
	Washington Prime Group Inc.	4,083,956	35,490
	WesBanco Inc.	930,855	35,475
	New York REIT Inc.	3,613,780	35,018
	NBT Bancorp Inc.	942,784	34,949
	Simmons First National Corp. Class A	632,446	34,879
	Global Net Lease Inc.	1,438,495	34,639
	Kemper Corp.	862,002	34,394
*	PRA Group Inc.	1,033,800	34,270
	Union Bankshares Corp.	971,245	34,168
*	Green Dot Corp. Class A	1,017,916	33,958
	Provident Financial Services Inc.	1,304,912	33,732
*,^ BofI Holding Inc.		1,262,077	32,978
	First Hawaiian Inc.	1,100,543	32,928
	Rexford Industrial Realty Inc.	1,455,490	32,778
	Summit Hotel Properties Inc.	2,044,543	32,672
^	Government Properties Income Trust	1,556,487	32,577
*	Santander Consumer USA Holdings Inc.	2,427,668	32,337
	Four Corners Property Trust Inc.	1,394,886	31,845
	WSFS Financial Corp.	691,643	31,781
	Chesapeake Lodging Trust	1,307,104	31,318
	Park National Corp.	296,189	31,159
*	KCG Holdings Inc. Class A	1,724,008	30,739
^	Westamerica Bancorporation	546,221	30,496
	Navigators Group Inc.	559,430	30,377
*,^ OneMain Holdings Inc. Class A		1,209,985	30,068
	Waddell & Reed Financial Inc. Class A	1,743,397	29,638
	Franklin Street Properties Corp.	2,392,264	29,042
	Boston Private Financial Holdings Inc.	1,759,109	28,849
	CYS Investments Inc.	3,611,143	28,709
	Artisan Partners Asset Management Inc. Class A	1,035,393	28,577
	AmTrust Financial Services Inc.	1,536,312	28,360

	Redwood Trust Inc.	1,681,794	27,935
	CenterState Banks Inc.	1,058,764	27,422
	Terreno Realty Corp.	974,606	27,289
	Kearny Financial Corp.	1,807,872	27,208
	Capital Bank Financial Corp.	625,122	27,130
	Agree Realty Corp.	563,789	27,039
	S&T Bancorp Inc.	776,573	26,869
	AMERISAFE Inc.	405,018	26,286
	Heartland Financial USA Inc.	524,221	26,185
	First Commonwealth Financial Corp.	1,962,409	26,022
	Beneficial Bancorp Inc.	1,615,375	25,846
	CareTrust REIT Inc.	1,523,627	25,627
*	Walker & Dunlop Inc.	614,705	25,627
	National General Holdings Corp.	1,077,196	25,594
	Employers Holdings Inc.	667,007	25,313
	Tompkins Financial Corp.	313,560	25,257
	PennyMac Mortgage Investment Trust	1,420,423	25,213
	Berkshire Hills Bancorp Inc.	696,213	25,098
	NRG Yield Inc.	1,371,888	24,282
*	MBIA Inc.	2,848,058	24,123
	Ramco-Gershenson Properties Trust	1,717,669	24,082
	Capstead Mortgage Corp.	2,275,224	23,981
	Brookline Bancorp Inc.	1,514,275	23,698
	RE/MAX Holdings Inc. Class A	392,704	23,346
^	Banc of California Inc.	1,126,849	23,326
	Pennsylvania REIT	1,539,043	23,301
^	WisdomTree Investments Inc.	2,563,852	23,280
	HFF Inc. Class A	838,538	23,202
	Lakeland Financial Corp.	531,711	22,927
*	Pacific Premier Bancorp Inc.	587,400	22,644
	TFS Financial Corp.	1,362,120	22,638
	National Storage Affiliates Trust	945,779	22,604
	Infinity Property & Casualty Corp.	232,731	22,226
	Safety Insurance Group Inc.	316,584	22,193
	First Busey Corp.	751,356	22,090
	Stewart Information Services Corp.	494,563	21,850
	FelCor Lodging Trust Inc.	2,904,739	21,815
	Maiden Holdings Ltd.	1,553,704	21,752
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,069,595	21,606
	Moelis & Co. Class A	558,277	21,494
	Sandy Spring Bancorp Inc.	516,853	21,186
	Hanmi Financial Corp.	683,943	21,031
*,^ Black Knight Financial Services Inc. Class A		545,227	20,882
	City Holding Co.	322,611	20,802
	State Bank Financial Corp.	792,793	20,708
	Cardinal Financial Corp.	688,090	20,601
*	St. Joe Co.	1,196,623	20,402
*	Seacoast Banking Corp. of Florida	848,418	20,345
*	First BanCorp	3,577,404	20,212
	Southside Bancshares Inc.	601,722	20,200
	Piper Jaffray Cos.	316,089	20,182
^	ARMOUR Residential REIT Inc.	882,052	20,031
	Lakeland Bancorp Inc.	1,020,457	20,001
	Meridian Bancorp Inc.	1,088,936	19,928
	New Senior Investment Group Inc.	1,951,645	19,907
	National Bank Holdings Corp. Class A	612,415	19,904
	Central Pacific Financial Corp.	650,947	19,880

	Universal Health Realty Income Trust	307,776	19,852
	Monmouth Real Estate Investment Corp.	1,389,534	19,829
*,^ LendingTree Inc.		157,656	19,762
	Alexander's Inc.	45,646	19,713
	Stock Yards Bancorp Inc.	483,581	19,658
	Ladder Capital Corp. Class A	1,360,469	19,645
^	Seritage Growth Properties Class A	454,638	19,618
	United Fire Group Inc.	455,852	19,497
*	FNFV Group	1,444,386	19,138
*	iStar Inc.	1,611,118	19,011
	Cohen & Steers Inc.	467,731	18,695
*	Customers Bancorp Inc.	589,505	18,587
	Nelnet Inc. Class A	421,620	18,492
	Parkway Inc.	925,867	18,416
	United Financial Bancorp Inc.	1,065,156	18,118
	Universal Insurance Holdings Inc.	739,324	18,113
	First Interstate BancSystem Inc. Class A	456,458	18,099
	Getty Realty Corp.	709,451	17,928
	MTGE Investment Corp.	1,069,866	17,920
	Tier REIT Inc.	1,028,033	17,847
	Independent Bank Group Inc.	277,239	17,826
	Saul Centers Inc.	288,358	17,769
	Meta Financial Group Inc.	196,729	17,411
	Investors Real Estate Trust	2,935,909	17,410
*	Third Point Reinsurance Ltd.	1,419,693	17,178
	Northfield Bancorp Inc.	951,102	17,139
	OceanFirst Financial Corp.	608,218	17,137
	Enterprise Financial Services Corp.	402,677	17,074
*	Liberty Broadband Corp. Class A	200,327	17,046
	Easterly Government Properties Inc.	860,222	17,024
	MainSource Financial Group Inc.	515,819	16,986
	James River Group Holdings Ltd.	391,702	16,788
	Hersha Hospitality Trust Class A	882,144	16,576
	Altisource Residential Corp.	1,071,803	16,345
	ConnectOne Bancorp Inc.	672,204	16,301
	Houlihan Lokey Inc. Class A	468,639	16,145
	BancFirst Corp.	179,371	16,125
*	HomeStreet Inc.	572,289	15,995
*,^ Encore Capital Group Inc.		516,763	15,916
	TrustCo Bank Corp. NY	2,013,981	15,810
	Flushing Financial Corp.	588,253	15,806
	Chatham Lodging Trust	794,887	15,699
	Community Trust Bancorp Inc.	340,464	15,576
	TriCo Bancshares	437,915	15,559
	Greenhill & Co. Inc.	529,413	15,512
	National Western Life Group Inc. Class A	50,869	15,472
	Heritage Financial Corp.	621,017	15,370
	Oritani Financial Corp.	903,977	15,368
	Virtus Investment Partners Inc.	145,095	15,366
*	Greenlight Capital Re Ltd. Class A	693,497	15,326
^	New York Mortgage Trust Inc.	2,458,382	15,168
	FBL Financial Group Inc. Class A	231,362	15,143
	Preferred Bank	280,854	15,071
	Silver Bay Realty Trust Corp.	699,522	15,019
	Washington Trust Bancorp Inc.	304,098	14,992
	Camden National Corp.	337,283	14,854
	Independence Realty Trust Inc.	1,558,727	14,605

	CoBiz Financial Inc.	855,177	14,367
	InfraREIT Inc.	795,878	14,326
*	NMI Holdings Inc. Class A	1,248,552	14,234
	Univest Corp. of Pennsylvania	548,809	14,214
	Investment Technology Group Inc.	694,661	14,067
	Bryn Mawr Bank Corp.	355,754	14,052
	Dime Community Bancshares Inc.	683,175	13,868
	NRG Yield Inc. Class A	796,875	13,858
	Bridge Bancorp Inc.	387,226	13,553
	Stonegate Bank	285,948	13,465
*	INTL. FCStone Inc.	352,544	13,383
*	CU Bancorp	336,052	13,324
	Horizon Bancorp	507,428	13,305
	First of Long Island Corp.	484,641	13,110
*	Flagstar Bancorp Inc.	463,930	13,078
	Diamond Hill Investment Group Inc.	67,218	13,077
	Park Sterling Corp.	1,061,865	13,072
	Anworth Mortgage Asset Corp.	2,346,903	13,025
	German American Bancorp Inc.	274,892	13,013
	Armada Hoffler Properties Inc.	932,372	12,951
	PJT Partners Inc.	358,839	12,592
	Heritage Commerce Corp.	891,202	12,566
	First Potomac Realty Trust	1,203,616	12,373
	Guaranty Bancorp	506,585	12,335
	Great Southern Bancorp Inc.	242,343	12,238
	Mercantile Bank Corp.	351,210	12,082
	Gladstone Commercial Corp.	583,419	12,059
	Ashford Hospitality Trust Inc.	1,882,341	11,991
	CatchMark Timber Trust Inc. Class A	1,036,624	11,942
	AG Mortgage Investment Trust Inc.	657,502	11,868
	Urstadt Biddle Properties Inc. Class A	572,306	11,767
	Pacific Continental Corp.	478,686	11,728
	OFG Bancorp	975,490	11,511
	Peoples Bancorp Inc.	355,971	11,270
*,^ Nationstar Mortgage Holdings Inc.		712,374	11,227
	QCR Holdings Inc.	262,905	11,134
*	TriState Capital Holdings Inc.	470,020	10,975
	First Bancorp	374,224	10,961
	Kinsale Capital Group Inc.	335,417	10,747
*	Forestar Group Inc.	785,240	10,719
	First Financial Corp.	220,334	10,466
	Fidelity Southern Corp.	465,179	10,411
	Suffolk Bancorp	256,092	10,349
*	Ocwen Financial Corp.	1,883,187	10,301
	CorEnergy Infrastructure Trust Inc.	304,943	10,301
	State National Cos. Inc.	713,502	10,274
	Southwest Bancorp Inc.	389,397	10,183
*	Franklin Financial Network Inc.	262,482	10,171
	Waterstone Financial Inc.	555,107	10,131
	UMH Properties Inc.	659,642	10,033
	NexPoint Residential Trust Inc.	414,161	10,006
*	Triumph Bancorp Inc.	387,180	9,989
	Virtu Financial Inc. Class A	575,364	9,781
	Financial Institutions Inc.	293,561	9,673
	Cedar Realty Trust Inc.	1,925,060	9,664
	Arrow Financial Corp.	283,511	9,611
	Peapack Gladstone Financial Corp.	323,938	9,585

*	MoneyGram International Inc.	564,324	9,486
	Bar Harbor Bankshares	285,996	9,461
*	Enova International Inc.	634,287	9,419
^	Live Oak Bancshares Inc.	434,015	9,396
	Western Asset Mortgage Capital Corp.	954,808	9,328
	Bank Mutual Corp.	991,212	9,317
*	Marcus & Millichap Inc.	376,708	9,260
	Independent Bank Corp.	443,795	9,187
	First Defiance Financial Corp.	184,594	9,139
*	First Foundation Inc.	586,533	9,097
*	EZCORP Inc. Class A	1,112,831	9,070
	Blue Hills Bancorp Inc.	506,099	9,034
*,^ Cowen Group Inc. Class A		600,019	8,970
*	Republic First Bancorp Inc.	1,078,322	8,950
*	Green Bancorp Inc.	499,252	8,887
*	Allegiance Bancshares Inc.	238,523	8,873
	Westwood Holdings Group Inc.	163,955	8,757
	Midland States Bancorp Inc.	253,500	8,718
^	Arlington Asset Investment Corp. Class A	613,078	8,663
	Whitestone REIT	623,647	8,631
*	HomeTrust Bancshares Inc.	366,568	8,614
	Federal Agricultural Mortgage Corp.	149,181	8,588
*	Ambac Financial Group Inc.	454,693	8,576
	United Community Financial Corp.	1,019,232	8,500
	Clifton Bancorp Inc.	519,447	8,410
	Farmland Partners Inc.	749,151	8,368
*	Global Indemnity Ltd.	216,613	8,337
	MidWestOne Financial Group Inc.	242,676	8,321
	State Auto Financial Corp.	301,210	8,268
^	HCI Group Inc.	181,400	8,268
	1st Source Corp.	175,787	8,253
*,^ Altisource Portfolio Solutions SA		223,891	8,239
	Preferred Apartment Communities Inc. Class A	623,485	8,236
^	Fidelity & Guaranty Life	296,011	8,229
*	Veritex Holdings Inc.	290,152	8,159
	Community Healthcare Trust Inc.	338,482	8,090
*	PennyMac Financial Services Inc. Class A	473,217	8,068
*	Atlantic Capital Bancshares Inc.	425,706	8,067
	Heritage Insurance Holdings Inc.	623,056	7,956
	RMR Group Inc. Class A	159,578	7,899
	OneBeacon Insurance Group Ltd. Class A	483,274	7,732
	Bank of Marin Bancorp	119,771	7,707
	MedEquities Realty Trust Inc.	684,654	7,675
	Farmers National Banc Corp.	533,883	7,661
	Arbor Realty Trust Inc.	911,743	7,640
	Carolina Financial Corp.	252,640	7,579
	People's Utah Bancorp	284,536	7,526
	Ares Commercial Real Estate Corp.	553,788	7,410
	City Office REIT Inc.	607,256	7,378
*	Tejon Ranch Co.	335,528	7,345
	Charter Financial Corp.	372,448	7,326
	Opus Bank	362,857	7,312
	American National Bankshares Inc.	195,532	7,284
	Heritage Oaks Bancorp	544,611	7,271
	First Connecticut Bancorp Inc.	286,860	7,114
*	National Commerce Corp.	194,316	7,112
	Dynex Capital Inc.	1,000,042	7,090

*,^ Citizens Inc. Class A		928,383	6,898
	West Bancorporation Inc.	297,901	6,837
^	Orchid Island Capital Inc.	680,198	6,795
	Resource Capital Corp.	690,355	6,745
	CNB Financial Corp.	281,226	6,719
	Ashford Hospitality Prime Inc.	633,095	6,717
*	PICO Holdings Inc.	479,642	6,715
	First Community Bancshares Inc.	268,822	6,713
*	Nicolet Bankshares Inc.	140,801	6,666
	Enterprise Bancorp Inc.	189,494	6,587
	One Liberty Properties Inc.	281,285	6,571
	EMC Insurance Group Inc.	232,856	6,534
*	Xenith Bankshares Inc.	257,181	6,525
	United Insurance Holdings Corp.	408,388	6,514
*	HarborOne Bancorp Inc.	340,434	6,465
	MBT Financial Corp.	569,575	6,465
	Farmers Capital Bank Corp.	159,331	6,437
*	WMIH Corp.	4,429,215	6,422
	GAIN Capital Holdings Inc.	765,441	6,376
	Old Second Bancorp Inc.	563,540	6,340
*,^ World Acceptance Corp.		121,837	6,309
	Prudential Bancorp Inc.	353,203	6,305
	Sierra Bancorp	228,518	6,268
	Sutherland Asset Management Corp.	428,505	6,192
	Timberland Bancorp Inc.	270,330	6,055
	Bluerock Residential Growth REIT Inc. Class A	491,602	6,052
	Cherry Hill Mortgage Investment Corp.	351,292	6,004
*	Bancorp Inc.	1,171,119	5,973
*	Pacific Mercantile Bancorp	767,710	5,796
*	Equity Bancshares Inc. Class A	179,499	5,703
*,^ FB Financial Corp.		160,335	5,669
^	Wheeler REIT Inc.	3,266,001	5,650
*	FRP Holdings Inc.	139,016	5,561
	RAIT Financial Trust	1,717,045	5,495
	Ames National Corp.	179,455	5,491
	Republic Bancorp Inc. Class A	157,234	5,407
	Investar Holding Corp.	243,121	5,324
^	First Bancshares Inc.	185,615	5,290
	Central Valley Community Bancorp	255,727	5,242
	Hingham Institution for Savings	29,506	5,218
	Capital City Bank Group Inc.	241,656	5,169
*	Safeguard Scientifics Inc.	405,040	5,144
*,^ CardConnect Corp.		389,689	5,144
	Old Line Bancshares Inc.	180,614	5,144
	Peoples Financial Services Corp.	123,049	5,143
	Shore Bancshares Inc.	303,151	5,066
	Baldwin & Lyons Inc. Class B	207,121	5,064
	Sun Bancorp Inc.	206,630	5,042
*	Cascade Bancorp	653,394	5,038
	First Mid-Illinois Bancshares Inc.	147,699	4,998
	Western New England Bancorp Inc.	473,811	4,975
*	Regional Management Corp.	255,390	4,962
	Consolidated-Tomoka Land Co.	92,551	4,955
	NewStar Financial Inc.	464,929	4,919
	Federated National Holding Co.	281,803	4,912
	WashingtonFirst Bankshares Inc.	174,962	4,899
	National Bankshares Inc.	129,222	4,852

	Macatawa Bank Corp.	486,475	4,806
	Merchants Bancshares Inc.	98,351	4,790
	Civista Bancshares Inc.	214,442	4,752
	Bank of Commerce Holdings	442,890	4,739
	Orrstown Financial Services Inc.	210,135	4,697
*	On Deck Capital Inc.	929,647	4,685
*	First Northwest Bancorp	302,022	4,681
*	eHealth Inc.	388,247	4,675
	Jernigan Capital Inc.	201,980	4,654
	Citizens & Northern Corp.	198,090	4,612
	MidSouth Bancorp Inc.	299,101	4,576
	Tiptree Inc.	624,992	4,562
*	First Community Financial Partners Inc.	355,182	4,529
	Pzena Investment Management Inc. Class A	459,472	4,521
	Winthrop Realty Trust	562,609	4,510
	Southern National Bancorp of Virginia Inc.	266,340	4,509
	Penns Woods Bancorp Inc.	103,519	4,498
*	Southern First Bancshares Inc.	137,728	4,497
*	Ladenburg Thalmann Financial Services Inc.	1,803,152	4,472
	First Bancorp Inc.	163,463	4,454
^	Ellington Residential Mortgage REIT	303,091	4,443
	Codorus Valley Bancorp Inc.	169,745	4,398
	First Internet Bancorp	148,164	4,371
*,^ Health Insurance Innovations Inc. Class A		273,011	4,368
	Marlin Business Services Corp.	169,611	4,368
	Territorial Bancorp Inc.	139,054	4,334
^	Global Medical REIT Inc.	463,975	4,213
	Southern Missouri Bancorp Inc.	118,327	4,203
	Owens Realty Mortgage Inc.	232,758	4,143
	BankFinancial Corp.	278,046	4,037
	FBR & Co.	219,692	3,965
	Stratus Properties Inc.	142,314	3,899
*	Carolina Bank Holdings Inc.	138,416	3,874
	Great Ajax Corp.	293,875	3,835
	ESSA Bancorp Inc.	256,659	3,742
	Middleburg Financial Corp.	91,400	3,660
	Bear State Financial Inc.	383,531	3,605
*	AV Homes Inc.	218,960	3,602
	Donegal Group Inc. Class A	202,960	3,576
*	BSB Bancorp Inc.	126,386	3,570
	First Financial Northwest Inc.	201,997	3,569
	LCNB Corp.	149,069	3,555
	Silvercrest Asset Management Group Inc. Class A	266,496	3,544
	Investors Title Co.	22,132	3,500
	Northrim BanCorp Inc.	116,478	3,500
*	Entegra Financial Corp.	144,122	3,409
	First Business Financial Services Inc.	130,431	3,386
	Unity Bancorp Inc.	199,003	3,373
^	Access National Corp.	111,935	3,360
	ACNB Corp.	115,352	3,328
	Reis Inc.	185,335	3,318
	Kingstone Cos. Inc.	207,138	3,304
	Associated Capital Group Inc. Class A	89,830	3,247
	Home Bancorp Inc.	91,599	3,091
*	Paragon Commercial Corp.	57,638	3,083
	BCB Bancorp Inc.	183,355	3,053
	Sotherly Hotels Inc.	464,390	2,972

*	SmartFinancial Inc.	139,194	2,929
*	Trinity Place Holdings Inc.	400,349	2,927
	Chemung Financial Corp.	72,968	2,882
^	Five Oaks Investment Corp.	559,330	2,869
*	Stonegate Mortgage Corp.	357,827	2,848
	Provident Financial Holdings Inc.	150,670	2,810
*,^ Impac Mortgage Holdings Inc.		224,990	2,803
	Century Bancorp Inc. Class A	45,204	2,750
*	UCP Inc.	267,715	2,717
*	Atlas Financial Holdings Inc.	197,962	2,702
^	Summit Financial Group Inc.	125,417	2,701
	Manning & Napier Inc.	464,929	2,650
	Premier Financial Bancorp Inc.	125,638	2,642
	Oppenheimer Holdings Inc. Class A	153,353	2,622
	MutualFirst Financial Inc.	82,894	2,615
	GAMCO Investors Inc. Class A	87,799	2,598
	C&F Financial Corp.	55,655	2,577
*	Centrue Financial Corp.	96,509	2,514
	Gladstone Land Corp.	222,121	2,466
*	Malvern Bancorp Inc.	116,188	2,463
	Commerce Union Bancshares Inc.	111,252	2,420
	United Bancorp Inc.	194,803	2,338
	HopFed Bancorp Inc.	161,415	2,308
*	MSB Financial Corp.	139,627	2,304
	1st Constitution Bancorp	123,873	2,285
	Independence Holding Co.	120,758	2,246
	County Bancorp Inc.	76,892	2,234
	SI Financial Group Inc.	155,648	2,187
	Federal Agricultural Mortgage Corp. Class A	38,986	2,186
*	Maui Land & Pineapple Co. Inc.	184,180	2,164
^	CPI Card Group Inc.	510,300	2,143
*	Innovative Industrial Properties Inc.	124,855	2,130
*	Hallmark Financial Services Inc.	190,242	2,102
	Blue Capital Reinsurance Holdings Ltd.	107,626	2,077
*	Consumer Portfolio Services Inc.	436,157	2,054
	FS Bancorp Inc.	55,483	2,014
	Bankwell Financial Group Inc.	58,456	2,010
	American River Bankshares	126,569	1,876
*	Atlantic Coast Financial Corp.	244,134	1,860
*	Bay Bancorp Inc.	234,997	1,845
*,^ First NBC Bank Holding Co.		439,600	1,758
	Evans Bancorp Inc.	45,553	1,749
*	Performant Financial Corp.	596,029	1,746
	Parke Bancorp Inc.	81,471	1,739
	Northeast Bancorp	112,168	1,711
	Global Self Storage Inc.	357,723	1,703
	Summit State Bank	126,542	1,645
*	Ashford Inc.	29,087	1,634
	DNB Financial Corp.	47,025	1,599
	Medley Management Inc. Class A	191,156	1,587
*	Westbury Bancorp Inc.	75,189	1,568
	Two River Bancorp	80,360	1,420
	CB Financial Services Inc.	50,236	1,397
	Greene County Bancorp Inc.	55,170	1,288
*	Nicholas Financial Inc.	120,764	1,284
*	Sunshine Bancorp Inc.	60,594	1,269
	First US Bancshares Inc.	102,457	1,267

*	Select Bancorp Inc.	112,318	1,233
*	Coastway Bancorp Inc.	69,446	1,201
	Sussex Bancorp	45,927	1,125
	Urstadt Biddle Properties Inc.	64,362	1,106
	Citizens Community Bancorp Inc.	77,602	1,072
	Poage Bankshares Inc.	54,231	1,058
*	Security National Financial Corp. Class A	151,599	1,031
*	Provident Bancorp Inc.	48,120	1,008
	AmeriServ Financial Inc.	261,840	982
	PB Bancorp Inc.	95,484	974
	Manhattan Bridge Capital Inc.	162,879	961
*,^ Altisource Asset Management Corp.		12,563	945
*,^ JW Mays Inc.		22,036	876
	SB Financial Group Inc.	51,539	865
	Mackinac Financial Corp.	63,352	864
	First Guaranty Bancshares Inc.	32,346	783
	Fifth Street Asset Management Inc.	164,515	757
^	Home Federal Bancorp Inc.	26,980	752
*	Conifer Holdings Inc.	103,597	741
*	1347 Property Insurance Holdings Inc.	91,546	737
	Bancorp of New Jersey Inc.	43,283	660
*	IZEA Inc.	144,706	608
	Hennessy Advisors Inc.	34,495	580
*	Capstar Financial Holdings Inc.	30,373	579
*,^ Walter Investment Management Corp.		517,462	559
	Eagle Bancorp Montana Inc.	26,375	531
	First Savings Financial Group Inc.	10,483	524
	California First National Bancorp	28,965	469
*	Anchor Bancorp Inc.	17,990	462
*	Jason Industries Inc.	296,974	440
*	First Acceptance Corp.	312,816	422
	US Global Investors Inc. Class A	203,281	317
*,^ ZAIS Group Holdings Inc.		109,353	295
*	National Holdings Corp.	93,836	266
	Pathfinder Bancorp Inc.	17,572	255
	Wellesley Bank	9,433	245
	Stewardship Financial Corp.	27,139	233
*	Connecture Inc.	171,098	183
	WVS Financial Corp.	11,313	169
	Oxbridge Re Holdings Ltd.	25,500	167
*	InterGroup Corp.	6,301	159
*	First United Corp.	8,388	122
	Institutional Financial Markets Inc.	102,416	119
*,^ Global Brokerage Inc.		41,884	113
*,^ Income Opportunity Realty Investors Inc.		12,550	107
*	Asta Funding Inc.	11,266	92
*	RMG Networks Holding Corp.	111,292	88
*	Royal Bancshares of Pennsylvania Inc.	19,000	74
*	National Holdings Corp. Warrants	92,151	66
	Atlantic American Corp.	11,780	47
*	Randolph Bancorp Inc.	2,700	42
	Sound Financial Bancorp Inc.	1,135	35
*	ITUS Corp.	10,080	30
	Lake Shore Bancorp Inc.	1,884	29
*	Intersections Inc.	4,274	17
	National Security Group Inc.	800	13
*	Porter Bancorp Inc.	1,131	11

* LM Funding America Inc.	1,700	7
Baldwin & Lyons Inc. Class A	225	5
* GWG Holdings Inc.	100	1
NorthStar Realty Europe Corp.	22	—
		110,986,919
Health Care (12.5%)
Johnson & Johnson	60,605,913	7,548,466
Pfizer Inc.	132,577,086	4,535,462
Merck & Co. Inc.	61,416,404	3,902,398
UnitedHealth Group Inc.	21,441,668	3,516,648
Amgen Inc.	16,406,377	2,691,794
Medtronic plc	30,592,823	2,464,558
AbbVie Inc.	35,513,177	2,314,039
* Celgene Corp.	17,333,961	2,156,865
Bristol-Myers Squibb Co.	37,260,513	2,026,227
Gilead Sciences Inc.	29,186,001	1,982,313
Eli Lilly & Co.	22,121,745	1,860,660
Allergan plc	7,452,632	1,780,583
Abbott Laboratories	38,496,600	1,709,634
Thermo Fisher Scientific Inc.	8,802,908	1,352,127
* Biogen Inc.	4,810,864	1,315,386
Aetna Inc.	7,832,179	998,994
Anthem Inc.	5,887,907	973,742
* Express Scripts Holding Co.	13,491,569	889,229
Stryker Corp.	6,646,513	875,013
Becton Dickinson and Co.	4,741,557	869,791
Cigna Corp.	5,717,567	837,566
* Boston Scientific Corp.	30,379,613	755,541
Humana Inc.	3,325,003	685,416
* Regeneron Pharmaceuticals Inc.	1,740,582	674,493
* Intuitive Surgical Inc.	863,850	662,115
* Vertex Pharmaceuticals Inc.	5,535,016	605,254
* HCA Holdings Inc.	6,594,990	586,888
Zoetis Inc.	10,956,879	584,769
* Alexion Pharmaceuticals Inc.	4,754,341	576,416
Baxter International Inc.	10,825,156	561,393
* Illumina Inc.	3,258,783	556,079
Zimmer Biomet Holdings Inc.	4,461,810	544,832
* Incyte Corp.	3,375,241	451,168
* Edwards Lifesciences Corp.	4,732,618	445,197
CR Bard Inc.	1,611,899	400,621
* Mylan NV	9,533,603	371,715
* BioMarin Pharmaceutical Inc.	3,835,822	336,708
* Laboratory Corp. of America Holdings	2,291,633	328,781
Dentsply Sirona Inc.	5,144,664	321,233
* IDEXX Laboratories Inc.	1,959,908	303,021
* Henry Schein Inc.	1,765,677	300,112
Quest Diagnostics Inc.	3,049,460	299,426
* Waters Corp.	1,705,144	266,531
* Hologic Inc.	6,217,616	264,560
* Centene Corp.	3,639,870	259,377
* Quintiles IMS Holdings Inc.	3,153,428	253,946
Universal Health Services Inc. Class B	1,996,903	248,515
* DaVita Inc.	3,515,784	238,968
ResMed Inc.	3,154,621	227,038
Cooper Cos. Inc.	1,088,178	217,516
Perrigo Co. plc	3,034,394	201,453

*	Alkermes plc	3,400,712	198,942
	Teleflex Inc.	999,924	193,715
*	Varian Medical Systems Inc.	2,079,384	189,494
*	Jazz Pharmaceuticals plc	1,266,861	183,860
*	Align Technology Inc.	1,595,773	183,051
*	Envision Healthcare Corp.	2,615,477	160,381
*	DexCom Inc.	1,882,508	159,505
*	MEDNAX Inc.	2,085,666	144,704
*	Exelixis Inc.	6,376,966	138,189
*	WellCare Health Plans Inc.	984,729	138,069
*	United Therapeutics Corp.	1,002,040	135,656
	West Pharmaceutical Services Inc.	1,629,773	133,006
*	Bioverativ Inc.	2,422,922	131,952
	STERIS plc	1,892,096	131,425
*,^ Seattle Genetics Inc.		2,064,913	129,800
*,^ TESARO Inc.		833,001	128,174
*	ABIOMED Inc.	921,132	115,326
*,^ Ionis Pharmaceuticals Inc.		2,699,725	108,529
*	Mallinckrodt plc	2,332,665	103,967
	Hill-Rom Holdings Inc.	1,453,134	102,591
*	Charles River Laboratories International Inc.	1,051,657	94,597
*	Masimo Corp.	1,000,894	93,343
*	Bio-Rad Laboratories Inc. Class A	460,919	91,880
	Bio-Techne Corp.	830,638	84,434
*	Neurocrine Biosciences Inc.	1,943,671	84,161
	Patterson Cos. Inc.	1,852,544	83,791
*,^ NuVasive Inc.		1,118,747	83,548
*,^ Alnylam Pharmaceuticals Inc.		1,628,923	83,482
*,^ Bluebird Bio Inc.		909,510	82,674
	HealthSouth Corp.	1,880,578	80,508
*	Nektar Therapeutics Class A	3,405,402	79,925
*	Alere Inc.	1,938,845	77,030
*,^ Kite Pharma Inc.		978,895	76,833
*	Catalent Inc.	2,655,158	75,194
*,^ ACADIA Pharmaceuticals Inc.		2,160,187	74,267
*,^ Medicines Co.		1,496,407	73,174
*,^ Acadia Healthcare Co. Inc.		1,655,746	72,191
*	Wright Medical Group NV	2,296,944	71,481
*	PAREXEL International Corp.	1,132,596	71,478
	Healthcare Services Group Inc.	1,536,451	66,206
*	Prestige Brands Holdings Inc.	1,179,828	65,551
*,^ OPKO Health Inc.		7,471,414	59,771
	Cantel Medical Corp.	743,415	59,548
*	LifePoint Health Inc.	896,379	58,713
*,^ Exact Sciences Corp.		2,464,126	58,203
*	PRA Health Sciences Inc.	890,000	58,055
*,^ Clovis Oncology Inc.		896,486	57,079
*	Ultragenyx Pharmaceutical Inc.	836,763	56,716
*	Integra LifeSciences Holdings Corp.	1,328,641	55,976
*	Brookdale Senior Living Inc.	4,140,638	55,609
*	Insulet Corp.	1,276,703	55,013
	Bruker Corp.	2,336,023	54,499
*	VWR Corp.	1,912,734	53,939
*	Sage Therapeutics Inc.	745,750	53,000
*	Horizon Pharma plc	3,582,905	52,955
*	Neogen Corp.	803,523	52,671
*	INC Research Holdings Inc. Class A	1,131,416	51,875

*,^ Nevro Corp.		552,246	51,745
*	Ironwood Pharmaceuticals Inc. Class A	2,962,975	50,548
*	Portola Pharmaceuticals Inc.	1,273,265	49,899
*	Endo International plc	4,463,240	49,810
*,^ Penumbra Inc.		596,614	49,787
*	Akorn Inc.	1,953,317	47,036
	Owens & Minor Inc.	1,357,872	46,982
*	Haemonetics Corp.	1,155,240	46,868
*	Globus Medical Inc.	1,514,042	44,846
*,^ Ligand Pharmaceuticals Inc.		421,808	44,644
*	Zeltiq Aesthetics Inc.	801,892	44,593
*,^ Agios Pharmaceuticals Inc.		753,431	44,000
*	Molina Healthcare Inc.	947,798	43,220
*,^ Intercept Pharmaceuticals Inc.		359,854	40,700
*	ICU Medical Inc.	263,376	40,218
*	Halyard Health Inc.	1,039,567	39,597
*,^ Juno Therapeutics Inc.		1,770,354	39,284
*	NxStage Medical Inc.	1,437,313	38,563
*	HMS Holdings Corp.	1,885,543	38,333
*	Pacira Pharmaceuticals Inc.	790,403	36,042
*	Magellan Health Inc.	515,996	35,630
*,^ Sarepta Therapeutics Inc.		1,157,662	34,267
*	Array BioPharma Inc.	3,762,164	33,634
*	Aerie Pharmaceuticals Inc.	741,567	33,630
*,^ Radius Health Inc.		865,217	33,441
*	Supernus Pharmaceuticals Inc.	1,058,164	33,121
*,^ Theravance Biopharma Inc.		866,407	31,901
*,^ Tenet Healthcare Corp.		1,801,099	31,897
*,^ Halozyme Therapeutics Inc.		2,453,066	31,792
*	Select Medical Holdings Corp.	2,344,398	31,298
*	Omnicell Inc.	765,984	31,137
*	Air Methods Corp.	723,533	31,112
*	Amedisys Inc.	597,855	30,544
*	Merit Medical Systems Inc.	1,031,639	29,814
*	Inogen Inc.	383,555	29,749
*,^ Myriad Genetics Inc.		1,524,013	29,261
*,^ Varex Imaging Corp.		829,537	27,872
*	FibroGen Inc.	1,129,925	27,853
*,^ Spectranetics Corp.		952,639	27,746
*,^ Spark Therapeutics Inc.		514,361	27,436
*	Natus Medical Inc.	697,540	27,378
*	Blueprint Medicines Corp.	680,439	27,211
*	Repligen Corp.	759,660	26,740
*,^ Global Blood Therapeutics Inc.		708,851	26,121
*	Puma Biotechnology Inc.	697,620	25,951
*,^ TherapeuticsMD Inc.		3,589,107	25,842
*,^ Avexis Inc.		339,698	25,827
*	Glaukos Corp.	483,025	24,779
	CONMED Corp.	557,771	24,771
*,^ Intrexon Corp.		1,247,223	24,720
*	Insmed Inc.	1,390,713	24,351
*,^ Innoviva Inc.		1,738,912	24,049
*	Dermira Inc.	676,049	23,060
	Abaxis Inc.	475,274	23,051
*,^ Amicus Therapeutics Inc.		3,171,405	22,612
*	Emergent BioSolutions Inc.	768,048	22,304
*,^ MiMedx Group Inc.		2,329,552	22,201

*	Acorda Therapeutics Inc.	1,045,129	21,948
*	Five Prime Therapeutics Inc.	604,278	21,845
*	Impax Laboratories Inc.	1,712,770	21,667
*	Community Health Systems Inc.	2,406,953	21,350
*	Tivity Health Inc.	724,144	21,073
	Analogic Corp.	277,423	21,056
*	Xencor Inc.	866,695	20,731
*	Alder Biopharmaceuticals Inc.	983,566	20,458
*	Momenta Pharmaceuticals Inc.	1,523,043	20,333
*,^ Corcept Therapeutics Inc.		1,850,327	20,280
	Ensign Group Inc.	1,076,776	20,243
*,^ Synergy Pharmaceuticals Inc.		4,222,609	19,677
*,^ Teladoc Inc.		777,403	19,435
*	Cardiovascular Systems Inc.	684,343	19,350
*	Acceleron Pharma Inc.	716,288	18,960
*	LHC Group Inc.	343,823	18,532
*	Depomed Inc.	1,415,729	17,767
*	AMAG Pharmaceuticals Inc.	767,969	17,318
*,^ Eagle Pharmaceuticals Inc.		207,501	17,210
*	BioTelemetry Inc.	593,160	17,172
*	Loxo Oncology Inc.	407,647	17,154
	US Physical Therapy Inc.	259,927	16,973
*,^ ZIOPHARM Oncology Inc.		2,673,767	16,952
*,^ Achaogen Inc.		648,773	16,369
	Luminex Corp.	878,239	16,133
*,^ Accelerate Diagnostics Inc.		650,292	15,737
*,^ Lannett Co. Inc.		703,160	15,716
*	Retrophin Inc.	848,698	15,667
*,^ Epizyme Inc.		912,665	15,652
*,^ Heron Therapeutics Inc.		1,017,961	15,269
*	PharMerica Corp.	652,413	15,266
*	K2M Group Holdings Inc.	741,946	15,217
*	OraSure Technologies Inc.	1,170,337	15,132
	Kindred Healthcare Inc.	1,796,018	14,997
*	BioCryst Pharmaceuticals Inc.	1,764,507	14,822
*,^ Progenics Pharmaceuticals Inc.		1,553,650	14,666
	Atrion Corp.	31,047	14,536
*,^ Immunomedics Inc.		2,234,626	14,458
*	Orthofix International NV	378,173	14,427
	National HealthCare Corp.	198,483	14,152
*	Flexion Therapeutics Inc.	522,750	14,067
*	Vanda Pharmaceuticals Inc.	1,002,665	14,037
*	Coherus Biosciences Inc.	657,151	13,899
*,^ Omeros Corp.		906,973	13,713
*	Heska Corp.	129,978	13,645
*	HealthStream Inc.	560,818	13,589
*	AtriCure Inc.	706,504	13,530
*	Genomic Health Inc.	427,540	13,463
*,^ Lexicon Pharmaceuticals Inc.		934,826	13,405
*,^ Aimmune Therapeutics Inc.		616,072	13,387
*	Quidel Corp.	588,519	13,324
*	Anika Therapeutics Inc.	306,056	13,295
*	GenMark Diagnostics Inc.	1,034,108	13,257
*,^ Esperion Therapeutics Inc.		375,343	13,253
*,^ Editas Medicine Inc.		588,917	13,145
*	MacroGenics Inc.	701,933	13,056
	Meridian Bioscience Inc.	945,048	13,042

*,^ Endologix Inc.		1,799,328	13,027
*	Almost Family Inc.	264,741	12,866
*	NeoGenomics Inc.	1,573,040	12,411
*	Intra-Cellular Therapies Inc. Class A	763,368	12,405
*	AngioDynamics Inc.	704,312	12,220
*,^ NewLink Genetics Corp.		500,294	12,057
*	Cytokinetics Inc.	920,131	11,824
*,^ Aclaris Therapeutics Inc.		395,894	11,806
*,^ La Jolla Pharmaceutical Co.		392,385	11,713
*	Versartis Inc.	541,800	11,567
*	Achillion Pharmaceuticals Inc.	2,703,509	11,382
*	Amphastar Pharmaceuticals Inc.	770,624	11,174
*	REGENXBIO Inc.	573,241	11,064
*,^ Keryx Biopharmaceuticals Inc.		1,778,826	10,958
*,^ Cerus Corp.		2,458,985	10,943
*	CryoLife Inc.	656,088	10,924
*,^ TG Therapeutics Inc.		932,817	10,867
*	Enanta Pharmaceuticals Inc.	344,583	10,613
*	SciClone Pharmaceuticals Inc.	1,078,470	10,569
*	Spectrum Pharmaceuticals Inc.	1,621,201	10,538
*,^ Inovio Pharmaceuticals Inc.		1,590,482	10,529
*	Universal American Corp.	1,044,066	10,409
*,^ Karyopharm Therapeutics Inc.		806,592	10,357
*,^ Pacific Biosciences of California Inc.		1,953,271	10,098
*	Intersect ENT Inc.	580,582	9,957
*,^ Cara Therapeutics Inc.		531,199	9,769
*	Lion Biotechnologies Inc.	1,285,885	9,580
*	Revance Therapeutics Inc.	459,989	9,568
*,^ Celldex Therapeutics Inc.		2,604,897	9,404
*	CorVel Corp.	214,565	9,334
*	Capital Senior Living Corp.	662,742	9,318
*	Ardelyx Inc.	733,157	9,274
*,^ Foundation Medicine Inc.		287,562	9,274
*	Rigel Pharmaceuticals Inc.	2,733,159	9,047
*	Triple-S Management Corp. Class B	513,773	9,027
*,^ Merrimack Pharmaceuticals Inc.		2,897,954	8,926
*	Antares Pharma Inc.	3,128,285	8,884
*	ANI Pharmaceuticals Inc.	178,630	8,844
*	Surgery Partners Inc.	451,015	8,795
	PDL BioPharma Inc.	3,814,158	8,658
*,^ Novocure Ltd.		1,067,460	8,646
*,^ Atara Biotherapeutics Inc.		409,879	8,423
*	Tetraphase Pharmaceuticals Inc.	914,346	8,403
*	Accuray Inc.	1,763,946	8,379
	Invacare Corp.	702,786	8,363
*	Assembly Biosciences Inc.	326,372	8,319
*,^ Geron Corp.		3,657,444	8,302
*,^ ImmunoGen Inc.		2,121,954	8,212
*,^ Sangamo Therapeutics Inc.		1,576,309	8,197
*	Arena Pharmaceuticals Inc.	5,605,643	8,184
*,^ Albany Molecular Research Inc.		581,308	8,156
*,^ Teligent Inc.		1,041,912	8,137
*,^ Novavax Inc.		6,228,421	7,972
*,^ Sucampo Pharmaceuticals Inc. Class A		705,379	7,759
	LeMaitre Vascular Inc.	310,236	7,641
*	Invitae Corp.	690,689	7,639
*	Paratek Pharmaceuticals Inc.	393,951	7,584

*,^ Insys Therapeutics Inc.		716,890	7,535
*,^ Aduro Biotech Inc.		698,178	7,505
*,^ Bellicum Pharmaceuticals Inc.		605,564	7,473
*	Enzo Biochem Inc.	877,734	7,347
*	PTC Therapeutics Inc.	728,247	7,166
*,^ Calithera Biosciences Inc.		611,469	7,062
*	CytomX Therapeutics Inc.	408,314	7,052
*	NanoString Technologies Inc.	354,684	7,048
*,^ Organovo Holdings Inc.		2,205,286	7,013
*	Curis Inc.	2,518,769	7,002
*,^ Idera Pharmaceuticals Inc.		2,805,387	6,929
*	Surmodics Inc.	287,607	6,917
*,^ Advaxis Inc.		841,244	6,873
*,^ Adamas Pharmaceuticals Inc.		386,084	6,756
*	AxoGen Inc.	644,881	6,739
*,^ Rockwell Medical Inc.		1,068,164	6,687
*,^ Corbus Pharmaceuticals Holdings Inc.		789,081	6,510
*,^ XBiotech Inc.		394,254	6,501
*	Concert Pharmaceuticals Inc.	380,019	6,483
*	STAAR Surgical Co.	659,118	6,459
*	Otonomy Inc.	525,174	6,433
*,^ iRhythm Technologies Inc.		171,046	6,431
*	Akebia Therapeutics Inc.	692,841	6,374
*	Chimerix Inc.	988,670	6,308
*	Civitas Solutions Inc.	338,420	6,210
*	Agenus Inc.	1,647,197	6,210
*	Lantheus Holdings Inc.	484,074	6,051
*	Ignyta Inc.	701,341	6,032
*,^ Zogenix Inc.		543,974	5,902
*,^ BioTime Inc.		1,635,689	5,643
*,^ Dynavax Technologies Corp.		942,103	5,606
*,^ Zynerba Pharmaceuticals Inc.		276,569	5,559
*	Cutera Inc.	267,094	5,529
*	BioSpecifics Technologies Corp.	98,864	5,418
*	Medpace Holdings Inc.	179,778	5,366
*	Addus HomeCare Corp.	165,905	5,309
*	Natera Inc.	591,695	5,248
*,^ Seres Therapeutics Inc.		463,635	5,225
*	Exactech Inc.	201,464	5,077
*,^ Anavex Life Sciences Corp.		871,683	5,003
*,^ MyoKardia Inc.		374,201	4,921
*	ChemoCentryx Inc.	669,957	4,877
*,^ OncoMed Pharmaceuticals Inc.		521,807	4,806
*	Tactile Systems Technology Inc.	251,700	4,770
*,^ Minerva Neurosciences Inc.		577,963	4,682
	Utah Medical Products Inc.	75,141	4,681
*,^ Ocular Therapeutix Inc.		503,818	4,675
*	Veracyte Inc.	505,656	4,642
*,^ Collegium Pharmaceutical Inc.		436,245	4,389
*	Cascadian Therapeutics Inc.	1,046,246	4,331
*,^ Intellia Therapeutics Inc.		306,628	4,320
*,^ ConforMIS Inc.		807,967	4,218
*,^ Aratana Therapeutics Inc.		786,875	4,170
*,^ American Renal Associates Holdings Inc.		243,418	4,109
*	Stemline Therapeutics Inc.	478,158	4,088
*,^ MediciNova Inc.		665,692	3,988
*	Cempra Inc.	1,051,160	3,942

*	RTI Surgical Inc.	985,239	3,941
*	Ra Pharmaceuticals Inc.	181,339	3,861
*,^ BioScrip Inc.		2,231,081	3,793
*,^ Sorrento Therapeutics Inc.		958,302	3,785
*,^ Voyager Therapeutics Inc.		282,348	3,738
*	Fate Therapeutics Inc.	816,528	3,715
*	Infinity Pharmaceuticals Inc.	1,114,718	3,601
*,^ AnaptysBio Inc.		129,669	3,598
*	Audentes Therapeutics Inc.	210,772	3,592
*	Fluidigm Corp.	627,848	3,572
*	RadNet Inc.	604,762	3,568
*	Quorum Health Corp.	647,015	3,520
*,^ ViewRay Inc.		409,107	3,482
	Digirad Corp.	646,980	3,429
*	Catalyst Pharmaceuticals Inc.	1,748,734	3,410
*	Syndax Pharmaceuticals Inc.	248,056	3,403
*	Corvus Pharmaceuticals Inc.	163,463	3,395
*,^ Entellus Medical Inc.		245,351	3,386
*	Athersys Inc.	1,930,753	3,302
*	Edge Therapeutics Inc.	359,777	3,278
*	Recro Pharma Inc.	361,463	3,159
*,^ Trevena Inc.		831,796	3,053
*	Clearside Biomedical Inc.	376,509	2,990
*	Ophthotech Corp.	801,193	2,932
*,^ Arrowhead Pharmaceuticals Inc.		1,569,815	2,904
*,^ Pulse Biosciences Inc.		140,005	2,858
*,^ Sientra Inc.		336,781	2,836
*,^ Conatus Pharmaceuticals Inc.		482,844	2,786
*	IRIDEX Corp.	229,339	2,722
*,^ Abeona Therapeutics Inc.		544,017	2,720
*	Durect Corp.	2,576,202	2,705
*,^ Neos Therapeutics Inc.		372,833	2,684
*	FONAR Corp.	151,632	2,661
*,^ MannKind Corp.		1,736,918	2,571
*,^ InVivo Therapeutics Holdings Corp.		631,756	2,559
*,^ Genocea Biosciences Inc.		415,943	2,533
*	Kura Oncology Inc.	287,100	2,527
*,^ NantKwest Inc.		701,990	2,492
*	Alliance HealthCare Services Inc.	241,816	2,479
	Psychemedics Corp.	121,782	2,442
*	Fulgent Genetics Inc.	220,000	2,402
*	Protagonist Therapeutics Inc.	185,600	2,378
*,^ VIVUS Inc.		2,075,043	2,324
*,^ AcelRx Pharmaceuticals Inc.		732,481	2,307
*	Harvard Bioscience Inc.	878,204	2,283
*,^ Fortress Biotech Inc.		613,609	2,270
*	ArQule Inc.	2,137,145	2,265
*,^ BioDelivery Sciences International Inc.		1,188,137	2,257
*,^ Nobilis Health Corp.		1,308,039	2,224
*,^ Egalet Corp.		431,329	2,200
*,^ ContraVir Pharmaceuticals Inc.		1,241,150	2,197
*,^ AAC Holdings Inc.		252,809	2,156
*	Endocyte Inc.	837,199	2,152
*	Kindred Biosciences Inc.	291,683	2,056
*	Cymabay Therapeutics Inc.	467,513	2,010
*,^ Sophiris Bio Inc.		706,637	2,000
*	Proteostasis Therapeutics Inc.	250,239	1,957

*,^ Vericel Corp.		694,275	1,944
*	Applied Genetic Technologies Corp.	274,717	1,896
*	Pfenex Inc.	325,659	1,892
*,^ CTI BioPharma Corp.		449,205	1,887
*,^ OvaScience Inc.		988,777	1,849
*,^ Synthetic Biologics Inc.		2,898,531	1,828
*,^ Vital Therapies Inc.		442,228	1,769
*,^ T2 Biosystems Inc.		336,001	1,767
*,^ Adamis Pharmaceuticals Corp.		415,819	1,767
*,^ Actinium Pharmaceuticals Inc.		1,153,196	1,741
*,^ Kadmon Holdings Inc.		480,487	1,739
*,^ BrainStorm Cell Therapeutics Inc.		392,312	1,667
*	Zafgen Inc.	355,800	1,658
*,^ NantHealth Inc.		334,247	1,658
*	Mirati Therapeutics Inc.	317,556	1,651
*	Agile Therapeutics Inc.	506,381	1,623
*	Sunesis Pharmaceuticals Inc.	393,653	1,614
*	Asterias Biotherapeutics Inc.	467,455	1,589
*	Chembio Diagnostics Inc.	290,680	1,541
*,^ Ekso Bionics Holdings Inc.		368,540	1,511
*	Cidara Therapeutics Inc.	191,857	1,497
*,^ Navidea Biopharmaceuticals Inc.		2,580,431	1,488
*	GlycoMimetics Inc.	272,670	1,481
*,^ Zosano Pharma Corp.		738,283	1,403
*,^ Corindus Vascular Robotics Inc.		1,066,049	1,397
*	Bio-Path Holdings Inc.	1,684,163	1,393
*	SCYNEXIS Inc.	484,750	1,338
*,^ CytoSorbents Corp.		296,820	1,336
*	Syros Pharmaceuticals Inc.	83,679	1,333
*	Regulus Therapeutics Inc.	806,769	1,331
*	Aevi Genomic Medicine Inc.	708,483	1,318
*	Bovie Medical Corp.	491,996	1,314
*,^ Titan Pharmaceuticals Inc.		397,542	1,312
*,^ Rexahn Pharmaceuticals Inc.		2,566,166	1,309
*,^ Orexigen Therapeutics Inc.		380,351	1,308
*	Invuity Inc.	164,560	1,308
*,^ iRadimed Corp.		142,965	1,272
*,^ Alimera Sciences Inc.		889,093	1,245
	PharmAthene Inc.	1,530,749	1,242
*	Avinger Inc.	644,404	1,224
*,^ KalVista Pharmaceuticals Inc.		155,081	1,211
*	Cumberland Pharmaceuticals Inc.	174,158	1,209
*,^ Corium International Inc.		289,016	1,208
*	pSivida Corp.	699,532	1,203
*	Aldeyra Therapeutics Inc.	240,564	1,203
*	Verastem Inc.	576,766	1,194
*,^ Ocera Therapeutics Inc.		907,140	1,188
*,^ Neuralstem Inc.		219,815	1,161
*	Juniper Pharmaceuticals Inc.	239,881	1,139
*	Peregrine Pharmaceuticals Inc.	1,700,789	1,112
*	SeaSpine Holdings Corp.	139,932	1,098
*	Eiger BioPharmaceuticals Inc.	93,838	1,074
*	Biolase Inc.	789,921	1,066
*	Vermillion Inc.	504,917	1,055
*	Jounce Therapeutics Inc.	47,533	1,045
*,^ Biocept Inc.		484,150	1,031
*	ContraFect Corp.	562,432	1,012

Span-America Medical Systems Inc.	46,312	991
* Genesis Healthcare Inc.	374,905	990
* vTv Therapeutics Inc. Class A	150,518	986
* Tandem Diabetes Care Inc.	788,975	947
*,^ CorMedix Inc.	574,835	937
*,^ Senseonics Holdings Inc.	520,900	932
*,^ Evoke Pharma Inc.	300,546	932
*,^ VBI Vaccines Inc.	168,974	928
*,^ Viveve Medical Inc.	143,613	909
* Axsome Therapeutics Inc.	233,008	909
*,^ KemPharm Inc.	184,183	903
*,^ Galectin Therapeutics Inc.	384,823	885
*,^ Palatin Technologies Inc.	2,701,011	885
*,^ Inotek Pharmaceuticals Corp.	434,517	869
*,^ XOMA Corp.	121,167	862
* InfuSystem Holdings Inc.	372,833	858
* Aptevo Therapeutics Inc.	410,439	846
*,^ Pernix Therapeutics Holdings Inc.	228,092	844
* Immune Design Corp.	123,802	842
*,^ Marinus Pharmaceuticals Inc.	472,621	837
*,^ Threshold Pharmaceuticals Inc.	1,422,484	811
* Misonix Inc.	69,138	809
*,^ aTyr Pharma Inc.	228,358	799
*,^ Pain Therapeutics Inc.	880,267	786
* Aeglea BioTherapeutics Inc.	100,727	750
*,^ Oncobiologics Inc.	275,848	739
*,^ Obalon Therapeutics Inc.	66,929	715
* Flex Pharma Inc.	151,021	665
* Imprimis Pharmaceuticals Inc.	157,442	657
*,^ Novan Inc.	101,750	649
*,^ NanoViricides Inc.	566,452	634
*,^ Repros Therapeutics Inc.	511,083	613
*,^ Ampio Pharmaceuticals Inc.	762,451	610
*,^ Anthera Pharmaceuticals Inc.	1,432,540	610
* CAS Medical Systems Inc.	412,750	599
* Madrigal Pharmaceuticals Inc.	38,527	593
* Nivalis Therapeutics Inc.	201,825	589
*,^ Second Sight Medical Products Inc.	483,599	585
* Adverum Biotechnologies Inc.	213,057	575
*,^ CytRx Corp.	1,289,397	573
*,^ Cancer Genetics Inc.	138,166	567
* Dimension Therapeutics Inc.	322,496	564
* ADMA Biologics Inc.	114,043	557
*,^ Bellerophon Therapeutics Inc.	371,027	553
* AVEO Pharmaceuticals Inc.	908,609	536
* Fibrocell Science Inc.	267,617	535
*,^ Adeptus Health Inc. Class A	295,310	532
*,^ IsoRay Inc.	900,205	531
* Aviragen Therapeutics Inc.	765,807	499
*,^ Apricus Biosciences Inc.	234,761	495
*,^ Cerulean Pharma Inc.	601,949	489
*,^ Galena Biopharma Inc.	765,858	467
*,^ Tenax Therapeutics Inc.	830,377	467
* Caladrius Biosciences Inc.	91,300	459
*,^ OncoSec Medical Inc.	357,816	458
* Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	448
*,^ Tonix Pharmaceuticals Holding Corp.	93,570	437

*,^ Sonoma Pharmaceuticals Inc.	59,937	430
Diversicare Healthcare Services Inc.	42,483	430
*,^ Immune Pharmaceuticals Inc.	2,889,800	422
Daxor Corp.	57,002	413
*,^ Tracon Pharmaceuticals Inc.	108,586	407
* Five Star Senior Living Inc.	189,253	407
* AdCare Health Systems Inc.	309,348	396
MGC Diagnostics Corp.	46,649	390
* CareDx Inc.	274,549	384
*,^ EyeGate Pharmaceuticals Inc.	149,069	380
* Cogentix Medical Inc.	210,795	379
*,^ HTG Molecular Diagnostics Inc.	53,143	368
*,^ Catabasis Pharmaceuticals Inc.	226,002	362
* Histogenics Corp.	194,693	337
*,^ Trovagene Inc.	281,897	324
* Ohr Pharmaceutical Inc.	380,923	316
*,^ iBio Inc.	695,887	299
* Joint Corp.	70,775	297
*,^ Cyclacel Pharmaceuticals Inc.	85,722	293
* CASI Pharmaceuticals Inc.	203,062	288
* Oncocyte Corp.	47,653	285
* Diffusion Pharmaceuticals Inc.	67,711	270
*,^ OpGen Inc.	233,497	269
* Alphatec Holdings Inc.	114,398	267
*,^ Proteon Therapeutics Inc.	151,145	265
*,^ Viking Therapeutics Inc.	180,700	264
*,^ Heat Biologics Inc.	291,007	259
* Mirna Therapeutics Inc.	113,271	248
*,^ Argos Therapeutics Inc.	497,911	225
* Moleculin Biotech Inc.	187,160	219
* Dextera Surgical Inc.	200,475	213
* Vical Inc.	93,764	209
*,^ Chiasma Inc.	121,025	206
*,^ Tokai Pharmaceuticals Inc.	243,810	204
* Electromed Inc.	40,675	201
* Retractable Technologies Inc.	177,664	197
*,^ Aethlon Medical Inc.	58,207	189
*,^ Reata Pharmaceuticals Inc. Class A	8,295	188
* Dicerna Pharmaceuticals Inc.	51,288	174
*,^ ImmuCell Corp.	31,066	169
* GTx Inc.	33,383	162
*,^ Capricor Therapeutics Inc.	48,322	161
* Alliqua BioMedical Inc.	308,739	156
*,^ ARCA biopharma Inc.	56,421	141
*,^ Unilife Corp.	80,779	138
*,^ Mast Therapeutics Inc.	1,092,016	135
*,^ Biostage Inc.	348,844	128
* Presbia plc	39,124	123
*,^ OncoGenex Pharmaceuticals Inc.	268,324	119
* Hemispherx Biopharma Inc.	196,445	107
* TearLab Corp. Class A	37,415	106
* Eleven Biotherapeutics Inc.	46,494	102
* PhaseRx Inc.	67,478	102
*,^ Ritter Pharmaceuticals Inc.	68,184	97
*,^ BioPharmX Corp.	190,039	96
* BioLife Solutions Inc.	45,286	95
*,^ Celsion Corp.	284,780	82

*	Aradigm Corp.	50,300	78
*,^ Cytori Therapeutics Inc.		44,642	71
*,^ Windtree Therapeutics Inc.		61,982	71
*,^ Amedica Corp.		157,363	65
*	Cleveland BioLabs Inc.	35,225	56
*	MEI Pharma Inc.	32,440	53
*	Gemphire Therapeutics Inc.	5,000	53
*,^ Spring Bank Pharmaceuticals Inc.		5,696	51
*	Micron Solutions Inc.	12,440	50
*,^ Milestone Scientific Inc.		35,433	48
*,^ Arcadia Biosciences Inc.		58,353	40
*	Champions Oncology Inc.	10,400	33
*	Pro-Dex Inc.	6,000	28
*,^ Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017		52,036	22
*	Biomerica Inc.	5,200	11
*,^ Medovex Corp.		5,893	9
*	American Shared Hospital Services	892	4
*	Onconova Therapeutics Inc.	488	1
*	Galena Biopharma Inc Warrants Expire 3/18/2020	157,500	—
			68,652,557
Industrials (12.8%)
	General Electric Co.	197,067,124	5,872,600
	3M Co.	13,282,798	2,541,398
	Boeing Co.	13,059,232	2,309,656
	Honeywell International Inc.	16,956,828	2,117,399
	Union Pacific Corp.	18,125,140	1,919,815
	United Technologies Corp.	16,164,552	1,813,824
	Accenture plc Class A	13,868,929	1,662,607
	United Parcel Service Inc. Class B	15,355,486	1,647,644
	Lockheed Martin Corp.	5,497,749	1,471,198
	Caterpillar Inc.	13,058,351	1,211,293
	Danaher Corp.	13,900,039	1,188,870
*	PayPal Holdings Inc.	25,556,557	1,099,443
	General Dynamics Corp.	5,733,135	1,073,243
	FedEx Corp.	5,340,019	1,042,105
	Raytheon Co.	6,524,623	995,005
	Automatic Data Processing Inc.	9,499,429	972,647
	CSX Corp.	20,633,905	960,508
	Northrop Grumman Corp.	3,891,482	925,550
	Johnson Controls International plc	20,909,540	880,710
	Emerson Electric Co.	14,374,015	860,429
	Illinois Tool Works Inc.	6,230,885	825,405
	Deere & Co.	7,093,785	772,229
	Eaton Corp. plc	10,022,051	743,135
	Norfolk Southern Corp.	6,467,203	724,133
	Waste Management Inc.	9,792,428	714,064
	TE Connectivity Ltd.	7,918,092	590,294
	Fidelity National Information Services Inc.	7,320,656	582,871
	Cummins Inc.	3,741,856	565,769
*	Fiserv Inc.	4,774,499	550,548
	Sherwin-Williams Co.	1,766,432	547,930
	PACCAR Inc.	7,811,153	524,910
	Amphenol Corp. Class A	6,862,779	488,424
	Parker-Hannifin Corp.	2,962,673	474,976
	Ingersoll-Rand plc	5,776,219	469,722
	Roper Technologies Inc.	2,257,717	466,196
	Rockwell Automation Inc.	2,863,688	445,905

Paychex Inc.	7,188,141	423,382
Fortive Corp.	6,930,678	417,365
Agilent Technologies Inc.	7,169,680	379,061
Vulcan Materials Co.	2,946,131	354,950
Waste Connections Inc.	3,903,473	344,364
Republic Services Inc. Class A	5,290,387	332,289
Fastenal Co.	6,441,218	331,723
Martin Marietta Materials Inc.	1,411,560	308,073
Alliance Data Systems Corp.	1,220,799	303,979
* FleetCor Technologies Inc.	1,962,670	297,207
WestRock Co.	5,580,412	290,349
Ball Corp.	3,902,689	289,814
Rockwell Collins Inc.	2,913,966	283,121
Dover Corp.	3,459,465	277,968
AMETEK Inc.	5,119,828	276,880
* Mettler-Toledo International Inc.	577,045	276,353
Global Payments Inc.	3,389,756	273,486
* Verisk Analytics Inc. Class A	3,334,004	270,521
WW Grainger Inc.	1,125,809	262,043
Textron Inc.	5,414,611	257,681
L3 Technologies Inc.	1,558,751	257,646
CH Robinson Worldwide Inc.	3,150,628	243,512
Masco Corp.	7,159,488	243,351
Cintas Corp.	1,868,885	236,489
* United Rentals Inc.	1,873,709	234,307
TransDigm Group Inc.	1,058,826	233,111
* Vantiv Inc. Class A	3,586,472	229,965
Pentair plc	3,643,262	228,724
Expeditors International of Washington Inc.	4,010,665	226,562
Fortune Brands Home & Security Inc.	3,429,398	208,679
Huntington Ingalls Industries Inc.	1,023,553	204,956
Kansas City Southern	2,375,580	203,730
Xylem Inc.	3,992,589	200,508
Acuity Brands Inc.	982,290	200,387
Total System Services Inc.	3,680,245	196,746
Packaging Corp. of America	2,097,092	192,136
Sealed Air Corp.	4,311,956	187,915
* HD Supply Holdings Inc.	4,451,122	183,052
JB Hunt Transport Services Inc.	1,993,500	182,884
Broadridge Financial Solutions Inc.	2,635,189	179,061
* Trimble Inc.	5,583,626	178,732
Valspar Corp.	1,589,534	176,343
AO Smith Corp.	3,270,909	167,340
* Sensata Technologies Holding NV	3,808,977	166,338
* Crown Holdings Inc.	3,118,607	165,130
Fluor Corp.	3,103,571	163,310
Allegion plc	2,123,724	160,766
Jack Henry & Associates Inc.	1,725,737	160,666
IDEX Corp.	1,700,022	158,969
* Stericycle Inc.	1,895,848	157,147
Spirit AeroSystems Holdings Inc. Class A	2,710,993	157,021
ManpowerGroup Inc.	1,502,328	154,094
Carlisle Cos. Inc.	1,438,294	153,049
Owens Corning	2,493,749	153,041
Cognex Corp.	1,817,948	152,617
Lennox International Inc.	908,711	152,027
* CoStar Group Inc.	724,489	150,129

Wabtec Corp.	1,919,928	149,754
Hubbell Inc. Class B	1,243,662	149,302
Jacobs Engineering Group Inc.	2,694,069	148,928
* Keysight Technologies Inc.	4,071,439	147,142
* Arrow Electronics Inc.	1,998,151	146,684
B/E Aerospace Inc.	2,258,630	144,801
Toro Co.	2,285,578	142,757
PerkinElmer Inc.	2,439,470	141,636
Xerox Corp.	19,196,923	140,905
Flowserve Corp.	2,905,540	140,686
Macquarie Infrastructure Corp.	1,738,873	140,118
Donaldson Co. Inc.	2,939,969	133,827
* Berry Plastics Group Inc.	2,749,245	133,531
Nordson Corp.	1,084,830	133,261
Robert Half International Inc.	2,699,314	131,808
Avnet Inc.	2,872,233	131,433
Orbital ATK Inc.	1,302,779	127,672
Old Dominion Freight Line Inc.	1,486,781	127,224
Allison Transmission Holdings Inc.	3,491,885	125,917
* AECOM	3,455,323	122,975
* Quanta Services Inc.	3,207,501	119,030
MDU Resources Group Inc.	4,338,700	118,750
Sonoco Products Co.	2,234,326	118,241
* XPO Logistics Inc.	2,464,178	118,010
Graco Inc.	1,248,454	117,529
* First Data Corp. Class A	7,536,887	116,822
Lincoln Electric Holdings Inc.	1,317,988	114,480
Oshkosh Corp.	1,654,121	113,456
* Coherent Inc.	546,558	112,394
Booz Allen Hamilton Holding Corp. Class A	3,165,284	112,019
Hexcel Corp.	2,040,399	111,304
FLIR Systems Inc.	3,039,640	110,278
AptarGroup Inc.	1,401,790	107,924
Jabil Circuit Inc.	3,649,097	105,532
MSC Industrial Direct Co. Inc. Class A	993,181	102,059
Bemis Co. Inc.	2,086,419	101,942
* Zebra Technologies Corp.	1,115,425	101,783
Eagle Materials Inc.	1,018,304	98,918
Watsco Inc.	674,898	96,632
BWX Technologies Inc.	1,994,679	94,947
* Euronet Worldwide Inc.	1,102,355	94,273
* IPG Photonics Corp.	770,114	92,953
* TransUnion	2,422,079	92,887
* Genesee & Wyoming Inc. Class A	1,360,779	92,342
AGCO Corp.	1,516,320	91,252
Trinity Industries Inc.	3,385,767	89,892
MAXIMUS Inc.	1,441,850	89,683
Graphic Packaging Holding Co.	6,957,201	89,539
Ryder System Inc.	1,185,972	89,470
* WEX Inc.	854,352	88,425
* Teledyne Technologies Inc.	699,172	88,417
National Instruments Corp.	2,619,689	85,297
Air Lease Corp. Class A	2,192,789	84,971
EMCOR Group Inc.	1,327,983	83,597
Woodward Inc.	1,228,945	83,470
Crane Co.	1,109,660	83,036
Curtiss-Wright Corp.	890,255	81,245

	Universal Display Corp.	941,610	81,073
	ITT Inc.	1,967,064	80,689
*	Kirby Corp.	1,141,613	80,541
	Littelfuse Inc.	501,875	80,255
*	Louisiana-Pacific Corp.	3,211,289	79,704
	Landstar System Inc.	927,420	79,434
	HEICO Corp. Class A	1,057,921	79,344
*	CoreLogic Inc.	1,924,104	78,350
	Deluxe Corp.	1,079,990	77,943
	Genpact Ltd.	3,120,576	77,265
	EnerSys	966,946	76,331
	Regal Beloit Corp.	999,571	75,618
*	WESCO International Inc.	1,078,149	74,985
	Valmont Industries Inc.	475,900	74,002
*	Owens-Illinois Inc.	3,624,144	73,860
*	Conduent Inc.	4,286,547	71,928
*	Colfax Corp.	1,818,052	71,377
	Timken Co.	1,548,780	70,005
	Kennametal Inc.	1,776,499	69,692
	Chicago Bridge & Iron Co. NV	2,226,674	68,470
*	Sanmina Corp.	1,651,356	67,045
	Terex Corp.	2,130,531	66,899
	Belden Inc.	943,928	65,310
*,^ USG Corp.		2,034,485	64,697
*	Clean Harbors Inc.	1,145,963	63,738
	John Bean Technologies Corp.	694,941	61,120
	Joy Global Inc.	2,153,142	60,826
*	WageWorks Inc.	822,604	59,474
*	MasTec Inc.	1,464,125	58,638
*	Summit Materials Inc. Class A	2,361,517	58,353
	Barnes Group Inc.	1,133,935	58,216
*	Esterline Technologies Corp.	660,776	56,860
	World Fuel Services Corp.	1,554,740	56,359
	CEB Inc.	715,107	56,207
^	GATX Corp.	912,615	55,633
*	On Assignment Inc.	1,118,674	54,289
*	Rexnord Corp.	2,330,183	53,781
	Brink's Co.	999,316	53,413
*	Generac Holdings Inc.	1,426,275	53,172
	MSA Safety Inc.	750,432	53,048
*	Masonite International Corp.	667,607	52,908
	Tetra Tech Inc.	1,276,012	52,125
	Silgan Holdings Inc.	873,554	51,854
*	KLX Inc.	1,159,904	51,848
*	Itron Inc.	853,745	51,822
	ABM Industries Inc.	1,175,052	51,232
	Applied Industrial Technologies Inc.	822,334	50,861
*	Anixter International Inc.	626,159	49,654
	Vishay Intertechnology Inc.	3,018,187	49,649
*	RBC Bearings Inc.	506,390	49,165
	UniFirst Corp.	344,881	48,783
*	Moog Inc. Class A	715,491	48,188
	KBR Inc.	3,169,358	47,635
*	Cardtronics plc Class A	1,012,383	47,329
	Knight Transportation Inc.	1,456,996	45,677
*,^ Cimpress NV		528,017	45,510
*	DigitalGlobe Inc.	1,384,078	45,329

*	II-VI Inc.	1,253,787	45,199
*	Trex Co. Inc.	650,960	45,170
	Granite Construction Inc.	897,496	45,045
*	MACOM Technology Solutions Holdings Inc.	920,671	44,468
	Mueller Industries Inc.	1,272,988	43,574
*	AMN Healthcare Services Inc.	1,060,231	43,045
*	Plexus Corp.	734,554	42,457
	Mueller Water Products Inc. Class A	3,591,360	42,450
	Universal Forest Products Inc.	429,967	42,369
*	Armstrong World Industries Inc.	916,795	42,218
*	Advisory Board Co.	892,162	41,753
	Covanta Holding Corp.	2,638,766	41,429
	Convergys Corp.	1,928,802	40,794
*	NeuStar Inc. Class A	1,218,437	40,391
*	TopBuild Corp.	840,560	39,506
	Greif Inc. Class A	710,836	39,160
*	FTI Consulting Inc.	949,768	39,102
	Watts Water Technologies Inc. Class A	625,858	39,022
*	Headwaters Inc.	1,658,997	38,953
	Brady Corp. Class A	1,006,768	38,912
	Simpson Manufacturing Co. Inc.	899,629	38,765
*,^ Ambarella Inc.		699,272	38,257
	Franklin Electric Co. Inc.	881,093	37,931
	Apogee Enterprises Inc.	632,124	37,681
*,^ Knowles Corp.		1,973,023	37,389
	Korn/Ferry International	1,166,364	36,729
*,^ Swift Transportation Co.		1,776,842	36,496
	Methode Electronics Inc.	773,234	35,259
	Insperity Inc.	395,986	35,104
*	Benchmark Electronics Inc.	1,098,789	34,942
	AZZ Inc.	581,019	34,571
	Otter Tail Corp.	903,841	34,256
*	Rogers Corp.	393,507	33,790
	EnPro Industries Inc.	472,156	33,599
	Actuant Corp. Class A	1,274,648	33,587
*	ExlService Holdings Inc.	708,250	33,543
*	Meritor Inc.	1,938,033	33,199
*	Fabrinet	782,434	32,886
*	Hub Group Inc. Class A	700,149	32,487
	Forward Air Corp.	678,718	32,287
	Exponent Inc.	539,470	32,125
*	BMC Stock Holdings Inc.	1,401,972	31,685
	ESCO Technologies Inc.	543,015	31,549
*	Builders FirstSource Inc.	2,102,499	31,327
*	SPX FLOW Inc.	891,309	30,937
	AAON Inc.	874,299	30,906
	Aircastle Ltd.	1,267,556	30,586
*	TTM Technologies Inc.	1,896,138	30,585
	Comfort Systems USA Inc.	832,123	30,497
*	Aerojet Rocketdyne Holdings Inc.	1,400,280	30,386
	Matson Inc.	954,859	30,326
	Mobile Mini Inc.	987,194	30,109
	Albany International Corp.	647,928	29,837
*	OSI Systems Inc.	405,613	29,606
	Wabash National Corp.	1,428,122	29,548
*	Atlas Air Worldwide Holdings Inc.	532,247	29,513
*	Gibraltar Industries Inc.	704,521	29,026

	Cubic Corp.	543,094	28,675
	Tennant Co.	393,403	28,581
*	Tutor Perini Corp.	894,804	28,455
	Standex International Corp.	283,416	28,384
	Kaman Corp.	588,845	28,341
*	American Woodmark Corp.	305,583	28,053
*	Veeco Instruments Inc.	934,177	27,885
*	Integer Holdings Corp.	690,219	27,747
*	Proto Labs Inc.	531,781	27,174
*	Imperva Inc.	657,088	26,973
	Werner Enterprises Inc.	1,029,367	26,969
	Triumph Group Inc.	1,046,859	26,957
*	Navistar International Corp.	1,093,946	26,933
	Astec Industries Inc.	436,663	26,853
*	TriNet Group Inc.	910,817	26,323
*,^ TASER International Inc.		1,145,816	26,113
*	TrueBlue Inc.	946,743	25,893
	Greenbrier Cos. Inc.	600,451	25,879
*	Sykes Enterprises Inc.	870,481	25,592
*	Cotiviti Holdings Inc.	603,097	25,107
*,^ American Outdoor Brands Corp.		1,254,490	24,851
*	Saia Inc.	558,431	24,739
	AAR Corp.	726,020	24,416
*	Navigant Consulting Inc.	1,046,859	23,931
*	Installed Building Products Inc.	452,339	23,861
*	JELD-WEN Holding Inc.	720,806	23,678
*	Patrick Industries Inc.	330,942	23,464
	Triton International Ltd.	909,332	23,452
	Raven Industries Inc.	800,000	23,240
*	Boise Cascade Co.	866,336	23,131
	Badger Meter Inc.	621,283	22,832
	US Ecology Inc.	483,945	22,673
*	Harsco Corp.	1,754,658	22,372
	Heartland Express Inc.	1,106,754	22,190
*	Paylocity Holding Corp.	573,511	22,155
*,^ US Concrete Inc.		337,447	21,782
	CIRCOR International Inc.	364,747	21,681
	EVERTEC Inc.	1,363,322	21,677
*	Continental Building Products Inc.	880,602	21,575
	Primoris Services Corp.	924,933	21,477
	Multi-Color Corp.	301,693	21,420
*	SPX Corp.	878,342	21,300
	Altra Industrial Motion Corp.	541,801	21,103
*	TriMas Corp.	1,007,807	20,912
*	Huron Consulting Group Inc.	495,153	20,846
*	GMS Inc.	589,019	20,639
^	Sturm Ruger & Co. Inc.	384,216	20,575
	Viad Corp.	451,214	20,395
	Encore Wire Corp.	443,115	20,383
	Argan Inc.	304,422	20,138
	MTS Systems Corp.	365,607	20,127
^	Lindsay Corp.	224,936	19,821
	ManTech International Corp. Class A	569,050	19,706
*	Lydall Inc.	362,027	19,405
	Griffon Corp.	782,020	19,277
	General Cable Corp.	1,060,230	19,031
	Advanced Drainage Systems Inc.	846,913	18,547

*	Atkore International Group Inc.	703,121	18,478
	Federal Signal Corp.	1,334,622	18,431
	Sun Hydraulics Corp.	509,671	18,404
*	Novanta Inc.	687,650	18,257
*	Air Transport Services Group Inc.	1,133,340	18,190
*,^ Inovalon Holdings Inc. Class A		1,412,018	17,791
	RR Donnelley & Sons Co.	1,468,097	17,779
	LSC Communications Inc.	697,183	17,541
*	Team Inc.	648,443	17,540
	AVX Corp.	1,066,452	17,469
	Global Brass & Copper Holdings Inc.	505,431	17,387
	H&E Equipment Services Inc.	708,814	17,380
	McGrath RentCorp	509,831	17,115
	Quad/Graphics Inc.	674,320	17,020
*,^ Evolent Health Inc. Class A		760,823	16,966
*	Aegion Corp. Class A	740,460	16,964
*	ICF International Inc.	402,646	16,629
	HEICO Corp.	189,056	16,486
	Materion Corp.	484,675	16,261
*	MYR Group Inc.	395,222	16,204
	Alamo Group Inc.	208,000	15,848
*	Milacron Holdings Corp.	847,466	15,771
*	Manitowoc Co. Inc.	2,760,624	15,736
*	PHH Corp.	1,205,535	15,346
	Quanex Building Products Corp.	756,797	15,325
*	Thermon Group Holdings Inc.	728,831	15,189
*	NCI Building Systems Inc.	874,944	15,005
	Kelly Services Inc. Class A	684,862	14,971
*	CBIZ Inc.	1,104,632	14,968
*	TimkenSteel Corp.	781,872	14,785
	CTS Corp.	687,028	14,634
	NN Inc.	576,925	14,539
	Douglas Dynamics Inc.	471,886	14,463
	Insteel Industries Inc.	399,491	14,438
*	Wesco Aircraft Holdings Inc.	1,249,267	14,242
*	FARO Technologies Inc.	386,752	13,826
	ArcBest Corp.	529,201	13,759
*	Echo Global Logistics Inc.	640,333	13,671
	Kadant Inc.	226,781	13,459
*	RPX Corp.	1,100,874	13,211
*	Aerovironment Inc.	470,102	13,177
*,^ MINDBODY Inc. Class A		478,259	13,128
*	DXP Enterprises Inc.	344,625	13,051
	Cass Information Systems Inc.	196,003	12,956
	Kforce Inc.	541,953	12,871
	Resources Connection Inc.	757,600	12,690
*	Multi Packaging Solutions International Ltd.	700,504	12,574
	Essendant Inc.	824,635	12,493
	Marten Transport Ltd.	525,378	12,320
*	Casella Waste Systems Inc. Class A	844,872	11,921
*	Engility Holdings Inc.	410,276	11,873
*	International Seaways Inc.	615,200	11,763
*	Kratos Defense & Security Solutions Inc.	1,510,172	11,749
	Gorman-Rupp Co.	371,058	11,651
	Schnitzer Steel Industries Inc.	562,853	11,623
	TeleTech Holdings Inc.	391,089	11,576
*	Advanced Disposal Services Inc.	504,758	11,408

*	Donnelley Financial Solutions Inc.	583,562	11,257
*	PGT Innovations Inc.	1,026,750	11,038
	Heidrick & Struggles International Inc.	400,370	10,550
*	Kemet Corp.	869,933	10,439
*	InnerWorkings Inc.	1,039,389	10,352
*	Babcock & Wilcox Enterprises Inc.	1,108,306	10,352
*	Astronics Corp.	322,899	10,246
*	Kimball Electronics Inc.	593,635	10,062
*	Cross Country Healthcare Inc.	693,552	9,959
	Ennis Inc.	579,103	9,845
	Miller Industries Inc.	370,944	9,774
*	REV Group Inc.	353,882	9,757
	Landauer Inc.	198,976	9,700
	Hyster-Yale Materials Handling Inc.	168,091	9,479
	Columbus McKinnon Corp.	381,406	9,467
*	Armstrong Flooring Inc.	512,347	9,437
	Myers Industries Inc.	576,600	9,139
*	Ply Gem Holdings Inc.	459,422	9,051
	NVE Corp.	106,349	8,805
	Mesa Laboratories Inc.	71,087	8,722
*	Mistras Group Inc.	390,454	8,348
*	Forterra Inc.	425,655	8,300
*	TRC Cos. Inc.	475,461	8,297
	American Railcar Industries Inc.	199,854	8,214
	Barrett Business Services Inc.	148,333	8,102
*	YRC Worldwide Inc.	716,185	7,885
	Daktronics Inc.	798,572	7,547
*	Control4 Corp.	476,237	7,520
*	Bazaarvoice Inc.	1,666,649	7,167
	Park Electrochemical Corp.	396,733	7,086
*	Everi Holdings Inc.	1,461,149	6,999
	Park-Ohio Holdings Corp.	192,395	6,917
*	Ducommun Inc.	239,090	6,883
*	Horizon Global Corp.	495,282	6,875
	Powell Industries Inc.	197,579	6,805
	CECO Environmental Corp.	640,486	6,732
*	GP Strategies Corp.	262,840	6,650
*	Landec Corp.	547,702	6,572
*	NV5 Global Inc.	174,465	6,560
	VSE Corp.	159,300	6,499
*,^ Energy Recovery Inc.		780,553	6,494
*	Intevac Inc.	511,219	6,390
	CRA International Inc.	177,044	6,255
	Spartan Motors Inc.	780,194	6,242
	Supreme Industries Inc. Class A	300,609	6,090
*,^ Aqua Metals Inc.		299,487	5,852
*	Era Group Inc.	438,301	5,812
*	CAI International Inc.	367,181	5,779
*	Willdan Group Inc.	172,761	5,573
	Overseas Shipholding Group Inc. Class A	1,425,096	5,501
*	Covenant Transportation Group Inc. Class A	289,595	5,444
	NACCO Industries Inc. Class A	76,949	5,371
*,^ Energous Corp.		341,827	5,333
*	ServiceSource International Inc.	1,342,484	5,209
*	Hudson Technologies Inc.	762,894	5,035
*	Acacia Research Corp.	873,918	5,025
*	Great Lakes Dredge & Dock Corp.	1,255,435	5,022

	LSI Industries Inc.	493,898	4,983
*	Sterling Construction Co. Inc.	517,559	4,787
	Bel Fuse Inc. Class B	184,599	4,717
*	PRGX Global Inc.	734,620	4,702
*,^ Advanced Emissions Solutions Inc.		488,559	4,661
*	Vicor Corp.	289,060	4,654
	B. Riley Financial Inc.	310,035	4,651
*	Commercial Vehicle Group Inc.	686,712	4,649
*	Twin Disc Inc.	222,915	4,585
*	Electro Scientific Industries Inc.	648,240	4,518
*	Franklin Covey Co.	219,962	4,443
*	Neff Corp. Class A	228,388	4,442
	Celadon Group Inc.	667,449	4,372
*	DHI Group Inc.	1,102,890	4,356
	FreightCar America Inc.	344,872	4,321
*	Orion Group Holdings Inc.	572,749	4,278
	Graham Corp.	185,632	4,270
*	Sparton Corp.	199,733	4,192
*	CyberOptics Corp.	153,519	3,984
*,^ Maxwell Technologies Inc.		669,345	3,889
	DMC Global Inc.	294,290	3,649
*	LMI Aerospace Inc.	264,361	3,643
*	EnerNOC Inc.	604,929	3,630
*	Northwest Pipe Co.	227,039	3,567
*	Astronics Corp. Class B	111,356	3,541
*	Heritage-Crystal Clean Inc.	253,510	3,473
*	IES Holdings Inc.	190,959	3,456
^	National Research Corp. Class B	87,271	3,438
	Houston Wire & Cable Co.	501,322	3,384
	Eastern Co.	156,839	3,356
	Hardinge Inc.	296,166	3,329
*	UFP Technologies Inc.	127,473	3,302
	Black Box Corp.	364,910	3,266
	Hurco Cos. Inc.	104,659	3,255
*	Information Services Group Inc.	1,033,241	3,255
*	Radiant Logistics Inc.	634,822	3,174
	Crawford & Co. Class B	313,468	3,144
*,^ Eagle Bulk Shipping Inc.		552,287	3,143
*	CDI Corp.	362,987	3,104
*	Huttig Building Products Inc.	380,832	3,100
*	Vishay Precision Group Inc.	195,688	3,092
*	Goldfield Corp.	522,323	3,003
	BG Staffing Inc.	203,010	2,905
	Allied Motion Technologies Inc.	144,485	2,904
*	Roadrunner Transportation Systems Inc.	419,843	2,884
*	Planet Payment Inc.	720,688	2,868
*,^ Blue Bird Corp.		166,961	2,863
	LB Foster Co. Class A	228,304	2,854
*	Hill International Inc.	674,463	2,799
*	Layne Christensen Co.	316,125	2,795
*	Napco Security Technologies Inc.	273,313	2,788
	Omega Flex Inc.	57,375	2,742
*	Willis Lease Finance Corp.	121,866	2,724
*	Iteris Inc.	491,878	2,676
*,^ ExOne Co.		254,228	2,591
*,^ CUI Global Inc.		541,573	2,567
*,^ MicroVision Inc.		1,017,075	2,533

	United States Lime & Minerals Inc.	32,014	2,528
*	Gencor Industries Inc.	168,122	2,513
	National Research Corp. Class A	126,849	2,499
*	Ameresco Inc. Class A	349,498	2,289
	Universal Logistics Holdings Inc.	157,806	2,265
*	Lawson Products Inc.	96,392	2,164
^	Richardson Electronics Ltd.	356,807	2,148
*	ARC Document Solutions Inc.	621,957	2,146
*	Manitex International Inc.	304,218	2,038
^	Global Water Resources Inc.	227,750	1,981
*	Perceptron Inc.	230,032	1,918
*	Mattersight Corp.	532,688	1,864
*	Arotech Corp.	624,710	1,843
	Crawford & Co. Class A	222,466	1,811
*	PFSweb Inc.	271,491	1,773
*	ModusLink Global Solutions Inc.	952,643	1,715
*	Sharps Compliance Corp.	358,366	1,706
*	Volt Information Sciences Inc.	237,249	1,637
*	Aspen Aerogels Inc.	393,056	1,631
*	StarTek Inc.	186,821	1,623
*	ALJ Regional Holdings Inc.	433,960	1,614
*,^ American Superconductor Corp.		223,362	1,532
*	Asure Software Inc.	146,742	1,509
*,^ Workhorse Group Inc.		543,920	1,431
*	Transcat Inc.	100,220	1,273
*	Broadwind Energy Inc.	141,020	1,175
*	Ballantyne Strong Inc.	194,814	1,169
*	Xerium Technologies Inc.	180,929	1,158
*	Key Technology Inc.	84,925	1,126
*	Lincoln Educational Services Corp.	397,829	1,118
*	CPI Aerostructures Inc.	165,375	1,116
*	Perma-Pipe International Holdings Inc.	136,141	1,076
*	PAM Transportation Services Inc.	65,144	1,061
*	Ultralife Corp.	193,856	1,047
*,^ Synthesis Energy Systems Inc.		1,220,950	1,040
*	Frequency Electronics Inc.	93,089	1,024
*,^ Energy Focus Inc.		300,272	988
*	Nuvectra Corp.	144,010	984
*,^ Power Solutions International Inc.		96,267	971
*	Taylor Devices Inc.	67,427	927
*	Patriot Transportation Holding Inc.	39,973	909
	EnviroStar Inc.	47,900	908
*,^ LightPath Technologies Inc. Class A		303,018	830
*	Orion Energy Systems Inc.	409,453	811
*	Daseke Inc.	76,064	770
*,^ Revolution Lighting Technologies Inc.		100,626	753
*	eMagin Corp.	319,300	750
*	IEC Electronics Corp.	191,258	734
*	Innovative Solutions & Support Inc.	213,008	643
*	Perma-Fix Environmental Services	198,880	626
*,^ CryoPort Inc.		262,881	620
*	Cenveo Inc.	117,866	592
	AMCON Distributing Co.	5,948	589
^	Cemtrex Inc.	154,477	545
*,^ Applied DNA Sciences Inc.		328,013	541
*	BlueLinx Holdings Inc.	59,366	540
*,^ Vertex Energy Inc.		482,681	536

*	USA Truck Inc.	71,329	524
*	Luna Innovations Inc.	277,941	481
*,^ ClearSign Combustion Corp.		122,020	476
*	ENGlobal Corp.	256,048	474
*,^ Digital Ally Inc.		111,080	472
*,^ Research Frontiers Inc.		336,660	471
	Chicago Rivet & Machine Co.	11,186	453
*,^ Odyssey Marine Exploration Inc.		105,815	417
*,^ Turtle Beach Corp.		435,613	394
*	Air T Inc.	19,270	387
*,^ EnSync Inc.		631,242	384
*	Sevcon Inc.	23,438	350
*,^ Capstone Turbine Corp.		441,509	338
*,^ GEE Group Inc.		67,770	331
*	Wireless Telecom Group Inc.	205,351	304
*	Astrotech Corp.	220,560	289
*,^ Patriot National Inc.		102,330	289
*	Versar Inc.	164,937	275
*	DLH Holdings Corp.	50,884	275
*	UQM Technologies Inc.	561,390	269
*	Polar Power Inc.	32,069	266
*	AMREP Corp.	41,186	264
*	Image Sensing Systems Inc.	88,673	257
*	Echelon Corp.	42,263	255
*	SIFCO Industries Inc.	29,738	244
	Bel Fuse Inc. Class A	10,580	234
*	Universal Technical Institute Inc.	66,627	230
*,^ Pioneer Power Solutions Inc.		30,547	228
	Greif Inc. Class B	3,467	226
*	Continental Materials Corp.	8,941	220
	Ecology and Environment Inc.	21,480	215
*	Fuel Tech Inc.	201,954	206
*	Rand Logistics Inc.	289,496	185
	RF Industries Ltd.	117,256	176
*	IntriCon Corp.	17,709	161
*	American Electric Technologies Inc.	73,150	157
*	SigmaTron International Inc.	30,411	151
*,^ Marathon Patent Group Inc.		131,002	134
*	Sypris Solutions Inc.	117,505	125
*	American DG Energy Inc.	304,050	93
*	Quest Resource Holding Corp.	37,893	88
*	Industrial Services of America Inc.	51,061	82
*	Nortech Systems Inc.	18,042	66
	Servotronics Inc.	4,914	55
*,^ Payment Data Systems Inc.		38,549	51
*	AeroCentury Corp.	3,872	38
*	Command Security Corp.	13,027	33
*	Art's-Way Manufacturing Co. Inc.	7,669	28
*	Tel-Instrument Electronics Corp.	4,297	22
	Issuer Direct Corp.	600	7
*	Electro-Sensors Inc.	1,291	5
*	Interlink Electronics Inc.	462	4
*	Jewett-Cameron Trading Co. Ltd.	185	2
*	Micronet Enertec Technologies Inc.	606	1
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants expire 6/8/2018	3,000	—
			70,277,848

Oil & Gas (6.1%)
	Exxon Mobil Corp.	92,975,750	7,624,941
	Chevron Corp.	42,169,471	4,527,736
	Schlumberger Ltd.	31,050,832	2,425,070
	ConocoPhillips	27,526,915	1,372,767
	EOG Resources Inc.	12,843,964	1,252,929
	Occidental Petroleum Corp.	17,020,851	1,078,441
	Kinder Morgan Inc.	42,259,565	918,723
	Halliburton Co.	18,315,757	901,318
	Phillips 66	9,804,037	776,676
	Anadarko Petroleum Corp.	12,445,166	771,600
	Pioneer Natural Resources Co.	3,780,029	703,955
	Valero Energy Corp.	10,045,074	665,888
	Marathon Petroleum Corp.	11,750,276	593,859
	Baker Hughes Inc.	9,470,751	566,540
	Williams Cos. Inc.	18,383,482	543,967
	Devon Energy Corp.	11,093,439	462,818
	Apache Corp.	8,445,485	434,014
*	Concho Resources Inc.	3,297,620	423,217
	National Oilwell Varco Inc.	8,428,915	337,915
	Noble Energy Inc.	9,591,716	329,380
	Hess Corp.	6,694,284	322,731
	Marathon Oil Corp.	18,861,159	298,006
	Cimarex Energy Co.	2,111,063	252,251
	Cabot Oil & Gas Corp.	10,360,342	247,716
	Targa Resources Corp.	4,095,381	245,313
	EQT Corp.	3,859,844	235,837
	Tesoro Corp.	2,603,534	211,043
*	Cheniere Energy Inc.	4,444,254	210,080
*	Diamondback Energy Inc.	2,006,068	208,059
*	Parsley Energy Inc. Class A	5,092,281	165,550
*	Newfield Exploration Co.	4,425,514	163,346
	Range Resources Corp.	5,512,828	160,423
	OGE Energy Corp.	4,415,609	154,458
*,^ Weatherford International plc		21,895,420	145,605
^	Helmerich & Payne Inc.	2,187,193	145,601
*	WPX Energy Inc.	8,818,573	118,081
*	Energen Corp.	2,158,775	117,524
*,^ Chesapeake Energy Corp.		19,725,539	117,170
	Core Laboratories NV	980,089	113,220
	HollyFrontier Corp.	3,947,488	111,872
*	Antero Resources Corp.	4,894,971	111,654
*,^ Transocean Ltd.		8,647,119	107,657
*	RSP Permian Inc.	2,524,256	104,580
	Murphy Oil Corp.	3,637,616	103,999
*,^ Continental Resources Inc.		2,083,368	94,627
*	Southwestern Energy Co.	11,119,319	90,845
	Patterson-UTI Energy Inc.	3,683,692	89,403
*	Rice Energy Inc.	3,605,685	85,455
	Nabors Industries Ltd.	5,969,396	78,020
*	PDC Energy Inc.	1,249,661	77,916
*	Whiting Petroleum Corp.	8,063,570	76,281
*	Oasis Petroleum Inc.	5,276,912	75,249
*	QEP Resources Inc.	5,328,259	67,722
	Western Refining Inc.	1,815,660	63,675
	Ensco plc Class A	6,732,306	60,254
	SM Energy Co.	2,474,862	59,446

*	Gulfport Energy Corp.	3,437,207	59,086
	Oceaneering International Inc.	2,175,392	58,910
*	Callon Petroleum Co.	4,461,084	58,708
	PBF Energy Inc. Class A	2,425,661	53,777
	SemGroup Corp. Class A	1,462,190	52,639
*	Superior Energy Services Inc.	3,364,118	47,972
*,^ First Solar Inc.		1,738,426	47,111
*	Laredo Petroleum Inc.	3,219,965	47,012
*,^ Matador Resources Co.		1,967,576	46,809
*,^ Centennial Resource Development Inc. Class A		2,525,959	46,048
*	Dril-Quip Inc.	831,707	45,370
*	Rowan Cos. plc Class A	2,865,126	44,639
*	NOW Inc.	2,384,677	40,444
*	Carrizo Oil & Gas Inc.	1,373,043	39,351
*	Oil States International Inc.	1,135,586	37,645
*	MRC Global Inc.	1,999,742	36,655
*	McDermott International Inc.	5,318,948	35,903
*,^ SRC Energy Inc.		4,234,612	35,740
	Noble Corp. plc	5,401,613	33,436
	Pattern Energy Group Inc. Class A	1,621,117	32,633
*	Forum Energy Technologies Inc.	1,471,085	30,451
	Delek US Holdings Inc.	1,240,831	30,115
*	Unit Corp.	1,142,038	27,592
^	RPC Inc.	1,430,897	26,200
*	Extraction Oil & Gas Inc.	1,339,356	24,845
*	Helix Energy Solutions Group Inc.	3,144,526	24,433
*	SEACOR Holdings Inc.	348,406	24,106
*	Chart Industries Inc.	678,245	23,698
*,^ Diamond Offshore Drilling Inc.		1,372,713	22,938
*,^ Denbury Resources Inc.		8,841,665	22,812
*	Exterran Corp.	717,999	22,581
	Green Plains Inc.	803,982	19,899
*	Basic Energy Services Inc.	570,906	19,045
	Archrock Inc.	1,474,412	18,283
*,^ Resolute Energy Corp.		401,256	16,211
*	Atwood Oceanics Inc.	1,689,318	16,099
*	Clayton Williams Energy Inc.	118,781	15,689
*,^ Flotek Industries Inc.		1,198,605	15,330
*	Newpark Resources Inc.	1,761,281	14,266
*,^ Sanchez Energy Corp.		1,438,582	13,724
*	SandRidge Energy Inc.	721,628	13,343
*,^ California Resources Corp.		877,347	13,195
*	REX American Resources Corp.	131,402	11,891
*,^ Par Pacific Holdings Inc.		714,624	11,784
*	Ring Energy Inc.	1,055,440	11,420
*	TETRA Technologies Inc.	2,432,692	9,901
*,^ Keane Group Inc.		676,043	9,667
*,^ Halcon Resources Corp.		1,254,682	9,661
*	Matrix Service Co.	580,632	9,580
*,^ Jagged Peak Energy Inc.		717,827	9,360
	Alon USA Energy Inc.	717,214	8,743
	CVR Energy Inc.	431,066	8,656
*	Natural Gas Services Group Inc.	319,571	8,325
*	Renewable Energy Group Inc.	769,906	8,046
*	Bill Barrett Corp.	1,752,318	7,973
*	Tesco Corp.	987,436	7,949
*	Midstates Petroleum Co. Inc.	420,300	7,755

Bristow Group Inc.	501,388	7,626
*,^ CARBO Ceramics Inc.	583,965	7,615
*,^ SunPower Corp. Class A	1,231,559	7,513
*,^ Smart Sand Inc.	445,918	7,246
* Abraxas Petroleum Corp.	3,390,481	6,849
* Pioneer Energy Services Corp.	1,589,397	6,358
Panhandle Oil and Gas Inc. Class A	326,920	6,277
* Pacific Ethanol Inc.	897,404	6,147
*,^ Gastar Exploration Inc.	3,952,651	6,087
*,^ Plug Power Inc.	4,336,721	5,985
*,^ Key Energy Services Inc.	229,675	5,333
Evolution Petroleum Corp.	648,491	5,188
*,^ WildHorse Resource Development Corp.	404,100	5,027
* Parker Drilling Co.	2,865,003	5,014
* Mammoth Energy Services Inc.	222,470	4,785
* Green Brick Partners Inc.	477,433	4,750
* Eclipse Resources Corp.	1,781,757	4,526
* Geospace Technologies Corp.	277,411	4,502
*,^ Cobalt International Energy Inc.	7,870,686	4,198
*,^ EP Energy Corp. Class A	843,738	4,008
Gulf Island Fabrication Inc.	336,347	3,885
* Independence Contract Drilling Inc.	701,091	3,863
* W&T Offshore Inc.	1,363,493	3,777
* Contango Oil & Gas Co.	502,109	3,675
*,^ Hornbeck Offshore Services Inc.	770,609	3,414
* Trecora Resources	283,725	3,149
*,^ Jones Energy Inc. Class A	1,206,910	3,078
*,^ TPI Composites Inc.	159,828	3,038
* PHI Inc. Non-Voting Shares	223,641	2,679
*,^ Comstock Resources Inc.	284,227	2,623
* Dawson Geophysical Co.	429,604	2,389
*,^ Approach Resources Inc.	940,350	2,360
*,^ Earthstone Energy Inc.	160,992	2,054
* Willbros Group Inc.	714,279	1,957
*,^ EXCO Resources Inc.	3,154,412	1,955
* Isramco Inc.	16,011	1,876
*,^ Northern Oil and Gas Inc.	675,144	1,755
*,^ Bonanza Creek Energy Inc.	1,391,457	1,614
*,^ Amyris Inc.	2,862,970	1,517
*,^ Enphase Energy Inc.	1,087,138	1,489
*,^ Tidewater Inc.	1,285,622	1,478
*,^ TerraVia Holdings Inc.	1,909,412	1,383
Adams Resources & Energy Inc.	34,060	1,272
* Mitcham Industries Inc.	241,556	1,184
*,^ Rex Energy Corp.	2,339,609	1,098
* Zion Oil & Gas Inc.	902,979	1,084
* Lonestar Resources US Inc. Class A	186,263	943
* PetroQuest Energy Inc.	339,980	932
^ Harvest Natural Resources Inc.	122,190	811
* VAALCO Energy Inc.	834,273	765
*,^ Stone Energy Corp.	32,902	719
*,^ Torchlight Energy Resources Inc.	444,864	623
*,^ ION Geophysical Corp.	110,361	535
*,^ Eco-Stim Energy Solutions Inc.	382,389	447
*,^ Ideal Power Inc.	126,802	412
*,^ FuelCell Energy Inc.	291,053	400
*,^ Stone Energy Corp. Warrants Expire 2/28/2021	116,107	383

*	Aemetis Inc.	226,506	292
*,^ Yuma Energy Inc.		122,963	288
*	PrimeEnergy Corp.	5,740	284
*,^ MagneGas Corp.		593,718	262
*,^ Gevo Inc.		198,420	226
*	Enservco Corp.	573,969	192
*,^ Gulfmark Offshore Inc.		347,541	122
*,^ Superior Drilling Products Inc.		113,740	102
*	PHI Inc. Voting Shares	2,644	31
*,^ Triangle Petroleum Corp.		245,902	21
*,^ Basic Energy Services Inc. Warrants		4,642	—
			33,481,347
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	2,750,063	3,053
*	Tobira Therapeutics Inc. CVR	201,001	2,762
*	Media General Inc. CVR	2,351,934	699
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR	1,157,305	127
*	Ambit Biosciences Corp. CVR	201,330	121
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Alexza Pharmaceuticals Inc CVR	327,391	11
*	Seventy Seven Energy Inc Escrow Line	7,222	1
*	Clinical Data CVR	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^ Biosante Pharmaceutical Inc CVR		253,823	—
*	NuPathe Inc. CVR	158,681	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	Seventy Seven Energy Inc Warrants Expire 8/1/2023	361	—
*	Seventy Seven Energy Inc Warrants Expire 8/1/2021	401	—
			7,155
Technology (17.2%)
	Apple Inc.	111,024,638	15,949,799
	Microsoft Corp.	163,525,781	10,769,808
*	Facebook Inc. Class A	52,460,022	7,451,946
*	Alphabet Inc. Class A	6,604,695	5,599,460
*	Alphabet Inc. Class C	6,582,154	5,460,292
	Intel Corp.	105,327,222	3,799,153
	Cisco Systems Inc.	111,559,000	3,770,694
	International Business Machines Corp.	19,061,070	3,319,295
	Oracle Corp.	68,534,400	3,057,320
	Broadcom Ltd.	8,933,612	1,956,104
	QUALCOMM Inc.	32,902,703	1,886,641
	Texas Instruments Inc.	22,263,137	1,793,518
*	Adobe Systems Inc.	11,002,230	1,431,720
	NVIDIA Corp.	11,405,588	1,242,411
*	salesforce.com Inc.	14,740,272	1,215,925
	Applied Materials Inc.	24,034,445	934,940
*	Yahoo! Inc.	19,126,595	887,665
	Hewlett Packard Enterprise Co.	37,087,804	878,981
*	Cognizant Technology Solutions Corp. Class A	13,514,495	804,383
*	Micron Technology Inc.	23,328,972	674,207
	HP Inc.	37,661,844	673,394
	Analog Devices Inc.	8,127,443	666,044
	Intuit Inc.	5,406,879	627,144
	Corning Inc.	20,684,684	558,486
	Western Digital Corp.	6,414,929	529,424

	Lam Research Corp.	3,625,738	465,400
	Symantec Corp.	13,770,647	422,483
*	Autodesk Inc.	4,703,284	406,693
	Skyworks Solutions Inc.	4,118,821	403,562
*	Cerner Corp.	6,606,528	388,794
	Microchip Technology Inc.	4,815,257	355,270
*	Red Hat Inc.	3,967,739	343,209
	KLA-Tencor Corp.	3,491,976	331,982
*	ServiceNow Inc.	3,695,514	323,247
	Xilinx Inc.	5,552,150	321,414
*	Dell Technologies Inc. Class V	4,958,289	317,727
	Motorola Solutions Inc.	3,668,988	316,340
	Harris Corp.	2,769,489	308,161
	Seagate Technology plc	6,569,932	301,757
	Maxim Integrated Products Inc.	6,303,494	283,405
*	Citrix Systems Inc.	3,304,782	275,586
*,^ Advanced Micro Devices Inc.		17,802,840	259,031
	NetApp Inc.	6,124,911	256,328
*	Synopsys Inc.	3,337,434	240,729
*	Workday Inc. Class A	2,783,785	231,834
	Juniper Networks Inc.	8,042,591	223,825
	CA Inc.	6,974,468	221,230
*	Akamai Technologies Inc.	3,665,963	218,858
*	Palo Alto Networks Inc.	1,939,111	218,499
	Computer Sciences Corp.	3,138,960	216,620
	CDK Global Inc.	3,260,446	211,962
	CDW Corp.	3,572,954	206,195
*	F5 Networks Inc.	1,443,189	205,755
*	ANSYS Inc.	1,896,149	202,641
*	Cadence Design Systems Inc.	6,209,275	194,971
*	Qorvo Inc.	2,820,686	193,386
*,^ Twitter Inc.		12,734,818	190,386
*	Gartner Inc.	1,748,518	188,822
*	Splunk Inc.	3,017,629	187,968
*	CommScope Holding Co. Inc.	4,316,757	180,052
	Leidos Holdings Inc.	3,345,437	171,086
*,^ VeriSign Inc.		1,946,603	169,569
*,^ VMware Inc. Class A		1,611,277	148,463
*	ON Semiconductor Corp.	9,268,468	143,569
	Teradyne Inc.	4,477,257	139,243
	SS&C Technologies Holdings Inc.	3,839,411	135,915
*,^ Arista Networks Inc.		1,027,294	135,880
*	PTC Inc.	2,563,864	134,731
*	Microsemi Corp.	2,567,976	132,328
	Marvell Technology Group Ltd.	8,478,381	129,380
*	NCR Corp.	2,759,325	126,046
*	Fortinet Inc.	3,272,435	125,498
*	IAC/InterActiveCorp	1,631,039	120,240
*	Ultimate Software Group Inc.	613,210	119,705
	LogMeIn Inc.	1,180,630	115,111
*	Tyler Technologies Inc.	738,022	114,069
	Brocade Communications Systems Inc.	9,076,916	113,280
*	Nuance Communications Inc.	6,477,982	112,134
*	ARRIS International plc	4,220,192	111,624
*	Veeva Systems Inc. Class A	2,164,083	110,974
^	Garmin Ltd.	2,117,279	108,214
	CSRA Inc.	3,627,296	106,243

*	Cavium Inc.	1,415,830	101,458
*	Aspen Technology Inc.	1,721,093	101,407
*,^ Snap Inc.		4,415,897	99,490
*,^ athenahealth Inc.		879,938	99,160
	Cypress Semiconductor Corp.	6,806,715	93,660
*	Guidewire Software Inc.	1,633,498	92,015
*	Teradata Corp.	2,885,313	89,791
	Fair Isaac Corp.	686,384	88,509
	DST Systems Inc.	710,309	87,013
*	Cirrus Logic Inc.	1,429,185	86,737
	j2 Global Inc.	1,012,792	84,983
*	Manhattan Associates Inc.	1,575,103	81,984
	MKS Instruments Inc.	1,187,446	81,637
*	EPAM Systems Inc.	1,079,799	81,546
	Blackbaud Inc.	1,055,928	80,958
*	ViaSat Inc.	1,217,963	77,730
	Monolithic Power Systems Inc.	814,500	75,015
	SYNNEX Corp.	668,160	74,794
*	Ciena Corp.	3,130,664	73,915
*	Tech Data Corp.	785,392	73,748
*	NetScout Systems Inc.	1,939,520	73,605
*	Entegris Inc.	3,139,950	73,475
*	Ellie Mae Inc.	714,167	71,610
*	Medidata Solutions Inc.	1,216,521	70,181
*	Lumentum Holdings Inc.	1,288,751	68,755
*	Proofpoint Inc.	913,204	67,906
*	Finisar Corp.	2,458,633	67,219
*	Integrated Device Technology Inc.	2,825,417	66,878
	InterDigital Inc.	761,712	65,736
*	Silicon Laboratories Inc.	882,982	64,943
*	CACI International Inc. Class A	542,933	63,686
*,^ Dycom Industries Inc.		664,346	61,751
*	Verint Systems Inc.	1,403,593	60,881
*	Tableau Software Inc. Class A	1,219,460	60,424
*	Advanced Energy Industries Inc.	876,029	60,061
*	Cree Inc.	2,214,863	59,203
	Science Applications International Corp.	793,876	59,064
*	Square Inc.	3,331,402	57,567
*	Paycom Software Inc.	992,396	57,073
*	ACI Worldwide Inc.	2,618,440	56,008
*	Viavi Solutions Inc.	5,116,946	54,854
	Pitney Bowes Inc.	4,145,997	54,354
*	Zendesk Inc.	1,908,191	53,506
*	Allscripts Healthcare Solutions Inc.	4,120,764	52,251
*	Electronics For Imaging Inc.	1,035,655	50,571
*	Semtech Corp.	1,455,722	49,203
	TiVo Corp.	2,570,442	48,196
*	VeriFone Systems Inc.	2,479,292	46,437
	Diebold Nixdorf Inc.	1,502,329	46,121
*	CommVault Systems Inc.	901,725	45,808
*	GoDaddy Inc. Class A	1,163,913	44,112
*	HubSpot Inc.	722,408	43,742
*	Cornerstone OnDemand Inc.	1,119,570	43,540
*	RealPage Inc.	1,245,376	43,464
*,^ FireEye Inc.		3,420,620	43,134
	Power Integrations Inc.	625,300	41,113
*	Inphi Corp.	825,228	40,288

	Cabot Microelectronics Corp.	525,713	40,275
	Plantronics Inc.	733,496	39,689
*	MicroStrategy Inc. Class A	209,585	39,360
*	Synaptics Inc.	787,899	39,009
	Cogent Communications Holdings Inc.	900,996	38,788
*	Mercury Systems Inc.	991,314	38,711
*	EchoStar Corp. Class A	674,747	38,427
*,^ 2U Inc.		937,383	37,177
	Xperi Corp.	1,085,439	36,851
*	MaxLinear Inc.	1,294,589	36,313
*	Premier Inc. Class A	1,133,363	36,075
*,^ 3D Systems Corp.		2,391,036	35,770
*,^ Oclaro Inc.		3,524,133	34,607
*	NETGEAR Inc.	697,522	34,562
*	RingCentral Inc. Class A	1,203,509	34,059
	Pegasystems Inc.	762,384	33,431
*	Infinera Corp.	3,252,517	33,273
*,^ Twilio Inc. Class A		1,145,788	33,079
*	Rambus Inc.	2,499,464	32,843
	Brooks Automation Inc.	1,464,825	32,812
*	Insight Enterprises Inc.	791,451	32,521
^	Ebix Inc.	498,843	30,554
*	Callidus Software Inc.	1,390,976	29,697
	Progress Software Corp.	1,020,053	29,633
*	Envestnet Inc.	904,098	29,202
*	New Relic Inc.	786,088	29,140
	NIC Inc.	1,384,664	27,970
*	Ixia	1,413,599	27,777
	West Corp.	1,129,979	27,594
*,^ Ubiquiti Networks Inc.		547,855	27,535
*	BroadSoft Inc.	679,348	27,310
	CSG Systems International Inc.	685,388	25,915
*	Gigamon Inc.	721,969	25,666
*	Qualys Inc.	665,458	25,221
*	InvenSense Inc.	1,894,894	23,933
*	Q2 Holdings Inc.	679,205	23,670
	ADTRAN Inc.	1,078,991	22,389
*	Synchronoss Technologies Inc.	916,274	22,357
*	SPS Commerce Inc.	378,238	22,123
*	ScanSource Inc.	560,626	22,005
*	Amkor Technology Inc.	1,893,716	21,948
*	Super Micro Computer Inc.	859,059	21,777
*	Web.com Group Inc.	1,072,182	20,693
*	Cray Inc.	933,823	20,451
*,^ Applied Optoelectronics Inc.		362,254	20,341
*,^ Acacia Communications Inc.		345,714	20,266
*	ePlus Inc.	149,597	20,203
*	Diodes Inc.	839,335	20,186
*	Bottomline Technologies de Inc.	851,557	20,139
*	FormFactor Inc.	1,573,822	18,650
	Monotype Imaging Holdings Inc.	926,016	18,613
*	Extreme Networks Inc.	2,468,744	18,540
*	Virtusa Corp.	612,818	18,519
*,^ Nimble Storage Inc.		1,443,355	18,042
*	Lattice Semiconductor Corp.	2,586,987	17,902
*	Five9 Inc.	1,070,174	17,615
*	Quality Systems Inc.	1,155,073	17,603

*,^ Shutterstock Inc.		425,525	17,595
*	Barracuda Networks Inc.	759,738	17,558
*	CEVA Inc.	480,008	17,040
*,^ Box Inc.		1,029,187	16,786
*	Ultratech Inc.	566,118	16,768
*	Photronics Inc.	1,529,140	16,362
*,^ Unisys Corp.		1,163,573	16,232
*	Nanometrics Inc.	522,773	15,924
*,^ Match Group Inc.		947,728	15,476
*,^ Pure Storage Inc. Class A		1,556,044	15,296
*	Rudolph Technologies Inc.	659,259	14,767
*	Exar Corp.	1,110,189	14,444
*,^ Gogo Inc.		1,306,623	14,373
*	Blucora Inc.	816,692	14,129
*	PROS Holdings Inc.	578,559	13,995
*	Vocera Communications Inc.	552,646	13,722
*	PDF Solutions Inc.	586,255	13,261
*	CalAmp Corp.	785,871	13,195
*	Perficient Inc.	757,941	13,158
	Syntel Inc.	751,590	12,649
*	Axcelis Technologies Inc.	656,082	12,334
*	Ultra Clean Holdings Inc.	716,809	12,093
*,^ Alarm.com Holdings Inc.		375,051	11,529
*	Endurance International Group Holdings Inc.	1,449,290	11,377
*	Loral Space & Communications Inc.	288,493	11,367
*	Varonis Systems Inc.	355,021	11,290
*	Actua Corp.	779,203	10,948
	Cohu Inc.	568,086	10,487
*	ShoreTel Inc.	1,683,857	10,356
*,^ Impinj Inc.		340,083	10,294
*	Xcerra Corp.	1,149,883	10,222
*	Harmonic Inc.	1,707,962	10,162
	Hackett Group Inc.	518,141	10,099
*	Boingo Wireless Inc.	769,876	10,001
*	CommerceHub Inc.	637,912	9,907
*	Carbonite Inc.	482,978	9,804
*	A10 Networks Inc.	1,035,362	9,474
*,^ KeyW Holding Corp.		1,002,363	9,462
*	Silver Spring Networks Inc.	831,317	9,386
*,^ Benefitfocus Inc.		333,823	9,330
*	VASCO Data Security International Inc.	669,223	9,035
	Forrester Research Inc.	225,554	8,966
*,^ MeetMe Inc.		1,395,067	8,217
	IXYS Corp.	562,901	8,190
*	Workiva Inc.	520,376	8,144
^	Computer Programs & Systems Inc.	289,211	8,098
*	LivePerson Inc.	1,165,489	7,984
*,^ Hortonworks Inc.		811,530	7,961
	PC Connection Inc.	259,659	7,735
*,^ Instructure Inc.		318,355	7,450
*	Sonus Networks Inc.	1,124,738	7,412
*,^ Nutanix Inc.		393,705	7,390
*	NeoPhotonics Corp.	811,842	7,315
	Comtech Telecommunications Corp.	493,310	7,271
*	Alpha & Omega Semiconductor Ltd.	420,420	7,227
*	RigNet Inc.	336,443	7,217
*	Jive Software Inc.	1,611,707	6,930

*	Blackline Inc.	224,527	6,682
*	Calix Inc.	915,482	6,637
*,^ Digimarc Corp.		237,873	6,423
*,^ Internap Corp.		1,724,429	6,415
*	Digi International Inc.	527,858	6,282
	American Software Inc. Class A	606,253	6,232
*,^ Appfolio Inc.		226,465	6,160
*	Brightcove Inc.	676,919	6,025
*	Model N Inc.	561,393	5,867
*	Rapid7 Inc.	389,653	5,837
*	ChannelAdvisor Corp.	519,240	5,790
*	Telenav Inc.	658,606	5,697
*	Immersion Corp.	654,532	5,668
*,^ Coupa Software Inc.		220,377	5,598
*	Zix Corp.	1,143,378	5,500
*	GSI Technology Inc.	627,732	5,461
*	Sigma Designs Inc.	868,565	5,429
*	Kopin Corp.	1,316,815	5,399
	EMCORE Corp.	585,971	5,274
*	Vectrus Inc.	234,319	5,237
	QAD Inc. Class A	186,341	5,190
*	Limelight Networks Inc.	1,942,870	5,013
*	DSP Group Inc.	411,148	4,934
*	Mitek Systems Inc.	718,250	4,776
*	Quantum Corp.	5,358,674	4,662
*	AXT Inc.	783,211	4,543
*	GigPeak Inc.	1,473,942	4,540
*	CommerceHub Inc. Class A	291,580	4,514
*	Exa Corp.	354,366	4,500
*	Quantenna Communications Inc.	212,963	4,436
*,^ QuickLogic Corp.		2,471,950	4,400
*	Xactly Corp.	367,924	4,378
*	MobileIron Inc.	1,002,344	4,360
*	Everbridge Inc.	199,295	4,092
*	Rosetta Stone Inc.	416,918	4,065
*	Clearfield Inc.	241,306	3,969
*	Radisys Corp.	898,118	3,592
*,^ Rocket Fuel Inc.		649,253	3,480
*	Ooma Inc.	349,647	3,479
	Simulations Plus Inc.	286,767	3,370
	PC-Tel Inc.	472,371	3,363
*	USA Technologies Inc.	775,779	3,297
	AstroNova Inc.	212,911	3,204
*	Amber Road Inc.	401,962	3,103
*	SecureWorks Corp. Class A	322,781	3,066
*	Guidance Software Inc.	518,568	3,060
*	KVH Industries Inc.	360,452	3,028
*	Pixelworks Inc.	642,411	2,994
	Computer Task Group Inc.	540,202	2,982
*,^ Park City Group Inc.		231,390	2,858
*	Agilysys Inc.	300,463	2,839
*	VOXX International Corp. Class A	524,949	2,730
*	NCI Inc. Class A	180,277	2,713
*	Castlight Health Inc. Class B	731,563	2,670
*	ARI Network Services Inc.	500,995	2,605
*	Tangoe Inc.	490,100	2,598
*	Ichor Holdings Ltd.	128,500	2,548

*	Datawatch Corp.	298,625	2,508
*,^ Airgain Inc.		161,541	2,449
*	Key Tronic Corp.	314,937	2,312
	Preformed Line Products Co.	43,570	2,272
	Systemax Inc.	196,928	2,184
*	Apptio Inc. Class A	186,170	2,184
*	Edgewater Technology Inc.	279,593	2,083
	TransAct Technologies Inc.	246,089	1,993
	TESSCO Technologies Inc.	125,975	1,978
*	Tabula Rasa HealthCare Inc.	146,500	1,975
*	Rightside Group Ltd.	192,546	1,910
*,^ Aerohive Networks Inc.		451,389	1,900
*	Aware Inc.	403,342	1,896
*	BSQUARE Corp.	345,599	1,866
*	Great Elm Capital Group Inc.	558,900	1,844
*	Upland Software Inc.	108,513	1,724
*	Amtech Systems Inc.	281,320	1,547
*	Synacor Inc.	359,073	1,490
*,^ Neonode Inc.		911,744	1,459
*,^ TransEnterix Inc.		1,165,497	1,410
	ClearOne Inc.	141,648	1,402
*	NetSol Technologies Inc.	268,367	1,369
*	PAR Technology Corp.	189,722	1,360
*	Pendrell Corp.	203,765	1,324
*,^ VirnetX Holding Corp.		575,781	1,324
*	MRV Communications Inc.	125,429	1,323
*	ID Systems Inc.	208,331	1,319
*,^ Aehr Test Systems		263,177	1,266
*	RCM Technologies Inc.	257,001	1,223
*	Tremor Video Inc.	598,009	1,196
	Concurrent Computer Corp.	245,188	1,192
*	iPass Inc.	1,002,101	1,172
	Evolving Systems Inc.	239,404	1,161
*,^ CVD Equipment Corp.		107,736	1,123
*	Covisint Corp.	519,647	1,065
*	Icad Inc.	214,839	1,033
*,^ Inseego Corp.		492,381	1,029
	Network-1 Technologies Inc.	211,338	1,025
*,^ Netlist Inc.		1,012,191	1,002
*	Numerex Corp. Class A	197,011	940
*	GSE Systems Inc.	275,429	936
	QAD Inc. Class B	38,541	924
*,^ Atomera Inc.		129,766	919
*,^ SITO Mobile Ltd.		356,917	917
	LRAD Corp.	602,425	910
*	Identiv Inc.	128,529	907
	GlobalSCAPE Inc.	226,755	889
*	Aviat Networks Inc.	59,776	879
*,^ Sunworks Inc.		460,258	700
	RELM Wireless Corp.	128,863	644
*	Xplore Technologies Corp.	312,216	640
*,^ Resonant Inc.		101,540	547
*	ARC Group Worldwide Inc.	128,901	541
*	WidePoint Corp.	1,179,926	531
*	DASAN Zhone Solutions Inc.	82,870	515
*,^ ParkerVision Inc.		248,937	495
*	Westell Technologies Inc. Class A	696,943	488

*	inTEST Corp.	75,955	479
*	Inuvo Inc.	363,197	469
*	Data I/O Corp.	85,143	425
*	Lantronix Inc.	107,354	417
*	Intermolecular Inc.	420,975	391
*	Qumu Corp.	136,998	381
*	Adesto Technologies Corp.	90,915	377
*	Support.com Inc.	163,800	360
	Communications Systems Inc.	81,409	358
	CSP Inc.	30,760	317
*	FORM Holdings Corp.	144,635	314
*	MuleSoft Inc. Class A	12,093	294
*	SharpSpring Inc.	62,380	284
*	FalconStor Software Inc.	703,835	280
*	eGain Corp.	180,736	262
*	Marin Software Inc.	133,535	240
*	Ciber Inc.	593,247	237
*	BroadVision Inc.	38,131	185
*	Streamline Health Solutions Inc.	181,006	185
*	Everspin Technologies Inc.	21,144	177
*	Determine Inc.	50,069	171
*	Alteryx Inc. Class A	10,746	168
*,^ MoSys Inc.		58,538	122
*	Mastech Digital Inc.	15,394	113
*	Cinedigm Corp. Class A	67,758	105
*	Smith Micro Software Inc.	93,135	87
*	Sonic Foundry Inc.	17,328	86
*,^ NXT-ID Inc.		42,700	79
*	ADDvantage Technologies Group Inc.	29,519	55
*,^ Fusion Telecommunications International Inc.		31,290	49
*	Seachange International Inc.	16,795	42
*	Socket Mobile Inc.	5,500	24
*	GlassBridge Enterprises Inc.	2,673	13
*	Finjan Holdings Inc.	6,800	12
*	Intelligent Systems Corp.	1,383	6
			94,758,795
Telecommunications (2.2%)
	AT&T Inc.	136,795,446	5,683,851
	Verizon Communications Inc.	90,800,284	4,426,514
*	T-Mobile US Inc.	6,427,091	415,126
*	Level 3 Communications Inc.	6,407,255	366,623
	CenturyLink Inc.	12,155,679	286,509
*	Zayo Group Holdings Inc.	3,519,417	115,789
*,^ Sprint Corp.		13,252,437	115,031
^	Frontier Communications Corp.	26,049,594	55,746
	Telephone & Data Systems Inc.	2,087,308	55,334
*	8x8 Inc.	1,924,720	29,352
	Shenandoah Telecommunications Co.	1,038,470	29,129
*	Vonage Holdings Corp.	4,333,968	27,391
	Consolidated Communications Holdings Inc.	1,084,737	25,404
	Windstream Holdings Inc.	4,019,127	21,904
	ATN International Inc.	253,293	17,837
*	Cincinnati Bell Inc.	982,154	17,384
*,^ Iridium Communications Inc.		1,782,216	17,198
*	ORBCOMM Inc.	1,583,537	15,123
*	GTT Communications Inc.	573,337	13,961
*,^ Globalstar Inc.		7,707,426	12,332

*	United States Cellular Corp.	327,878	12,240
*	General Communication Inc. Class A	566,441	11,782
*	FairPoint Communications Inc.	593,058	9,845
*	Lumos Networks Corp.	512,510	9,071
	Spok Holdings Inc.	454,450	8,635
*	Hawaiian Telcom Holdco Inc.	286,751	6,569
*,^ Straight Path Communications Inc. Class B		179,767	6,466
*,^ pdvWireless Inc.		242,197	5,292
	IDT Corp. Class B	371,595	4,727
*	HC2 Holdings Inc.	755,463	4,684
*,^ Intelsat SA		783,432	3,251
*	Alaska Communications Systems Group Inc.	1,273,914	2,357
*	Pareteum Corp.	41,046	35
*	Otelco Inc. Class A	3,254	23
*,^ CPS Technologies Corp.		1,900	3
			11,832,518
Utilities (3.1%)
	NextEra Energy Inc.	10,428,499	1,338,706
	Duke Energy Corp.	15,350,706	1,258,911
	Southern Co.	21,833,914	1,086,892
	Dominion Resources Inc.	13,965,212	1,083,281
	PG&E Corp.	11,310,981	750,597
	Exelon Corp.	20,531,190	738,712
	American Electric Power Co. Inc.	10,960,558	735,782
	Sempra Energy	5,571,390	615,639
	Edison International	7,245,137	576,785
	PPL Corp.	15,141,868	566,154
	Consolidated Edison Inc.	6,803,393	528,351
	Xcel Energy Inc.	11,307,267	502,608
	Public Service Enterprise Group Inc.	11,263,738	499,547
	WEC Energy Group Inc.	7,019,213	425,575
	Eversource Energy	7,053,106	414,582
	DTE Energy Co.	3,983,288	406,734
	FirstEnergy Corp.	9,848,327	313,374
	American Water Works Co. Inc.	3,917,872	304,693
	Entergy Corp.	3,988,781	302,988
	Ameren Corp.	5,375,694	293,459
	CMS Energy Corp.	6,187,360	276,822
	ONEOK Inc.	4,668,882	258,843
	CenterPoint Energy Inc.	9,055,781	249,668
	Pinnacle West Capital Corp.	2,466,322	205,642
	Alliant Energy Corp.	5,049,794	200,022
	UGI Corp.	3,841,998	189,795
	SCANA Corp.	2,863,438	187,126
	Atmos Energy Corp.	2,333,408	184,316
	Westar Energy Inc. Class A	3,156,440	171,300
	NiSource Inc.	7,172,430	170,632
	AES Corp.	14,635,476	163,625
	Great Plains Energy Inc.	4,772,816	139,462
	NRG Energy Inc.	7,000,744	130,914
	Aqua America Inc.	3,863,595	124,215
	Vectren Corp.	1,831,925	107,369
	National Fuel Gas Co.	1,796,050	107,081
	WGL Holdings Inc.	1,136,235	93,773
	IDACORP Inc.	1,117,446	92,703
*	Calpine Corp.	7,947,488	87,820
	Portland General Electric Co.	1,965,098	87,290

	Southwest Gas Holdings Inc.	980,598	81,301
	Hawaiian Electric Industries Inc.	2,400,473	79,960
	ONE Gas Inc.	1,173,760	79,346
	Black Hills Corp.	1,173,274	77,988
	New Jersey Resources Corp.	1,909,431	75,613
	ALLETE Inc.	1,102,371	74,642
	Spire Inc.	985,827	66,543
	PNM Resources Inc.	1,785,672	66,070
	South Jersey Industries Inc.	1,753,425	62,510
	NorthWestern Corp.	1,048,797	61,564
	Avangrid Inc.	1,403,322	59,978
	Avista Corp.	1,495,413	58,396
	MGE Energy Inc.	846,924	55,050
	Ormat Technologies Inc.	953,291	54,414
	El Paso Electric Co.	911,854	46,049
	California Water Service Group	1,118,232	40,089
	Northwest Natural Gas Co.	627,445	37,082
	American States Water Co.	777,844	34,458
*	TerraForm Power Inc. Class A	2,003,258	24,780
	Chesapeake Utilities Corp.	343,094	23,742
*	Dynegy Inc.	2,465,237	19,377
	Unitil Corp.	406,314	18,296
	SJW Group	373,840	18,027
	Connecticut Water Service Inc.	330,836	17,584
	Middlesex Water Co.	372,716	13,772
	York Water Co.	286,420	10,039
*,^ Sunrun Inc.		1,738,430	9,388
*,^ Cadiz Inc.		535,083	8,053
	Artesian Resources Corp. Class A	226,518	7,375
*	Atlantic Power Corp.	2,322,661	6,155
	Delta Natural Gas Co. Inc.	191,597	5,815
	Gas Natural Inc.	346,811	4,404
^	Spark Energy Inc. Class A	125,328	4,004
*,^ AquaVenture Holdings Ltd.		233,961	3,994
*	Pure Cycle Corp.	483,835	2,685
	Genie Energy Ltd. Class B	296,710	2,148
*	US Geothermal Inc.	379,270	1,551
*,^ Vivint Solar Inc.		132,426	371
			17,284,401
Total Common Stocks (Cost $365,410,110)			546,575,615

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
	Capital Goods (0.0%)
	Mueller Industries Inc. (Cost $6,160)	6.000%	3/1/27	6,245	6,198

				Shares
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
3,4 Vanguard Market Liquidity Fund		0.965%		55,182,619	5,519,366

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.601%	4/27/17	1,900	1,899
5,6 United States Treasury Bill		0.491%–0.567%	5/4/17	30,400	30,382
	United States Treasury Bill	0.623%	5/18/17	12,100	12,089
5	United States Treasury Bill	0.607%–0.618%	5/25/17	52,600	52,546
5	United States Treasury Bill	0.521%	6/1/17	5,700	5,694
5	United States Treasury Bill	0.598%–0.607%	6/8/17	59,000	58,924
	United States Treasury Bill	0.761%	6/22/17	6,500	6,489
5	United States Treasury Bill	0.602%	7/13/17	500	499
					168,522
Total Temporary Cash Investments (Cost $5,687,278)					5,687,888
Total Investments (100.5%) (Cost $371,103,548)					552,269,701
Other Asset and Liabilities-Net (-0.5%)4,6					(2,675,476)
Net Assets (100%)					549,594,225

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$2,634,866,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,798,250,000 of collateral received for securities on loan.
5 Securities with a value of $122,486,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,399,000 and cash of $2,020,000 have been segregated as collateral for open over-
the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Total Stock Market Index Fund

fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	546,560,016	44	15,555
Corporate Bonds	—	6,198	—
Temporary Cash Investments	5,519,366	168,522	—
Futures Contracts—Assets[1]	301	—	—
Futures Contracts—Liabilities[1]	(6,138)	—	—
Swap Contracts—Assets	—	1,665	—
Swap Contracts—Liabilities	—	(1,530)	—
Total	552,073,545	174,899	15,555
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total Stock Market Index Fund

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	23,235	2,740,801	(10,541)
E-mini Russell 2000 Index	June 2017	1,914	132,487	1,868
E-mini S&P Mid-Cap 400 Index	June 2017	240	41,237	234
				(8,439)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Stock Market Index Fund

At March 31, 2017, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/17	GSCM	11,875	(1.254%)	(1,530)
SLM Corp.	5/22/17	GSI	38,918	(1.384%)	1,665
					135
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At March 31, 2017, the counterparty had deposited in segregated accounts securities with a value of $1,374,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2017, the cost of investment securities for tax purposes was $371,112,883,000. Net unrealized appreciation of investment securities for tax purposes was $181,156,818,000, consisting of unrealized gains of $190,940,349,000 on securities that had risen in value since their purchase and $9,783,531,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.6%)
Dow Chemical Co.	6,056,217	384,812
EI du Pont de Nemours & Co.	4,315,469	346,662
Air Products & Chemicals Inc.	1,086,131	146,943
LyondellBasell Industries NV Class A	1,607,370	146,576
PPG Industries Inc.	1,280,673	134,573
International Paper Co.	2,048,327	104,014
Nucor Corp.	1,586,210	94,728
Newmont Mining Corp.	2,650,186	87,350
* Freeport-McMoRan Inc.	6,453,520	86,219
Celanese Corp. Class A	701,916	63,067
Albemarle Corp.	564,120	59,594
Eastman Chemical Co.	699,385	56,510
Mosaic Co.	1,757,329	51,279
FMC Corp.	672,045	46,768
Ashland Global Holdings Inc.	311,781	38,602
Avery Dennison Corp.	438,824	35,369
CF Industries Holdings Inc.	1,166,837	34,247
Arconic Inc.	1,097,645	28,912
Reliance Steel & Aluminum Co.	344,881	27,597
* Alcoa Corp.	410,214	14,111
Westlake Chemical Corp.	194,459	12,844
		2,000,777
Consumer Goods (9.3%)
Procter & Gamble Co.	12,760,450	1,146,526
PepsiCo Inc.	7,123,855	796,874
Altria Group Inc.	4,849,829	346,375
Mondelez International Inc. Class A	7,323,356	315,490
Kimberly-Clark Corp.	1,777,636	233,990
Ford Motor Co.	19,476,037	226,701
General Motors Co.	6,352,891	224,638
General Mills Inc.	2,895,129	170,842
Archer-Daniels-Midland Co.	2,844,548	130,963
Delphi Automotive plc	1,342,661	108,071
Kellogg Co.	1,230,887	89,375
Dr Pepper Snapple Group Inc.	911,974	89,301
Conagra Brands Inc.	2,167,743	87,447
Tyson Foods Inc. Class A	1,358,212	83,815
Molson Coors Brewing Co. Class B	875,257	83,771
JM Smucker Co.	554,533	72,688
Genuine Parts Co.	708,731	65,494
Whirlpool Corp.	370,798	63,529
Coach Inc.	1,406,680	58,138
Campbell Soup Co.	994,110	56,903
Hasbro Inc.	557,102	55,610
Bunge Ltd.	699,470	55,440
Harley-Davidson Inc.	886,902	53,658
Stanley Black & Decker Inc.	380,697	50,583
Lear Corp.	345,805	48,959

Mattel Inc.	1,712,930	43,868
Clorox Co.	321,098	43,294
Leucadia National Corp.	1,623,249	42,204
PVH Corp.	394,692	40,839
VF Corp.	666,225	36,622
PulteGroup Inc.	1,425,035	33,560
Lamb Weston Holdings Inc.	725,711	30,523
DR Horton Inc.	883,438	29,427
Lennar Corp. Class A	527,913	27,024
Ralph Lauren Corp. Class A	283,185	23,114
Goodyear Tire & Rubber Co.	626,732	22,562
BorgWarner Inc.	526,938	22,021
Ingredion Inc.	181,422	21,849
* Michael Kors Holdings Ltd.	382,342	14,571
* Edgewell Personal Care Co.	143,726	10,512
^ Pilgrim's Pride Corp.	254,716	5,732
Lennar Corp. Class B	1,431	60
		5,162,963
Consumer Services (6.2%)
Wal-Mart Stores Inc.	7,666,741	552,619
CVS Health Corp.	5,119,761	401,901
Time Warner Inc.	1,837,418	179,534
* eBay Inc.	5,154,587	173,039
McKesson Corp.	1,058,468	156,928
Target Corp.	2,803,676	154,735
Delta Air Lines Inc.	3,278,204	150,666
Kroger Co.	4,682,575	138,089
Cardinal Health Inc.	1,571,355	128,144
Sysco Corp.	2,421,717	125,736
Omnicom Group Inc.	1,168,090	100,701
American Airlines Group Inc.	2,260,962	95,639
* United Continental Holdings Inc.	1,264,817	89,347
Viacom Inc. Class B	1,791,028	83,498
AmerisourceBergen Corp. Class A	811,643	71,830
Best Buy Co. Inc.	1,328,697	65,305
Las Vegas Sands Corp.	996,818	56,888
Carnival Corp.	934,095	55,028
Darden Restaurants Inc.	617,847	51,695
Interpublic Group of Cos. Inc.	1,955,924	48,057
Whole Foods Market Inc.	1,598,025	47,493
Aramark	1,225,419	45,181
Macy's Inc.	1,522,495	45,127
* Liberty Interactive Corp. QVC Group Class A	2,087,325	41,788
Nielsen Holdings plc	885,803	36,593
Kohl's Corp.	879,048	34,995
* Liberty Media Corp-Liberty SiriusXM	891,790	34,584
News Corp. Class A	2,498,219	32,477
Gap Inc.	1,191,650	28,945
Hilton Worldwide Holdings Inc.	490,130	28,653
Staples Inc.	3,260,194	28,592
Bed Bath & Beyond Inc.	724,471	28,588
^ Nordstrom Inc.	609,123	28,367
Tiffany & Co.	294,518	28,068
* Liberty Media Corp-Liberty SiriusXM	435,073	16,933
* Discovery Communications Inc.	552,319	15,636
* AutoNation Inc.	350,963	14,842
H&R Block Inc.	518,740	12,061

* Rite Aid Corp.	2,631,532	11,184
* Discovery Communications Inc. Class A	378,165	11,001
Williams-Sonoma Inc.	198,575	10,648
News Corp. Class B	12,704	171
		3,461,306
Financials (25.2%)
* Berkshire Hathaway Inc. Class B	9,617,951	1,603,120
JPMorgan Chase & Co.	17,860,667	1,568,881
Wells Fargo & Co.	22,561,544	1,255,776
Bank of America Corp.	50,039,534	1,180,433
Citigroup Inc.	14,224,224	850,893
US Bancorp	8,033,038	413,701
Goldman Sachs Group Inc.	1,786,352	410,361
American International Group Inc.	4,887,450	305,123
American Express Co.	3,820,237	302,219
Chubb Ltd.	2,204,542	300,369
Morgan Stanley	7,008,664	300,251
PNC Financial Services Group Inc.	2,426,065	291,710
Bank of New York Mellon Corp.	5,011,750	236,705
MetLife Inc.	4,372,816	230,972
Prudential Financial Inc.	2,145,515	228,884
Capital One Financial Corp.	2,398,140	207,823
CME Group Inc.	1,608,584	191,100
BB&T Corp.	4,033,455	180,295
Travelers Cos. Inc.	1,395,541	168,219
Allstate Corp.	1,822,549	148,520
Aflac Inc.	2,037,014	147,521
State Street Corp.	1,811,119	144,183
Synchrony Financial	4,038,832	138,532
SunTrust Banks Inc.	2,449,803	135,474
Discover Financial Services	1,920,551	131,346
Equity Residential	1,834,489	114,142
Progressive Corp.	2,892,721	113,337
M&T Bank Corp.	691,056	106,927
Ameriprise Financial Inc.	767,369	99,512
KeyCorp	5,382,849	95,707
Fifth Third Bancorp	3,763,506	95,593
Northern Trust Corp.	1,071,379	92,760
Hartford Financial Services Group Inc.	1,881,428	90,440
Principal Financial Group Inc.	1,431,895	90,367
Regions Financial Corp.	6,131,362	89,089
Citizens Financial Group Inc.	2,549,483	88,085
Willis Towers Watson plc	651,076	85,219
Lincoln National Corp.	1,121,851	73,425
Huntington Bancshares Inc.	5,437,467	72,808
Franklin Resources Inc.	1,689,520	71,196
Host Hotels & Resorts Inc.	3,709,587	69,221
Loews Corp.	1,435,964	67,160
Invesco Ltd.	2,011,534	61,613
Annaly Capital Management Inc.	5,110,949	56,783
Cincinnati Financial Corp.	785,098	56,739
* Arch Capital Group Ltd.	584,648	55,407
Unum Group	1,141,863	53,542
XL Group Ltd.	1,319,909	52,612
FNF Group	1,286,910	50,112
Western Union Co.	2,395,426	48,747
Ally Financial Inc.	2,348,339	47,742

	Duke Realty Corp.	1,775,297	46,637
	Macerich Co.	715,791	46,097
*	Alleghany Corp.	72,792	44,742
	Torchmark Corp.	566,067	43,610
	CIT Group Inc.	1,014,562	43,555
	Zions Bancorporation	1,022,483	42,944
	Reinsurance Group of America Inc. Class A	321,656	40,844
	Nasdaq Inc.	580,696	40,329
	HCP Inc.	1,173,224	36,698
	Everest Re Group Ltd.	153,488	35,887
	Voya Financial Inc.	943,638	35,820
*	GGP Inc.	1,534,718	35,575
	AGNC Investment Corp.	1,658,304	32,984
	New York Community Bancorp Inc.	2,315,926	32,353
	WR Berkley Corp.	456,698	32,257
*	Liberty Broadband Corp.	364,650	31,506
	People's United Financial Inc.	1,714,385	31,202
	Comerica Inc.	444,780	30,503
	Lazard Ltd. Class A	649,144	29,854
	Axis Capital Holdings Ltd.	430,492	28,856
	Raymond James Financial Inc.	319,672	24,378
	Kimco Realty Corp.	1,011,001	22,333
*,^ Athene Holding Ltd. Class A		431,987	21,595
	Camden Property Trust	220,200	17,717
	Assurant Inc.	143,078	13,688
	Navient Corp.	763,730	11,273
*	Liberty Broadband Corp. Class A	62,959	5,357
*	Santander Consumer USA Holdings Inc.	269,229	3,586
*	Berkshire Hathaway Inc. Class A	14	3,498
			13,936,374
Health Care (12.2%)
	Johnson & Johnson	13,579,346	1,691,308
	Pfizer Inc.	29,708,260	1,016,320
	Merck & Co. Inc.	13,762,076	874,442
	UnitedHealth Group Inc.	4,802,254	787,618
	Eli Lilly & Co.	4,956,610	416,900
	Abbott Laboratories	8,625,150	383,043
	Aetna Inc.	1,754,852	223,831
	Anthem Inc.	1,319,157	218,162
*	Express Scripts Holding Co.	3,022,237	199,196
	Cigna Corp.	1,281,049	187,661
	Humana Inc.	745,041	153,583
*	HCA Holdings Inc.	1,475,009	131,261
	Baxter International Inc.	2,421,129	125,560
	Zimmer Biomet Holdings Inc.	997,685	121,827
	Quest Diagnostics Inc.	684,822	67,243
*	Hologic Inc.	1,395,658	59,385
	Perrigo Co. plc	683,811	45,398
	Universal Health Services Inc. Class B	224,720	27,966
	Patterson Cos. Inc.	1,071	48
			6,730,752
Industrials (11.9%)
	General Electric Co.	44,156,001	1,315,849
	Honeywell International Inc.	3,799,468	474,440
	United Technologies Corp.	3,620,178	406,220
	Lockheed Martin Corp.	1,231,725	329,610

	Caterpillar Inc.	2,924,697	271,295
	Boeing Co.	1,462,698	258,693
	General Dynamics Corp.	1,283,979	240,361
	Raytheon Co.	1,461,306	222,849
	CSX Corp.	4,622,482	215,176
	Northrop Grumman Corp.	871,153	207,195
	Johnson Controls International plc	4,683,683	197,277
	Emerson Electric Co.	3,218,591	192,665
	Deere & Co.	1,589,397	173,022
	Eaton Corp. plc	2,244,646	166,440
	Norfolk Southern Corp.	1,450,285	162,388
	Waste Management Inc.	2,194,819	160,046
	TE Connectivity Ltd.	1,773,486	132,213
	Cummins Inc.	837,563	126,639
	PACCAR Inc.	1,747,698	117,445
	FedEx Corp.	599,901	117,071
	Parker-Hannifin Corp.	663,894	106,435
	Ingersoll-Rand plc	1,296,139	105,402
	Illinois Tool Works Inc.	690,885	91,521
	Republic Services Inc. Class A	1,182,384	74,266
	Ball Corp.	876,647	65,100
	WestRock Co.	1,247,222	64,893
	Rockwell Collins Inc.	653,218	63,467
	Dover Corp.	779,220	62,610
	L3 Technologies Inc.	348,946	57,677
	Pentair plc	821,096	51,548
	Xylem Inc.	898,521	45,124
*	Crown Holdings Inc.	700,506	37,092
	Fluor Corp.	699,385	36,802
	ManpowerGroup Inc.	336,242	34,488
	Jacobs Engineering Group Inc.	604,059	33,392
*	Arrow Electronics Inc.	448,325	32,912
	Xerox Corp.	4,321,523	31,720
	Flowserve Corp.	652,499	31,594
	Avnet Inc.	639,592	29,268
	Allison Transmission Holdings Inc.	782,325	28,211
*	United Rentals Inc.	210,626	26,339
	Owens Corning	283,576	17,403
*	Conduent Inc.	2,261	38
			6,614,196
Oil & Gas (9.1%)
	Exxon Mobil Corp.	20,833,048	1,708,518
	Chevron Corp.	9,449,347	1,014,576
	ConocoPhillips	6,166,125	307,505
	Schlumberger Ltd.	3,476,136	271,486
	Occidental Petroleum Corp.	3,813,457	241,621
	Kinder Morgan Inc.	9,460,859	205,679
	Phillips 66	2,196,082	173,974
	Valero Energy Corp.	2,251,408	149,246
	Marathon Petroleum Corp.	2,628,970	132,868
	Baker Hughes Inc.	2,120,500	126,848
	Devon Energy Corp.	2,482,175	103,556
	Halliburton Co.	2,059,952	101,370
	Apache Corp.	1,889,934	97,124
	National Oilwell Varco Inc.	1,893,254	75,900
	Hess Corp.	1,497,362	72,188
	Marathon Oil Corp.	4,247,528	67,111

	Tesoro Corp.	586,406	47,534
	OGE Energy Corp.	1,001,116	35,019
^	Helmerich & Payne Inc.	486,721	32,401
	HollyFrontier Corp.	883,551	25,040
*	Weatherford International plc	2,468,525	16,416
*	Energen Corp.	243,128	13,236
	Murphy Oil Corp.	411,117	11,754
			5,030,970
Other (0.0%)2
*	Safeway Inc CVR (Casa Ley) Expire 1/30/2018	376	—
*	Safeway Inc CVR (PDC) Expire 1/30/2019	376	—
			—
Technology (12.1%)
	Microsoft Corp.	36,642,769	2,413,293
	Intel Corp.	23,599,404	851,230
	Cisco Systems Inc.	24,996,303	844,875
	International Business Machines Corp.	4,269,881	743,557
	Oracle Corp.	7,678,779	342,550
	QUALCOMM Inc.	3,682,167	211,135
	Hewlett Packard Enterprise Co.	8,306,687	196,868
	HP Inc.	8,439,454	150,897
	Corning Inc.	4,623,316	124,830
	Western Digital Corp.	1,436,518	118,556
	Symantec Corp.	3,082,457	94,570
*	Dell Technologies Inc. Class V	1,117,896	71,635
	Motorola Solutions Inc.	820,558	70,749
	Seagate Technology plc	1,476,596	67,820
*	Advanced Micro Devices Inc.	3,987,312	58,015
	NetApp Inc.	1,371,687	57,405
*	Synopsys Inc.	749,565	54,066
	CA Inc.	1,573,287	49,905
	Harris Corp.	311,547	34,666
	Marvell Technology Group Ltd.	1,927,401	29,412
	Computer Sciences Corp.	416,703	28,757
	Juniper Networks Inc.	903,738	25,151
^	Garmin Ltd.	469,553	23,999
*	Nuance Communications Inc.	717,042	12,412
			6,676,353
Telecommunications (4.3%)
	AT&T Inc.	30,655,129	1,273,721
	Verizon Communications Inc.	20,348,681	991,998
	CenturyLink Inc.	2,741,674	64,621
*,^ Sprint Corp.		2,990,013	25,953
	Frontier Communications Corp.	121,652	261
			2,356,554
Utilities (5.9%)
	NextEra Energy Inc.	2,333,011	299,489
	Duke Energy Corp.	3,435,588	281,753
	Southern Co.	4,889,641	243,406
	Dominion Resources Inc.	3,127,140	242,572
	PG&E Corp.	2,534,425	168,184
	Exelon Corp.	4,598,793	165,465
	American Electric Power Co. Inc.	2,453,384	164,696
	Sempra Energy	1,248,192	137,925
	Edison International	1,622,818	129,193
	PPL Corp.	3,385,582	126,587

	Consolidated Edison Inc.			1,519,382	117,995
	Xcel Energy Inc.			2,530,088	112,462
	Public Service Enterprise Group Inc.			2,519,748	111,751
	WEC Energy Group Inc.			1,572,021	95,312
	Eversource Energy			1,578,322	92,774
	DTE Energy Co.			893,708	91,256
	FirstEnergy Corp.			2,203,572	70,118
	American Water Works Co. Inc.			892,617	69,419
	Entergy Corp.			898,278	68,233
	Ameren Corp.			1,216,787	66,424
	CMS Energy Corp.			1,403,804	62,806
	ONEOK Inc.			1,056,009	58,545
	CenterPoint Energy Inc.			2,052,378	56,584
	Pinnacle West Capital Corp.			558,727	46,587
	Alliant Energy Corp.			1,142,192	45,242
	SCANA Corp.			645,874	42,208
	NiSource Inc.			1,621,060	38,565
	AES Corp.			3,311,105	37,018
	Avangrid Inc.			310,267	13,261
*	Calpine Corp.			4,641	51
					3,255,881
Total Common Stocks (Cost $44,114,647)					55,226,126
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund		0.965%		875,706	87,588

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.557%	4/27/17	3,000	2,999
	United States Treasury Bill	0.564%-0.587%	5/4/17	600	600
	United States Treasury Bill	0.587%-0.623%	5/18/17	1,100	1,099
5	United States Treasury Bill	0.608%-0.618%	5/25/17	2,100	2,098
	United States Treasury Bill	0.724%	6/15/17	400	399
					7,195
Total Temporary Cash Investments (Cost $94,778)					94,783
Total Investments (100.0%) (Cost $44,209,425)					55,320,909
Other Assets and Liabilities-Net (0.0%)4					(16,941)
Net Assets (100%)					55,303,968

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,162,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3. Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $27,940,000 of collateral received for securities on loan.
5 Securities with a value of $4,097,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	55,226,126	—	—
Temporary Cash Investments	87,588	7,195	—
Futures Contracts—Liabilities[1]	(203)	—	—
Total	55,313,511	7,195	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Value Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-Mini S&P 500 Index	June 2017	752	88,706	(322)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $44,209,425,000. Net unrealized appreciation of investment securities for tax purposes was $11,111,484,000, consisting of unrealized gains of $11,868,052,000 on securities that had risen in value since their purchase and $756,568,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (0.9%)
	Praxair Inc.	1,735,211	205,796
	Ecolab Inc.	1,595,493	199,979
	International Flavors & Fragrances Inc.	435,076	57,661
*	Axalta Coating Systems Ltd.	1,314,833	42,338
	Arconic Inc.	1,336,198	35,195
	WR Grace & Co.	414,827	28,918
	Newmont Mining Corp.	2,673	88
			569,975
Consumer Goods (11.1%)
	Philip Morris International Inc.	9,432,311	1,064,908
	Coca-Cola Co.	23,599,854	1,001,578
	NIKE Inc. Class B	8,057,278	449,032
	Altria Group Inc.	5,921,282	422,898
	Colgate-Palmolive Co.	5,367,716	392,863
	Kraft Heinz Co.	3,699,893	335,987
	Reynolds American Inc.	5,201,320	327,787
	Monsanto Co.	2,666,384	301,835
	Activision Blizzard Inc.	4,292,871	214,043
*,^ Tesla Inc.		734,060	204,289
*	Electronic Arts Inc.	1,874,662	167,820
	Constellation Brands Inc. Class A	945,388	153,219
	Newell Brands Inc.	2,930,929	138,252
*	Monster Beverage Corp.	2,601,798	120,125
	Estee Lauder Cos. Inc. Class A	1,350,267	114,489
	Mead Johnson Nutrition Co.	1,114,170	99,250
	Hershey Co.	830,047	90,683
*	Mohawk Industries Inc.	383,012	87,897
	Church & Dwight Co. Inc.	1,571,139	78,353
	McCormick & Co. Inc.	690,556	67,364
	Stanley Black & Decker Inc.	464,976	61,781
*	WhiteWave Foods Co. Class A	1,076,766	60,460
	Snap-on Inc.	351,947	59,363
	Hormel Foods Corp.	1,605,374	55,594
	Clorox Co.	391,269	52,755
*	LKQ Corp.	1,778,288	52,051
	Coty Inc. Class A	2,729,249	49,481
	Brown-Forman Corp. Class B	1,047,572	48,377
^	Hanesbrands Inc.	2,305,679	47,866
*	NVR Inc.	21,374	45,032
	VF Corp.	817,944	44,962
*	WABCO Holdings Inc.	314,540	36,933
	DR Horton Inc.	1,082,085	36,044
	Lennar Corp. Class A	645,897	33,064
*	Lululemon Athletica Inc.	580,024	30,086
^	Polaris Industries Inc.	343,891	28,818
	BorgWarner Inc.	647,256	27,049
*,^ Under Armour Inc. Class A		1,119,721	22,148
*	Under Armour Inc.	1,140,337	20,868

*	Michael Kors Holdings Ltd.	469,431	17,890
	Lamb Weston Holdings Inc.	726	31
			6,663,325
Consumer Services (21.3%)
*	Amazon.com Inc.	2,465,843	2,186,069
	Home Depot Inc.	7,406,330	1,087,471
	Comcast Corp. Class A	28,774,369	1,081,629
	Walt Disney Co.	9,132,447	1,035,528
	McDonald's Corp.	5,048,935	654,393
*	Priceline Group Inc.	300,010	534,009
	Starbucks Corp.	8,418,913	491,580
	Walgreens Boots Alliance Inc.	5,577,441	463,207
	Costco Wholesale Corp.	2,670,581	447,830
	Lowe's Cos. Inc.	5,288,583	434,774
*	Charter Communications Inc. Class A	1,226,348	401,408
*	Netflix Inc.	2,486,323	367,503
	TJX Cos. Inc.	3,765,834	297,802
	Time Warner Inc.	2,241,812	219,048
	Twenty-First Century Fox Inc. Class A	6,398,359	207,243
	Southwest Airlines Co.	3,554,106	191,069
	Marriott International Inc. Class A	1,749,453	164,764
	Ross Stores Inc.	2,396,878	157,882
*	O'Reilly Automotive Inc.	564,165	152,234
	CBS Corp. Class B	2,191,977	152,036
	Yum! Brands Inc.	2,042,368	130,507
*	AutoZone Inc.	173,904	125,741
	Dollar General Corp.	1,678,541	117,045
*	Dollar Tree Inc.	1,362,577	106,908
*	Ulta Beauty Inc.	359,204	102,456
	Royal Caribbean Cruises Ltd.	1,043,011	102,330
	Expedia Inc.	749,122	94,517
	MGM Resorts International	3,135,268	85,906
*	DISH Network Corp. Class A	1,309,723	83,154
*	Chipotle Mexican Grill Inc. Class A	174,825	77,888
	Twenty-First Century Fox Inc.	2,429,841	77,220
	L Brands Inc.	1,476,729	69,554
	Alaska Air Group Inc.	749,313	69,102
	Las Vegas Sands Corp.	1,207,169	68,893
	Carnival Corp.	1,143,117	67,341
*,^ CarMax Inc.		1,136,863	67,325
	Advance Auto Parts Inc.	425,075	63,022
	Foot Locker Inc.	804,146	60,158
	Wynn Resorts Ltd.	494,244	56,645
	Tractor Supply Co.	797,018	54,970
	Wyndham Worldwide Corp.	637,364	53,723
*	Norwegian Cruise Line Holdings Ltd.	966,183	49,015
	Nielsen Holdings plc	1,088,040	44,947
^	Sirius XM Holdings Inc.	8,594,527	44,262
	FactSet Research Systems Inc.	240,321	39,631
	Scripps Networks Interactive Inc. Class A	493,050	38,640
	Hilton Worldwide Holdings Inc.	600,934	35,131
	Tiffany & Co.	359,249	34,236
	Signet Jewelers Ltd.	423,626	29,345
*	TripAdvisor Inc.	677,390	29,236
*	Discovery Communications Inc.	678,259	19,202

* Discovery Communications Inc. Class A	464,331	13,507
* Hyatt Hotels Corp. Class A	205,985	11,119
CBS Corp. Class A	2,760	194
Williams-Sonoma Inc.	396	21
* AutoNation Inc.	363	15
		12,850,385
Financials (12.4%)
Visa Inc. Class A	11,296,632	1,003,932
Mastercard Inc. Class A	5,792,453	651,477
Simon Property Group Inc.	1,910,626	328,685
American Tower Corporation	2,588,526	314,610
Charles Schwab Corp.	7,254,285	296,047
BlackRock Inc.	640,719	245,722
Marsh & McLennan Cos. Inc.	3,125,083	230,912
Intercontinental Exchange Inc.	3,619,708	216,712
Crown Castle International Corp.	2,192,185	207,052
S&P Global Inc.	1,571,106	205,406
Public Storage	896,405	196,232
Aon plc	1,596,784	189,522
Equinix Inc.	467,651	187,234
Prologis Inc.	3,214,691	166,778
Welltower Inc.	2,204,956	156,155
Weyerhaeuser Co.	4,549,531	154,593
AvalonBay Communities Inc.	835,219	153,346
Ventas Inc.	2,154,616	140,136
Boston Properties Inc.	934,268	123,707
Moody's Corp.	987,294	110,616
Vornado Realty Trust	1,033,958	103,716
Digital Realty Trust Inc.	965,644	102,735
Equifax Inc.	728,165	99,569
Realty Income Corp.	1,637,088	97,456
T. Rowe Price Group Inc.	1,404,988	95,750
Essex Property Trust Inc.	398,067	92,165
* SBA Communications Corp. Class A	742,134	89,331
* IHS Markit Ltd.	2,101,467	88,157
First Republic Bank	933,738	87,594
* Markel Corp.	80,751	78,802
Mid-America Apartment Communities Inc.	689,759	70,176
SL Green Realty Corp.	611,050	65,150
TD Ameritrade Holding Corp.	1,603,462	62,311
Arthur J Gallagher & Co.	1,085,248	61,360
* CBRE Group Inc. Class A	1,740,845	60,564
Alexandria Real Estate Equities Inc.	539,698	59,648
UDR Inc.	1,623,585	58,871
Federal Realty Investment Trust	437,851	58,453
Regency Centers Corp.	879,370	58,381
* E*TRADE Financial Corp.	1,668,109	58,200
Affiliated Managers Group Inc.	332,799	54,559
Iron Mountain Inc.	1,521,055	54,256
Extra Space Storage Inc.	725,637	53,980
MSCI Inc. Class A	554,675	53,909
VEREIT Inc.	5,918,475	50,248
HCP Inc.	1,426,945	44,635
SEI Investments Co.	870,329	43,899
* GGP Inc.	1,885,155	43,698

Brixmor Property Group Inc.	1,849,492	39,690
* Liberty Broadband Corp.	441,639	38,158
Comerica Inc.	535,862	36,749
Jones Lang LaSalle Inc.	274,907	30,638
Raymond James Financial Inc.	392,909	29,963
* SVB Financial Group	158,692	29,531
Kimco Realty Corp.	1,226,624	27,096
Camden Property Trust	265,315	21,347
* Invitation Homes Inc.	573,467	12,519
* Liberty Broadband Corp. Class A	75,567	6,430
		7,498,568
Health Care (13.6%)
Amgen Inc.	4,477,607	734,641
Medtronic plc	8,347,918	672,508
AbbVie Inc.	9,690,948	631,462
* Celgene Corp.	4,729,945	588,547
Bristol-Myers Squibb Co.	10,169,951	553,042
Gilead Sciences Inc.	7,964,692	540,962
Allergan plc	2,034,220	486,016
Thermo Fisher Scientific Inc.	2,401,706	368,902
* Biogen Inc.	1,312,969	358,992
Stryker Corp.	1,813,856	238,794
Becton Dickinson and Co.	1,293,995	237,370
* Boston Scientific Corp.	8,290,478	206,184
* Regeneron Pharmaceuticals Inc.	475,070	184,094
* Intuitive Surgical Inc.	235,664	180,629
* Vertex Pharmaceuticals Inc.	1,510,852	165,212
Zoetis Inc.	2,991,964	159,681
* Alexion Pharmaceuticals Inc.	1,297,789	157,344
* Illumina Inc.	889,778	151,832
* Incyte Corp.	921,763	123,212
* Edwards Lifesciences Corp.	1,290,992	121,444
CR Bard Inc.	437,633	108,769
* Mylan NV	2,600,958	101,411
* BioMarin Pharmaceutical Inc.	1,044,878	91,719
* Laboratory Corp. of America Holdings	625,738	89,775
Dentsply Sirona Inc.	1,402,772	87,589
* IDEXX Laboratories Inc.	534,618	82,657
* Henry Schein Inc.	481,173	81,785
* Waters Corp.	465,088	72,698
* Centene Corp.	992,755	70,744
* Quintiles IMS Holdings Inc.	859,969	69,253
* DaVita Inc.	959,398	65,210
ResMed Inc.	860,616	61,939
Cooper Cos. Inc.	297,145	59,396
* Alkermes plc	926,818	54,219
* Varian Medical Systems Inc.	567,242	51,693
* Jazz Pharmaceuticals plc	345,678	50,168
Universal Health Services Inc. Class B	272,547	33,919
* Mallinckrodt plc	636,508	28,369
* Envision Healthcare Corp.	356,596	21,867
* Seattle Genetics Inc.	282,790	17,776
* TESARO Inc.	113,913	17,528

* Alnylam Pharmaceuticals Inc.	363	19
		8,179,371
Industrials (11.4%)
3M Co.	3,624,898	693,552
Union Pacific Corp.	4,947,870	524,078
Accenture plc Class A	3,785,576	453,815
United Parcel Service Inc. Class B	4,190,482	449,639
Danaher Corp.	3,793,368	324,447
Boeing Co.	1,786,350	315,934
* PayPal Holdings Inc.	6,974,612	300,048
Automatic Data Processing Inc.	2,593,228	265,521
Fidelity National Information Services Inc.	1,999,440	159,195
* Fiserv Inc.	1,304,883	150,466
Sherwin-Williams Co.	482,355	149,622
FedEx Corp.	731,024	142,659
Amphenol Corp. Class A	1,869,322	133,040
Roper Technologies Inc.	616,289	127,257
Rockwell Automation Inc.	781,344	121,663
Paychex Inc.	1,962,217	115,575
Fortive Corp.	1,890,602	113,852
Illinois Tool Works Inc.	844,919	111,926
Agilent Technologies Inc.	1,956,742	103,453
Vulcan Materials Co.	803,826	96,845
Waste Connections Inc.	1,064,120	93,877
Fastenal Co.	1,757,396	90,506
Martin Marietta Materials Inc.	385,599	84,157
Alliance Data Systems Corp.	333,386	83,013
* FleetCor Technologies Inc.	535,542	81,097
* Mettler-Toledo International Inc.	157,600	75,476
AMETEK Inc.	1,394,170	75,397
Global Payments Inc.	925,079	74,635
* Verisk Analytics Inc. Class A	909,576	73,803
WW Grainger Inc.	307,653	71,609
Textron Inc.	1,476,626	70,273
CH Robinson Worldwide Inc.	860,385	66,499
Masco Corp.	1,946,057	66,146
Cintas Corp.	510,501	64,599
TransDigm Group Inc.	288,895	63,603
* Vantiv Inc. Class A	978,993	62,773
Expeditors International of Washington Inc.	1,094,068	61,804
Fortune Brands Home & Security Inc.	936,992	57,016
Kansas City Southern	649,174	55,673
Acuity Brands Inc.	267,718	54,614
Total System Services Inc.	1,004,326	53,691
Sealed Air Corp.	1,175,201	51,215
JB Hunt Transport Services Inc.	540,988	49,630
* Trimble Inc.	1,522,506	48,735
* Sensata Technologies Holding NV	1,038,210	45,339
* Stericycle Inc.	518,110	42,946
Wabtec Corp.	523,707	40,849
Hubbell Inc. Class B	336,858	40,440
B/E Aerospace Inc.	616,691	39,536
Macquarie Infrastructure Corp.	473,999	38,195
Robert Half International Inc.	736,917	35,984
* United Rentals Inc.	256,166	32,034

*	First Data Corp. Class A	2,060,690	31,941
	Huntington Ingalls Industries Inc.	140,230	28,080
	Owens Corning	342,761	21,035
	FLIR Systems Inc.	413,670	15,008
			6,893,815
Oil & Gas (3.3%)
	EOG Resources Inc.	3,506,764	342,085
	Schlumberger Ltd.	4,248,000	331,769
	Anadarko Petroleum Corp.	3,398,707	210,720
	Pioneer Natural Resources Co.	1,032,529	192,288
	Williams Cos. Inc.	5,017,587	148,470
	Halliburton Co.	2,509,898	123,512
*	Concho Resources Inc.	900,202	115,532
	Noble Energy Inc.	2,615,730	89,824
	Cimarex Energy Co.	576,962	68,941
	Cabot Oil & Gas Corp.	2,825,580	67,560
	EQT Corp.	1,052,717	64,321
*,^ Cheniere Energy Inc.		1,213,376	57,356
	Range Resources Corp.	1,502,816	43,732
	Targa Resources Corp.	561,321	33,623
^	Core Laboratories NV	268,258	30,989
*	Antero Resources Corp.	1,334,887	30,449
*,^ Continental Resources Inc.		568,012	25,799
	Kinder Morgan Inc.	9,570	208
			1,977,178
Technology (25.4%)
	Apple Inc.	30,307,199	4,353,932
*	Facebook Inc. Class A	14,319,174	2,034,039
*	Alphabet Inc. Class A	1,806,449	1,531,507
*	Alphabet Inc. Class C	1,792,931	1,487,344
	Broadcom Ltd.	2,438,272	533,884
	Texas Instruments Inc.	6,077,738	489,623
	Oracle Corp.	9,374,055	418,177
*	Adobe Systems Inc.	3,003,980	390,908
	NVIDIA Corp.	3,114,364	339,248
*	salesforce.com Inc.	4,023,961	331,937
	QUALCOMM Inc.	4,500,743	258,073
	Applied Materials Inc.	6,565,267	255,389
*	Yahoo! Inc.	5,221,218	242,317
*	Cognizant Technology Solutions Corp. Class A	3,688,816	219,558
*	Micron Technology Inc.	6,370,319	184,102
	Analog Devices Inc.	2,220,100	181,937
	Intuit Inc.	1,477,666	171,394
	Lam Research Corp.	989,413	127,001
*	Autodesk Inc.	1,284,520	111,072
	Skyworks Solutions Inc.	1,123,498	110,080
*	Cerner Corp.	1,802,946	106,103
	Microchip Technology Inc.	1,314,977	97,019
*	Red Hat Inc.	1,083,248	93,701
	KLA-Tencor Corp.	952,253	90,531
*	ServiceNow Inc.	1,008,590	88,221
	Xilinx Inc.	1,512,388	87,552
	Maxim Integrated Products Inc.	1,717,590	77,223
*	Citrix Systems Inc.	902,483	75,258

*	Workday Inc. Class A			759,449	63,247
*	Akamai Technologies Inc.			999,974	59,698
*	Palo Alto Networks Inc.			529,156	59,625
	CDK Global Inc.			880,980	57,273
*	F5 Networks Inc.			393,280	56,070
*	ANSYS Inc.			518,671	55,430
*	Qorvo Inc.			768,218	52,669
*,^ Twitter Inc.				3,474,852	51,949
*	Gartner Inc.			477,069	51,519
*	Splunk Inc.			824,220	51,341
*	VeriSign Inc.			528,444	46,033
	Harris Corp.			378,804	42,150
*,^ VMware Inc. Class A				440,551	40,592
	LogMeIn Inc.			322,401	31,434
	Juniper Networks Inc.			1,097,697	30,549
*,^ Snap Inc.				1,205,721	27,165
*	Premier Inc. Class A			309,562	9,853
					15,273,727
Telecommunications (0.4%)
*	T-Mobile US Inc.			1,757,567	113,521
*	Level 3 Communications Inc.			1,750,168	100,145
*	Zayo Group Holdings Inc.			963,786	31,708
					245,374
Total Common Stocks (Cost $37,869,146)					60,151,718
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		0.965%		2,900,456	290,104

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.564%–0.591%	5/4/17	1,850	1,849
	United States Treasury Bill	0.587%–0.652%	5/18/17	1,300	1,299
	United States Treasury Bill	0.618%	5/25/17	600	599
4	United States Treasury Bill	0.621%–0.713%	6/1/17	600	599
4	United States Treasury Bill	0.607%	6/8/17	1,000	999
4	United States Treasury Bill	0.724%–0.759%	6/15/17	1,900	1,897
					7,242
Total Temporary Cash Investments (Cost $297,318)					297,346
Total Investments (100.3%) (Cost $38,166,464)					60,449,064
Other Assets and Liabilities-Net (-0.3%)3					(203,919)
Net Assets (100%)					60,245,145

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $192,022,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $201,510,000 of collateral received for securities on loan.

4 Securities with a value of $4,795,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	60,151,718	—	—
Temporary Cash Investments	290,104	7,242	—
Futures Contracts—Liabilities[1]	(228)	—	—
Total	60,441,594	7,242	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	June 2017	844	99,558	(491)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $38,166,464,000. Net unrealized appreciation of investment securities for tax purposes was $22,282,600,000, consisting of unrealized gains of $22,962,388,000 on securities that had risen in value since their purchase and $679,788,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (2.4%)
Dow Chemical Co.	865,897	55,019
EI du Pont de Nemours & Co.	616,844	49,551
Praxair Inc.	203,883	24,180
Ecolab Inc.	187,393	23,488
Air Products & Chemicals Inc.	155,317	21,013
LyondellBasell Industries NV Class A	229,721	20,948
PPG Industries Inc.	183,405	19,272
International Paper Co.	293,715	14,915
Nucor Corp.	227,328	13,576
Newmont Mining Corp.	379,198	12,498
* Freeport-McMoRan Inc.	924,265	12,348
Celanese Corp. Class A	100,541	9,034
Albemarle Corp.	80,081	8,460
Arconic Inc.	312,238	8,224
Eastman Chemical Co.	98,806	7,984
Mosaic Co.	248,082	7,239
International Flavors & Fragrances Inc.	50,644	6,712
FMC Corp.	95,628	6,655
Ashland Global Holdings Inc.	44,339	5,490
Avery Dennison Corp.	62,946	5,073
* Axalta Coating Systems Ltd.	154,273	4,968
CF Industries Holdings Inc.	166,903	4,899
Reliance Steel & Aluminum Co.	49,444	3,956
WR Grace & Co.	49,946	3,482
* Alcoa Corp.	58,760	2,021
Westlake Chemical Corp.	27,824	1,838
		352,843
Consumer Goods (10.1%)
Procter & Gamble Co.	1,825,236	163,997
Philip Morris International Inc.	1,107,706	125,060
Coca-Cola Co.	2,771,413	117,619
PepsiCo Inc.	1,018,802	113,963
Altria Group Inc.	1,387,260	99,078
NIKE Inc. Class B	945,568	52,697
Colgate-Palmolive Co.	629,924	46,104
Mondelez International Inc. Class A	1,046,881	45,100
Kraft Heinz Co.	434,348	39,443
Reynolds American Inc.	610,485	38,473
Monsanto Co.	313,088	35,442
Kimberly-Clark Corp.	255,286	33,603
Ford Motor Co.	2,785,053	32,418
General Motors Co.	908,528	32,126
Activision Blizzard Inc.	503,579	25,108
General Mills Inc.	413,860	24,422
*,^ Tesla Inc.	86,310	24,020
* Electronic Arts Inc.	219,910	19,686
Archer-Daniels-Midland Co.	408,690	18,816
Constellation Brands Inc. Class A	110,912	17,976

	Newell Brands Inc.	344,492	16,250
	Delphi Automotive plc	192,408	15,487
	Stanley Black & Decker Inc.	108,918	14,472
*	Monster Beverage Corp.	305,749	14,116
	Estee Lauder Cos. Inc. Class A	158,826	13,467
	Dr Pepper Snapple Group Inc.	130,443	12,773
	Kellogg Co.	175,139	12,717
	Conagra Brands Inc.	310,806	12,538
	Clorox Co.	92,125	12,421
	Tyson Foods Inc. Class A	194,525	12,004
	Molson Coors Brewing Co. Class B	124,935	11,958
	Mead Johnson Nutrition Co.	132,093	11,767
	Hershey Co.	97,293	10,629
	VF Corp.	192,314	10,572
	JM Smucker Co.	78,996	10,355
*	Mohawk Industries Inc.	44,867	10,297
	Genuine Parts Co.	100,914	9,325
	Whirlpool Corp.	53,746	9,208
	Church & Dwight Co. Inc.	184,099	9,181
	DR Horton Inc.	253,086	8,430
	Coach Inc.	199,619	8,250
	Campbell Soup Co.	143,128	8,193
	Hasbro Inc.	79,909	7,977
	McCormick & Co. Inc.	81,172	7,918
	Bunge Ltd.	99,436	7,881
	Lennar Corp. Class A	150,518	7,705
	Harley-Davidson Inc.	126,292	7,641
*	WhiteWave Foods Co. Class A	126,287	7,091
	Lear Corp.	49,493	7,007
	Snap-on Inc.	41,154	6,941
	Hormel Foods Corp.	189,115	6,549
	BorgWarner Inc.	152,282	6,364
	Mattel Inc.	243,024	6,224
*	LKQ Corp.	206,971	6,058
	Leucadia National Corp.	231,502	6,019
	PVH Corp.	57,090	5,907
	Coty Inc. Class A	320,091	5,803
	Brown-Forman Corp. Class B	123,079	5,684
	Hanesbrands Inc.	269,981	5,605
*	NVR Inc.	2,495	5,257
	PulteGroup Inc.	204,047	4,805
*	WABCO Holdings Inc.	37,567	4,411
	Lamb Weston Holdings Inc.	104,208	4,383
*	Michael Kors Holdings Ltd.	113,030	4,308
*	Lululemon Athletica Inc.	68,323	3,544
^	Polaris Industries Inc.	40,409	3,386
	Goodyear Tire & Rubber Co.	92,422	3,327
	Ralph Lauren Corp. Class A	40,019	3,266
	Ingredion Inc.	26,018	3,133
*,^ Under Armour Inc. Class A		130,302	2,577
*	Under Armour Inc.	133,462	2,442
*	Edgewell Personal Care Co.	20,607	1,507
	Pilgrim's Pride Corp.	35,355	796
	Lennar Corp. Class B	1,161	49
			1,521,126
Consumer Services (13.4%)
*	Amazon.com Inc.	289,583	256,727

Home Depot Inc.	869,807	127,714
Comcast Corp. Class A	3,378,479	126,997
Walt Disney Co.	1,072,633	121,626
Wal-Mart Stores Inc.	1,096,926	79,066
McDonald's Corp.	592,742	76,825
* Priceline Group Inc.	35,218	62,687
Starbucks Corp.	988,183	57,700
CVS Health Corp.	732,033	57,465
Walgreens Boots Alliance Inc.	654,592	54,364
Costco Wholesale Corp.	313,449	52,562
Time Warner Inc.	524,855	51,284
Lowe's Cos. Inc.	620,540	51,015
* Charter Communications Inc. Class A	143,876	47,094
* Netflix Inc.	291,829	43,135
TJX Cos. Inc.	441,879	34,944
* eBay Inc.	736,889	24,737
Twenty-First Century Fox Inc. Class A	752,507	24,374
Southwest Airlines Co.	418,195	22,482
McKesson Corp.	151,311	22,433
Target Corp.	400,549	22,106
Delta Air Lines Inc.	469,770	21,591
Kroger Co.	674,267	19,884
Marriott International Inc. Class A	205,256	19,331
Ross Stores Inc.	281,717	18,557
Cardinal Health Inc.	225,055	18,353
Sysco Corp.	346,884	18,010
* O'Reilly Automotive Inc.	66,237	17,873
CBS Corp. Class B	254,608	17,660
Las Vegas Sands Corp.	283,531	16,181
Carnival Corp.	268,897	15,841
Yum! Brands Inc.	239,804	15,324
* AutoZone Inc.	20,638	14,922
Omnicom Group Inc.	167,644	14,453
Dollar General Corp.	197,109	13,744
American Airlines Group Inc.	323,901	13,701
* United Continental Holdings Inc.	181,536	12,824
* Dollar Tree Inc.	160,117	12,563
* Ulta Beauty Inc.	42,122	12,014
Royal Caribbean Cruises Ltd.	122,373	12,006
Viacom Inc. Class B	254,168	11,849
Expedia Inc.	88,234	11,133
Nielsen Holdings plc	255,397	10,550
AmerisourceBergen Corp. Class A	116,185	10,282
MGM Resorts International	368,072	10,085
* DISH Network Corp. Class A	153,946	9,774
Best Buy Co. Inc.	192,351	9,454
* Chipotle Mexican Grill Inc. Class A	20,566	9,163
Twenty-First Century Fox Inc.	285,486	9,073
Hilton Worldwide Holdings Inc.	141,637	8,280
L Brands Inc.	173,631	8,178
Alaska Air Group Inc.	87,773	8,094
Tiffany & Co.	84,321	8,036
* CarMax Inc.	135,126	8,002
Darden Restaurants Inc.	88,729	7,424
Advance Auto Parts Inc.	49,829	7,388
Foot Locker Inc.	95,234	7,124
Interpublic Group of Cos. Inc.	282,597	6,943

Whole Foods Market Inc.	226,723	6,738
Wynn Resorts Ltd.	58,285	6,680
Tractor Supply Co.	94,071	6,488
Macy's Inc.	218,520	6,477
Aramark	174,403	6,430
Wyndham Worldwide Corp.	74,896	6,313
* Liberty Interactive Corp. QVC Group Class A	300,142	6,009
* Norwegian Cruise Line Holdings Ltd.	113,601	5,763
^ Sirius XM Holdings Inc.	1,013,467	5,219
Kohl's Corp.	128,650	5,122
* Liberty Media Corp-Liberty SiriusXM Class C	127,011	4,926
FactSet Research Systems Inc.	28,665	4,727
Scripps Networks Interactive Inc. Class A	57,930	4,540
* Discovery Communications Inc.	158,731	4,494
News Corp. Class A	341,354	4,438
Gap Inc.	170,656	4,145
Bed Bath & Beyond Inc.	102,823	4,057
Staples Inc.	461,999	4,052
Nordstrom Inc.	86,073	4,008
* TripAdvisor Inc.	80,057	3,455
Signet Jewelers Ltd.	49,623	3,437
* Discovery Communications Inc. Class A	108,315	3,151
* Liberty Media Corp-Liberty SiriusXM Class A	61,814	2,406
* AutoNation Inc.	50,504	2,136
H&R Block Inc.	74,468	1,731
* Rite Aid Corp.	376,992	1,602
Williams-Sonoma Inc.	28,365	1,521
* Hyatt Hotels Corp. Class A	24,080	1,300
CBS Corp. Class A	2,867	202
News Corp. Class B	14,516	196
Viacom Inc. Class A	985	48
		2,004,812
Financials (19.2%)
* Berkshire Hathaway Inc. Class B	1,369,559	228,278
JPMorgan Chase & Co.	2,554,387	224,377
Wells Fargo & Co.	3,226,638	179,595
Bank of America Corp.	7,156,450	168,821
Citigroup Inc.	2,034,671	121,714
Visa Inc. Class A	1,326,327	117,871
Mastercard Inc. Class A	680,178	76,500
US Bancorp	1,148,919	59,169
Goldman Sachs Group Inc.	255,406	58,672
American International Group Inc.	699,165	43,649
American Express Co.	546,610	43,242
Chubb Ltd.	315,505	42,988
Morgan Stanley	1,002,331	42,940
PNC Financial Services Group Inc.	347,236	41,752
Simon Property Group Inc.	224,082	38,549
American Tower Corporation	303,818	36,926
Charles Schwab Corp.	851,385	34,745
Bank of New York Mellon Corp.	716,764	33,853
MetLife Inc.	626,954	33,116
Prudential Financial Inc.	306,661	32,715
Capital One Financial Corp.	343,783	29,792
BlackRock Inc.	75,123	28,810
CME Group Inc.	229,915	27,314
Marsh & McLennan Cos. Inc.	367,710	27,170

BB&T Corp.	578,465	25,857
Intercontinental Exchange Inc.	424,733	25,429
Crown Castle International Corp.	257,569	24,327
S&P Global Inc.	185,012	24,188
Travelers Cos. Inc.	199,521	24,050
Public Storage	105,168	23,022
Aon plc	187,920	22,304
Equinix Inc.	54,803	21,941
Allstate Corp.	261,628	21,320
Aflac Inc.	291,388	21,102
State Street Corp.	258,871	20,609
Synchrony Financial	578,525	19,843
Prologis Inc.	377,343	19,577
SunTrust Banks Inc.	350,489	19,382
Discover Financial Services	275,040	18,810
Welltower Inc.	258,870	18,333
Weyerhaeuser Co.	534,210	18,152
AvalonBay Communities Inc.	98,119	18,015
Ventas Inc.	253,205	16,468
Equity Residential	261,777	16,288
Progressive Corp.	414,562	16,243
M&T Bank Corp.	99,184	15,347
Boston Properties Inc.	109,637	14,517
Ameriprise Financial Inc.	109,890	14,251
KeyCorp	771,828	13,723
Fifth Third Bancorp	539,672	13,708
Northern Trust Corp.	153,255	13,269
Hartford Financial Services Group Inc.	270,539	13,005
Moody's Corp.	116,059	13,003
Principal Financial Group Inc.	204,411	12,900
Regions Financial Corp.	881,589	12,809
Citizens Financial Group Inc.	364,852	12,606
Vornado Realty Trust	121,521	12,190
Willis Towers Watson plc	92,882	12,157
Digital Realty Trust Inc.	113,687	12,095
Equifax Inc.	85,489	11,690
Realty Income Corp.	192,168	11,440
T. Rowe Price Group Inc.	165,896	11,306
Essex Property Trust Inc.	46,759	10,826
Lincoln National Corp.	160,697	10,518
* SBA Communications Corp. Class A	87,074	10,481
HCP Inc.	334,229	10,455
Huntington Bancshares Inc.	773,214	10,353
* IHS Markit Ltd.	246,787	10,353
* GGP Inc.	443,148	10,272
First Republic Bank	109,498	10,272
Franklin Resources Inc.	243,012	10,240
Host Hotels & Resorts Inc.	526,800	9,830
Loews Corp.	204,555	9,567
* Markel Corp.	9,529	9,299
* Liberty Broadband Corp.	103,631	8,954
Invesco Ltd.	289,877	8,879
Comerica Inc.	125,454	8,604
Mid-America Apartment Communities Inc.	80,882	8,229
Annaly Capital Management Inc.	727,044	8,077
Cincinnati Financial Corp.	111,405	8,051
* Arch Capital Group Ltd.	83,065	7,872

Unum Group	165,939	7,781
SL Green Realty Corp.	72,534	7,734
XL Group Ltd.	189,033	7,535
TD Ameritrade Holding Corp.	188,207	7,314
FNF Group	185,561	7,226
Arthur J Gallagher & Co.	126,983	7,180
* CBRE Group Inc. Class A	203,166	7,068
Raymond James Financial Inc.	92,391	7,046
Alexandria Real Estate Equities Inc.	63,369	7,004
Western Union Co.	343,421	6,989
UDR Inc.	190,372	6,903
Federal Realty Investment Trust	51,516	6,877
* E*TRADE Financial Corp.	196,143	6,843
Ally Financial Inc.	336,357	6,838
Regency Centers Corp.	102,717	6,819
Duke Realty Corp.	252,818	6,641
Macerich Co.	102,526	6,603
* Alleghany Corp.	10,417	6,403
Affiliated Managers Group Inc.	38,999	6,393
Kimco Realty Corp.	288,548	6,374
MSCI Inc. Class A	65,143	6,331
Iron Mountain Inc.	177,315	6,325
Extra Space Storage Inc.	84,633	6,296
Torchmark Corp.	80,345	6,190
CIT Group Inc.	143,701	6,169
Zions Bancorporation	144,359	6,063
VEREIT Inc.	692,839	5,882
Reinsurance Group of America Inc. Class A	45,732	5,807
Nasdaq Inc.	82,841	5,753
SEI Investments Co.	102,655	5,178
Voya Financial Inc.	135,099	5,128
Everest Re Group Ltd.	21,905	5,122
Camden Property Trust	62,270	5,010
AGNC Investment Corp.	236,606	4,706
Brixmor Property Group Inc.	217,578	4,669
WR Berkley Corp.	65,272	4,610
New York Community Bancorp Inc.	329,673	4,606
People's United Financial Inc.	245,267	4,464
Lazard Ltd. Class A	92,039	4,233
Axis Capital Holdings Ltd.	61,634	4,131
Jones Lang LaSalle Inc.	32,093	3,577
* SVB Financial Group	18,424	3,428
* Athene Holding Ltd. Class A	61,837	3,091
Assurant Inc.	20,871	1,997
Navient Corp.	109,677	1,619
* Liberty Broadband Corp. Class A	17,991	1,531
* Berkshire Hathaway Inc. Class A	6	1,499
* Invitation Homes Inc.	66,671	1,455
* Santander Consumer USA Holdings Inc.	37,313	497
		2,873,904
Health Care (12.8%)
Johnson & Johnson	1,942,388	241,924
Pfizer Inc.	4,249,000	145,358
Merck & Co. Inc.	1,968,587	125,084
UnitedHealth Group Inc.	686,874	112,654
Amgen Inc.	525,702	86,252
Medtronic plc	980,209	78,966

AbbVie Inc.	1,137,907	74,146
* Celgene Corp.	555,366	69,104
Bristol-Myers Squibb Co.	1,193,896	64,924
Gilead Sciences Inc.	935,179	63,517
Eli Lilly & Co.	708,773	59,615
Allergan plc	238,915	57,082
Abbott Laboratories	1,232,943	54,755
Thermo Fisher Scientific Inc.	281,948	43,307
* Biogen Inc.	154,079	42,128
Aetna Inc.	251,064	32,023
Anthem Inc.	188,796	31,223
* Express Scripts Holding Co.	432,233	28,488
Stryker Corp.	213,617	28,123
Becton Dickinson and Co.	151,968	27,877
Cigna Corp.	183,179	26,834
* Boston Scientific Corp.	973,288	24,206
Humana Inc.	106,454	21,944
* Regeneron Pharmaceuticals Inc.	55,742	21,601
* Intuitive Surgical Inc.	27,685	21,220
* Vertex Pharmaceuticals Inc.	177,213	19,378
Zoetis Inc.	352,712	18,824
* HCA Holdings Inc.	211,243	18,799
* Alexion Pharmaceuticals Inc.	152,231	18,456
Baxter International Inc.	346,737	17,982
* Illumina Inc.	104,932	17,906
Zimmer Biomet Holdings Inc.	143,098	17,474
* Incyte Corp.	108,347	14,483
* Edwards Lifesciences Corp.	152,012	14,300
CR Bard Inc.	51,408	12,777
* Mylan NV	304,875	11,887
* BioMarin Pharmaceutical Inc.	122,510	10,754
* Laboratory Corp. of America Holdings	73,364	10,526
Dentsply Sirona Inc.	164,393	10,265
* IDEXX Laboratories Inc.	63,611	9,835
Quest Diagnostics Inc.	98,732	9,694
* Henry Schein Inc.	56,399	9,586
* Waters Corp.	54,550	8,527
* Hologic Inc.	198,757	8,457
* Centene Corp.	116,710	8,317
* Quintiles IMS Holdings Inc.	100,939	8,129
Universal Health Services Inc. Class B	64,140	7,982
* DaVita Inc.	111,881	7,605
ResMed Inc.	100,421	7,227
Cooper Cos. Inc.	34,929	6,982
Perrigo Co. plc	96,987	6,439
* Alkermes plc	108,126	6,325
* Varian Medical Systems Inc.	66,787	6,086
* Jazz Pharmaceuticals plc	40,744	5,913
* Mallinckrodt plc	76,367	3,404
* Envision Healthcare Corp.	41,266	2,530
* Seattle Genetics Inc.	32,554	2,046
* TESARO Inc.	13,221	2,034
* Alnylam Pharmaceuticals Inc.	225	12
Patterson Cos. Inc.	225	10
		1,923,306
Industrials (11.7%)
General Electric Co.	6,314,859	188,183

3M Co.	425,689	81,447
Boeing Co.	418,527	74,021
Honeywell International Inc.	543,375	67,851
Union Pacific Corp.	580,668	61,504
United Technologies Corp.	517,480	58,066
Accenture plc Class A	444,245	53,256
United Parcel Service Inc. Class B	491,899	52,781
Lockheed Martin Corp.	176,064	47,115
Caterpillar Inc.	418,622	38,831
Danaher Corp.	445,428	38,098
* PayPal Holdings Inc.	818,364	35,206
General Dynamics Corp.	183,514	34,354
FedEx Corp.	171,296	33,428
Raytheon Co.	209,452	31,941
Automatic Data Processing Inc.	305,619	31,292
CSX Corp.	660,973	30,768
Northrop Grumman Corp.	124,589	29,632
Johnson Controls International plc	670,014	28,221
Emerson Electric Co.	460,475	27,564
Illinois Tool Works Inc.	198,513	26,297
Deere & Co.	227,197	24,733
Eaton Corp. plc	322,554	23,917
Norfolk Southern Corp.	207,809	23,268
Waste Management Inc.	315,665	23,018
TE Connectivity Ltd.	253,771	18,919
Fidelity National Information Services Inc.	234,708	18,687
Cummins Inc.	120,119	18,162
* Fiserv Inc.	153,029	17,646
Sherwin-Williams Co.	56,577	17,550
PACCAR Inc.	250,298	16,820
Amphenol Corp. Class A	220,295	15,678
Parker-Hannifin Corp.	95,259	15,272
Ingersoll-Rand plc	185,315	15,070
Roper Technologies Inc.	72,403	14,951
Rockwell Automation Inc.	91,896	14,309
Paychex Inc.	231,375	13,628
Fortive Corp.	221,674	13,349
Agilent Technologies Inc.	231,800	12,255
Vulcan Materials Co.	94,234	11,353
Waste Connections Inc.	125,179	11,043
Fastenal Co.	206,378	10,629
Republic Services Inc. Class A	168,755	10,600
Martin Marietta Materials Inc.	45,310	9,889
Alliance Data Systems Corp.	38,940	9,696
* FleetCor Technologies Inc.	62,836	9,515
WestRock Co.	179,679	9,349
Ball Corp.	125,091	9,289
Rockwell Collins Inc.	93,177	9,053
* Mettler-Toledo International Inc.	18,715	8,963
AMETEK Inc.	165,405	8,945
Dover Corp.	111,108	8,928
Global Payments Inc.	109,959	8,872
* Verisk Analytics Inc. Class A	107,200	8,698
WW Grainger Inc.	36,078	8,398
L3 Technologies Inc.	50,028	8,269
Textron Inc.	172,508	8,210
Masco Corp.	232,856	7,915

	CH Robinson Worldwide Inc.	100,764	7,788
	Cintas Corp.	60,091	7,604
*	United Rentals Inc.	60,723	7,593
	TransDigm Group Inc.	33,960	7,477
*	Vantiv Inc. Class A	115,071	7,378
	Pentair plc	116,351	7,305
	Expeditors International of Washington Inc.	127,785	7,219
	Fortune Brands Home & Security Inc.	109,745	6,678
	Kansas City Southern	76,615	6,571
	Acuity Brands Inc.	31,555	6,437
	Xylem Inc.	127,577	6,407
	Total System Services Inc.	117,891	6,302
	Sealed Air Corp.	138,539	6,038
	JB Hunt Transport Services Inc.	63,881	5,860
*	Trimble Inc.	178,222	5,705
*	Sensata Technologies Holding NV	122,170	5,335
*	Crown Holdings Inc.	99,490	5,268
	Fluor Corp.	98,492	5,183
*	Stericycle Inc.	60,935	5,051
	Owens Corning	81,037	4,973
	ManpowerGroup Inc.	48,389	4,963
	Wabtec Corp.	61,628	4,807
	Jacobs Engineering Group Inc.	85,941	4,751
	Hubbell Inc. Class B	39,565	4,750
*	Arrow Electronics Inc.	64,286	4,719
	B/E Aerospace Inc.	72,112	4,623
	Xerox Corp.	612,434	4,495
	Flowserve Corp.	92,768	4,492
	Macquarie Infrastructure Corp.	55,612	4,481
	Robert Half International Inc.	86,887	4,243
	Avnet Inc.	91,047	4,166
	Allison Transmission Holdings Inc.	112,041	4,040
*	First Data Corp. Class A	242,077	3,752
	Huntington Ingalls Industries Inc.	16,288	3,262
	FLIR Systems Inc.	48,850	1,772
*	Conduent Inc.	495	8
			1,756,198
Oil & Gas (6.3%)
	Exxon Mobil Corp.	2,979,920	244,383
	Chevron Corp.	1,351,433	145,103
	Schlumberger Ltd.	995,256	77,730
	ConocoPhillips	883,211	44,046
	EOG Resources Inc.	411,458	40,138
	Occidental Petroleum Corp.	545,429	34,558
	Kinder Morgan Inc.	1,352,706	29,408
	Halliburton Co.	587,907	28,931
	Phillips 66	315,186	24,969
	Anadarko Petroleum Corp.	398,465	24,705
	Pioneer Natural Resources Co.	121,243	22,579
	Valero Energy Corp.	323,290	21,431
	Marathon Petroleum Corp.	376,882	19,048
	Baker Hughes Inc.	303,491	18,155
	Williams Cos. Inc.	589,198	17,434
	Devon Energy Corp.	355,260	14,821
	Apache Corp.	270,961	13,925
*	Concho Resources Inc.	105,791	13,577
	National Oilwell Varco Inc.	270,413	10,841

Noble Energy Inc.	306,429	10,523
Hess Corp.	214,488	10,340
Marathon Oil Corp.	603,028	9,528
Cimarex Energy Co.	67,659	8,085
Cabot Oil & Gas Corp.	330,932	7,913
EQT Corp.	122,984	7,514
Tesoro Corp.	83,423	6,762
* Cheniere Energy Inc.	142,390	6,731
Range Resources Corp.	175,567	5,109
OGE Energy Corp.	142,320	4,978
Helmerich & Payne Inc.	69,694	4,640
Targa Resources Corp.	65,195	3,905
Core Laboratories NV	31,334	3,620
* Antero Resources Corp.	157,271	3,587
HollyFrontier Corp.	125,827	3,566
* Continental Resources Inc.	66,506	3,021
* Weatherford International plc	347,069	2,308
* Energen Corp.	34,412	1,873
Murphy Oil Corp.	57,866	1,654
		951,439
Technology (18.3%)
Apple Inc.	3,558,558	511,222
Microsoft Corp.	5,241,337	345,194
* Facebook Inc. Class A	1,681,526	238,861
* Alphabet Inc. Class A	212,163	179,872
* Alphabet Inc. Class C	210,491	174,615
Intel Corp.	3,375,110	121,740
Cisco Systems Inc.	3,574,843	120,830
International Business Machines Corp.	610,853	106,374
Oracle Corp.	2,196,323	97,978
Broadcom Ltd.	286,212	62,669
QUALCOMM Inc.	1,054,301	60,454
Texas Instruments Inc.	713,563	57,485
* Adobe Systems Inc.	352,499	45,871
NVIDIA Corp.	365,424	39,806
* salesforce.com Inc.	472,397	38,968
Applied Materials Inc.	770,614	29,977
* Yahoo! Inc.	612,266	28,415
Hewlett Packard Enterprise Co.	1,187,359	28,140
* Cognizant Technology Solutions Corp. Class A	432,661	25,752
* Micron Technology Inc.	747,500	21,603
HP Inc.	1,206,351	21,569
Analog Devices Inc.	260,298	21,331
Intuit Inc.	173,270	20,098
Corning Inc.	662,226	17,880
Western Digital Corp.	205,593	16,968
Lam Research Corp.	116,299	14,928
Symantec Corp.	445,241	13,660
* Autodesk Inc.	150,937	13,051
Skyworks Solutions Inc.	132,786	13,010
* Cerner Corp.	211,736	12,461
Microchip Technology Inc.	154,521	11,400
* Red Hat Inc.	127,332	11,014
KLA-Tencor Corp.	111,913	10,640
Xilinx Inc.	179,138	10,370
* ServiceNow Inc.	118,417	10,358
Motorola Solutions Inc.	118,542	10,221

*	Dell Technologies Inc. Class V	159,345	10,211
	Harris Corp.	88,924	9,895
	Seagate Technology plc	210,220	9,655
	Maxim Integrated Products Inc.	202,626	9,110
*	Citrix Systems Inc.	105,522	8,799
*	Advanced Micro Devices Inc.	570,867	8,306
	NetApp Inc.	198,357	8,301
*	Synopsys Inc.	107,733	7,771
*	Workday Inc. Class A	89,252	7,433
	Juniper Networks Inc.	257,051	7,154
	CA Inc.	222,009	7,042
*	Palo Alto Networks Inc.	62,164	7,005
*	Akamai Technologies Inc.	117,129	6,993
	CDK Global Inc.	103,418	6,723
*	F5 Networks Inc.	46,609	6,645
*	ANSYS Inc.	61,956	6,621
*	Qorvo Inc.	90,841	6,228
*	Twitter Inc.	408,255	6,103
*	Gartner Inc.	56,101	6,058
*	Splunk Inc.	96,222	5,994
*	VeriSign Inc.	63,367	5,520
*,^ VMware Inc. Class A		51,757	4,769
	Marvell Technology Group Ltd.	271,766	4,147
	Computer Sciences Corp.	59,146	4,082
	LogMeIn Inc.	37,936	3,699
	Garmin Ltd.	67,206	3,435
*,^ Snap Inc.		141,461	3,187
*	Nuance Communications Inc.	102,453	1,773
*	Premier Inc. Class A	35,585	1,133
			2,748,577
Telecommunications (2.4%)
	AT&T Inc.	4,384,105	182,160
	Verizon Communications Inc.	2,910,646	141,894
*	T-Mobile US Inc.	206,077	13,310
*	Level 3 Communications Inc.	205,623	11,766
	CenturyLink Inc.	390,497	9,204
*	Zayo Group Holdings Inc.	113,219	3,725
*	Sprint Corp.	425,531	3,694
	Frontier Communications Corp.	18,289	39
			365,792
Utilities (3.1%)
	NextEra Energy Inc.	333,631	42,828
	Duke Energy Corp.	491,651	40,320
	Southern Co.	698,737	34,783
	Dominion Resources Inc.	446,889	34,665
	PG&E Corp.	362,511	24,056
	Exelon Corp.	657,162	23,645
	American Electric Power Co. Inc.	351,141	23,572
	Sempra Energy	178,538	19,729
	Edison International	232,680	18,524
	PPL Corp.	484,292	18,108
	Consolidated Edison Inc.	217,645	16,902
	Xcel Energy Inc.	361,941	16,088
	Public Service Enterprise Group Inc.	361,244	16,021
	WEC Energy Group Inc.	225,301	13,660
	Eversource Energy	225,743	13,269

	DTE Energy Co.			127,856	13,055
	FirstEnergy Corp.			315,634	10,044
	American Water Works Co. Inc.			126,828	9,863
	Entergy Corp.			128,020	9,724
	Ameren Corp.			172,813	9,434
	CMS Energy Corp.			200,129	8,954
	ONEOK Inc.			149,786	8,304
	CenterPoint Energy Inc.			291,101	8,026
	Pinnacle West Capital Corp.			79,488	6,628
	Alliant Energy Corp.			162,544	6,438
	SCANA Corp.			91,923	6,007
	NiSource Inc.			229,675	5,464
	AES Corp.			466,195	5,212
	Avangrid Inc.			44,491	1,902
*	Calpine Corp.			1,035	12
					465,237
Total Common Stocks (Cost $10,054,320)					14,963,234
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		0.965%		464,526	46,462

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.540%–0.587%	5/18/17	3,400	3,397
4	United States Treasury Bill	0.598%	6/8/17	100	100
					3,497
Total Temporary Cash Investments (Cost $49,955)					49,959
Total Investments (100.1%) (Cost $10,104,275)					15,013,193
Other Assets and Liabilities-Net (-0.1%)[3]					(7,519)
Net Assets (100%)					15,005,674

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,968,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $17,595,000 of collateral received for securities on loan.
4 Securities with a value of $1,692,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Large-Cap Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,963,234	—	—
Temporary Cash Investments	46,462	3,497	—
Futures Contracts—Liabilities[1]	(81)	—	—
Total	15,009,615	3,497	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Large-Cap Index Fund

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	342	40,342	(149)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $10,104,275,000. Net unrealized appreciation of investment securities for tax purposes was $4,908,918,000, consisting of unrealized gains of $5,041,933,000 on securities that had risen in value since their purchase and $133,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (4.5%)
	Newmont Mining Corp.	12,774,391	421,044
*	Freeport-McMoRan Inc.	31,168,582	416,412
	Celanese Corp. Class A	3,387,846	304,398
	Albemarle Corp.	2,703,830	285,633
	Arconic Inc.	10,540,675	277,641
	Eastman Chemical Co.	3,352,518	270,883
	Mosaic Co.	8,422,075	245,756
	International Flavors & Fragrances Inc.	1,718,833	227,797
	FMC Corp.	3,218,104	223,948
	Ashland Global Holdings Inc.	1,495,404	185,146
	Avery Dennison Corp.	2,118,023	170,713
*	Axalta Coating Systems Ltd.	5,201,383	167,485
	CF Industries Holdings Inc.	5,602,740	164,440
	Reliance Steel & Aluminum Co.	1,656,953	132,589
	WR Grace & Co.	1,641,284	114,414
*	Alcoa Corp.	1,978,986	68,077
	Westlake Chemical Corp.	929,078	61,366
			3,737,742
Consumer Goods (12.9%)
*	Electronic Arts Inc.	7,414,396	663,737
	Newell Brands Inc.	11,602,370	547,284
	Dr Pepper Snapple Group Inc.	4,403,481	431,189
	Conagra Brands Inc.	10,466,949	422,237
	Clorox Co.	3,084,820	415,926
	Molson Coors Brewing Co. Class B	4,208,115	402,759
	JM Smucker Co.	2,660,115	348,688
*	Mohawk Industries Inc.	1,516,091	347,928
	Genuine Parts Co.	3,398,076	314,016
	Church & Dwight Co. Inc.	6,219,010	310,142
	Whirlpool Corp.	1,790,775	306,813
	DR Horton Inc.	8,527,756	284,060
	Coach Inc.	6,748,185	278,902
	Hasbro Inc.	2,690,142	268,530
	McCormick & Co. Inc.	2,732,129	266,519
	Bunge Ltd.	3,353,668	265,812
	Delphi Automotive plc	3,241,134	260,879
	Lennar Corp. Class A	5,029,379	257,454
	Harley-Davidson Inc.	4,240,569	256,554
*	WhiteWave Foods Co. Class A	4,261,779	239,299
	Lear Corp.	1,669,569	236,378
	Snap-on Inc.	1,393,945	235,117
	Hormel Foods Corp.	6,357,706	220,167
	BorgWarner Inc.	5,114,250	213,724
	Mattel Inc.	8,234,226	210,878
*	LKQ Corp.	7,024,502	205,607
	Leucadia National Corp.	7,791,066	202,568
	Tyson Foods Inc. Class A	3,277,283	202,241
	PVH Corp.	1,905,885	197,202

	Coty Inc. Class A	10,778,663	195,417
	Hanesbrands Inc.	9,102,871	188,976
*	NVR Inc.	84,568	178,175
	PulteGroup Inc.	6,874,950	161,905
	Lamb Weston Holdings Inc.	3,515,706	147,871
*	WABCO Holdings Inc.	1,246,804	146,400
*	Michael Kors Holdings Ltd.	3,709,572	141,372
*,^ Lululemon Athletica Inc.		2,298,052	119,200
^	Polaris Industries Inc.	1,361,730	114,113
	Ralph Lauren Corp. Class A	1,353,984	110,512
	Goodyear Tire & Rubber Co.	3,024,651	108,887
	Ingredion Inc.	862,837	103,911
*,^ Under Armour Inc. Class A		4,418,050	87,389
*	Under Armour Inc.	4,498,681	82,326
*	Edgewell Personal Care Co.	690,945	50,536
^	Pilgrim's Pride Corp.	1,191,174	26,807
	Lennar Corp. Class B	82,620	3,453
			10,779,860
Consumer Services (11.1%)
*	Dollar Tree Inc.	5,393,659	423,186
*	Ulta Beauty Inc.	1,421,868	405,559
	Royal Caribbean Cruises Ltd.	4,128,555	405,053
	Expedia Inc.	2,965,477	374,154
	Nielsen Holdings plc	8,598,628	355,209
	MGM Resorts International	12,409,957	340,033
	Best Buy Co. Inc.	6,412,643	315,181
	Ross Stores Inc.	4,739,367	312,182
*	Chipotle Mexican Grill Inc. Class A	691,685	308,159
	Alaska Air Group Inc.	2,964,682	273,403
	Tiffany & Co.	2,843,164	270,954
*,^ CarMax Inc.		4,498,017	266,373
	Darden Restaurants Inc.	2,985,649	249,809
	Advance Auto Parts Inc.	1,682,597	249,462
	Foot Locker Inc.	3,182,842	238,108
	Interpublic Group of Cos. Inc.	9,442,612	232,005
	Whole Foods Market Inc.	7,660,184	227,661
	Wynn Resorts Ltd.	1,957,167	224,311
	Aramark	5,922,606	218,366
	Macy's Inc.	7,349,885	217,851
	Tractor Supply Co.	3,156,018	217,671
*	United Continental Holdings Inc.	3,051,635	215,567
	Wyndham Worldwide Corp.	2,524,203	212,765
*	Liberty Interactive Corp. QVC Group Class A	9,995,733	200,115
*	Norwegian Cruise Line Holdings Ltd.	3,823,749	193,979
	AmerisourceBergen Corp. Class A	1,958,250	173,305
	Kohl's Corp.	4,241,319	168,847
*	Liberty Media Corp-Liberty SiriusXM	4,283,668	166,121
	FactSet Research Systems Inc.	950,871	156,808
	News Corp. Class A	11,865,475	154,251
	Scripps Networks Interactive Inc. Class A	1,948,959	152,740
*	Discovery Communications Inc.	5,366,167	151,916
	Gap Inc.	5,752,392	139,726
	Staples Inc.	15,637,585	137,142
^	Nordstrom Inc.	2,916,667	135,829
	Bed Bath & Beyond Inc.	3,432,610	135,451
	Signet Jewelers Ltd.	1,672,648	115,864
*	TripAdvisor Inc.	2,683,977	115,840

* Discovery Communications Inc. Class A	3,668,586	106,719
* Liberty Media Corp-Liberty SiriusXM	2,090,434	81,360
* AutoNation Inc.	1,697,941	71,806
H&R Block Inc.	2,492,632	57,954
* Rite Aid Corp.	12,634,480	53,697
Williams-Sonoma Inc.	951,321	51,010
* Hyatt Hotels Corp. Class A	811,180	43,787
News Corp. Class B	209,094	2,823
		9,320,112
Financials (22.9%)
Equinix Inc.	1,848,272	739,993
M&T Bank Corp.	3,337,196	516,364
KeyCorp	25,991,811	462,134
Moody's Corp.	3,908,039	437,857
Hartford Financial Services Group Inc.	9,084,679	436,701
Principal Financial Group Inc.	6,913,938	436,339
Regions Financial Corp.	29,605,341	430,166
Citizens Financial Group Inc.	12,310,866	425,340
Willis Towers Watson plc	3,124,253	408,933
Digital Realty Trust Inc.	3,822,372	406,662
Equifax Inc.	2,882,408	394,140
Realty Income Corp.	6,480,138	385,763
Essex Property Trust Inc.	1,575,659	364,812
Lincoln National Corp.	5,416,193	354,490
* SBA Communications Corp. Class A	2,937,420	353,577
Huntington Bancshares Inc.	26,114,751	349,676
* IHS Markit Ltd.	8,317,976	348,939
First Republic Bank/CA	3,695,866	346,709
Host Hotels & Resorts Inc.	17,792,917	332,016
* Markel Corp.	319,646	311,930
AvalonBay Communities Inc.	1,651,179	303,156
* Liberty Broadband Corp.	3,495,541	302,015
Invesco Ltd.	9,708,134	297,360
Comerica Inc.	4,227,537	289,924
Mid-America Apartment Communities Inc.	2,729,207	277,670
Annaly Capital Management Inc.	24,501,582	272,213
Cincinnati Financial Corp.	3,762,353	271,905
* Arch Capital Group Ltd.	2,802,899	265,631
Unum Group	5,512,289	258,471
SL Green Realty Corp.	2,418,669	257,878
XL Group Ltd.	6,371,856	253,982
Arthur J Gallagher & Co.	4,293,549	242,757
FNF Group	6,212,473	241,914
* CBRE Group Inc. Class A	6,893,801	239,835
Raymond James Financial Inc.	3,111,466	237,280
Alexandria Real Estate Equities Inc.	2,137,118	236,194
Western Union Co.	11,564,082	235,329
UDR Inc.	6,429,284	233,126
Federal Realty Investment Trust	1,733,890	231,474
Regency Centers Corp.	3,474,267	230,657
Ally Financial Inc.	11,340,019	230,543
* E*TRADE Financial Corp.	6,604,865	230,444
Duke Realty Corp.	8,549,690	224,600
Macerich Co.	3,455,943	222,563
* Alleghany Corp.	352,239	216,507
Affiliated Managers Group Inc.	1,318,025	216,077
Iron Mountain Inc.	6,024,274	214,886

	Kimco Realty Corp.	9,709,067	214,473
	Extra Space Storage Inc.	2,873,759	213,779
	MSCI Inc. Class A	2,195,319	213,363
	Torchmark Corp.	2,710,432	208,812
	CIT Group Inc.	4,858,555	208,578
	Zions Bancorporation	4,898,422	205,734
	VEREIT Inc.	23,422,548	198,857
	Reinsurance Group of America Inc. Class A	1,543,791	196,031
	Nasdaq Inc.	2,780,518	193,107
	SEI Investments Co.	3,443,189	173,674
	Voya Financial Inc.	4,553,087	172,835
	Everest Re Group Ltd.	736,779	172,266
	Camden Property Trust	2,103,602	169,256
	AGNC Investment Corp.	7,968,301	158,489
	Brixmor Property Group Inc.	7,327,125	157,240
	New York Community Bancorp Inc.	11,137,333	155,589
	WR Berkley Corp.	2,191,117	154,759
	People's United Financial Inc.	8,258,687	150,308
	Lazard Ltd. Class A	3,119,237	143,454
	Axis Capital Holdings Ltd.	2,077,887	139,281
	Jones Lang LaSalle Inc.	1,087,659	121,220
*	SVB Financial Group	625,766	116,449
*,^ Athene Holding Ltd. Class A		2,080,775	104,018
	Assurant Inc.	668,652	63,970
	Navient Corp.	3,638,382	53,703
*	Liberty Broadband Corp. Class A	600,450	51,092
*	Invitation Homes Inc.	2,259,174	49,318
*	Santander Consumer USA Holdings Inc.	1,291,904	17,208
			19,153,795
Health Care (8.1%)
*	Incyte Corp.	3,644,343	487,139
*	Edwards Lifesciences Corp.	5,110,742	480,768
	CR Bard Inc.	1,732,358	430,560
*	BioMarin Pharmaceutical Inc.	4,136,141	363,071
*	Laboratory Corp. of America Holdings	2,477,046	355,382
	Dentsply Sirona Inc.	5,552,501	346,698
*	IDEXX Laboratories Inc.	2,116,385	327,214
	Quest Diagnostics Inc.	3,306,582	324,673
*	Henry Schein Inc.	1,904,587	323,723
*	Waters Corp.	1,840,179	287,638
*	Hologic Inc.	6,714,051	285,683
*	Centene Corp.	3,930,019	280,053
*	Quintiles IMS Holdings Inc.	3,404,072	274,130
	Universal Health Services Inc. Class B	2,156,317	268,354
*	DaVita Inc.	3,797,500	258,116
	ResMed Inc.	3,406,406	245,159
	Cooper Cos. Inc.	1,176,368	235,144
	Perrigo Co. plc	3,275,155	217,438
*	Alkermes plc	3,668,071	214,582
*	Varian Medical Systems Inc.	2,246,958	204,765
*	Jazz Pharmaceuticals plc	1,368,084	198,550
*	Mallinckrodt plc	2,518,647	112,256
*	Envision Healthcare Corp.	1,410,588	86,497
*	Seattle Genetics Inc.	1,112,630	69,940
*,^ TESARO Inc.		448,764	69,051
	Patterson Cos. Inc.	1,247	57

* Alnylam Pharmaceuticals Inc.	1,073	55
		6,746,696
Industrials (16.4%)
* Fiserv Inc.	5,160,592	595,068
Amphenol Corp. Class A	7,399,633	526,632
Roper Technologies Inc.	2,439,592	503,751
Vulcan Materials Co.	3,181,917	383,357
Waste Connections Inc.	4,212,062	371,588
Fastenal Co.	6,956,140	358,241
Martin Marietta Materials Inc.	1,526,281	333,111
Alliance Data Systems Corp.	1,319,584	328,576
* FleetCor Technologies Inc.	2,119,938	321,022
WestRock Co.	6,019,698	313,205
Ball Corp.	4,203,829	312,176
Rockwell Collins Inc.	3,145,086	305,577
Dover Corp.	3,738,185	300,363
* Mettler-Toledo International Inc.	623,582	298,640
AMETEK Inc.	5,516,456	298,330
Global Payments Inc.	3,660,219	295,307
* Verisk Analytics Inc. Class A	3,598,800	292,007
WW Grainger Inc.	1,217,207	283,317
L3 Technologies Inc.	1,683,206	278,217
Textron Inc.	5,843,325	278,084
CH Robinson Worldwide Inc.	3,405,310	263,196
Masco Corp.	7,702,845	261,820
Cintas Corp.	2,020,682	255,697
* United Rentals Inc.	2,027,344	253,519
TransDigm Group Inc.	1,143,669	251,790
* Vantiv Inc. Class A	3,874,765	248,450
Pentair plc	3,933,713	246,959
Expeditors International of Washington Inc.	4,331,277	244,674
Fortune Brands Home & Security Inc.	3,710,475	225,782
Kansas City Southern	2,564,249	219,910
Xylem Inc.	4,315,514	216,725
Acuity Brands Inc.	1,060,208	216,282
Total System Services Inc.	3,977,943	212,661
Sealed Air Corp.	4,652,203	202,743
JB Hunt Transport Services Inc.	2,141,153	196,429
* Trimble Inc.	6,022,974	192,795
* Sensata Technologies Holding NV	4,107,108	179,357
* Crown Holdings Inc.	3,359,972	177,911
Fluor Corp.	3,349,366	176,244
* Stericycle Inc.	2,044,913	169,503
ManpowerGroup Inc.	1,626,241	166,804
Owens Corning	2,701,158	165,770
Wabtec Corp.	2,075,018	161,851
Jacobs Engineering Group Inc.	2,914,142	161,094
Hubbell Inc. Class B	1,332,507	159,967
* Arrow Electronics Inc.	2,140,551	157,138
B/E Aerospace Inc.	2,439,694	156,409
Xerox Corp.	20,741,616	152,243
Flowserve Corp.	3,141,712	152,122
Macquarie Infrastructure Corp.	1,875,707	151,145
Robert Half International Inc.	2,921,856	142,674
Avnet Inc.	3,102,859	141,987
Allison Transmission Holdings Inc.	3,776,508	136,181
* First Data Corp. Class A	8,155,161	126,405

	Huntington Ingalls Industries Inc.	553,016	110,736
	FLIR Systems Inc.	1,634,429	59,297
*	Conduent Inc.	2,552	43
			13,690,882
Oil & Gas (4.6%)
*	Concho Resources Inc.	3,563,342	457,319
	National Oilwell Varco Inc.	9,108,113	365,144
	Marathon Oil Corp.	20,366,817	321,796
	Cimarex Energy Co.	2,282,755	272,766
	Cabot Oil & Gas Corp.	11,185,674	267,449
	EQT Corp.	4,168,099	254,671
	Devon Energy Corp.	5,992,025	249,987
	Tesoro Corp.	2,813,008	228,022
*	Cheniere Energy Inc.	4,802,339	227,007
	Range Resources Corp.	5,948,883	173,113
	OGE Energy Corp.	4,799,785	167,897
^	Helmerich & Payne Inc.	2,351,905	156,566
	Targa Resources Corp.	2,216,478	132,767
^	Core Laboratories NV	1,061,222	122,592
	HollyFrontier Corp.	4,263,284	120,822
*	Antero Resources Corp.	5,282,363	120,491
*,^ Weatherford International plc		11,814,799	78,568
*	Energen Corp.	1,165,498	63,450
	Murphy Oil Corp.	1,970,311	56,331
*,^ Continental Resources Inc.		1,127,894	51,229
			3,887,987
Technology (13.3%)
	Western Digital Corp.	6,928,495	571,809
	Lam Research Corp.	3,916,546	502,728
	Symantec Corp.	14,883,401	456,623
*	Autodesk Inc.	5,084,905	439,692
	Skyworks Solutions Inc.	4,447,345	435,751
*	Cerner Corp.	7,136,859	420,004
	Microchip Technology Inc.	5,205,139	384,035
*	Red Hat Inc.	4,287,708	370,887
*	Micron Technology Inc.	12,597,311	364,062
	KLA-Tencor Corp.	3,769,181	358,336
*	ServiceNow Inc.	3,992,156	349,194
	Xilinx Inc.	5,986,651	346,567
*	Dell Technologies Inc. Class V	5,362,131	343,605
	Motorola Solutions Inc.	3,961,915	341,596
	Harris Corp.	2,993,120	333,045
	Seagate Technology plc	7,098,584	326,038
	Maxim Integrated Products Inc.	6,795,751	305,537
*	Citrix Systems Inc.	3,570,672	297,758
*	Advanced Micro Devices Inc.	19,229,406	279,788
	NetApp Inc.	6,622,194	277,139
*	Synopsys Inc.	3,619,053	261,042
*	Workday Inc. Class A	3,005,840	250,326
	Juniper Networks Inc.	8,688,249	241,794
*	Akamai Technologies Inc.	3,958,983	236,351
*	Palo Alto Networks Inc.	2,094,495	236,008
	CDK Global Inc.	3,486,828	226,679
*	F5 Networks Inc.	1,557,822	222,099
*	ANSYS Inc.	2,052,836	219,387
*	Qorvo Inc.	3,040,562	208,461

*,^ Twitter Inc.				13,752,126	205,594
*	Gartner Inc.			1,888,012	203,886
*	Splunk Inc.			3,260,762	203,113
*,^ VeriSign Inc.				2,090,518	182,105
	Marvell Technology Group Ltd.			9,169,114	139,921
	LogMeIn Inc.			1,276,093	124,419
	CA Inc.			3,766,334	119,468
	Computer Sciences Corp.			1,695,151	116,982
^	Garmin Ltd.			2,265,070	115,768
*	Nuance Communications Inc.			3,501,172	60,605
*	Premier Inc. Class A			1,222,232	38,904
					11,117,106
Telecommunications (0.8%)
*	Level 3 Communications Inc.			6,927,835	396,411
	CenturyLink Inc.			6,574,048	154,950
*	Zayo Group Holdings Inc.			3,813,870	125,476
	Frontier Communications Corp.			531,721	1,138
					677,975
Utilities (5.1%)
	WEC Energy Group Inc.			7,590,747	460,227
	Eversource Energy			7,621,272	447,978
	DTE Energy Co.			4,315,492	440,655
	American Water Works Co. Inc.			4,285,904	333,315
	Entergy Corp.			4,307,856	327,225
	Ameren Corp.			5,835,103	318,538
	CMS Energy Corp.			6,731,432	301,164
	ONEOK Inc.			5,062,498	280,665
	CenterPoint Energy Inc.			9,835,457	271,164
	Pinnacle West Capital Corp.			2,676,494	223,166
	Alliant Energy Corp.			5,470,399	216,682
	SCANA Corp.			3,092,797	202,114
	NiSource Inc.			7,774,172	184,948
	AES Corp.			15,843,368	177,129
	Avangrid Inc.			1,484,115	63,431
*	Calpine Corp.			5,307	59
					4,248,460
Total Common Stocks (Cost $62,813,358)					83,360,615
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund		0.965%		5,896,691	589,787

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.454%	4/20/17	800	800
4	United States Treasury Bill	0.623-0.652%	5/18/17	3,500	3,497
4	United States Treasury Bill	0.607%	5/25/17	300	300
4	United States Treasury Bill	0.516%	6/1/17	500	499
4	United States Treasury Bill	0.729-0.741%	6/8/17	1,400	1,398
4	United States Treasury Bill	0.761%	6/22/17	1,900	1,897
4	United States Treasury Bill	0.593%	7/13/17	200	200
4	United States Treasury Bill	0.602%	7/20/17	300	299

4 United States Treasury Bill	0.647%	8/10/17	200	199
				9,089
Total Temporary Cash Investments (Cost $598,830)				598,876
Total Investments (100.4%) (Cost $63,412,188)				83,959,491
Other Assets and Liabilities-Net (-0.4%)3				(360,683)
Net Assets (100%)				83,598,808

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $341,076,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $352,963,000 of collateral received for securities on loan.
4 Securities with a value of $7,990,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	83,360,615	—	—
Temporary Cash Investments	589,787	9,089	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(201)
Total	83,950,212	9,089	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Mid-Cap Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	2,168	127,869	(190)
E-mini S&P Mid-Cap 400 Index	June 2017	1,140	97,937	560
				370

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $63,412,188,000. Net unrealized appreciation of investment securities for tax purposes was $20,547,303,000, consisting of unrealized gains of $22,343,082,000 on securities that had risen in value since their purchase and $1,795,779,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (0.8%)
*	Axalta Coating Systems Ltd.	1,220,149	39,289
	Arconic Inc.	1,232,849	32,473
			71,762
Consumer Goods (9.0%)
*	Electronic Arts Inc.	1,736,282	155,432
*	Mohawk Industries Inc.	355,197	81,514
	Church & Dwight Co. Inc.	1,457,340	72,678
	McCormick & Co. Inc.	639,611	62,394
*	WhiteWave Foods Co. Class A	997,657	56,018
	Snap-on Inc.	326,387	55,052
	Hormel Foods Corp.	1,488,643	51,552
*	LKQ Corp.	1,645,498	48,164
	Hanesbrands Inc.	2,133,149	44,284
*	NVR Inc.	19,837	41,794
*	WABCO Holdings Inc.	291,268	34,201
*	Lululemon Athletica Inc.	536,947	27,851
^	Polaris Industries Inc.	319,114	26,742
*,^ Under Armour Inc. Class A		1,035,911	20,490
*	Under Armour Inc.	1,055,026	19,307
*	Michael Kors Holdings Ltd.	435,798	16,608
	Lamb Weston Holdings Inc.	396	17
			814,098
Consumer Services (11.2%)
*	Dollar Tree Inc.	1,263,445	99,130
*	Ulta Beauty Inc.	333,062	94,999
	Expedia Inc.	694,749	87,656
	MGM Resorts International	2,907,601	79,668
	Ross Stores Inc.	1,110,530	73,151
*	Chipotle Mexican Grill Inc. Class A	161,941	72,148
	Alaska Air Group Inc.	694,120	64,012
*	CarMax Inc.	1,053,188	62,370
	Advance Auto Parts Inc.	393,856	58,393
	Tractor Supply Co.	739,024	50,971
	Wyndham Worldwide Corp.	591,036	49,818
*	Norwegian Cruise Line Holdings Ltd.	895,708	45,439
	FactSet Research Systems Inc.	222,568	36,704
	Scripps Networks Interactive Inc. Class A	456,631	35,786
	Tiffany & Co.	332,562	31,693
	Signet Jewelers Ltd.	391,970	27,152
*	TripAdvisor Inc.	628,822	27,140
*	Hyatt Hotels Corp. Class A	189,282	10,217
*	Discovery Communications Inc.	603	17
*	Discovery Communications Inc. Class A	411	12
	Williams-Sonoma Inc.	216	12
*	AutoNation Inc.	192	8
			1,006,496
Financials (19.3%)
	Equinix Inc.	432,969	173,348

Moody's Corp.	915,395	102,561
Digital Realty Trust Inc.	895,460	95,268
Equifax Inc.	675,286	92,339
Realty Income Corp.	1,517,987	90,366
Essex Property Trust Inc.	369,120	85,462
* SBA Communications Corp. Class A	688,269	82,847
* IHS Markit Ltd.	1,948,876	81,755
First Republic Bank	865,937	81,234
AvalonBay Communities Inc.	386,991	71,052
Mid-America Apartment Communities Inc.	638,926	65,004
Arthur J Gallagher & Co.	1,005,516	56,852
* CBRE Group Inc. Class A	1,614,037	56,152
Alexandria Real Estate Equities Inc.	500,316	55,295
Federal Realty Investment Trust	406,001	54,201
Regency Centers Corp.	813,662	54,019
* E*TRADE Financial Corp.	1,546,468	53,956
Affiliated Managers Group Inc.	308,676	50,604
Extra Space Storage Inc.	672,946	50,061
MSCI Inc. Class A	514,116	49,967
VEREIT Inc.	5,486,614	46,581
SEI Investments Co.	807,585	40,735
Brixmor Property Group Inc.	1,716,522	36,837
* Liberty Broadband Corp.	408,893	35,328
SL Green Realty Corp.	282,839	30,156
* SVB Financial Group	146,506	27,263
* Invitation Homes Inc.	531,930	11,612
* Liberty Broadband Corp. Class A	70,611	6,008
		1,736,863
Health Care (12.7%)
* Incyte Corp.	853,521	114,090
* Edwards Lifesciences Corp.	1,196,937	112,596
CR Bard Inc.	405,736	100,842
* BioMarin Pharmaceutical Inc.	969,090	85,067
Dentsply Sirona Inc.	1,300,870	81,226
* IDEXX Laboratories Inc.	495,968	76,682
* Waters Corp.	430,866	67,349
* Centene Corp.	919,846	65,548
* Quintiles IMS Holdings Inc.	796,704	64,159
* DaVita Inc.	888,900	60,418
ResMed Inc.	797,381	57,387
Cooper Cos. Inc.	275,515	55,073
* Alkermes plc	858,868	50,244
* Varian Medical Systems Inc.	526,425	47,973
* Jazz Pharmaceuticals plc	320,371	46,495
* Envision Healthcare Corp.	330,645	20,275
* Seattle Genetics Inc.	261,120	16,414
* TESARO Inc.	105,418	16,221
* Alnylam Pharmaceuticals Inc.	198	10
		1,138,069
Industrials (24.0%)
* Fiserv Inc.	1,208,502	139,352
Amphenol Corp. Class A	1,732,947	123,334
Roper Technologies Inc.	571,312	117,970
Vulcan Materials Co.	745,512	89,819
Waste Connections Inc.	986,789	87,054
Fastenal Co.	1,629,746	83,932

	Martin Marietta Materials Inc.	357,630	78,053
	Alliance Data Systems Corp.	309,192	76,989
*	FleetCor Technologies Inc.	496,788	75,229
*	Mettler-Toledo International Inc.	146,189	70,011
	AMETEK Inc.	1,293,308	69,942
	Global Payments Inc.	856,921	69,136
*	Verisk Analytics Inc. Class A	842,557	68,365
	WW Grainger Inc.	285,374	66,424
	CH Robinson Worldwide Inc.	797,072	61,606
	Masco Corp.	1,803,036	61,285
	Cintas Corp.	472,962	59,849
	TransDigm Group Inc.	267,746	58,947
*	Vantiv Inc. Class A	907,073	58,161
	Expeditors International of Washington Inc.	1,013,924	57,277
	Fortune Brands Home & Security Inc.	868,791	52,866
	Kansas City Southern	600,509	51,500
	Acuity Brands Inc.	248,356	50,665
	Total System Services Inc.	931,838	49,816
	JB Hunt Transport Services Inc.	501,609	46,018
*	Trimble Inc.	1,411,384	45,178
*	Sensata Technologies Holding NV	963,364	42,070
*	Stericycle Inc.	479,739	39,765
^	Wabtec Corp.	486,215	37,925
	B/E Aerospace Inc.	572,471	36,701
	Macquarie Infrastructure Corp.	438,802	35,359
	Robert Half International Inc.	682,883	33,345
*	United Rentals Inc.	237,177	29,659
*	First Data Corp. Class A	1,910,897	29,619
			2,153,221
Oil & Gas (4.9%)
*	Concho Resources Inc.	834,577	107,110
	Cabot Oil & Gas Corp.	2,618,327	62,604
	EQT Corp.	975,788	59,621
*	Cheniere Energy Inc.	1,124,892	53,174
	Range Resources Corp.	1,395,497	40,609
	Cimarex Energy Co.	267,137	31,920
	Targa Resources Corp.	518,120	31,035
	Core Laboratories NV	248,745	28,735
*	Antero Resources Corp.	1,236,541	28,205
			443,013
Technology (16.4%)
	Lam Research Corp.	917,255	117,739
*	Autodesk Inc.	1,191,031	102,988
	Skyworks Solutions Inc.	1,041,764	102,072
*	Cerner Corp.	1,671,631	98,375
	Microchip Technology Inc.	1,219,397	89,967
*	Red Hat Inc.	1,004,506	86,890
*	ServiceNow Inc.	935,339	81,814
*	Citrix Systems Inc.	835,938	69,709
*	Workday Inc. Class A	703,681	58,603
*	Akamai Technologies Inc.	926,721	55,325
*	Palo Alto Networks Inc.	490,302	55,247
	CDK Global Inc.	816,399	53,074
*	F5 Networks Inc.	364,694	51,994
*	ANSYS Inc.	480,666	51,369
*	Qorvo Inc.	712,013	48,816

*,^ Twitter Inc.				3,221,263	48,158
*	Gartner Inc.			442,293	47,763
*	Splunk Inc.			764,131	47,598
*,^ VeriSign Inc.				489,914	42,676
*	Micron Technology Inc.			1,476,282	42,665
	KLA-Tencor Corp.			441,783	42,000
	Xilinx Inc.			701,201	40,593
	LogMeIn Inc.			299,060	29,158
*	Premier Inc. Class A			285,132	9,076
					1,473,669
Telecommunications (1.4%)
*	Level 3 Communications Inc.			1,622,852	92,860
*	Zayo Group Holdings Inc.			892,853	29,375
					122,235
Total Common Stocks (Cost $7,540,930)					8,959,426
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund		0.965%		600,712	60,083

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.557%	4/27/17	400	400
4	United States Treasury Bill	0.564%	5/4/17	700	700
4	United States Treasury Bill	0.729%-0.759%	6/15/17	500	499
4	United States Treasury Bill	0.762%	6/22/17	500	499
					2,098
Total Temporary Cash Investments (Cost $62,175)					62,181
Total Investments (100.4%) (Cost $7,603,105)					9,021,607
Other Asset and Liabilities-Net (-0.4%)3					(35,075)
Net Assets (100%)					8,986,532

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,166,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $28,173,000 of collateral received for securities on loan.
4 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by

Mid-Cap Growth Index Fund

methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,959,426	—	—
Temporary Cash Investments	60,083	2,098	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	9,019,498	2,098	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily

Mid-Cap Growth Index Fund

settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2017	114	19,587	(49)
E-mini S&P 500 Index	June 2017	48	5,662	(38)
				(87)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $7,603,105,000. Net unrealized appreciation of investment securities for tax purposes was $1,418,502,000, consisting of unrealized gains of $1,694,992,000 on securities that had risen in value since their purchase and $276,490,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (7.6%)
	Newmont Mining Corp.	4,163,019	137,213
*	Freeport-McMoRan Inc.	10,157,627	135,706
	Celanese Corp. Class A	1,104,472	99,237
	Albemarle Corp.	881,518	93,124
	Eastman Chemical Co.	1,092,590	88,281
	Mosaic Co.	2,744,962	80,098
	International Flavors & Fragrances Inc.	560,215	74,245
	FMC Corp.	1,048,908	72,993
	Ashland Global Holdings Inc.	487,594	60,369
	Avery Dennison Corp.	690,685	55,669
	CF Industries Holdings Inc.	1,827,017	53,623
	Arconic Inc.	1,718,281	45,260
	Reliance Steel & Aluminum Co.	540,390	43,242
	WR Grace & Co.	535,813	37,352
*	Alcoa Corp.	644,324	22,165
	Westlake Chemical Corp.	303,836	20,068
			1,118,645
Consumer Goods (16.1%)
	Newell Brands Inc.	3,780,853	178,343
	Dr Pepper Snapple Group Inc.	1,435,094	140,524
	Conagra Brands Inc.	3,411,313	137,612
	Clorox Co.	1,005,332	135,549
	Molson Coors Brewing Co. Class B	1,371,396	131,256
	JM Smucker Co.	867,032	113,651
	Genuine Parts Co.	1,107,502	102,344
	Whirlpool Corp.	583,641	99,995
	DR Horton Inc.	2,780,234	92,610
	Coach Inc.	2,198,982	90,884
	Hasbro Inc.	876,762	87,518
	Bunge Ltd.	1,093,065	86,636
	Delphi Automotive plc	1,056,354	85,026
	Harley-Davidson Inc.	1,382,120	83,618
	Lennar Corp. Class A	1,591,049	81,446
	Lear Corp.	544,184	77,046
	BorgWarner Inc.	1,666,950	69,662
	Mattel Inc.	2,683,884	68,734
	Leucadia National Corp.	2,538,677	66,006
	Tyson Foods Inc. Class A	1,068,357	65,928
	PVH Corp.	621,165	64,272
	Coty Inc. Class A	3,513,284	63,696
	PulteGroup Inc.	2,241,871	52,796
	Lamb Weston Holdings Inc.	1,144,884	48,154
	Ralph Lauren Corp. Class A	442,011	36,077
	Goodyear Tire & Rubber Co.	986,182	35,503
	Ingredion Inc.	280,920	33,831
*	Michael Kors Holdings Ltd.	605,558	23,078
*	Edgewell Personal Care Co.	224,989	16,456
^	Pilgrim's Pride Corp.	388,326	8,739

Lennar Corp. Class B	75,334	3,149
		2,380,139
Consumer Services (11.1%)
Royal Caribbean Cruises Ltd.	1,345,448	132,002
Nielsen Holdings plc	2,802,269	115,762
Best Buy Co. Inc.	2,090,751	102,760
Darden Restaurants Inc.	973,160	81,424
Foot Locker Inc.	1,037,472	77,613
Interpublic Group of Cos. Inc.	3,077,708	75,619
Whole Foods Market Inc.	2,496,984	74,210
Wynn Resorts Ltd.	637,930	73,113
Aramark	1,930,445	71,176
Macy's Inc.	2,395,696	71,008
* United Continental Holdings Inc.	994,711	70,266
* Liberty Interactive Corp. QVC Group Class A	3,258,113	65,227
AmerisourceBergen Corp. Class A	638,592	56,515
Kohl's Corp.	1,383,107	55,062
* Liberty Media Corp-Liberty SiriusXM	1,397,893	54,210
* Discovery Communications Inc.	1,748,524	49,501
News Corp. Class A	3,736,741	48,578
Gap Inc.	1,875,804	45,563
Staples Inc.	5,098,930	44,718
Nordstrom Inc.	951,761	44,324
Bed Bath & Beyond Inc.	1,119,287	44,167
Tiffany & Co.	463,352	44,157
* Discovery Communications Inc. Class A	1,195,027	34,763
* Liberty Media Corp-Liberty SiriusXM	680,823	26,498
* AutoNation Inc.	552,460	23,364
H&R Block Inc.	811,852	18,876
* Rite Aid Corp.	4,112,556	17,478
Williams-Sonoma Inc.	309,206	16,580
News Corp. Class B	189,237	2,555
		1,637,089
Financials (26.0%)
M&T Bank Corp.	1,087,523	168,272
KeyCorp	8,470,263	150,601
Hartford Financial Services Group Inc.	2,960,608	142,316
Principal Financial Group Inc.	2,253,155	142,197
Regions Financial Corp.	9,647,892	140,184
Citizens Financial Group Inc.	4,011,909	138,611
Willis Towers Watson plc	1,018,185	133,270
Lincoln National Corp.	1,765,133	115,528
Huntington Bancshares Inc.	8,510,737	113,959
Host Hotels & Resorts Inc.	5,798,671	108,203
* Markel Corp.	104,180	101,665
Invesco Ltd.	3,164,979	96,943
Comerica Inc.	1,378,298	94,524
Annaly Capital Management Inc.	7,986,426	88,729
Cincinnati Financial Corp.	1,226,747	88,657
* Arch Capital Group Ltd.	913,580	86,580
Unum Group	1,796,644	84,245
XL Group Ltd.	2,076,784	82,781
FNF Group	2,024,930	78,851
Raymond James Financial Inc.	1,013,493	77,289
Western Union Co.	3,769,127	76,702
UDR Inc.	2,095,543	75,984

Ally Financial Inc.	3,696,561	75,151
Duke Realty Corp.	2,786,691	73,206
Macerich Co.	1,126,440	72,543
* Alleghany Corp.	114,765	70,541
Iron Mountain Inc.	1,963,625	70,043
Kimco Realty Corp.	3,164,535	69,905
Torchmark Corp.	883,562	68,070
CIT Group Inc.	1,583,665	67,987
Zions Bancorporation	1,596,608	67,058
Reinsurance Group of America Inc. Class A	503,282	63,907
Nasdaq Inc.	906,333	62,945
Voya Financial Inc.	1,484,710	56,360
Everest Re Group Ltd.	240,282	56,180
Camden Property Trust	686,036	55,198
AGNC Investment Corp.	2,595,030	51,615
New York Community Bancorp Inc.	3,626,734	50,665
WR Berkley Corp.	713,581	50,400
* Liberty Broadband Corp.	569,959	49,244
People's United Financial Inc.	2,692,386	49,001
Lazard Ltd. Class A	1,017,029	46,773
Axis Capital Holdings Ltd.	677,559	45,417
SL Green Realty Corp.	394,120	42,021
Jones Lang LaSalle Inc.	354,965	39,561
* Athene Holding Ltd. Class A	678,374	33,912
Assurant Inc.	217,656	20,823
Navient Corp.	1,184,656	17,486
* Liberty Broadband Corp. Class A	97,632	8,308
* Santander Consumer USA Holdings Inc.	420,656	5,603
		3,826,014
Health Care (4.2%)
* Laboratory Corp. of America Holdings	807,248	115,816
Quest Diagnostics Inc.	1,077,606	105,810
* Henry Schein Inc.	620,694	105,499
* Hologic Inc.	2,188,842	93,135
Universal Health Services Inc. Class B	702,778	87,461
Perrigo Co. plc	1,067,460	70,869
* Mallinckrodt plc	822,202	36,646
		615,236
Industrials (9.9%)
WestRock Co.	1,962,550	102,111
Ball Corp.	1,370,063	101,741
Rockwell Collins Inc.	1,025,413	99,629
Dover Corp.	1,218,709	97,923
L3 Technologies Inc.	548,797	90,711
Textron Inc.	1,905,137	90,665
Pentair plc	1,282,081	80,489
Xylem Inc.	1,406,544	70,637
Sealed Air Corp.	1,516,425	66,086
* Crown Holdings Inc.	1,095,689	58,017
Fluor Corp.	1,092,147	57,469
ManpowerGroup Inc.	530,111	54,374
Owens Corning	880,838	54,057
Jacobs Engineering Group Inc.	948,851	52,452
Hubbell Inc. Class B	434,526	52,165
* Arrow Electronics Inc.	696,869	51,157
Xerox Corp.	6,753,408	49,570

	Flowserve Corp.	1,022,895	49,529
	Avnet Inc.	1,010,598	46,245
	Allison Transmission Holdings Inc.	1,231,365	44,403
*	United Rentals Inc.	330,635	41,346
	Huntington Ingalls Industries Inc.	180,389	36,121
	FLIR Systems Inc.	534,871	19,405
			1,466,302
Oil & Gas (4.4%)
	National Oilwell Varco Inc.	2,968,228	118,996
	Marathon Oil Corp.	6,640,148	104,914
	Devon Energy Corp.	1,953,031	81,481
	Tesoro Corp.	916,911	74,325
	OGE Energy Corp.	1,565,170	54,750
	Helmerich & Payne Inc.	765,741	50,975
	Cimarex Energy Co.	372,160	44,469
	HollyFrontier Corp.	1,390,099	39,395
*	Weatherford International plc	3,858,143	25,657
*	Energen Corp.	381,289	20,757
	Murphy Oil Corp.	639,445	18,282
*	Continental Resources Inc.	365,941	16,621
			650,622
Other (0.0%)2
*	Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	1,233	—
*	Safeway Inc CVR (PDC) Exp. 01/30/2019	1,233	—
			—
Technology (10.7%)
	Western Digital Corp.	2,257,771	186,334
	Symantec Corp.	4,850,128	148,802
*	Dell Technologies Inc. Class V	1,747,476	111,978
	Motorola Solutions Inc.	1,291,151	111,323
	Harris Corp.	975,451	108,538
	Seagate Technology plc	2,313,473	106,258
	Maxim Integrated Products Inc.	2,215,576	99,612
*	Advanced Micro Devices Inc.	6,267,312	91,189
	NetApp Inc.	2,158,229	90,322
*	Synopsys Inc.	1,179,426	85,072
	Juniper Networks Inc.	2,831,652	78,805
*	Micron Technology Inc.	2,052,680	59,323
	KLA-Tencor Corp.	614,209	58,393
	Xilinx Inc.	975,499	56,472
	Marvell Technology Group Ltd.	2,985,462	45,558
	CA Inc.	1,228,382	38,964
	Computer Sciences Corp.	552,731	38,144
	Garmin Ltd.	738,451	37,742
*	Nuance Communications Inc.	1,143,543	19,795
			1,572,624
Telecommunications (0.3%)
	CenturyLink Inc.	2,141,991	50,486
	Frontier Communications Corp.	167,630	359
			50,845
Utilities (9.4%)
	WEC Energy Group Inc.	2,473,550	149,971
	Eversource Energy	2,483,625	145,987
	DTE Energy Co.	1,406,294	143,597
	American Water Works Co. Inc.	1,396,845	108,633

Entergy Corp.			1,403,928	106,642
Ameren Corp.			1,901,558	103,806
CMS Energy Corp.			2,194,579	98,185
ONEOK Inc.			1,650,085	91,481
CenterPoint Energy Inc.			3,206,692	88,408
Pinnacle West Capital Corp.			872,353	72,737
Alliant Energy Corp.			1,783,055	70,627
SCANA Corp.			1,008,094	65,879
NiSource Inc.			2,534,911	60,306
AES Corp.			5,166,163	57,758
Avangrid Inc.			485,426	20,747
				1,384,764
Total Common Stocks (Cost $12,359,414)				14,702,280
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	0.965%		438,876	43,896

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	0.556%	6/15/17	2,000	1,997
United States Treasury Bill	0.762%	6/22/17	200	200
				2,197
Total Temporary Cash Investments (Cost $46,090)				46,093
Total Investments (100.0%) (Cost $12,405,504)				14,748,373
Other Assets and Liabilities-Net (0.0%)4				(6,197)
Net Assets (100%)				14,742,176

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,626,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $5,750,000 of collateral received for securities on loan.
5 Securities with a value of $1,698,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net

Mid-Cap Value Index Fund

asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,702,280	—	—
Temporary Cash Investments	43,896	2,197	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	14,746,155	2,197	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mid-Cap Value Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2017	161	27,663	20
E-mini S&P 500 Index	June 2017	90	10,616	(70)
				(50)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $12,405,504,000. Net unrealized appreciation of investment securities for tax purposes was $2,342,869,000, consisting of unrealized gains of $2,652,761,000 on securities that had risen in value since their purchase and $309,892,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Basic Materials (4.4%)
	Steel Dynamics Inc.	5,409,965	188,050
	RPM International Inc.	3,119,895	171,688
	Chemours Co.	4,277,854	164,697
	United States Steel Corp.	4,021,448	135,965
	Olin Corp.	3,863,181	126,983
	Huntsman Corp.	4,720,610	115,844
	Royal Gold Inc.	1,525,996	106,896
	NewMarket Corp.	221,470	100,377
	Scotts Miracle-Gro Co.	1,048,377	97,908
	US Silica Holdings Inc.	1,893,490	90,869
	Sensient Technologies Corp.	1,036,350	82,141
	Cabot Corp.	1,307,848	78,353
*	Versum Materials Inc.	2,540,647	77,744
*	Univar Inc.	2,266,552	69,492
*	Alcoa Corp.	1,925,018	66,221
	PolyOne Corp.	1,920,547	65,471
*	CONSOL Energy Inc.	3,755,766	63,022
	Minerals Technologies Inc.	819,046	62,739
	Balchem Corp.	741,658	61,127
	HB Fuller Co.	1,176,786	60,675
*	Ingevity Corp.	984,611	59,914
*	Platform Specialty Products Corp.	4,547,928	59,214
*	GCP Applied Technologies Inc.	1,661,264	54,240
^	Compass Minerals International Inc.	789,241	53,550
	Domtar Corp.	1,460,279	53,329
*	AK Steel Holding Corp.	7,361,611	52,930
*	Cliffs Natural Resources Inc.	6,391,970	52,478
	Commercial Metals Co.	2,702,789	51,704
*	Chemtura Corp.	1,478,353	49,377
*	Stillwater Mining Co.	2,835,745	48,973
	Hecla Mining Co.	9,249,885	48,932
	Worthington Industries Inc.	1,040,246	46,905
	KapStone Paper and Packaging Corp.	2,027,930	46,845
^	Allegheny Technologies Inc.	2,540,005	45,619
*	Cambrex Corp.	754,297	41,524
	Carpenter Technology Corp.	1,089,502	40,638
	Quaker Chemical Corp.	293,739	38,674
	Stepan Co.	470,269	37,062
	Innospec Inc.	534,371	34,601
*	Coeur Mining Inc.	4,221,939	34,113
*,^ Arch Coal Inc. Class A		488,241	33,659
	Kaiser Aluminum Corp.	387,398	30,953
*	Ferro Corp.	1,945,745	29,556
*	Fairmount Santrol Holdings Inc.	3,641,371	26,691
	Tronox Ltd. Class A	1,360,996	25,110
	Innophos Holdings Inc.	432,329	23,333
*	Kraton Corp.	717,521	22,186
	PH Glatfelter Co.	1,019,032	22,154
	A Schulman Inc.	654,773	20,593

*	Clearwater Paper Corp.	365,787	20,484
	Deltic Timber Corp.	256,063	20,004
*	Koppers Holdings Inc.	460,774	19,514
	Calgon Carbon Corp.	1,186,859	17,328
*	Century Aluminum Co.	1,120,229	14,216
	Rayonier Advanced Materials Inc.	1,012,173	13,614
	Tredegar Corp.	655,247	11,500
	Haynes International Inc.	293,794	11,199
	American Vanguard Corp.	618,461	10,266
*	Resolute Forest Products Inc.	1,356,498	7,393
	FutureFuel Corp.	512,581	7,268
	Kronos Worldwide Inc.	410,820	6,750
*	SunCoke Energy Inc.	744,130	6,667
			3,337,322
Consumer Goods (7.2%)
*	Middleby Corp.	1,344,010	183,390
	Pinnacle Foods Inc.	2,759,668	159,702
	Leggett & Platt Inc.	3,123,870	157,193
	Gentex Corp.	6,710,262	143,130
*	Take-Two Interactive Software Inc.	2,368,615	140,388
*	Toll Brothers Inc.	3,604,907	130,173
	Brunswick Corp.	2,091,047	127,972
*	Post Holdings Inc.	1,426,288	124,829
*	TreeHouse Foods Inc.	1,326,645	112,314
	Thor Industries Inc.	1,166,895	112,174
	Pool Corp.	917,303	109,462
	Goodyear Tire & Rubber Co.	2,938,904	105,801
	Ingredion Inc.	838,374	100,965
	Carter's Inc.	1,078,436	96,844
*	Hain Celestial Group Inc.	2,416,237	89,884
*,^ Herbalife Ltd.		1,522,031	88,491
	Flowers Foods Inc.	4,391,841	85,246
*	Skechers U.S.A. Inc. Class A	2,958,881	81,221
	Energizer Holdings Inc.	1,444,265	80,518
	Tenneco Inc.	1,285,903	80,266
	Spectrum Brands Holdings Inc.	549,810	76,429
*	Visteon Corp.	766,719	75,100
	Snyder's-Lance Inc.	1,797,668	72,464
*	Kate Spade & Co.	2,998,175	69,648
	Nu Skin Enterprises Inc. Class A	1,209,039	67,150
	Dana Inc.	3,366,800	65,013
*	Welbilt Inc.	3,237,515	63,552
*	Dorman Products Inc.	768,740	63,137
	B&G Foods Inc.	1,552,104	62,472
	CalAtlantic Group Inc.	1,627,965	60,967
*	Helen of Troy Ltd.	631,017	59,442
	Tupperware Brands Corp.	943,638	59,185
	Lancaster Colony Corp.	449,000	57,849
*	US Foods Holding Corp.	2,058,930	57,609
*	Darling Ingredients Inc.	3,848,747	55,884
	LCI Industries	547,168	54,607
	Wolverine World Wide Inc.	2,186,501	54,597
	Cooper Tire & Rubber Co.	1,230,203	54,560
*,^ Tempur Sealy International Inc.		1,149,536	53,407
*	Zynga Inc. Class A	18,363,460	52,336
*	Steven Madden Ltd.	1,274,450	49,130
*	Edgewell Personal Care Co.	671,584	49,120

	HNI Corp.	1,041,956	48,024
*,^ Blue Buffalo Pet Products Inc.		2,068,637	47,579
	J&J Snack Foods Corp.	349,077	47,321
	Sanderson Farms Inc.	451,595	46,894
	Vector Group Ltd.	2,235,833	46,505
	Fresh Del Monte Produce Inc.	777,125	46,029
*	Cooper-Standard Holdings Inc.	413,438	45,863
*	Avon Products Inc.	10,213,180	44,938
*	Deckers Outdoor Corp.	744,743	44,484
	Herman Miller Inc.	1,396,946	44,074
*	TRI Pointe Group Inc.	3,514,501	44,072
	Universal Corp.	590,309	41,764
	Dean Foods Co.	2,116,359	41,608
*,^ iRobot Corp.		604,694	39,994
	Columbia Sportswear Co.	648,195	38,081
	KB Home	1,785,418	35,494
	WD-40 Co.	312,762	34,075
*	Gentherm Inc.	855,363	33,573
*	American Axle & Manufacturing Holdings Inc.	1,783,354	33,491
*	ACCO Brands Corp.	2,500,665	32,884
*	Meritage Homes Corp.	888,777	32,707
*,^ Wayfair Inc.		807,416	32,692
	La-Z-Boy Inc.	1,138,392	30,737
	Steelcase Inc. Class A	1,803,044	30,201
*	Boston Beer Co. Inc. Class A	206,229	29,831
	Schweitzer-Mauduit International Inc.	712,976	29,531
	MDC Holdings Inc.	966,332	29,038
	Interface Inc. Class A	1,511,938	28,802
	Seaboard Corp.	6,834	28,494
	AdvancePierre Foods Holdings Inc.	901,607	28,103
*	Central Garden & Pet Co. Class A	791,054	27,465
*	Vista Outdoor Inc.	1,331,577	27,417
*	Select Comfort Corp.	1,049,487	26,017
	Knoll Inc.	1,089,263	25,935
*	Taylor Morrison Home Corp. Class A	1,155,930	24,644
^	Cal-Maine Foods Inc.	663,837	24,429
*,^ Hostess Brands Inc.		1,485,276	23,571
^	National Beverage Corp.	271,981	22,991
	Andersons Inc.	594,483	22,531
	Coca-Cola Bottling Co. Consolidated	108,464	22,346
	Briggs & Stratton Corp.	950,731	21,344
*,^ Fitbit Inc. Class A		3,578,028	21,182
	Oxford Industries Inc.	353,996	20,270
*	G-III Apparel Group Ltd.	913,359	19,993
	Ethan Allen Interiors Inc.	585,631	17,950
^	Valvoline Inc.	717,409	17,612
*,^ GoPro Inc. Class A		1,964,136	17,088
*,^ Fossil Group Inc.		959,450	16,742
*	USANA Health Sciences Inc.	256,414	14,769
	Inter Parfums Inc.	401,892	14,689
	Superior Industries International Inc.	566,923	14,372
^	Tootsie Roll Industries Inc.	364,185	13,602
*	Modine Manufacturing Co.	1,104,670	13,477
*,^ elf Beauty Inc.		456,450	13,146
	National Presto Industries Inc.	121,940	12,462
	Phibro Animal Health Corp. Class A	432,952	12,166
*	Crocs Inc.	1,637,747	11,579

	Movado Group Inc.	365,330	9,115
	Acushnet Holdings Corp.	517,934	8,950
*,^ Central Garden & Pet Co.		240,498	8,915
*	Iconix Brand Group Inc.	1,178,003	8,859
	Metaldyne Performance Group Inc.	310,835	7,103
*	Revlon Inc. Class A	245,863	6,847
*	Eastman Kodak Co.	546,500	6,285
*,^ Amplify Snack Brands Inc.		716,360	6,017
	Titan International Inc.	509,770	5,271
*	Vera Bradley Inc.	465,344	4,332
			5,371,987
Consumer Services (12.0%)
	Domino's Pizza Inc.	1,123,001	206,969
	Vail Resorts Inc.	933,230	179,087
*	VCA Inc.	1,810,156	165,629
*	JetBlue Airways Corp.	7,871,944	162,241
*	Burlington Stores Inc.	1,648,926	160,424
	KAR Auction Services Inc.	3,227,005	140,923
*	Copart Inc.	2,274,864	140,882
*	ServiceMaster Global Holdings Inc.	3,147,474	131,407
*	Panera Bread Co. Class A	498,485	130,538
	Service Corp. International	4,176,586	128,973
	TEGNA Inc.	5,008,104	128,308
*,^ Liberty Media Corp-Liberty Formula One		3,551,931	121,298
	Dunkin' Brands Group Inc.	2,147,363	117,418
	Cinemark Holdings Inc.	2,540,075	112,627
	Casey's General Stores Inc.	915,361	102,749
	Six Flags Entertainment Corp.	1,704,685	101,412
	Sabre Corp.	4,530,917	96,010
	Dick's Sporting Goods Inc.	1,951,181	94,944
*	Live Nation Entertainment Inc.	3,108,708	94,411
	Dun & Bradstreet Corp.	860,165	92,846
*	Madison Square Garden Co. Class A	453,903	90,649
^	Cracker Barrel Old Country Store Inc.	561,722	89,454
*	Spirit Airlines Inc.	1,619,796	85,963
	CST Brands Inc.	1,768,216	85,033
	Rollins Inc.	2,289,838	85,022
*	AMC Networks Inc. Class A	1,377,068	80,806
*	Grand Canyon Education Inc.	1,115,518	79,882
*	Bright Horizons Family Solutions Inc.	1,041,894	75,527
	Jack in the Box Inc.	739,412	75,213
	Nexstar Media Group Inc. Class A	1,040,228	72,972
	Sinclair Broadcast Group Inc. Class A	1,791,580	72,559
*	Sprouts Farmers Market Inc.	3,029,577	70,044
*	Beacon Roofing Supply Inc.	1,404,103	69,026
*	Sally Beauty Holdings Inc.	3,331,613	68,098
*	Cabela's Inc.	1,281,085	68,038
	Dolby Laboratories Inc. Class A	1,284,801	67,336
	Cable One Inc.	106,807	66,698
	Texas Roadhouse Inc. Class A	1,483,575	66,064
	Chemed Corp.	360,354	65,833
*	GrubHub Inc.	2,000,386	65,793
*	Michaels Cos. Inc.	2,937,926	65,780
	Tribune Media Co. Class A	1,736,571	64,722
	Cheesecake Factory Inc.	997,979	63,232
*	Buffalo Wild Wings Inc.	405,826	61,990
	Graham Holdings Co. Class B	103,205	61,877

*	Pandora Media Inc.	5,220,710	61,657
	Wendy's Co.	4,507,399	61,346
*	Murphy USA Inc.	817,950	60,054
*	Dave & Buster's Entertainment Inc.	980,946	59,926
	Regal Entertainment Group Class A	2,644,872	59,721
	Meredith Corp.	917,663	59,281
	John Wiley & Sons Inc. Class A	1,073,523	57,756
*	Liberty Expedia Holdings Inc. Class A	1,264,754	57,521
	Office Depot Inc.	12,328,744	57,514
	H&R Block Inc.	2,421,440	56,298
	PriceSmart Inc.	604,428	55,728
*,^ Five Below Inc.		1,281,952	55,521
*	Hawaiian Holdings Inc.	1,184,603	55,025
*	Yelp Inc. Class A	1,647,854	53,967
	GameStop Corp. Class A	2,379,483	53,657
	American Eagle Outfitters Inc.	3,823,264	53,640
*	Avis Budget Group Inc.	1,807,649	53,470
*	Lions Gate Entertainment Corp. Class B	2,170,029	52,905
	AMERCO	137,225	52,309
*	Rite Aid Corp.	12,277,448	52,179
	ILG Inc.	2,479,152	51,963
	Papa John's International Inc.	644,713	51,603
*	United Natural Foods Inc.	1,181,486	51,076
	Big Lots Inc.	1,040,839	50,668
	Marriott Vacations Worldwide Corp.	505,875	50,552
	Brinker International Inc.	1,143,322	50,260
	Aaron's Inc.	1,670,545	49,682
	Williams-Sonoma Inc.	924,739	49,584
	Allegiant Travel Co. Class A	308,749	49,477
*	Acxiom Corp.	1,732,764	49,332
	Churchill Downs Inc.	309,864	49,222
	Choice Hotels International Inc.	785,093	49,147
	Matthews International Corp. Class A	714,518	48,337
	Children's Place Inc.	400,922	48,131
	Hillenbrand Inc.	1,340,939	48,073
*,^ Sotheby's		1,051,617	47,828
	Bloomin' Brands Inc.	2,406,094	47,472
	Extended Stay America Inc.	2,952,597	47,064
*	Urban Outfitters Inc.	1,903,511	45,227
	Lithia Motors Inc. Class A	519,527	44,497
	DeVry Education Group Inc.	1,246,436	44,186
	New York Times Co. Class A	2,991,900	43,083
*	WebMD Health Corp.	814,408	42,903
*,^ Stamps.com Inc.		357,934	42,361
*,^ JC Penney Co. Inc.		6,862,911	42,276
*,^ RH		903,954	41,817
	Chico's FAS Inc.	2,862,225	40,644
*	Boyd Gaming Corp.	1,836,093	40,412
	Time Inc.	2,079,023	40,229
*	Performance Food Group Co.	1,690,080	40,224
*	Caesars Acquisition Co. Class A	2,588,305	39,860
*	Hilton Grand Vacations Inc.	1,385,155	39,699
	SkyWest Inc.	1,150,237	39,396
*,^ Ollie's Bargain Outlet Holdings Inc.		1,134,228	37,997
	Monro Muffler Brake Inc.	721,820	37,607
	Penske Automotive Group Inc.	794,457	37,189
*,^ Groupon Inc. Class A		9,174,589	36,056

*	Shutterfly Inc.	745,485	35,999
	AMC Entertainment Holdings Inc. Class A	1,128,524	35,492
	Group 1 Automotive Inc.	477,530	35,375
*	MSG Networks Inc.	1,433,801	33,479
*,^ Lions Gate Entertainment Corp. Class A		1,228,591	32,631
*	Penn National Gaming Inc.	1,753,231	32,312
	Core-Mark Holding Co. Inc.	1,022,589	31,895
	Red Rock Resorts Inc. Class A	1,424,915	31,605
	Morningstar Inc.	401,778	31,580
*	EW Scripps Co. Class A	1,324,281	31,041
	Bob Evans Farms Inc.	461,169	29,916
	DSW Inc. Class A	1,434,074	29,657
	Planet Fitness Inc. Class A	1,520,151	29,293
*	Scientific Games Corp. Class A	1,226,488	29,006
	SeaWorld Entertainment Inc.	1,563,618	28,567
*	Herc Holdings Inc.	561,877	27,470
	HSN Inc.	731,021	27,121
*	Asbury Automotive Group Inc.	444,171	26,695
*	La Quinta Holdings Inc.	1,909,146	25,812
	Caleres Inc.	955,438	25,243
*	Houghton Mifflin Harcourt Co.	2,445,483	24,822
*	SiteOne Landscape Supply Inc.	507,852	24,585
*	Genesco Inc.	441,242	24,467
*	Etsy Inc.	2,295,300	24,399
*	SUPERVALU Inc.	6,250,671	24,128
*	Pinnacle Entertainment Inc.	1,235,227	24,112
*	Rush Enterprises Inc. Class A	716,270	23,694
	ClubCorp Holdings Inc.	1,454,983	23,352
*	Belmond Ltd. Class A	1,902,115	23,016
	Capella Education Co.	269,409	22,906
*	Liberty TripAdvisor Holdings Inc. Class A	1,605,224	22,634
	Gannett Co. Inc.	2,654,440	22,244
*,^ Hertz Global Holdings Inc.		1,266,364	22,212
	Sonic Corp.	872,770	22,133
	DineEquity Inc.	403,407	21,953
^	Dillard's Inc. Class A	412,109	21,529
	Scholastic Corp.	499,133	21,248
	International Speedway Corp. Class A	562,500	20,784
^	Wingstop Inc.	672,598	19,021
^	Abercrombie & Fitch Co.	1,592,992	19,004
	Strayer Education Inc.	234,611	18,884
*	BJ's Restaurants Inc.	462,820	18,698
*	Liberty Media Corp-Liberty Formula One Class A	568,548	18,591
*,^ TrueCar Inc.		1,199,717	18,560
*,^ Ascena Retail Group Inc.		4,330,191	18,447
^	World Wrestling Entertainment Inc. Class A	810,057	17,999
	National CineMedia Inc.	1,387,882	17,529
	Tailored Brands Inc.	1,144,672	17,101
	New Media Investment Group Inc.	1,189,389	16,901
*,^ Diplomat Pharmacy Inc.		1,015,088	16,191
*	Express Inc.	1,753,262	15,972
*	K12 Inc.	814,207	15,592
	Guess? Inc.	1,393,304	15,535
	Tile Shop Holdings Inc.	789,938	15,206
*	Hibbett Sports Inc.	514,366	15,174
*	Quotient Technology Inc.	1,564,152	14,938
*,^ Trade Desk Inc. Class A		384,125	14,309

*	Fiesta Restaurant Group Inc.	566,786	13,716
*,^ Shake Shack Inc. Class A		409,561	13,679
*	Francesca's Holdings Corp.	887,992	13,631
	Finish Line Inc. Class A	948,978	13,504
*	Caesars Entertainment Corp.	1,378,386	13,164
*,^ Lumber Liquidators Holdings Inc.		623,375	13,085
	Weis Markets Inc.	218,755	13,049
^	Buckle Inc.	684,449	12,731
	Pier 1 Imports Inc.	1,759,015	12,595
	Cato Corp. Class A	559,247	12,281
	Barnes & Noble Inc.	1,277,030	11,813
^	GNC Holdings Inc. Class A	1,603,067	11,799
	Sonic Automotive Inc. Class A	577,838	11,586
*	Vitamin Shoppe Inc.	558,520	11,254
^	Fred's Inc. Class A	835,926	10,951
*	Laureate Education Inc. Class A	738,902	10,544
*,^ Weight Watchers International Inc.		676,508	10,533
^	Rent-A-Center Inc.	1,180,614	10,472
*	Bankrate Inc.	1,056,234	10,193
*,^ Party City Holdco Inc.		700,876	9,847
*	Regis Corp.	813,891	9,539
*	Biglari Holdings Inc.	21,709	9,378
*	Potbelly Corp.	591,733	8,225
*	American Public Education Inc.	358,756	8,215
*	Zumiez Inc.	435,516	7,970
*	Bojangles' Inc.	386,584	7,925
*	Habit Restaurants Inc. Class A	447,195	7,915
*	FTD Cos. Inc.	383,719	7,728
*	Barnes & Noble Education Inc.	791,864	7,594
*	Clean Energy Fuels Corp.	2,871,778	7,323
*,^ Smart & Final Stores Inc.		591,736	7,160
*,^ Sears Holdings Corp.		620,519	7,130
*	RetailMeNot Inc.	862,448	6,986
*,^ Lands' End Inc.		302,546	6,490
*,^ El Pollo Loco Holdings Inc.		500,046	5,976
	Speedway Motorsports Inc.	286,832	5,404
*	Angie's List Inc.	916,650	5,225
	Clear Channel Outdoor Holdings Inc. Class A	841,747	5,093
*	Bridgepoint Education Inc.	433,554	4,626
*	Rush Enterprises Inc. Class B	146,991	4,583
*,^ Global Eagle Entertainment Inc.		1,194,702	3,811
*	Drive Shack Inc.	660,952	2,743
*	comScore Inc.	62,806	1,356
*	Conn's Inc.	688	6
			8,958,203
Financials (26.0%)
*	Signature Bank	1,211,807	179,820
	East West Bancorp Inc.	3,361,675	173,496
	Kilroy Realty Corp.	2,283,734	164,612
	Apartment Investment & Management Co.	3,664,337	162,513
	Colony NorthStar Inc. Class A	12,291,490	158,683
	MarketAxess Holdings Inc.	834,003	156,367
	American Financial Group Inc.	1,622,818	154,849
	WP Carey Inc.	2,482,438	154,457
	CBOE Holdings Inc.	1,898,619	153,921
	Omega Healthcare Investors Inc.	4,557,859	150,364
	National Retail Properties Inc.	3,438,961	150,007

PacWest Bancorp	2,804,709	149,379
American Campus Communities Inc.	3,085,398	146,834
Lamar Advertising Co. Class A	1,931,845	144,386
Gaming and Leisure Properties Inc.	4,283,606	143,158
Equity LifeStyle Properties Inc.	1,823,948	140,553
Bank of the Ozarks Inc.	2,683,691	139,579
RenaissanceRe Holdings Ltd.	956,314	138,331
Starwood Property Trust Inc.	6,055,881	136,742
Liberty Property Trust	3,433,272	132,353
Douglas Emmett Inc.	3,396,983	130,444
Hudson Pacific Properties Inc.	3,615,047	125,225
Sun Communities Inc.	1,545,244	124,129
Forest City Realty Trust Inc. Class A	5,641,827	122,879
New Residential Investment Corp.	7,178,204	121,886
Hospitality Properties Trust	3,836,777	120,974
Commerce Bancshares Inc.	2,132,558	119,764
Old Republic International Corp.	5,826,717	119,331
Cullen/Frost Bankers Inc.	1,338,037	119,045
American Homes 4 Rent Class A	5,094,414	116,968
Highwoods Properties Inc.	2,374,643	116,666
Spirit Realty Capital Inc.	11,294,354	114,412
Eaton Vance Corp.	2,519,485	113,276
* SVB Financial Group	607,398	113,031
Assured Guaranty Ltd.	3,045,112	113,004
Senior Housing Properties Trust	5,548,243	112,352
Synovus Financial Corp.	2,708,664	111,109
EPR Properties	1,486,222	109,431
Brown & Brown Inc.	2,619,894	109,302
CubeSmart	4,208,240	109,246
* Western Alliance Bancorp	2,205,069	108,247
Prosperity Bancshares Inc.	1,539,227	107,300
Webster Financial Corp.	2,138,920	107,032
FNB Corp.	7,154,479	106,387
PrivateBancorp Inc.	1,765,201	104,800
Healthcare Trust of America Inc. Class A	3,311,384	104,176
DCT Industrial Trust Inc.	2,146,464	103,288
Allied World Assurance Co. Holdings AG	1,933,394	102,663
First American Financial Corp.	2,568,455	100,889
First Horizon National Corp.	5,438,584	100,614
Realogy Holdings Corp.	3,331,373	99,242
Validus Holdings Ltd.	1,755,853	99,013
* Howard Hughes Corp.	843,307	98,878
Popular Inc.	2,419,995	98,566
Investors Bancorp Inc.	6,851,592	98,526
Medical Properties Trust Inc.	7,486,043	96,495
* Texas Capital Bancshares Inc.	1,154,733	96,362
CyrusOne Inc.	1,853,340	95,391
Weingarten Realty Investors	2,841,634	94,882
STORE Capital Corp.	3,969,183	94,784
Apple Hospitality REIT Inc.	4,956,173	94,663
IBERIABANK Corp.	1,187,001	93,892
DDR Corp.	7,277,172	91,183
Umpqua Holdings Corp.	5,134,902	91,093
BankUnited Inc.	2,428,435	90,605
* Equity Commonwealth	2,897,729	90,467
Radian Group Inc.	5,008,574	89,954
DuPont Fabros Technology Inc.	1,810,272	89,771

	Hanover Insurance Group Inc.	992,769	89,409
	Uniti Group Inc.	3,457,041	89,365
	Hancock Holding Co.	1,961,328	89,338
	Life Storage Inc.	1,083,845	89,005
	Taubman Centers Inc.	1,342,947	88,661
	Healthcare Realty Trust Inc.	2,719,891	88,396
	Primerica Inc.	1,069,890	87,945
	GEO Group Inc.	1,893,888	87,820
	Gramercy Property Trust	3,285,905	86,419
	Associated Banc-Corp	3,539,886	86,373
	CoreCivic Inc.	2,748,634	86,362
	Outfront Media Inc.	3,234,559	85,878
*	Liberty Ventures Class A	1,895,553	84,314
	Chemical Financial Corp.	1,645,074	84,146
	Chimera Investment Corp.	4,166,416	84,078
	Wintrust Financial Corp.	1,207,237	83,444
	CNO Financial Group Inc.	4,060,112	83,232
	Bank of Hawaii Corp.	995,543	81,993
*,^ Zillow Group Inc.		2,423,451	81,598
	Rayonier Inc.	2,870,736	81,357
	Cousins Properties Inc.	9,774,387	80,834
*	MGIC Investment Corp.	7,966,399	80,700
	Home BancShares Inc.	2,947,809	79,797
	Retail Properties of America Inc.	5,533,451	79,792
	MB Financial Inc.	1,851,406	79,277
	Sunstone Hotel Investors Inc.	5,141,844	78,824
	UMB Financial Corp.	1,045,394	78,729
	Two Harbors Investment Corp.	8,122,240	77,892
	Park Hotels & Resorts Inc.	3,002,513	77,075
	LaSalle Hotel Properties	2,642,122	76,489
	Corporate Office Properties Trust	2,305,467	76,311
*	Stifel Financial Corp.	1,512,736	75,924
	United Bankshares Inc.	1,795,380	75,855
	Colony Starwood Homes	2,215,971	75,232
	White Mountains Insurance Group Ltd.	85,335	75,085
	ProAssurance Corp.	1,244,514	74,982
	LPL Financial Holdings Inc.	1,879,160	74,847
	Empire State Realty Trust Inc.	3,615,768	74,629
	Legg Mason Inc.	2,049,329	74,001
	Tanger Factory Outlet Centers Inc.	2,244,776	73,561
	Erie Indemnity Co. Class A	593,345	72,803
	Aspen Insurance Holdings Ltd.	1,398,178	72,775
	First Industrial Realty Trust Inc.	2,732,145	72,757
	Piedmont Office Realty Trust Inc. Class A	3,395,734	72,601
	Pinnacle Financial Partners Inc.	1,091,936	72,559
	Fulton Financial Corp.	4,040,375	72,121
	CoreSite Realty Corp.	792,089	71,328
	Physicians Realty Trust	3,568,222	70,901
	Sterling Bancorp	2,982,045	70,674
*	SLM Corp.	5,828,338	70,523
	MFA Financial Inc.	8,712,719	70,399
	Paramount Group Inc.	4,312,479	69,905
	Education Realty Trust Inc.	1,707,850	69,766
	Washington Federal Inc.	2,082,537	68,932
	Valley National Bancorp	5,840,312	68,916
	Brandywine Realty Trust	4,093,276	66,434
	Cathay General Bancorp	1,747,703	65,853

	Blackstone Mortgage Trust Inc. Class A	2,105,452	65,185
	RLJ Lodging Trust	2,767,154	65,056
	National Health Investors Inc.	884,832	64,265
	Selective Insurance Group Inc.	1,360,589	64,152
	Columbia Property Trust Inc.	2,862,264	63,685
	Ryman Hospitality Properties Inc.	1,013,591	62,670
	Assurant Inc.	650,430	62,227
	Urban Edge Properties	2,331,862	61,328
	TCF Financial Corp.	3,582,028	60,966
	Glacier Bancorp Inc.	1,784,448	60,546
	BancorpSouth Inc.	1,965,449	59,455
*	Essent Group Ltd.	1,634,356	59,115
^	First Financial Bankshares Inc.	1,464,823	58,739
	RLI Corp.	975,299	58,537
	Great Western Bancorp Inc.	1,373,737	58,260
	BGC Partners Inc. Class A	5,121,736	58,183
	South State Corp.	647,560	57,859
	Hope Bancorp Inc.	3,003,813	57,583
^	Financial Engines Inc.	1,308,049	56,966
	Community Bank System Inc.	1,034,950	56,902
	Acadia Realty Trust	1,890,759	56,836
	Evercore Partners Inc. Class A	727,820	56,697
	Federated Investors Inc. Class B	2,150,907	56,655
	American National Insurance Co.	470,701	55,557
	Old National Bancorp	3,152,639	54,698
	Washington REIT	1,747,046	54,648
	EastGroup Properties Inc.	740,101	54,420
*	HRG Group Inc.	2,802,788	54,150
	Retail Opportunity Investments Corp.	2,553,839	53,707
	CVB Financial Corp.	2,395,502	52,917
	FirstCash Inc.	1,074,639	52,819
	Columbia Banking System Inc.	1,353,425	52,770
	Care Capital Properties Inc.	1,961,043	52,693
*	Blackhawk Network Holdings Inc.	1,292,444	52,473
	Interactive Brokers Group Inc.	1,510,400	52,441
	Navient Corp.	3,539,725	52,246
	DiamondRock Hospitality Co.	4,678,743	52,168
	PS Business Parks Inc.	444,114	50,967
	First Midwest Bancorp Inc.	2,150,569	50,925
	Mack-Cali Realty Corp.	1,887,899	50,860
*,^ Credit Acceptance Corp.		254,420	50,734
	EverBank Financial Corp.	2,538,091	49,442
^	Pebblebrook Hotel Trust	1,686,947	49,276
	Alexander & Baldwin Inc.	1,089,407	48,500
	Kennedy-Wilson Holdings Inc.	2,165,925	48,084
*	Genworth Financial Inc. Class A	11,659,261	48,036
	STAG Industrial Inc.	1,916,467	47,950
	Trustmark Corp.	1,499,463	47,668
	First Citizens BancShares Inc. Class A	141,616	47,494
	Hilltop Holdings Inc.	1,723,395	47,342
*	HealthEquity Inc.	1,107,507	47,014
	International Bancshares Corp.	1,307,505	46,286
	American Equity Investment Life Holding Co.	1,950,910	46,100
*	LendingClub Corp.	8,302,218	45,579
	Janus Capital Group Inc.	3,445,539	45,481
	QTS Realty Trust Inc. Class A	927,398	45,211
	Argo Group International Holdings Ltd.	663,876	45,011

	LTC Properties Inc.	923,354	44,229
	Astoria Financial Corp.	2,126,562	43,616
	United Community Banks Inc.	1,569,828	43,469
	Potlatch Corp.	945,516	43,210
	Xenia Hotels & Resorts Inc.	2,498,639	42,652
	Capitol Federal Financial Inc.	2,895,668	42,364
	Towne Bank	1,302,822	42,211
*	Eagle Bancorp Inc.	705,805	42,137
	BOK Financial Corp.	537,958	42,106
	Kite Realty Group Trust	1,948,235	41,887
	Lexington Realty Trust	4,146,471	41,382
	Banner Corp.	740,452	41,199
*	Quality Care Properties Inc.	2,182,439	41,161
*	Zillow Group Inc. Class A	1,206,588	40,795
	Sabra Health Care REIT Inc.	1,446,248	40,394
*	FCB Financial Holdings Inc. Class A	812,111	40,240
	Invesco Mortgage Capital Inc.	2,602,166	40,125
	Mercury General Corp.	644,700	39,320
	Independent Bank Corp.	598,277	38,888
	Monogram Residential Trust Inc.	3,890,281	38,786
	Renasant Corp.	974,131	38,663
	Horace Mann Educators Corp.	938,462	38,524
	American Assets Trust Inc.	920,396	38,509
	BNC Bancorp	1,094,485	38,362
	CBL & Associates Properties Inc.	3,991,249	38,077
	ServisFirst Bancshares Inc.	1,042,779	37,936
	LegacyTexas Financial Group Inc.	949,209	37,873
	Washington Prime Group Inc.	4,354,366	37,839
	Northwest Bancshares Inc.	2,244,132	37,791
	First Financial Bancorp	1,372,468	37,674
	Select Income REIT	1,459,786	37,648
	New York REIT Inc.	3,867,551	37,477
	NBT Bancorp Inc.	1,006,427	37,308
	Global Net Lease Inc.	1,545,049	37,205
	WesBanco Inc.	971,690	37,031
*	Enstar Group Ltd.	189,311	36,215
	Simmons First National Corp. Class A	656,320	36,196
	Provident Financial Services Inc.	1,393,101	36,012
*	PRA Group Inc.	1,080,772	35,828
	Kemper Corp.	897,138	35,796
*	Green Dot Corp. Class A	1,053,437	35,143
*,^ BofI Holding Inc.		1,331,961	34,804
^	Government Properties Income Trust	1,659,745	34,738
	First Hawaiian Inc.	1,138,771	34,072
*	KCG Holdings Inc. Class A	1,809,773	32,268
	Chesapeake Lodging Trust	1,331,448	31,901
	Park National Corp.	302,979	31,873
^	Westamerica Bancorporation	568,884	31,761
*,^ OneMain Holdings Inc. Class A		1,264,511	31,423
	Waddell & Reed Financial Inc. Class A	1,847,923	31,415
	Navigators Group Inc.	578,395	31,407
	Boston Private Financial Holdings Inc.	1,842,467	30,216
	Artisan Partners Asset Management Inc. Class A	1,086,393	29,984
	Redwood Trust Inc.	1,788,582	29,708
	AmTrust Financial Services Inc.	1,602,809	29,588
	Franklin Street Properties Corp.	2,377,196	28,859
	Capital Bank Financial Corp.	652,040	28,299

	CYS Investments Inc.	3,535,095	28,104
	Kearny Financial Corp.	1,853,382	27,893
	First Commonwealth Financial Corp.	2,076,225	27,531
	Employers Holdings Inc.	711,930	27,018
	Tompkins Financial Corp.	333,832	26,890
	Berkshire Hills Bancorp Inc.	745,369	26,871
	S&T Bancorp Inc.	770,813	26,670
	National General Holdings Corp.	1,121,561	26,648
	PennyMac Mortgage Investment Trust	1,479,517	26,261
	CareTrust REIT Inc.	1,545,952	26,003
	NRG Yield Inc.	1,466,131	25,951
	Ramco-Gershenson Properties Trust	1,850,558	25,945
*	Walker & Dunlop Inc.	620,949	25,887
*	MBIA Inc.	3,031,042	25,673
	Beneficial Bancorp Inc.	1,595,083	25,521
^	WisdomTree Investments Inc.	2,726,851	24,760
	Brookline Bancorp Inc.	1,559,237	24,402
	Capstead Mortgage Corp.	2,242,422	23,635
	Safety Insurance Group Inc.	336,270	23,573
	Pennsylvania REIT	1,549,822	23,464
	Infinity Property & Casualty Corp.	245,357	23,432
	HFF Inc. Class A	841,246	23,277
	FelCor Lodging Trust Inc.	3,058,517	22,969
	Moelis & Co. Class A	589,361	22,690
	Maiden Holdings Ltd.	1,615,710	22,620
	TFS Financial Corp.	1,320,077	21,940
*,^ Black Knight Financial Services Inc. Class A		565,103	21,643
	Piper Jaffray Cos.	335,919	21,448
*	First BanCorp	3,785,072	21,386
	State Bank Financial Corp.	818,483	21,379
	City Holding Co.	331,036	21,345
^	Seritage Growth Properties Class A	487,475	21,035
	Central Pacific Financial Corp.	687,374	20,992
	Alexander's Inc.	47,780	20,634
	Ladder Capital Corp. Class A	1,426,211	20,594
	United Fire Group Inc.	476,542	20,382
	New Senior Investment Group Inc.	1,923,107	19,616
*	FNFV Group	1,480,087	19,611
^	ARMOUR Residential REIT Inc.	858,913	19,506
	Parkway Inc.	976,758	19,428
	Cohen & Steers Inc.	483,119	19,310
*	St. Joe Co.	1,130,368	19,273
	Nelnet Inc. Class A	430,975	18,903
	First Interstate BancSystem Inc. Class A	476,222	18,882
	Ameris Bancorp	406,503	18,740
*	iStar Inc.	1,584,550	18,698
	National Bank Holdings Corp. Class A	572,408	18,603
	Universal Health Realty Income Trust	287,994	18,576
	MTGE Investment Corp.	1,075,747	18,019
	Hersha Hospitality Trust Class A	930,610	17,486
	Northfield Bancorp Inc.	961,814	17,332
	Saul Centers Inc.	276,982	17,068
	Investors Real Estate Trust	2,858,533	16,951
*	Santander Consumer USA Holdings Inc.	1,266,989	16,876
*,^ Encore Capital Group Inc.		541,189	16,669
*	Third Point Reinsurance Ltd.	1,370,000	16,577
	BancFirst Corp.	183,780	16,522

	Altisource Residential Corp.	1,072,702	16,359
	Greenhill & Co. Inc.	550,788	16,138
	Virtus Investment Partners Inc.	151,425	16,036
	Silver Bay Realty Trust Corp.	746,047	16,018
	Houlihan Lokey Inc. Class A	463,709	15,975
	National Western Life Group Inc. Class A	52,165	15,867
	Oritani Financial Corp.	914,087	15,539
*	Greenlight Capital Re Ltd. Class A	692,549	15,305
	FBL Financial Group Inc. Class A	233,222	15,264
	Getty Realty Corp.	595,275	15,043
	InfraREIT Inc.	819,882	14,758
	Investment Technology Group Inc.	724,556	14,672
	Dime Community Bancshares Inc.	708,770	14,388
	NRG Yield Inc. Class A	809,922	14,085
	First Potomac Realty Trust	1,294,193	13,304
*	Flagstar Bancorp Inc.	463,903	13,077
	Urstadt Biddle Properties Inc. Class A	633,112	13,017
	Anworth Mortgage Asset Corp.	2,243,490	12,451
	Ashford Hospitality Trust Inc.	1,929,541	12,291
	OFG Bancorp	1,034,773	12,210
*,^ Ocwen Financial Corp.		2,199,039	12,029
	AG Mortgage Investment Trust Inc.	649,721	11,727
*,^ Nationstar Mortgage Holdings Inc.		684,086	10,781
*	Forestar Group Inc.	750,514	10,245
	Virtu Financial Inc. Class A	593,778	10,094
	State Auto Financial Corp.	343,335	9,425
*	Ambac Financial Group Inc.	492,829	9,295
*	MoneyGram International Inc.	551,281	9,267
*,^ Altisource Portfolio Solutions SA		239,788	8,824
*	Marcus & Millichap Inc.	353,565	8,691
*	PennyMac Financial Services Inc. Class A	471,303	8,036
	RMR Group Inc. Class A	159,626	7,901
^	Fidelity & Guaranty Life	279,708	7,776
	OneBeacon Insurance Group Ltd. Class A	476,269	7,620
*	Tejon Ranch Co.	339,810	7,438
	Ashford Hospitality Prime Inc.	671,092	7,120
	NewStar Financial Inc.	517,632	5,477
*,^ World Acceptance Corp.		105,295	5,452
	Associated Capital Group Inc. Class A	142,479	5,151
*,^ On Deck Capital Inc.		925,562	4,665
*	EZCORP Inc. Class A	561,741	4,578
	GAMCO Investors Inc. Class A	108,751	3,218
	Urstadt Biddle Properties Inc.	60,433	1,038
	Arthur J Gallagher & Co.	7,998	452
	Regency Centers Corp.	6,536	434
*	Alleghany Corp.	688	423
	Resource Capital Corp.	1,290	13
			19,501,464
Health Care (9.6%)
	Teleflex Inc.	1,048,884	203,200
*	Align Technology Inc.	1,675,189	192,161
*	DexCom Inc.	1,974,242	167,278
*	MEDNAX Inc.	2,190,722	151,992
*	WellCare Health Plans Inc.	1,034,776	145,086
*	Exelixis Inc.	6,690,649	144,986
*	United Therapeutics Corp.	1,050,151	142,169
	West Pharmaceutical Services Inc.	1,709,398	139,504

*	Bioverativ Inc.	2,540,887	138,377
	STERIS plc	1,983,793	137,794
*	ABIOMED Inc.	966,084	120,954
*,^ Ionis Pharmaceuticals Inc.		2,826,239	113,615
	Hill-Rom Holdings Inc.	1,526,522	107,772
*	Charles River Laboratories International Inc.	1,106,533	99,533
*	Masimo Corp.	1,059,908	98,847
*	Bio-Rad Laboratories Inc. Class A	484,762	96,632
	Bio-Techne Corp.	871,685	88,607
*	NuVasive Inc.	1,181,944	88,268
*	Neurocrine Biosciences Inc.	2,034,833	88,108
	Patterson Cos. Inc.	1,944,038	87,929
*	Alnylam Pharmaceuticals Inc.	1,707,773	87,523
*,^ Bluebird Bio Inc.		954,076	86,726
	HealthSouth Corp.	1,976,372	84,609
*	Envision Healthcare Corp.	1,370,921	84,065
*	Nektar Therapeutics Class A	3,570,008	83,788
*	Alere Inc.	2,032,722	80,760
*,^ Kite Pharma Inc.		1,026,951	80,605
*	Catalent Inc.	2,769,360	78,428
*,^ ACADIA Pharmaceuticals Inc.		2,263,521	77,820
*,^ Medicines Co.		1,571,270	76,835
*,^ Acadia Healthcare Co. Inc.		1,737,150	75,740
*	Wright Medical Group NV	2,421,252	75,349
*	PAREXEL International Corp.	1,190,585	75,138
	Healthcare Services Group Inc.	1,611,600	69,444
*	Prestige Brands Holdings Inc.	1,237,093	68,733
*	Seattle Genetics Inc.	1,082,336	68,036
*,^ TESARO Inc.		436,652	67,188
*,^ OPKO Health Inc.		7,819,916	62,559
	Cantel Medical Corp.	780,246	62,498
*	LifePoint Health Inc.	931,936	61,042
*,^ Exact Sciences Corp.		2,583,342	61,019
*	PRA Health Sciences Inc.	935,307	61,010
*	Clovis Oncology Inc.	939,034	59,788
*	Ultragenyx Pharmaceutical Inc.	878,021	59,512
*	Integra LifeSciences Holdings Corp.	1,399,752	58,972
*	Brookdale Senior Living Inc.	4,331,420	58,171
*	Insulet Corp.	1,339,738	57,729
	Bruker Corp.	2,437,798	56,874
*	VWR Corp.	1,999,359	56,382
*	Horizon Pharma plc	3,763,126	55,619
*	Sage Therapeutics Inc.	781,350	55,531
*	Neogen Corp.	843,531	55,293
*,^ Nevro Corp.		580,175	54,362
*	INC Research Holdings Inc. Class A	1,185,442	54,353
*,^ Ironwood Pharmaceuticals Inc. Class A		3,110,161	53,059
*,^ Penumbra Inc.		627,798	52,390
*	Endo International plc	4,685,113	52,286
*	Portola Pharmaceuticals Inc.	1,320,722	51,759
*	Haemonetics Corp.	1,216,216	49,342
	Owens & Minor Inc.	1,425,708	49,330
*	Akorn Inc.	2,047,664	49,308
*	Globus Medical Inc.	1,598,543	47,349
*	Zeltiq Aesthetics Inc.	844,037	46,937
*,^ Ligand Pharmaceuticals Inc.		438,676	46,429
*,^ Agios Pharmaceuticals Inc.		788,304	46,037

*	Molina Healthcare Inc.	993,722	45,314
*,^ Intercept Pharmaceuticals Inc.		376,024	42,528
*	Halyard Health Inc.	1,088,414	41,458
*,^ Juno Therapeutics Inc.		1,851,611	41,087
*	ICU Medical Inc.	266,612	40,712
*	NxStage Medical Inc.	1,510,066	40,515
*	HMS Holdings Corp.	1,974,129	40,134
*	Pacira Pharmaceuticals Inc.	834,337	38,046
*	Magellan Health Inc.	542,031	37,427
*,^ Sarepta Therapeutics Inc.		1,209,335	35,796
*,^ Radius Health Inc.		904,764	34,969
*,^ Theravance Biopharma Inc.		908,723	33,459
*,^ Halozyme Therapeutics Inc.		2,570,815	33,318
*,^ Tenet Healthcare Corp.		1,858,711	32,918
*	Air Methods Corp.	763,729	32,840
*	Select Medical Holdings Corp.	2,449,432	32,700
*	Merit Medical Systems Inc.	1,090,654	31,520
*,^ Myriad Genetics Inc.		1,588,037	30,490
*,^ Amedisys Inc.		587,368	30,009
*,^ Varex Imaging Corp.		876,015	29,434
*	FibroGen Inc.	1,178,874	29,059
*,^ Spark Therapeutics Inc.		538,579	28,728
*,^ Global Blood Therapeutics Inc.		742,794	27,372
*	Puma Biotechnology Inc.	730,139	27,161
*	Avexis Inc.	355,133	27,001
*	Glaukos Corp.	508,945	26,109
	CONMED Corp.	584,744	25,969
*,^ Intrexon Corp.		1,246,342	24,703
*,^ Innoviva Inc.		1,778,349	24,595
	Abaxis Inc.	500,132	24,256
*	Emergent BioSolutions Inc.	808,170	23,469
*	Acorda Therapeutics Inc.	1,077,093	22,619
*	Community Health Systems Inc.	2,526,258	22,408
*	Tivity Health Inc.	768,527	22,364
	Analogic Corp.	291,903	22,155
*	Impax Laboratories Inc.	1,734,964	21,947
	Ensign Group Inc.	1,125,897	21,167
*	Momenta Pharmaceuticals Inc.	1,582,732	21,129
*,^ Alder Biopharmaceuticals Inc.		1,003,550	20,874
*,^ Synergy Pharmaceuticals Inc.		4,442,760	20,703
*,^ Teladoc Inc.		821,916	20,548
*	LHC Group Inc.	362,828	19,556
*	AMAG Pharmaceuticals Inc.	802,687	18,101
*	Array BioPharma Inc.	1,967,780	17,592
	Luminex Corp.	919,652	16,894
*,^ Lannett Co. Inc.		740,960	16,560
*,^ Epizyme Inc.		951,207	16,313
	Kindred Healthcare Inc.	1,895,098	15,824
	National HealthCare Corp.	213,868	15,249
*	Orthofix International NV	397,351	15,159
*	Natus Medical Inc.	368,431	14,461
*	HealthStream Inc.	594,554	14,406
*,^ Lexicon Pharmaceuticals Inc.		981,267	14,071
*,^ Aimmune Therapeutics Inc.		645,063	14,017
*	Quidel Corp.	617,093	13,971
*,^ Editas Medicine Inc.		614,574	13,717
	Meridian Bioscience Inc.	990,293	13,666

*	Genomic Health Inc.	430,916	13,570
*,^ TherapeuticsMD Inc.		1,855,196	13,357
*,^ Endologix Inc.		1,839,430	13,318
*	Insmed Inc.	724,456	12,685
*,^ Intra-Cellular Therapies Inc. Class A		765,319	12,436
*,^ Amicus Therapeutics Inc.		1,662,222	11,852
*	Universal American Corp.	1,171,531	11,680
*,^ Keryx Biopharmaceuticals Inc.		1,864,773	11,487
*	Achillion Pharmaceuticals Inc.	2,717,051	11,439
*	Five Prime Therapeutics Inc.	316,133	11,428
*	Spectrum Pharmaceuticals Inc.	1,704,584	11,080
*	Acceleron Pharma Inc.	374,142	9,904
*	CorVel Corp.	227,317	9,888
*,^ Celldex Therapeutics Inc.		2,694,490	9,727
*	Depomed Inc.	724,303	9,090
*,^ Novocure Ltd.		1,110,973	8,999
*	Surgery Partners Inc.	457,126	8,914
*,^ Merrimack Pharmaceuticals Inc.		2,880,556	8,872
	PDL BioPharma Inc.	3,898,708	8,850
*,^ ZIOPHARM Oncology Inc.		1,389,540	8,810
*	Accuray Inc.	1,832,088	8,702
	Invacare Corp.	707,648	8,421
*	Arena Pharmaceuticals Inc.	5,711,026	8,338
*,^ Novavax Inc.		6,370,945	8,155
*,^ Insys Therapeutics Inc.		674,631	7,090
*,^ Aduro Biotech Inc.		623,893	6,707
*,^ Medpace Holdings Inc.		191,223	5,708
*	Natera Inc.	614,021	5,446
*,^ Seres Therapeutics Inc.		473,209	5,333
*,^ American Renal Associates Holdings Inc.		254,453	4,295
*,^ Intellia Therapeutics Inc.		299,306	4,217
*	PTC Therapeutics Inc.	379,591	3,735
*,^ ConforMIS Inc.		404,378	2,111
*	Cempra Inc.	549,074	2,059
*,^ NantKwest Inc.		579,953	2,059
	UnitedHealth Group Inc.	12,482	2,047
*	Ophthotech Corp.	415,509	1,521
*,^ MannKind Corp.		58,817	87
*	Adeptus Health Inc. Class A	602	1
			7,190,524
Industrials (19.9%)
	Packaging Corp. of America	2,200,853	201,642
*	HD Supply Holdings Inc.	4,685,589	192,695
	Broadridge Financial Solutions Inc.	2,762,517	187,713
	Valspar Corp.	1,670,240	185,296
	AO Smith Corp.	3,435,000	175,735
	Jack Henry & Associates Inc.	1,813,201	168,809
	Allegion plc	2,229,945	168,807
	IDEX Corp.	1,780,944	166,536
	Spirit AeroSystems Holdings Inc. Class A	2,840,782	164,538
	Carlisle Cos. Inc.	1,508,042	160,471
	Cognex Corp.	1,909,466	160,300
	Lennox International Inc.	953,707	159,555
*	CoStar Group Inc.	761,258	157,748
*	Keysight Technologies Inc.	4,273,638	154,449
	Toro Co.	2,400,962	149,964
	PerkinElmer Inc.	2,558,578	148,551

* Berry Plastics Group Inc.	3,008,395	146,118
Donaldson Co. Inc.	3,084,394	140,402
Nordson Corp.	1,140,406	140,087
Orbital ATK Inc.	1,367,729	134,037
Old Dominion Freight Line Inc.	1,540,458	131,817
* AECOM	3,627,677	129,109
* Quanta Services Inc.	3,379,202	125,402
MDU Resources Group Inc.	4,561,624	124,852
* XPO Logistics Inc.	2,589,462	124,009
Sonoco Products Co.	2,332,125	123,416
Graco Inc.	1,308,060	123,141
Lincoln Electric Holdings Inc.	1,388,038	120,565
Oshkosh Corp.	1,742,712	119,533
* Coherent Inc.	573,487	117,932
Booz Allen Hamilton Holding Corp. Class A	3,327,285	117,753
Hexcel Corp.	2,137,327	116,591
AptarGroup Inc.	1,464,315	112,738
Jabil Circuit Inc.	3,830,671	110,783
MSC Industrial Direct Co. Inc. Class A	1,047,536	107,645
Huntington Ingalls Industries Inc.	537,549	107,639
* Zebra Technologies Corp.	1,171,317	106,883
Bemis Co. Inc.	2,159,340	105,505
Eagle Materials Inc.	1,074,195	104,347
Watsco Inc.	709,228	101,547
BWX Technologies Inc.	2,086,033	99,295
* Euronet Worldwide Inc.	1,158,459	99,071
* TransUnion	2,543,076	97,527
* IPG Photonics Corp.	806,282	97,318
* Genesee & Wyoming Inc. Class A	1,431,823	97,163
AGCO Corp.	1,593,570	95,901
Trinity Industries Inc.	3,554,587	94,374
Ryder System Inc.	1,248,834	94,212
MAXIMUS Inc.	1,513,855	94,162
Graphic Packaging Holding Co.	7,289,314	93,813
* WEX Inc.	898,387	92,983
* Teledyne Technologies Inc.	734,565	92,893
National Instruments Corp.	2,722,960	88,660
Air Lease Corp. Class A	2,282,305	88,439
Woodward Inc.	1,291,712	87,733
EMCOR Group Inc.	1,393,687	87,733
Crane Co.	1,164,701	87,155
Curtiss-Wright Corp.	936,274	85,444
Universal Display Corp.	987,840	85,053
ITT Inc.	2,065,138	84,712
* Kirby Corp.	1,197,497	84,483
Littelfuse Inc.	526,454	84,185
* Louisiana-Pacific Corp.	3,371,435	83,679
Landstar System Inc.	975,991	83,594
* CoreLogic Inc.	2,017,732	82,162
Deluxe Corp.	1,135,297	81,934
Genpact Ltd.	3,251,092	80,497
EnerSys	1,014,775	80,106
* WESCO International Inc.	1,138,330	79,171
Regal Beloit Corp.	1,045,946	79,126
Valmont Industries Inc.	499,722	77,707
* Owens-Illinois Inc.	3,793,342	77,308
* Conduent Inc.	4,496,347	75,449

	Timken Co.	1,631,407	73,740
	Kennametal Inc.	1,873,997	73,517
*	Colfax Corp.	1,866,123	73,264
	Chicago Bridge & Iron Co. NV	2,338,848	71,920
*	Sanmina Corp.	1,736,203	70,490
	Terex Corp.	2,227,376	69,940
	Belden Inc.	985,854	68,211
*	Clean Harbors Inc.	1,204,885	67,016
	Joy Global Inc.	2,308,220	65,207
*,^ USG Corp.		2,050,006	65,190
	John Bean Technologies Corp.	732,218	64,399
*	WageWorks Inc.	864,513	62,504
*	MasTec Inc.	1,541,383	61,732
	Barnes Group Inc.	1,195,349	61,369
*	Summit Materials Inc. Class A	2,473,619	61,123
*	Esterline Technologies Corp.	694,077	59,725
	World Fuel Services Corp.	1,631,440	59,140
	CEB Inc.	751,895	59,099
	FLIR Systems Inc.	1,587,918	57,610
*	On Assignment Inc.	1,175,902	57,067
^	GATX Corp.	919,312	56,041
	Brink's Co.	1,047,619	55,995
	MSA Safety Inc.	791,166	55,928
*	Rexnord Corp.	2,413,584	55,706
*	Generac Holdings Inc.	1,492,703	55,648
*	Masonite International Corp.	701,286	55,577
	HEICO Corp.	635,155	55,385
*	KLX Inc.	1,225,482	54,779
	Tetra Tech Inc.	1,340,552	54,762
*	Itron Inc.	894,797	54,314
	ABM Industries Inc.	1,234,770	53,836
	Applied Industrial Technologies Inc.	866,200	53,574
	Silgan Holdings Inc.	901,202	53,495
*	Anixter International Inc.	658,370	52,209
*	RBC Bearings Inc.	531,582	51,611
	HEICO Corp. Class A	685,645	51,423
	Vishay Intertechnology Inc.	3,125,097	51,408
	UniFirst Corp.	361,052	51,071
*	Moog Inc. Class A	754,010	50,783
	KBR Inc.	3,337,267	50,159
*	Cardtronics plc Class A	1,065,894	49,831
*	DigitalGlobe Inc.	1,455,520	47,668
*	Trex Co. Inc.	685,775	47,586
*	II-VI Inc.	1,315,106	47,410
	Knight Transportation Inc.	1,495,483	46,883
*,^ Cimpress NV		543,917	46,880
	Granite Construction Inc.	924,092	46,380
*	MACOM Technology Solutions Holdings Inc.	960,094	46,373
	Mueller Industries Inc.	1,338,034	45,801
*	Plexus Corp.	785,647	45,410
*	AMN Healthcare Services Inc.	1,114,739	45,258
	Mueller Water Products Inc. Class A	3,787,686	44,770
*	Armstrong World Industries Inc.	965,201	44,447
	Universal Forest Products Inc.	450,455	44,388
*	Advisory Board Co.	937,772	43,888
	Covanta Holding Corp.	2,737,018	42,971
*	NeuStar Inc. Class A	1,282,932	42,529

	Convergys Corp.	1,982,414	41,928
*	TopBuild Corp.	887,081	41,693
*	Headwaters Inc.	1,746,284	41,003
	Brady Corp. Class A	1,054,811	40,768
	Simpson Manufacturing Co. Inc.	944,483	40,698
*	FTI Consulting Inc.	988,201	40,684
	Watts Water Technologies Inc. Class A	649,457	40,494
*,^ Ambarella Inc.		733,579	40,134
	Apogee Enterprises Inc.	668,065	39,823
	Franklin Electric Co. Inc.	917,805	39,511
*,^ Knowles Corp.		2,069,386	39,215
*	Swift Transportation Co.	1,849,716	37,993
	Korn/Ferry International	1,205,147	37,950
	Methode Electronics Inc.	813,944	37,116
	Insperity Inc.	416,256	36,901
*	Benchmark Electronics Inc.	1,139,791	36,245
	AZZ Inc.	606,651	36,096
*	Meritor Inc.	2,056,540	35,229
	EnPro Industries Inc.	494,839	35,213
*	ExlService Holdings Inc.	742,365	35,158
	Otter Tail Corp.	919,020	34,831
	Actuant Corp. Class A	1,311,090	34,547
*	Hub Group Inc. Class A	740,658	34,367
*	Rogers Corp.	399,616	34,315
	Exponent Inc.	567,624	33,802
	Forward Air Corp.	704,955	33,535
	ESCO Technologies Inc.	570,833	33,165
*	SPX FLOW Inc.	940,324	32,639
	AAON Inc.	920,639	32,545
	Greif Inc. Class A	583,901	32,167
*	TTM Technologies Inc.	1,990,207	32,102
	Comfort Systems USA Inc.	867,900	31,809
	Matson Inc.	999,314	31,738
	Mobile Mini Inc.	1,032,780	31,500
	Albany International Corp.	674,138	31,044
*	OSI Systems Inc.	425,139	31,031
	Aircastle Ltd.	1,282,840	30,955
*	Atlas Air Worldwide Holdings Inc.	557,685	30,924
	Kaman Corp.	632,410	30,438
	Cubic Corp.	569,057	30,046
	Wabash National Corp.	1,447,319	29,945
	Tennant Co.	411,432	29,891
	Standex International Corp.	298,012	29,846
*	Tutor Perini Corp.	919,096	29,227
*	Integer Holdings Corp.	719,799	28,936
*	Proto Labs Inc.	557,459	28,486
*	Imperva Inc.	693,672	28,475
	Triumph Group Inc.	1,099,465	28,311
*	Veeco Instruments Inc.	947,468	28,282
*	Navistar International Corp.	1,143,909	28,163
	Astec Industries Inc.	457,145	28,112
*	TriNet Group Inc.	963,858	27,855
^	Greenbrier Cos. Inc.	629,065	27,113
*	Sykes Enterprises Inc.	904,000	26,578
*	Cotiviti Holdings Inc.	636,563	26,500
	Werner Enterprises Inc.	1,011,148	26,492
*,^ American Outdoor Brands Corp.		1,315,560	26,061

*	TrueBlue Inc.	942,179	25,769
	AAR Corp.	762,841	25,654
*	JELD-WEN Holding Inc.	762,807	25,058
*	Navigant Consulting Inc.	1,095,704	25,048
	Triton International Ltd.	955,600	24,645
	Raven Industries Inc.	842,482	24,474
*	Boise Cascade Co.	905,162	24,168
*	Harsco Corp.	1,873,210	23,883
	Badger Meter Inc.	647,566	23,798
*	Paylocity Holding Corp.	603,128	23,299
	EVERTEC Inc.	1,454,834	23,132
*	Continental Building Products Inc.	934,157	22,887
	CIRCOR International Inc.	383,806	22,813
*	SPX Corp.	929,745	22,546
	Primoris Services Corp.	970,379	22,532
	Altra Industrial Motion Corp.	575,879	22,430
*	TriMas Corp.	1,063,480	22,067
*	GMS Inc.	621,961	21,793
^	Sturm Ruger & Co. Inc.	402,166	21,536
	MTS Systems Corp.	390,280	21,485
	Heartland Express Inc.	1,070,805	21,470
*	Huron Consulting Group Inc.	507,873	21,381
	Encore Wire Corp.	460,395	21,178
	Lindsay Corp.	236,992	20,884
	ManTech International Corp. Class A	597,757	20,700
	Griffon Corp.	828,878	20,432
	Advanced Drainage Systems Inc.	902,250	19,759
	General Cable Corp.	1,098,582	19,720
*	Atkore International Group Inc.	738,333	19,403
	Sun Hydraulics Corp.	535,483	19,336
*	Air Transport Services Group Inc.	1,190,377	19,106
	RR Donnelley & Sons Co.	1,551,834	18,793
	LSC Communications Inc.	733,334	18,451
	H&E Equipment Services Inc.	749,506	18,378
*,^ Inovalon Holdings Inc. Class A		1,449,413	18,263
	McGrath RentCorp	534,109	17,930
	Quad/Graphics Inc.	708,698	17,888
*	Team Inc.	658,738	17,819
*,^ Evolent Health Inc. Class A		797,639	17,787
*	Aegion Corp. Class A	755,530	17,309
*	Manitowoc Co. Inc.	2,925,528	16,675
*	Builders FirstSource Inc.	1,117,627	16,653
*	Milacron Holdings Corp.	880,262	16,382
	Quanex Building Products Corp.	800,954	16,219
	AVX Corp.	983,539	16,110
*	PHH Corp.	1,259,705	16,036
*	Thermon Group Holdings Inc.	760,230	15,843
	Materion Corp.	468,321	15,712
	Kelly Services Inc. Class A	695,594	15,206
*	TimkenSteel Corp.	781,563	14,779
*	Wesco Aircraft Holdings Inc.	1,276,976	14,558
	ArcBest Corp.	539,728	14,033
*	FARO Technologies Inc.	392,274	14,024
*	Aerovironment Inc.	495,412	13,886
	Kforce Inc.	573,512	13,621
*,^ TASER International Inc.		583,038	13,287
*	RPX Corp.	1,091,977	13,104

	Essendant Inc.	863,732	13,086
*	Multi Packaging Solutions International Ltd.	726,069	13,033
	Gorman-Rupp Co.	396,173	12,440
	Schnitzer Steel Industries Inc.	595,268	12,292
*	Donnelley Financial Solutions Inc.	612,601	11,817
*	Advanced Disposal Services Inc.	516,782	11,679
	Resources Connection Inc.	655,766	10,984
*	InnerWorkings Inc.	1,091,187	10,868
*	Babcock & Wilcox Enterprises Inc.	1,145,759	10,701
	Landauer Inc.	214,213	10,443
*	REV Group Inc.	373,525	10,298
	Hyster-Yale Materials Handling Inc.	175,046	9,871
	TeleTech Holdings Inc.	326,814	9,674
	Greif Inc. Class B	146,512	9,567
*	Ply Gem Holdings Inc.	483,534	9,526
*	Armstrong Flooring Inc.	516,717	9,518
*	Mistras Group Inc.	410,841	8,784
*	Forterra Inc.	447,930	8,735
	Park Electrochemical Corp.	448,783	8,015
	American Railcar Industries Inc.	182,701	7,509
*	Bazaarvoice Inc.	1,741,538	7,489
*	International Seaways Inc.	322,154	6,160
*	Astronics Corp.	172,570	5,476
	Overseas Shipholding Group Inc. Class A	684,908	2,644
*	Roadrunner Transportation Systems Inc.	357,233	2,454
*	DHI Group Inc.	549,046	2,169
*	Astronics Corp. Class B	56,563	1,799
			14,889,930
Oil & Gas (4.8%)
*	Diamondback Energy Inc.	2,105,524	218,374
*	Parsley Energy Inc. Class A	5,345,077	173,768
*	Newfield Exploration Co.	4,647,076	171,524
	Targa Resources Corp.	2,151,775	128,891
*	WPX Energy Inc.	9,256,727	123,948
*,^ Chesapeake Energy Corp.		20,726,287	123,114
*,^ Transocean Ltd.		9,093,249	113,211
*	RSP Permian Inc.	2,652,503	109,893
*	Southwestern Energy Co.	11,630,408	95,020
	Patterson-UTI Energy Inc.	3,884,982	94,289
*	Rice Energy Inc.	3,785,802	89,724
	Nabors Industries Ltd.	6,290,228	82,213
*	PDC Energy Inc.	1,314,475	81,958
*	Whiting Petroleum Corp.	8,473,707	80,161
*	Oasis Petroleum Inc.	5,548,591	79,123
*,^ Weatherford International plc		11,484,319	76,371
*	QEP Resources Inc.	5,597,986	71,150
	Western Refining Inc.	1,908,443	66,929
	Ensco plc Class A	7,085,675	63,417
	SM Energy Co.	2,598,689	62,421
*	Gulfport Energy Corp.	3,611,651	62,084
	Oceaneering International Inc.	2,287,674	61,950
*	Callon Petroleum Co.	4,691,003	61,734
*	Energen Corp.	1,132,308	61,643
	PBF Energy Inc. Class A	2,545,323	56,430
	SemGroup Corp. Class A	1,543,915	55,581
	Murphy Oil Corp.	1,910,451	54,620
*	Superior Energy Services Inc.	3,549,235	50,612

*	Laredo Petroleum Inc.	3,395,218	49,570
*,^ First Solar Inc.		1,822,669	49,394
*,^ Centennial Resource Development Inc. Class A		2,646,575	48,247
*	Dril-Quip Inc.	879,151	47,958
*,^ Matador Resources Co.		1,978,709	47,073
*	Rowan Cos. plc Class A	2,925,086	45,573
*	NOW Inc.	2,506,240	42,506
*	Carrizo Oil & Gas Inc.	1,442,799	41,351
*	Oil States International Inc.	1,197,973	39,713
*	MRC Global Inc.	2,101,665	38,524
*	McDermott International Inc.	5,628,748	37,994
	Noble Corp. plc	5,671,765	35,108
	Pattern Energy Group Inc. Class A	1,631,728	32,847
*	Forum Energy Technologies Inc.	1,550,367	32,093
	Delek US Holdings Inc.	1,298,828	31,523
*	Unit Corp.	1,201,836	29,036
^	RPC Inc.	1,522,325	27,874
*,^ Extraction Oil & Gas Inc.		1,402,481	26,016
*	SEACOR Holdings Inc.	364,436	25,215
*	Chart Industries Inc.	718,242	25,095
*	Helix Energy Solutions Group Inc.	3,204,304	24,897
*,^ Diamond Offshore Drilling Inc.		1,442,317	24,101
*,^ Denbury Resources Inc.		9,305,369	24,008
*	Exterran Corp.	745,129	23,434
	Archrock Inc.	1,565,035	19,406
*,^ Atwood Oceanics Inc.		1,791,840	17,076
*	Clayton Williams Energy Inc.	122,979	16,243
*,^ Flotek Industries Inc.		1,260,457	16,121
*	Newpark Resources Inc.	1,893,054	15,334
	Green Plains Inc.	427,388	10,578
*,^ Keane Group Inc.		725,441	10,374
*	TETRA Technologies Inc.	2,509,268	10,213
*,^ Jagged Peak Energy Inc.		750,248	9,783
	Alon USA Energy Inc.	759,973	9,264
*	Tesco Corp.	1,040,668	8,377
	CVR Energy Inc.	410,471	8,242
	Bristow Group Inc.	532,527	8,100
*,^ SunPower Corp. Class A		1,303,413	7,951
*,^ Sanchez Energy Corp.		766,959	7,317
*,^ WildHorse Resource Development Corp.		420,727	5,234
*,^ Cobalt International Energy Inc.		8,333,839	4,445
*,^ EP Energy Corp. Class A		875,056	4,157
*	Bill Barrett Corp.	836,885	3,808
*,^ CARBO Ceramics Inc.		274,399	3,578
*	Eclipse Resources Corp.	906,788	2,303
			3,617,207
Other (0.0%)2
*	Dyax Corp CVR Exp. 12/31/2019	2,940,655	3,264
*	Media General Inc. CVR	2,475,062	736
*	Clinical Data CVR	297,875	1
			4,001
Technology (11.4%)
	CDW Corp.	3,748,899	216,349
*	Cadence Design Systems Inc.	6,511,097	204,448
*	CommScope Holding Co. Inc.	4,522,449	188,631
	Leidos Holdings Inc.	3,511,987	179,603

*	ON Semiconductor Corp.	9,738,759	150,853
	Teradyne Inc.	4,699,888	146,166
*,^ Arista Networks Inc.		1,078,074	142,597
	SS&C Technologies Holdings Inc.	4,026,547	142,540
*	PTC Inc.	2,702,886	142,037
*	Microsemi Corp.	2,693,221	138,782
*	NCR Corp.	2,898,523	132,404
*	Fortinet Inc.	3,435,371	131,746
*	IAC/InterActiveCorp	1,716,758	126,559
*	Ultimate Software Group Inc.	643,588	125,635
*	Tyler Technologies Inc.	774,216	119,663
	Brocade Communications Systems Inc.	9,522,337	118,839
*	ARRIS International plc	4,430,383	117,184
*	Veeva Systems Inc. Class A	2,282,556	117,049
	Computer Sciences Corp.	1,647,181	113,672
	CSRA Inc.	3,809,685	111,586
*	Cavium Inc.	1,486,754	106,541
*	Aspen Technology Inc.	1,776,839	104,691
*,^ athenahealth Inc.		923,093	104,023
	Cypress Semiconductor Corp.	7,160,326	98,526
*	Guidewire Software Inc.	1,716,966	96,717
*	Teradata Corp.	3,034,029	94,419
	Fair Isaac Corp.	725,519	93,556
	DST Systems Inc.	747,255	91,539
*	Cirrus Logic Inc.	1,500,378	91,058
	j2 Global Inc.	1,066,411	89,483
	MKS Instruments Inc.	1,251,936	86,071
*	Manhattan Associates Inc.	1,644,559	85,599
*	EPAM Systems Inc.	1,132,636	85,537
	Blackbaud Inc.	1,110,362	85,131
*	ViaSat Inc.	1,278,156	81,572
	Monolithic Power Systems Inc.	855,377	78,780
	SYNNEX Corp.	699,649	78,319
*	Ciena Corp.	3,300,514	77,925
*	NetScout Systems Inc.	2,037,327	77,317
*	Tech Data Corp.	822,980	77,278
*	Entegris Inc.	3,299,601	77,211
*	Ellie Mae Inc.	749,697	75,172
*	Medidata Solutions Inc.	1,279,472	73,813
*	Lumentum Holdings Inc.	1,353,234	72,195
*,^ Proofpoint Inc.		961,307	71,483
*	Finisar Corp.	2,586,563	70,717
*	Integrated Device Technology Inc.	2,961,958	70,110
	InterDigital Inc.	801,851	69,200
*	Silicon Laboratories Inc.	930,129	68,411
*	CACI International Inc. Class A	570,202	66,885
*,^ Dycom Industries Inc.		698,773	64,951
*	Advanced Energy Industries Inc.	927,992	63,623
*	Tableau Software Inc. Class A	1,282,870	63,566
*	Verint Systems Inc.	1,465,155	63,551
	Science Applications International Corp.	820,457	61,042
*	Cree Inc.	2,276,919	60,862
*	Square Inc.	3,492,308	60,347
*,^ Paycom Software Inc.		1,041,033	59,870
*	Nuance Communications Inc.	3,408,306	58,998
*	ACI Worldwide Inc.	2,741,957	58,650
*	Viavi Solutions Inc.	5,372,955	57,598

	Pitney Bowes Inc.	4,361,959	57,185
*	Zendesk Inc.	2,002,427	56,148
*	Allscripts Healthcare Solutions Inc.	4,323,140	54,817
*	Electronics For Imaging Inc.	1,083,096	52,888
*	Semtech Corp.	1,530,939	51,746
	TiVo Corp.	2,686,384	50,370
*	VeriFone Systems Inc.	2,609,642	48,879
	Diebold Nixdorf Inc.	1,581,905	48,564
*	CommVault Systems Inc.	949,179	48,218
*	GoDaddy Inc. Class A	1,223,842	46,384
*	Cornerstone OnDemand Inc.	1,183,092	46,010
*	HubSpot Inc.	758,911	45,952
*	RealPage Inc.	1,313,576	45,844
*,^ FireEye Inc.		3,602,565	45,428
	Power Integrations Inc.	653,251	42,951
	Cabot Microelectronics Corp.	554,543	42,484
*	Inphi Corp.	865,076	42,233
	Plantronics Inc.	773,818	41,871
*	MicroStrategy Inc. Class A	219,241	41,173
	Cogent Communications Holdings Inc.	954,652	41,098
*	Synaptics Inc.	824,560	40,824
*	Mercury Systems Inc.	1,042,641	40,715
*	EchoStar Corp. Class A	703,506	40,065
*,^ 2U Inc.		991,104	39,307
	Xperi Corp.	1,132,890	38,462
*,^ 3D Systems Corp.		2,489,114	37,237
*	NETGEAR Inc.	732,772	36,309
*	RingCentral Inc. Class A	1,269,173	35,918
	Pegasystems Inc.	800,984	35,123
*	Infinera Corp.	3,414,195	34,927
*,^ Twilio Inc. Class A		1,204,541	34,775
	Brooks Automation Inc.	1,540,752	34,513
*	Rambus Inc.	2,598,482	34,144
*	Insight Enterprises Inc.	827,525	34,003
^	Ebix Inc.	529,128	32,409
	Progress Software Corp.	1,079,956	31,373
*	Envestnet Inc.	954,035	30,815
*	New Relic Inc.	801,674	29,718
	NIC Inc.	1,462,621	29,545
*,^ Ubiquiti Networks Inc.		575,585	28,929
*	BroadSoft Inc.	713,548	28,685
	West Corp.	1,167,044	28,499
*	Ixia	1,446,427	28,422
*	Gigamon Inc.	761,343	27,066
	CSG Systems International Inc.	715,407	27,050
*	InvenSense Inc.	1,989,627	25,129
	ADTRAN Inc.	1,130,477	23,457
*	ScanSource Inc.	592,371	23,251
*	Synchronoss Technologies Inc.	952,584	23,243
*	Super Micro Computer Inc.	901,978	22,865
*	Amkor Technology Inc.	1,955,739	22,667
*	Web.com Group Inc.	1,129,253	21,795
*	Bottomline Technologies de Inc.	902,362	21,341
*,^ Acacia Communications Inc.		359,227	21,058
*	Cray Inc.	956,531	20,948
*	Diodes Inc.	858,943	20,658
*	FormFactor Inc.	1,658,080	19,648

	Monotype Imaging Holdings Inc.	973,904	19,575
*	MaxLinear Inc.	684,835	19,210
*	Nimble Storage Inc.	1,536,759	19,209
*	Lattice Semiconductor Corp.	2,707,053	18,733
*,^ Shutterstock Inc.		452,958	18,730
*	Barracuda Networks Inc.	802,355	18,542
*,^ Box Inc.		1,100,300	17,946
*	Quality Systems Inc.	1,169,348	17,821
*	Ultratech Inc.	600,950	17,800
*	CEVA Inc.	497,086	17,647
*,^ Unisys Corp.		1,174,010	16,377
*,^ Match Group Inc.		994,030	16,232
*,^ Pure Storage Inc. Class A		1,641,634	16,137
*	Blucora Inc.	882,078	15,260
*,^ Gogo Inc.		1,318,513	14,504
	Syntel Inc.	792,290	13,334
*	Loral Space & Communications Inc.	300,595	11,843
*	Endurance International Group Holdings Inc.	1,493,954	11,728
*	CommerceHub Inc.	669,485	10,397
*	Actua Corp.	729,014	10,243
*	Virtusa Corp.	317,144	9,584
	Forrester Research Inc.	233,413	9,278
*,^ Benefitfocus Inc.		310,858	8,688
^	Computer Programs & Systems Inc.	300,394	8,411
*	LivePerson Inc.	1,217,004	8,336
*,^ Hortonworks Inc.		849,257	8,331
*,^ Nutanix Inc.		402,639	7,558
*	Blackline Inc.	237,799	7,077
*	Calix Inc.	966,163	7,005
*	Rapid7 Inc.	400,484	5,999
*,^ Coupa Software Inc.		231,804	5,888
*	Jive Software Inc.	1,319,096	5,672
*	Harmonic Inc.	872,453	5,191
*	CommerceHub Inc. Class A	321,469	4,976
*	Sonus Networks Inc.	547,012	3,605
*	Castlight Health Inc. Class B	711,704	2,598
*	Tangoe Inc.	480,619	2,547
*	MobileIron Inc.	496,733	2,161
*	SecureWorks Corp. Class A	191,377	1,818
	Systemax Inc.	150,438	1,668
*	Advanced Micro Devices Inc.	70,864	1,031
	Comtech Telecommunications Corp.	1,032	15
*	ChannelAdvisor Corp.	1,032	11
*	Piksel Inc.	241	—
			8,532,532
Telecommunications (0.4%)
^	Frontier Communications Corp.	27,352,780	58,535
	Telephone & Data Systems Inc.	2,157,283	57,190
*	Vonage Holdings Corp.	4,575,574	28,918
	Consolidated Communications Holdings Inc.	1,123,424	26,311
^	Windstream Holdings Inc.	4,263,376	23,235
*,^ Iridium Communications Inc.		1,910,611	18,437
*	Cincinnati Bell Inc.	985,950	17,451
	ATN International Inc.	245,646	17,298
	Shenandoah Telecommunications Co.	543,060	15,233
*,^ Globalstar Inc.		9,124,078	14,598
*	United States Cellular Corp.	302,640	11,298

*,^ Intelsat SA	419,173	1,740
		290,244
Utilities (3.7%)
UGI Corp.	4,039,099	199,531
Atmos Energy Corp.	2,456,567	194,044
Westar Energy Inc. Class A	3,317,658	180,049
Great Plains Energy Inc.	5,030,646	146,995
NRG Energy Inc.	7,367,671	137,775
Aqua America Inc.	4,142,475	133,181
Vectren Corp.	1,936,829	113,518
National Fuel Gas Co.	1,893,452	112,888
WGL Holdings Inc.	1,196,371	98,736
IDACORP Inc.	1,177,183	97,659
* Calpine Corp.	8,386,310	92,669
Portland General Electric Co.	2,077,492	92,282
Southwest Gas Holdings Inc.	1,053,705	87,363
Hawaiian Electric Industries Inc.	2,535,141	84,446
ONE Gas Inc.	1,221,410	82,567
Black Hills Corp.	1,241,633	82,531
New Jersey Resources Corp.	2,016,583	79,857
ALLETE Inc.	1,169,358	79,177
PNM Resources Inc.	1,861,543	68,877
Spire Inc.	1,015,593	68,553
NorthWestern Corp.	1,130,167	66,341
South Jersey Industries Inc.	1,857,602	66,223
Avista Corp.	1,503,600	58,716
Ormat Technologies Inc.	928,618	53,005
MGE Energy Inc.	810,764	52,700
El Paso Electric Co.	944,986	47,722
California Water Service Group	1,118,460	40,097
Northwest Natural Gas Co.	663,115	39,190
American States Water Co.	853,159	37,795
* TerraForm Power Inc. Class A	2,126,085	26,300
*,^ Dynegy Inc.	2,604,497	20,471
*,^ Sunrun Inc.	1,695,340	9,155
*,^ Vivint Solar Inc.	536,697	1,503
		2,751,916
Total Common Stocks (Cost $57,310,379)		74,445,330

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
	Capital Goods (0.0%)
	Mueller Industries Inc. (Cost $6,554)	6.000%	3/1/27	6,645	6,595

				Shares
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
3,4 Vanguard Market Liquidity Fund		0.965%		16,580,449	1,658,377

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.1%)
5,6 United States Treasury Bill		0.564%	5/4/17	11,000	10,994
5	United States Treasury Bill	0.652%	5/18/17	2,000	1,998
5	United States Treasury Bill	0.608%	5/25/17	3,000	2,997
5,6 United States Treasury Bill		0.521%	6/1/17	4,000	3,995
5	United States Treasury Bill	0.638%	8/24/17	1,500	1,495
					21,479
Total Temporary Cash Investments (Cost $1,679,647)					1,679,856
Total Investments (101.7%) (Cost $58,996,580)					76,131,781
Other Assets and Liabilities-Net (-1.7%)4,6					(1,249,903)
Net Assets (100%)					74,881,878

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,156,093,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,213,077,000 of collateral received for securities on loan.
5 Securities with a value of $16,391,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $2,272,000 and cash of $1,290,000 have been segregated as collateral for open over-
the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Small-Cap Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	74,441,329	—	4,001
Corporate Bonds	—	6,595	—
Temporary Cash Investments	1,658,377	21,479	—
Futures Contracts—Assets[1]	420	—	—
Swap Contracts—Assets	—	1,753	—
Swap Contracts—Liabilities	—	(1,575)	—
Total	76,100,126	28,252	4,001
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Small-Cap Index Fund

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	2,670	184,817	2,329
E-mini S&P Mid-Cap 400 Index	June 2017	1,070	183,847	1,017
				3,346

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Small-Cap Index Fund

At March 31, 2017, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/17	GSCM	12,221	(1.254%)	(1,575)
SLM Corp.	5/22/17	GSI	40,948	(1.384%)	1,753
					178
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At March 31, 2017 the counterparty had deposited in segregated accounts securities with a value of $1,445,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2017, the cost of investment securities for tax purposes was $59,004,060,000. Net unrealized appreciation of investment securities for tax purposes was $17,127,721,000, consisting of unrealized gains of $20,769,845,000 on securities that had risen in value since their purchase and $3,642,124,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.6%)
	Royal Gold Inc.	834,318	58,444
	NewMarket Corp.	121,046	54,862
	US Silica Holdings Inc.	1,035,463	49,692
	Balchem Corp.	405,645	33,433
*	Ingevity Corp.	538,646	32,777
*	Platform Specialty Products Corp.	2,492,734	32,455
*	Stillwater Mining Co.	1,550,585	26,779
	KapStone Paper and Packaging Corp.	1,112,595	25,701
*	Cambrex Corp.	414,248	22,804
*	Versum Materials Inc.	695,000	21,267
*	Univar Inc.	618,023	18,948
	Minerals Technologies Inc.	223,340	17,108
*,^ Fairmount Santrol Holdings Inc.		1,988,009	14,572
	Hecla Mining Co.	2,520,938	13,336
	Deltic Timber Corp.	138,669	10,833
	Calgon Carbon Corp.	646,480	9,439
*	Coeur Mining Inc.	1,160,718	9,378
*	Ferro Corp.	532,052	8,082
	American Vanguard Corp.	337,337	5,600
*	Century Aluminum Co.	303,397	3,850
			469,360
Consumer Goods (7.7%)
*	Middleby Corp.	735,480	100,356
	Gentex Corp.	3,668,324	78,245
*	Take-Two Interactive Software Inc.	1,294,903	76,749
*	Toll Brothers Inc.	1,970,766	71,164
	Brunswick Corp.	1,143,194	69,963
*	Post Holdings Inc.	779,794	68,248
*	TreeHouse Foods Inc.	725,337	61,407
	Pool Corp.	501,473	59,841
	Carter's Inc.	589,702	52,955
*	Hain Celestial Group Inc.	1,321,354	49,154
*	Skechers U.S.A. Inc. Class A	1,618,002	44,414
*	Kate Spade & Co.	1,639,824	38,093
*	Welbilt Inc.	1,771,094	34,767
*	Dorman Products Inc.	420,402	34,528
	B&G Foods Inc.	849,132	34,178
	CalAtlantic Group Inc.	889,785	33,322
	LCI Industries	299,273	29,867
*,^ Tempur Sealy International Inc.		629,923	29,266
*	Zynga Inc. Class A	10,049,190	28,640
*	Steven Madden Ltd.	697,805	26,900
*	Blue Buffalo Pet Products Inc.	1,131,165	26,017
	J&J Snack Foods Corp.	191,258	25,927
^	Vector Group Ltd.	1,224,322	25,466
*	TRI Pointe Group Inc.	1,928,138	24,179
*	iRobot Corp.	331,536	21,928
	WD-40 Co.	170,917	18,621

*	Gentherm Inc.	466,357	18,305
*	Meritage Homes Corp.	485,806	17,878
*,^ Wayfair Inc.		441,236	17,866
*	Boston Beer Co. Inc. Class A	113,186	16,372
	Lancaster Colony Corp.	122,356	15,764
	Interface Inc. Class A	825,964	15,735
	AdvancePierre Foods Holdings Inc.	492,770	15,360
*	Select Comfort Corp.	572,995	14,205
*	Hostess Brands Inc.	808,761	12,835
	National Beverage Corp.	148,907	12,587
	Coca-Cola Bottling Co. Consolidated	59,282	12,213
*	Fitbit Inc. Class A	1,959,286	11,599
	Oxford Industries Inc.	193,037	11,053
	Columbia Sportswear Co.	177,762	10,444
*,^ GoPro Inc. Class A		1,078,621	9,384
*	USANA Health Sciences Inc.	140,605	8,099
	MDC Holdings Inc.	263,004	7,903
*,^ elf Beauty Inc.		249,549	7,187
	Acushnet Holdings Corp.	282,480	4,881
*	Revlon Inc. Class A	132,962	3,703
	Phibro Animal Health Corp. Class A	119,485	3,358
*,^ Amplify Snack Brands Inc.		391,338	3,287
*	Deckers Outdoor Corp.	80	5
*	G-III Apparel Group Ltd.	96	2
			1,414,220
Consumer Services (13.9%)
	Domino's Pizza Inc.	614,501	113,253
	Vail Resorts Inc.	510,149	97,898
*	VCA Inc.	990,661	90,646
*	Burlington Stores Inc.	901,432	87,700
*	Copart Inc.	1,245,238	77,118
*,^ Panera Bread Co. Class A		272,497	71,359
*,^ Liberty Media Corp-Liberty Formula One		1,941,838	66,314
	Dunkin' Brands Group Inc.	1,173,943	64,191
	Casey's General Stores Inc.	500,488	56,180
	Six Flags Entertainment Corp.	931,994	55,444
	Sabre Corp.	2,477,272	52,493
	Dick's Sporting Goods Inc.	1,066,953	51,918
*	Live Nation Entertainment Inc.	1,699,709	51,620
*	Madison Square Garden Co. Class A	248,353	49,599
	Rollins Inc.	1,251,361	46,463
*	AMC Networks Inc. Class A	753,186	44,197
*	Grand Canyon Education Inc.	609,859	43,672
*	Bright Horizons Family Solutions Inc.	569,958	41,316
	Jack in the Box Inc.	404,418	41,137
	Nexstar Media Group Inc. Class A	568,954	39,912
*	Sprouts Farmers Market Inc.	1,657,321	38,317
	Texas Roadhouse Inc. Class A	811,491	36,136
*	GrubHub Inc.	1,094,129	35,986
*	Michaels Cos. Inc.	1,607,202	35,985
*	ServiceMaster Global Holdings Inc.	861,517	35,968
	Cheesecake Factory Inc.	545,939	34,591
*	Buffalo Wild Wings Inc.	222,478	33,984
*	Pandora Media Inc.	2,858,328	33,757
*	Dave & Buster's Entertainment Inc.	537,885	32,859
*	Liberty Expedia Holdings Inc. Class A	691,875	31,467
	PriceSmart Inc.	330,075	30,433

*	Five Below Inc.	701,777	30,394
*	Hawaiian Holdings Inc.	649,487	30,169
*	Yelp Inc. Class A	903,552	29,591
*	Lions Gate Entertainment Corp. Class B	1,186,625	28,930
	Papa John's International Inc.	352,196	28,190
	Marriott Vacations Worldwide Corp.	277,345	27,715
	Allegiant Travel Co. Class A	168,877	27,063
	Churchill Downs Inc.	169,996	27,004
	Choice Hotels International Inc.	430,396	26,943
*,^ Sotheby's		574,236	26,116
*	Spirit Airlines Inc.	443,806	23,553
*	WebMD Health Corp.	447,085	23,552
*,^ Stamps.com Inc.		196,519	23,258
*,^ RH		494,075	22,856
*	Hilton Grand Vacations Inc.	759,421	21,765
*,^ Ollie's Bargain Outlet Holdings Inc.		621,125	20,808
	Monro Muffler Brake Inc.	395,686	20,615
*,^ Groupon Inc. Class A		5,039,844	19,807
*	Shutterfly Inc.	407,479	19,677
	AMC Entertainment Holdings Inc. Class A	616,503	19,389
*	Sally Beauty Holdings Inc.	908,552	18,571
*	Cabela's Inc.	349,370	18,555
*,^ Lions Gate Entertainment Corp. Class A		671,559	17,837
	Red Rock Resorts Inc. Class A	778,774	17,273
	Morningstar Inc.	219,586	17,259
	Planet Fitness Inc. Class A	830,467	16,003
*	Scientific Games Corp. Class A	669,818	15,841
	ILG Inc.	675,681	14,162
*	SiteOne Landscape Supply Inc.	277,385	13,428
*	Etsy Inc.	1,252,861	13,318
*	Pinnacle Entertainment Inc.	674,235	13,161
	ClubCorp Holdings Inc.	794,138	12,746
*	Belmond Ltd. Class A	1,038,123	12,561
*	Urban Outfitters Inc.	520,193	12,360
*	Liberty TripAdvisor Holdings Inc. Class A	873,333	12,314
	Sonic Corp.	477,732	12,115
*	Caesars Acquisition Co. Class A	707,766	10,900
	Wingstop Inc.	367,153	10,383
*	BJ's Restaurants Inc.	253,110	10,226
*,^ TrueCar Inc.		656,467	10,156
*	Liberty Media Corp-Liberty Formula One Class A	309,765	10,129
	World Wrestling Entertainment Inc. Class A	444,029	9,866
	National CineMedia Inc.	753,322	9,514
*	Diplomat Pharmacy Inc.	553,435	8,827
*	EW Scripps Co. Class A	361,999	8,485
	Tile Shop Holdings Inc.	427,746	8,234
*	Quotient Technology Inc.	846,327	8,082
*,^ Trade Desk Inc. Class A		210,022	7,823
*	Fiesta Restaurant Group Inc.	308,701	7,471
*,^ Shake Shack Inc. Class A		222,995	7,448
*	Francesca's Holdings Corp.	485,148	7,447
*,^ Lumber Liquidators Holdings Inc.		343,747	7,215
*	Ascena Retail Group Inc.	1,173,016	4,997
	New Media Investment Group Inc.	318,826	4,531
*	Potbelly Corp.	320,252	4,452
*	Habit Restaurants Inc. Class A	243,126	4,303
*	Bojangles' Inc.	209,855	4,302

*,^ Hibbett Sports Inc.		139,163	4,105
*	Clean Energy Fuels Corp.	1,561,014	3,981
*	Caesars Entertainment Corp.	374,290	3,574
*	El Pollo Loco Holdings Inc.	273,032	3,263
*	Angie's List Inc.	485,306	2,766
*	Global Eagle Entertainment Inc.	649,324	2,071
*	comScore Inc.	34,451	744
*	Penn National Gaming Inc.	186	3
*	Party City Holdco Inc.	74	1
*	Biglari Holdings Inc.	2	1
			2,542,112
Financials (21.1%)
*	Signature Bank	663,121	98,401
	Kilroy Realty Corp.	1,249,382	90,055
	Colony NorthStar Inc. Class A	6,725,546	86,827
	MarketAxess Holdings Inc.	456,003	85,496
	WP Carey Inc.	1,358,297	84,513
	CBOE Holdings Inc.	1,037,959	84,147
	Gaming and Leisure Properties Inc.	2,415,815	80,737
	American Campus Communities Inc.	1,686,725	80,271
	Lamar Advertising Co. Class A	1,056,088	78,932
	Equity LifeStyle Properties Inc.	997,698	76,883
	Bank of the Ozarks Inc.	1,469,610	76,434
	Douglas Emmett Inc.	1,859,103	71,390
	Hudson Pacific Properties Inc.	1,976,326	68,460
	Sun Communities Inc.	845,002	67,879
	American Homes 4 Rent Class A	2,785,115	63,946
	Spirit Realty Capital Inc.	6,174,646	62,549
*	SVB Financial Group	332,647	61,902
	CubeSmart	2,300,723	59,727
*	Western Alliance Bancorp	1,207,541	59,278
	Healthcare Trust of America Inc. Class A	1,810,412	56,956
	DCT Industrial Trust Inc.	1,173,555	56,471
*	Howard Hughes Corp.	460,916	54,042
	Investors Bancorp Inc.	3,752,249	53,957
*	Texas Capital Bancshares Inc.	632,423	52,776
	Medical Properties Trust Inc.	4,092,975	52,758
	CyrusOne Inc.	1,013,407	52,160
	STORE Capital Corp.	2,172,262	51,874
	DDR Corp.	3,978,680	49,853
	Uniti Group Inc.	1,890,312	48,865
	Life Storage Inc.	592,513	48,657
	Healthcare Realty Trust Inc.	1,487,323	48,338
	Gramercy Property Trust	1,796,730	47,254
*	Liberty Ventures Class A	1,036,195	46,090
*,^ Zillow Group Inc.		1,325,282	44,622
	Cousins Properties Inc.	5,345,014	44,203
	Home BancShares Inc.	1,613,805	43,686
	Colony Starwood Homes	1,211,867	41,143
	Omega Healthcare Investors Inc.	1,246,873	41,134
	PacWest Bancorp	768,648	40,938
	Tanger Factory Outlet Centers Inc.	1,227,654	40,230
	Pinnacle Financial Partners Inc.	598,564	39,775
	CoreSite Realty Corp.	433,328	39,021
	Physicians Realty Trust	1,952,303	38,792
	Paramount Group Inc.	2,358,569	38,232
	Education Realty Trust Inc.	932,847	38,107

	Ryman Hospitality Properties Inc.	554,436	34,281
	Forest City Realty Trust Inc. Class A	1,544,487	33,639
	Urban Edge Properties	1,275,672	33,550
*	Essent Group Ltd.	895,562	32,392
	Financial Engines Inc.	715,684	31,168
	Evercore Partners Inc. Class A	398,471	31,041
	Retail Opportunity Investments Corp.	1,399,427	29,430
	FirstCash Inc.	589,119	28,955
*	Blackhawk Network Holdings Inc.	707,706	28,733
*,^ Credit Acceptance Corp.		139,965	27,910
	PS Business Parks Inc.	242,886	27,874
^	Pebblebrook Hotel Trust	922,582	26,949
	Alexander & Baldwin Inc.	594,160	26,452
	STAG Industrial Inc.	1,049,606	26,261
	Kennedy-Wilson Holdings Inc.	1,181,310	26,225
	Hilltop Holdings Inc.	942,815	25,899
*	HealthEquity Inc.	608,005	25,810
*	LendingClub Corp.	4,540,379	24,927
	QTS Realty Trust Inc. Class A	509,001	24,814
	Outfront Media Inc.	884,943	23,495
	Towne Bank	713,020	23,102
*	Eagle Bancorp Inc.	386,344	23,065
	Kite Realty Group Trust	1,067,336	22,948
*	Zillow Group Inc. Class A	661,666	22,371
	Sabra Health Care REIT Inc.	794,096	22,179
*	FCB Financial Holdings Inc. Class A	445,988	22,099
	Park Hotels & Resorts Inc.	822,827	21,122
	BNC Bancorp	601,151	21,070
	Corporate Office Properties Trust	631,825	20,913
	ServisFirst Bancshares Inc.	572,742	20,836
	LegacyTexas Financial Group Inc.	521,123	20,793
	Simmons First National Corp. Class A	358,766	19,786
	Sterling Bancorp	819,151	19,414
*,^ BofI Holding Inc.		730,430	19,086
	Acadia Realty Trust	515,442	15,494
	Capital Bank Financial Corp.	356,282	15,463
	Kearny Financial Corp.	1,012,388	15,236
	CareTrust REIT Inc.	844,244	14,200
	NRG Yield Inc.	800,439	14,168
	Ramco-Gershenson Properties Trust	1,010,475	14,167
^	WisdomTree Investments Inc.	1,478,372	13,424
	HFF Inc. Class A	461,257	12,763
	FelCor Lodging Trust Inc.	1,669,367	12,537
	Moelis & Co. Class A	321,576	12,381
	TFS Financial Corp.	718,556	11,942
*,^ Black Knight Financial Services Inc. Class A		306,403	11,735
	Alexander's Inc.	25,889	11,180
	New Senior Investment Group Inc.	1,043,521	10,644
	Parkway Inc.	532,281	10,587
	Monogram Residential Trust Inc.	1,060,143	10,570
	American Assets Trust Inc.	251,698	10,531
	Cohen & Steers Inc.	262,700	10,500
*	St. Joe Co.	612,464	10,443
	Ameris Bancorp	223,494	10,303
	National Bank Holdings Corp. Class A	315,495	10,254
*	Third Point Reinsurance Ltd.	748,722	9,060
	Altisource Residential Corp.	586,360	8,942

	Silver Bay Realty Trust Corp.	403,520	8,664
*	OneMain Holdings Inc. Class A	346,175	8,602
	InfraREIT Inc.	448,679	8,076
	Urstadt Biddle Properties Inc. Class A	379,015	7,793
	NRG Yield Inc. Class A	441,201	7,673
*	Ocwen Financial Corp.	1,181,805	6,464
	Northfield Bancorp Inc.	261,625	4,714
*	Marcus & Millichap Inc.	191,528	4,708
*	PennyMac Financial Services Inc. Class A	256,160	4,368
	Greenhill & Co. Inc.	148,293	4,345
	Houlihan Lokey Inc. Class A	125,377	4,319
*	Tejon Ranch Co.	186,834	4,090
	NewStar Financial Inc.	282,505	2,989
*,^ On Deck Capital Inc.		503,016	2,535
	RMR Group Inc. Class A	42,508	2,104
	Associated Capital Group Inc. Class A	38,960	1,408
	Regency Centers Corp.	358	24
	Washington Prime Group Inc.	460	4
	Chesapeake Lodging Trust	148	4
*	Nationstar Mortgage Holdings Inc.	72	1
*	Altisource Portfolio Solutions SA	30	1
			3,875,760
Health Care (14.5%)
*	Align Technology Inc.	916,647	105,149
*	DexCom Inc.	1,080,471	91,548
*	MEDNAX Inc.	1,197,595	83,089
*	Exelixis Inc.	3,657,572	79,260
	West Pharmaceutical Services Inc.	934,934	76,300
*	Bioverativ Inc.	1,389,126	75,652
*	ABIOMED Inc.	528,144	66,124
*,^ Ionis Pharmaceuticals Inc.		1,547,668	62,216
*	Masimo Corp.	579,519	54,046
	Bio-Techne Corp.	476,546	48,441
*	NuVasive Inc.	646,347	48,269
*	Neurocrine Biosciences Inc.	1,112,753	48,182
*	Alnylam Pharmaceuticals Inc.	933,876	47,861
*	Bluebird Bio Inc.	521,802	47,432
*	Nektar Therapeutics Class A	1,952,624	45,828
*	Catalent Inc.	1,514,541	42,892
*,^ ACADIA Pharmaceuticals Inc.		1,237,920	42,560
*,^ Medicines Co.		859,262	42,018
*,^ Acadia Healthcare Co. Inc.		950,394	41,437
*	Wright Medical Group NV	1,324,347	41,214
*	PAREXEL International Corp.	651,301	41,104
	Healthcare Services Group Inc.	880,543	37,943
	STERIS plc	542,861	37,707
*	Seattle Genetics Inc.	591,955	37,210
*,^ TESARO Inc.		239,049	36,782
*,^ OPKO Health Inc.		4,277,024	34,216
	Cantel Medical Corp.	426,795	34,186
*	PRA Health Sciences Inc.	512,588	33,436
*,^ Exact Sciences Corp.		1,414,817	33,418
*	Ultragenyx Pharmaceutical Inc.	480,317	32,556
*,^ Insulet Corp.		733,758	31,618
	Bruker Corp.	1,332,432	31,086
*	Horizon Pharma plc	2,063,152	30,493
*	Neogen Corp.	460,460	30,183

*	INC Research Holdings Inc. Class A	651,889	29,889
*	Nevro Corp.	317,326	29,733
*	Ironwood Pharmaceuticals Inc. Class A	1,699,479	28,993
*,^ Penumbra Inc.		344,106	28,716
*	Akorn Inc.	1,121,326	27,002
*	Bio-Rad Laboratories Inc. Class A	132,549	26,422
*	Globus Medical Inc.	874,152	25,892
*	Zeltiq Aesthetics Inc.	463,067	25,751
*,^ Ligand Pharmaceuticals Inc.		240,713	25,477
*,^ Agios Pharmaceuticals Inc.		432,414	25,253
*,^ Intercept Pharmaceuticals Inc.		206,005	23,299
*	ICU Medical Inc.	146,325	22,344
*	NxStage Medical Inc.	829,107	22,245
*	HMS Holdings Corp.	1,081,696	21,991
*	Pacira Pharmaceuticals Inc.	455,038	20,750
*	Sarepta Therapeutics Inc.	664,367	19,665
*,^ Radius Health Inc.		494,535	19,114
*	Theravance Biopharma Inc.	496,624	18,286
*,^ Halozyme Therapeutics Inc.		1,408,597	18,255
*	Air Methods Corp.	417,432	17,950
*	Amedisys Inc.	320,955	16,398
*	Clovis Oncology Inc.	255,993	16,299
*,^ Varex Imaging Corp.		476,795	16,020
*	FibroGen Inc.	644,132	15,878
*	Puma Biotechnology Inc.	398,930	14,840
*,^ Avexis Inc.		194,129	14,760
*	Glaukos Corp.	278,063	14,265
*,^ Intrexon Corp.		680,273	13,483
*	Haemonetics Corp.	332,052	13,471
*,^ Innoviva Inc.		970,680	13,424
	Abaxis Inc.	273,049	13,243
*	Emergent BioSolutions Inc.	438,940	12,747
*	Acorda Therapeutics Inc.	587,882	12,345
*	Tivity Health Inc.	420,455	12,235
	Analogic Corp.	158,838	12,056
*	Momenta Pharmaceuticals Inc.	865,600	11,556
*	Alder Biopharmaceuticals Inc.	546,608	11,369
*,^ Juno Therapeutics Inc.		508,216	11,277
*,^ Teladoc Inc.		449,722	11,243
*	AMAG Pharmaceuticals Inc.	438,942	9,898
*	Array BioPharma Inc.	1,081,277	9,667
	Luminex Corp.	502,488	9,231
*,^ Lannett Co. Inc.		403,219	9,012
*	Epizyme Inc.	516,561	8,859
*	Merit Medical Systems Inc.	299,745	8,663
*	Orthofix International NV	216,168	8,247
*	Natus Medical Inc.	200,664	7,876
*	Spark Therapeutics Inc.	147,515	7,868
*	HealthStream Inc.	324,234	7,856
*,^ Lexicon Pharmaceuticals Inc.		534,499	7,665
*,^ Editas Medicine Inc.		340,383	7,597
*	Quidel Corp.	334,703	7,578
*	Genomic Health Inc.	234,719	7,391
	Meridian Bioscience Inc.	534,934	7,382
*,^ TherapeuticsMD Inc.		1,011,357	7,282
*,^ Endologix Inc.		1,001,059	7,248
*	Insmed Inc.	393,751	6,895

*,^ Amicus Therapeutics Inc.		915,817	6,530
*	Achillion Pharmaceuticals Inc.	1,487,548	6,263
*	Five Prime Therapeutics Inc.	172,793	6,246
*,^ Keryx Biopharmaceuticals Inc.		1,008,339	6,211
*	Spectrum Pharmaceuticals Inc.	918,934	5,973
	Ensign Group Inc.	307,743	5,786
*	Acceleron Pharma Inc.	203,386	5,384
*	CorVel Corp.	121,186	5,272
*,^ Novocure Ltd.		607,037	4,917
*	Depomed Inc.	390,193	4,897
*,^ Merrimack Pharmaceuticals Inc.		1,586,776	4,887
*	Surgery Partners Inc.	246,524	4,807
*,^ ZIOPHARM Oncology Inc.		754,590	4,784
*	Accuray Inc.	993,966	4,721
*	Arena Pharmaceuticals Inc.	3,108,813	4,539
*,^ Novavax Inc.		3,453,243	4,420
*,^ Insys Therapeutics Inc.		367,318	3,860
*	Aduro Biotech Inc.	340,616	3,662
*	Medpace Holdings Inc.	103,446	3,088
*	Natera Inc.	336,409	2,984
*,^ Seres Therapeutics Inc.		256,474	2,890
*	Intellia Therapeutics Inc.	160,096	2,256
*	American Renal Associates Holdings Inc.	68,443	1,155
*,^ ConforMIS Inc.		220,031	1,149
*	Wright Medical Group Inc. CVR	165,303	257
*,^ MannKind Corp.		31,311	46
*	Impax Laboratories Inc.	184	2
*	Adeptus Health Inc. Class A	32	—
*	AquaBounty Technologies Inc.	2	—
			2,658,593
Industrials (19.0%)
*	HD Supply Holdings Inc.	2,563,844	105,438
	AO Smith Corp.	1,879,386	96,149
	Jack Henry & Associates Inc.	992,089	92,363
	Cognex Corp.	1,043,843	87,631
	Lennox International Inc.	521,970	87,326
*	CoStar Group Inc.	416,648	86,338
	Toro Co.	1,312,560	81,982
*	Berry Plastics Group Inc.	1,644,637	79,880
	Nordson Corp.	623,451	76,585
	Old Dominion Freight Line Inc.	842,219	72,069
*	XPO Logistics Inc.	1,415,654	67,796
	Graco Inc.	715,114	67,321
*	Coherent Inc.	313,552	64,479
	Hexcel Corp.	1,169,203	63,780
*	Zebra Technologies Corp.	640,405	58,437
	Eagle Materials Inc.	587,366	57,057
	Watsco Inc.	387,791	55,524
	Packaging Corp. of America	601,701	55,128
*	Euronet Worldwide Inc.	633,340	54,163
*	TransUnion	1,390,475	53,325
*	IPG Photonics Corp.	440,944	53,222
*	Genesee & Wyoming Inc. Class A	782,916	53,129
	MAXIMUS Inc.	827,743	51,486
*	WEX Inc.	491,214	50,841
	National Instruments Corp.	1,489,717	48,505
	Air Lease Corp. Class A	1,247,714	48,349

	Woodward Inc.	706,343	47,975
	Universal Display Corp.	540,146	46,507
	Littelfuse Inc.	287,675	46,002
	Landstar System Inc.	533,731	45,714
	Genpact Ltd.	1,776,533	43,987
*	Keysight Technologies Inc.	1,168,686	42,236
	HEICO Corp. Class A	510,368	38,278
*	Clean Harbors Inc.	659,110	36,660
*,^ USG Corp.		1,121,201	35,654
	John Bean Technologies Corp.	400,217	35,199
*	WageWorks Inc.	472,686	34,175
*	Summit Materials Inc. Class A	1,356,254	33,513
	CEB Inc.	412,260	32,404
	FLIR Systems Inc.	869,464	31,544
*	On Assignment Inc.	642,489	31,180
*	Masonite International Corp.	383,333	30,379
*	Itron Inc.	488,799	29,670
*	RBC Bearings Inc.	291,157	28,268
*	Cardtronics plc Class A	582,007	27,209
*	Trex Co. Inc.	375,940	26,086
*	II-VI Inc.	720,220	25,964
*,^ Cimpress NV		298,486	25,726
	Knight Transportation Inc.	819,179	25,681
*	MACOM Technology Solutions Holdings Inc.	526,907	25,450
	Mueller Industries Inc.	734,326	25,136
*	AMN Healthcare Services Inc.	610,639	24,792
	Mueller Water Products Inc. Class A	2,076,259	24,541
*	Advisory Board Co.	513,146	24,015
	Covanta Holding Corp.	1,501,072	23,567
*	TopBuild Corp.	486,987	22,888
*	Louisiana-Pacific Corp.	920,002	22,834
*	Headwaters Inc.	958,655	22,509
	Simpson Manufacturing Co. Inc.	517,741	22,309
*,^ Ambarella Inc.		402,005	21,994
	Apogee Enterprises Inc.	365,811	21,806
	Franklin Electric Co. Inc.	501,624	21,595
	Methode Electronics Inc.	446,205	20,347
	AZZ Inc.	330,832	19,684
*	ExlService Holdings Inc.	405,781	19,218
*	Rogers Corp.	218,403	18,754
*	Hub Group Inc. Class A	401,996	18,653
	HEICO Corp.	212,315	18,514
	Exponent Inc.	309,884	18,454
	Forward Air Corp.	385,375	18,332
	AAON Inc.	503,225	17,789
*	OSI Systems Inc.	231,844	16,922
	Tennant Co.	224,741	16,327
*	Proto Labs Inc.	304,363	15,553
*	Imperva Inc.	376,796	15,467
*	Veeco Instruments Inc.	517,528	15,448
*	TriNet Group Inc.	526,467	15,215
*,^ American Outdoor Brands Corp.		718,185	14,227
*	JELD-WEN Holding Inc.	415,473	13,648
	Raven Industries Inc.	459,963	13,362
*	DigitalGlobe Inc.	396,583	12,988
	Badger Meter Inc.	352,619	12,959
*	Paylocity Holding Corp.	328,396	12,686

*	Continental Building Products Inc.	509,908	12,493
	Primoris Services Corp.	525,070	12,192
*	Armstrong World Industries Inc.	263,979	12,156
	Heartland Express Inc.	582,183	11,673
	Lindsay Corp.	129,339	11,397
	Advanced Drainage Systems Inc.	488,985	10,709
	Sun Hydraulics Corp.	290,135	10,477
	Insperity Inc.	114,280	10,131
*,^ Inovalon Holdings Inc. Class A		790,166	9,956
*,^ Evolent Health Inc. Class A		436,503	9,734
*	Team Inc.	358,763	9,704
	EnPro Industries Inc.	135,185	9,620
*	Builders FirstSource Inc.	609,039	9,075
	Quanex Building Products Corp.	437,456	8,858
	Comfort Systems USA Inc.	237,982	8,722
*	Thermon Group Holdings Inc.	413,177	8,611
	Mobile Mini Inc.	281,521	8,586
	Albany International Corp.	185,222	8,529
	Cubic Corp.	154,526	8,159
*	FARO Technologies Inc.	213,555	7,635
*	Aerovironment Inc.	269,909	7,566
*,^ TASER International Inc.		317,978	7,247
*	Multi Packaging Solutions International Ltd.	395,645	7,102
	Gorman-Rupp Co.	216,643	6,803
*	Advanced Disposal Services Inc.	280,501	6,339
*	InnerWorkings Inc.	597,081	5,947
*	REV Group Inc.	201,816	5,564
	Griffon Corp.	224,671	5,538
*	Ply Gem Holdings Inc.	259,640	5,115
*	Mistras Group Inc.	222,543	4,758
*	Bazaarvoice Inc.	946,328	4,069
*	Astronics Corp.	91,091	2,890
*	Armstrong Flooring Inc.	141,046	2,598
*	Astronics Corp. Class B	33,227	1,057
^	Sturm Ruger & Co. Inc.	48	3
*	Donnelley Financial Solutions Inc.	64	1
*	Roadrunner Transportation Systems Inc.	76	1
			3,487,312
Oil & Gas (4.6%)
*	Diamondback Energy Inc.	1,151,920	119,471
*	Parsley Energy Inc. Class A	2,925,146	95,096
*	Newfield Exploration Co.	2,543,231	93,871
*	RSP Permian Inc.	1,449,952	60,071
*	Southwestern Energy Co.	6,359,786	51,959
	Patterson-UTI Energy Inc.	2,124,520	51,562
*	Rice Energy Inc.	2,070,615	49,074
*	PDC Energy Inc.	718,845	44,820
*	Gulfport Energy Corp.	1,975,427	33,958
*	Callon Petroleum Co.	2,571,592	33,842
*	Matador Resources Co.	1,082,220	25,746
*	Carrizo Oil & Gas Inc.	792,219	22,705
	Pattern Energy Group Inc. Class A	891,987	17,956
	SM Energy Co.	709,144	17,034
^	RPC Inc.	831,851	15,231
*	Extraction Oil & Gas Inc.	766,828	14,225
*	SEACOR Holdings Inc.	198,942	13,765
*	Laredo Petroleum Inc.	927,835	13,546

*,^ Centennial Resource Development Inc. Class A		723,540	13,190
*	Clayton Williams Energy Inc.	67,378	8,899
*,^ Flotek Industries Inc.		691,441	8,844
*	Newpark Resources Inc.	1,029,076	8,336
*,^ Keane Group Inc.		398,615	5,700
*,^ Jagged Peak Energy Inc.		404,700	5,277
*,^ Sanchez Energy Corp.		412,353	3,934
*,^ WildHorse Resource Development Corp.		230,591	2,869
*	Cobalt International Energy Inc.	4,542,157	2,423
*	Bill Barrett Corp.	452,472	2,059
*	Eclipse Resources Corp.	498,989	1,267
			836,730
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	1,798,309	1,996
*	Media General Inc. CVR	1,362,047	405
*	Clinical Data CVR	132,154	—
			2,401

Technology (15.8%)
*	Cadence Design Systems Inc.	3,562,393	111,859
	SS&C Technologies Holdings Inc.	2,203,556	78,006
*	Arista Networks Inc.	589,248	77,940
*	PTC Inc.	1,477,611	77,648
*	Fortinet Inc.	1,878,165	72,028
*	IAC/InterActiveCorp	938,502	69,186
*	Ultimate Software Group Inc.	351,823	68,679
*	Tyler Technologies Inc.	423,250	65,417
*	Veeva Systems Inc. Class A	1,247,907	63,993
*	Cavium Inc.	812,876	58,251
*	Aspen Technology Inc.	971,448	57,238
*,^ athenahealth Inc.		504,674	56,872
*	Guidewire Software Inc.	938,782	52,882
	Fair Isaac Corp.	396,496	51,128
	j2 Global Inc.	583,112	48,929
	MKS Instruments Inc.	684,646	47,069
*	Manhattan Associates Inc.	899,426	46,815
*	EPAM Systems Inc.	619,420	46,779
	Blackbaud Inc.	607,284	46,560
*	ViaSat Inc.	698,693	44,591
	Monolithic Power Systems Inc.	467,721	43,077
*	Ciena Corp.	1,804,796	42,611
*	NetScout Systems Inc.	1,114,210	42,284
*	Entegris Inc.	1,804,543	42,226
*	Ellie Mae Inc.	410,102	41,121
*	Medidata Solutions Inc.	699,437	40,350
*	Lumentum Holdings Inc.	739,991	39,478
*	Proofpoint Inc.	525,817	39,100
*	Finisar Corp.	1,414,682	38,677
*	Integrated Device Technology Inc.	1,620,070	38,347
	InterDigital Inc.	438,584	37,850
*	Silicon Laboratories Inc.	508,582	37,406
*	Dycom Industries Inc.	382,287	35,534
*	Advanced Energy Industries Inc.	507,506	34,795
*	Tableau Software Inc. Class A	701,610	34,765
*	Square Inc.	1,914,207	33,077
*	Paycom Software Inc.	570,698	32,821

*	ACI Worldwide Inc.	1,499,546	32,075
*	Zendesk Inc.	1,097,813	30,783
*	Allscripts Healthcare Solutions Inc.	2,366,955	30,013
*	Electronics For Imaging Inc.	593,046	28,958
*	CommVault Systems Inc.	519,165	26,374
*	GoDaddy Inc. Class A	671,562	25,452
*	HubSpot Inc.	416,405	25,213
*	Cornerstone OnDemand Inc.	646,460	25,141
*	RealPage Inc.	719,889	25,124
*	Cirrus Logic Inc.	411,013	24,944
*,^ FireEye Inc.		1,970,367	24,846
	Power Integrations Inc.	355,250	23,358
*	Inphi Corp.	474,888	23,184
	Plantronics Inc.	423,415	22,911
	Cogent Communications Holdings Inc.	524,167	22,565
*	MicroStrategy Inc. Class A	120,007	22,537
*	Synaptics Inc.	451,746	22,366
*	Mercury Systems Inc.	571,286	22,309
*	2U Inc.	542,552	21,518
	Xperi Corp.	622,091	21,120
*,^ 3D Systems Corp.		1,367,434	20,457
*	RingCentral Inc. Class A	693,700	19,632
	Pegasystems Inc.	437,804	19,198
*	Infinera Corp.	1,868,841	19,118
*,^ Twilio Inc. Class A		660,754	19,076
*	Rambus Inc.	1,417,043	18,620
*	Envestnet Inc.	521,368	16,840
*	New Relic Inc.	438,619	16,260
	NIC Inc.	799,232	16,144
*,^ Ubiquiti Networks Inc.		314,472	15,805
*	BroadSoft Inc.	388,297	15,610
*	Gigamon Inc.	414,483	14,735
*	InvenSense Inc.	1,090,972	13,779
*	Synchronoss Technologies Inc.	520,129	12,691
*	Super Micro Computer Inc.	492,213	12,478
*	Bottomline Technologies de Inc.	489,832	11,584
*,^ Acacia Communications Inc.		196,592	11,524
*	Cray Inc.	517,466	11,332
*	Diodes Inc.	464,810	11,179
	Monotype Imaging Holdings Inc.	527,528	10,603
*	Nimble Storage Inc.	839,908	10,499
*	MaxLinear Inc.	372,334	10,444
*	Shutterstock Inc.	247,299	10,226
*	Lattice Semiconductor Corp.	1,476,399	10,217
*	Barracuda Networks Inc.	436,229	10,081
*	Box Inc.	601,397	9,809
*	Ultratech Inc.	326,396	9,668
*	CEVA Inc.	271,995	9,656
*,^ Pure Storage Inc. Class A		895,474	8,802
*,^ Gogo Inc.		719,781	7,918
*	Ixia	395,645	7,774
	Syntel Inc.	431,769	7,267
*	Loral Space & Communications Inc.	164,647	6,487
	ADTRAN Inc.	310,815	6,449
*	Endurance International Group Holdings Inc.	814,172	6,391
*	CommerceHub Inc.	365,704	5,679
*	Actua Corp.	397,985	5,592

* FormFactor Inc.			452,282	5,360
* Virtusa Corp.			172,297	5,207
Forrester Research Inc.			127,339	5,062
*,^ Benefitfocus Inc.			169,617	4,741
*,^ Hortonworks Inc.			467,457	4,586
* LivePerson Inc.			666,665	4,567
*,^ Nutanix Inc.			220,657	4,142
*,^ Blackline Inc.			129,984	3,868
* Calix Inc.			527,610	3,825
* Jive Software Inc.			792,102	3,406
*,^ Rapid7 Inc.			215,941	3,235
* CommerceHub Inc. Class A			173,338	2,683
* Harmonic Inc.			247,770	1,474
* Castlight Health Inc. Class B			397,239	1,450
* MobileIron Inc.			254,397	1,107
* SecureWorks Corp. Class A			101,746	967
* Advanced Micro Devices Inc.			1,952	28
Computer Programs & Systems Inc.			32	1
* Sonus Networks Inc.			116	1
* ChannelAdvisor Corp.			58	1
				2,901,515
Telecommunications (0.3%)
Windstream Holdings Inc.			2,326,645	12,680
* Cincinnati Bell Inc.			534,673	9,464
ATN International Inc.			133,976	9,434
Shenandoah Telecommunications Co.			297,498	8,345
*,^ Globalstar Inc.			4,930,477	7,889
				47,812
Utilities (0.3%)
Ormat Technologies Inc.			508,161	29,006
* Dynegy Inc.			1,425,229	11,202
* TerraForm Power Inc. Class A			585,581	7,244
*,^ Sunrun Inc.			929,074	5,017
*,^ Vivint Solar Inc.			285,505	799
				53,268
Total Common Stocks (Cost $14,248,242)				18,289,083
			Face
		Maturity	Amount
	Coupon	Date	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
Capital Goods (0.0%)
Mueller Industries Inc. (Cost $3,591)	6.000%	3/1/27	3,641	3,614

			Shares
Temporary Cash Investments (2.2%)1
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund	0.965%		3,883,550	388,432

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.564%	5/4/17	1,000	999

5 United States Treasury Bill	0.574%	5/11/17	2,000	1,999
United States Treasury Bill	0.756%	6/22/17	1,900	1,897
				4,895
Total Temporary Cash Investments (Cost $393,271)				393,327
Total Investments (102.0%) (Cost $14,645,104)				18,686,024
Other Assets and Liabilities-Net (-2.0%)4				(357,686)
Net Assets (100%)				18,328,338

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $348,906,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $365,867,000 of collateral received for securities on loan.
5 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,286,682	—	2,401

Small-Cap Growth Index Fund

Corporate Bonds	—	3,614	—
Temporary Cash Investments	388,432	4,895	—
Futures Contracts—Assets[1]	62	—	—
Total	18,675,176	8,509	2,401
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	400	27,688	659

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $14,645,104,000. Net unrealized appreciation of investment securities for tax purposes was $4,040,920,000, consisting of unrealized gains of

Small-Cap Growth Index Fund

$4,998,527,000 on securities that had risen in value since their purchase and $957,607,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (6.0%)
	Steel Dynamics Inc.	3,510,888	122,038
	RPM International Inc.	2,024,554	111,411
	Chemours Co.	2,776,193	106,883
	United States Steel Corp.	2,614,288	88,389
	Olin Corp.	2,507,431	82,419
	Huntsman Corp.	3,068,929	75,312
	Scotts Miracle-Gro Co.	680,256	63,529
	Sensient Technologies Corp.	672,073	53,269
	Cabot Corp.	848,674	50,844
*	Alcoa Corp.	1,248,370	42,944
	PolyOne Corp.	1,245,624	42,463
*	CONSOL Energy Inc.	2,435,568	40,869
	HB Fuller Co.	763,136	39,347
*	GCP Applied Technologies Inc.	1,077,462	35,179
^	Compass Minerals International Inc.	512,589	34,779
	Domtar Corp.	949,414	34,673
*	AK Steel Holding Corp.	4,775,520	34,336
*	Cliffs Natural Resources Inc.	4,151,670	34,085
	Commercial Metals Co.	1,753,483	33,544
*	Chemtura Corp.	956,957	31,962
	Worthington Industries Inc.	676,243	30,492
^	Allegheny Technologies Inc.	1,649,018	29,616
	Carpenter Technology Corp.	708,317	26,420
*	Versum Materials Inc.	824,321	25,224
	Quaker Chemical Corp.	190,977	25,144
	Stepan Co.	305,425	24,071
*	Univar Inc.	734,542	22,521
	Innospec Inc.	346,715	22,450
*	Arch Coal Inc. Class A	316,553	21,823
	Minerals Technologies Inc.	265,698	20,352
	Kaiser Aluminum Corp.	251,905	20,127
	Tronox Ltd. Class A	888,427	16,392
	Hecla Mining Co.	2,995,648	15,847
	Innophos Holdings Inc.	280,028	15,113
*	Kraton Corp.	467,638	14,459
	PH Glatfelter Co.	660,066	14,350
	A Schulman Inc.	425,011	13,367
*	Clearwater Paper Corp.	237,281	13,288
*	Koppers Holdings Inc.	298,125	12,626
*	Coeur Mining Inc.	1,373,529	11,098
*	Ferro Corp.	633,884	9,629
	Rayonier Advanced Materials Inc.	656,732	8,833
	Tredegar Corp.	422,892	7,422
	Haynes International Inc.	189,443	7,222
*	Resolute Forest Products Inc.	890,847	4,855
	FutureFuel Corp.	335,497	4,757
*	Century Aluminum Co.	359,656	4,564
	Kronos Worldwide Inc.	265,405	4,361

*	SunCoke Energy Inc.	483,460	4,332
			1,609,030
Consumer Goods (6.8%)
	Pinnacle Foods Inc.	1,790,732	103,630
	Leggett & Platt Inc.	2,027,179	102,008
	Thor Industries Inc.	757,377	72,807
	Goodyear Tire & Rubber Co.	1,907,533	68,671
	Ingredion Inc.	544,233	65,542
*,^ Herbalife Ltd.		987,974	57,441
	Flowers Foods Inc.	2,849,566	55,310
	Energizer Holdings Inc.	937,012	52,238
	Tenneco Inc.	834,494	52,089
	Spectrum Brands Holdings Inc.	356,797	49,598
*	Visteon Corp.	497,537	48,734
	Snyder's-Lance Inc.	1,166,271	47,012
	Nu Skin Enterprises Inc. Class A	784,408	43,566
	Dana Inc.	2,183,895	42,171
*	Helen of Troy Ltd.	409,107	38,538
	Tupperware Brands Corp.	613,426	38,474
*	US Foods Holding Corp.	1,338,406	37,449
*	Darling Ingredients Inc.	2,495,034	36,228
	Wolverine World Wide Inc.	1,421,154	35,486
	Cooper Tire & Rubber Co.	799,036	35,437
*	Edgewell Personal Care Co.	435,730	31,869
	HNI Corp.	675,411	31,130
	Sanderson Farms Inc.	292,837	30,408
	Fresh Del Monte Produce Inc.	505,389	29,934
*	Cooper-Standard Holdings Inc.	268,446	29,779
*	Avon Products Inc.	6,642,882	29,229
*	Deckers Outdoor Corp.	483,574	28,884
	Herman Miller Inc.	908,647	28,668
	Universal Corp.	383,304	27,119
	Dean Foods Co.	1,374,167	27,016
	KB Home	1,159,397	23,049
*	American Axle & Manufacturing Holdings Inc.	1,158,196	21,751
*	ACCO Brands Corp.	1,625,992	21,382
	La-Z-Boy Inc.	740,313	19,988
	Steelcase Inc. Class A	1,172,942	19,647
	Schweitzer-Mauduit International Inc.	463,088	19,181
	Lancaster Colony Corp.	145,709	18,773
	Seaboard Corp.	4,444	18,529
*	Central Garden & Pet Co. Class A	515,765	17,907
*	Vista Outdoor Inc.	864,236	17,795
	Knoll Inc.	708,394	16,867
*	Taylor Morrison Home Corp. Class A	749,335	15,976
^	Cal-Maine Foods Inc.	430,281	15,834
	Andersons Inc.	384,933	14,589
	Briggs & Stratton Corp.	616,954	13,851
*	G-III Apparel Group Ltd.	589,640	12,907
	Columbia Sportswear Co.	210,812	12,385
	Ethan Allen Interiors Inc.	377,049	11,557
^	Valvoline Inc.	465,674	11,432
*,^ Fossil Group Inc.		621,397	10,843
	Inter Parfums Inc.	260,089	9,506
	MDC Holdings Inc.	312,851	9,401
	Superior Industries International Inc.	367,732	9,322
*	Modine Manufacturing Co.	722,024	8,809

^	Tootsie Roll Industries Inc.	235,016	8,778
	National Presto Industries Inc.	78,974	8,071
*	Crocs Inc.	1,061,914	7,508
	Movado Group Inc.	232,721	5,806
*	Central Garden & Pet Co.	156,302	5,794
*	Iconix Brand Group Inc.	760,091	5,716
	Metaldyne Performance Group Inc.	200,612	4,584
*	Eastman Kodak Co.	357,961	4,117
	Phibro Animal Health Corp. Class A	141,533	3,977
	Titan International Inc.	330,159	3,414
*	Vera Bradley Inc.	299,729	2,790
			1,808,301
Consumer Services (10.5%)
*	JetBlue Airways Corp.	5,107,944	105,275
	KAR Auction Services Inc.	2,094,236	91,455
	Service Corp. International	2,710,557	83,702
	TEGNA Inc.	3,249,913	83,263
	Cinemark Holdings Inc.	1,648,214	73,082
	Dun & Bradstreet Corp.	558,233	60,256
^	Cracker Barrel Old Country Store Inc.	364,546	58,054
	CST Brands Inc.	1,147,604	55,188
	Sinclair Broadcast Group Inc. Class A	1,162,533	47,083
*	Beacon Roofing Supply Inc.	910,885	44,779
	Dolby Laboratories Inc. Class A	833,319	43,674
	Cable One Inc.	69,275	43,260
	Chemed Corp.	233,630	42,682
*	ServiceMaster Global Holdings Inc.	1,021,735	42,657
	Tribune Media Co. Class A	1,126,689	41,992
	Graham Holdings Co. Class B	66,953	40,142
	Wendy's Co.	2,923,234	39,785
*	Murphy USA Inc.	531,624	39,032
	Regal Entertainment Group Class A	1,715,584	38,738
	Meredith Corp.	596,578	38,539
	John Wiley & Sons Inc. Class A	696,236	37,458
	Office Depot Inc.	8,013,958	37,385
	H&R Block Inc.	1,570,867	36,523
	GameStop Corp. Class A	1,545,609	34,854
	American Eagle Outfitters Inc.	2,482,963	34,836
*	Avis Budget Group Inc.	1,174,176	34,732
	AMERCO	89,234	34,015
*	Rite Aid Corp.	7,981,051	33,919
*	United Natural Foods Inc.	767,500	33,179
	Big Lots Inc.	676,145	32,915
	Brinker International Inc.	740,074	32,534
	Aaron's Inc.	1,083,806	32,232
	Williams-Sonoma Inc.	598,485	32,091
*	Acxiom Corp.	1,125,061	32,031
	Matthews International Corp. Class A	464,513	31,424
	Children's Place Inc.	259,545	31,158
	Hillenbrand Inc.	868,885	31,150
	Bloomin' Brands Inc.	1,557,679	30,733
	Extended Stay America Inc.	1,915,343	30,531
	Lithia Motors Inc. Class A	336,852	28,851
	DeVry Education Group Inc.	810,533	28,733
	New York Times Co. Class A	1,944,951	28,007
*	Spirit Airlines Inc.	524,918	27,857
*,^ JC Penney Co. Inc.		4,434,492	27,316

	Chico's FAS Inc.	1,858,339	26,388
*	Boyd Gaming Corp.	1,192,253	26,242
*	Performance Food Group Co.	1,098,948	26,155
	Time Inc.	1,349,695	26,117
	SkyWest Inc.	745,307	25,527
	Penske Automotive Group Inc.	516,755	24,189
	Group 1 Automotive Inc.	308,070	22,822
*	Sally Beauty Holdings Inc.	1,079,394	22,063
*	Cabela's Inc.	415,126	22,047
*	MSG Networks Inc.	932,305	21,769
*	Penn National Gaming Inc.	1,138,424	20,981
	Core-Mark Holding Co. Inc.	664,814	20,736
	Bob Evans Farms Inc.	299,176	19,408
	DSW Inc. Class A	930,905	19,251
	SeaWorld Entertainment Inc.	1,010,753	18,466
*	Herc Holdings Inc.	365,036	17,847
	HSN Inc.	474,203	17,593
*	Asbury Automotive Group Inc.	287,909	17,303
	ILG Inc.	802,961	16,830
*	La Quinta Holdings Inc.	1,237,046	16,725
	Caleres Inc.	619,088	16,356
*	Houghton Mifflin Harcourt Co.	1,581,209	16,049
*	Genesco Inc.	286,057	15,862
*	SUPERVALU Inc.	4,048,516	15,627
*	Rush Enterprises Inc. Class A	466,688	15,438
	Capella Education Co.	175,154	14,892
*	Urban Outfitters Inc.	617,226	14,665
	Gannett Co. Inc.	1,725,121	14,457
*,^ Hertz Global Holdings Inc.		817,207	14,334
	DineEquity Inc.	260,500	14,176
^	Dillard's Inc. Class A	267,436	13,971
	Scholastic Corp.	323,836	13,786
	International Speedway Corp. Class A	365,061	13,489
*	Caesars Acquisition Co. Class A	841,229	12,955
	Abercrombie & Fitch Co.	1,026,916	12,251
	Strayer Education Inc.	150,880	12,144
	Tailored Brands Inc.	740,027	11,056
*	Express Inc.	1,131,904	10,312
*	EW Scripps Co. Class A	431,442	10,113
*	K12 Inc.	523,663	10,028
	Guess? Inc.	897,618	10,008
	Finish Line Inc. Class A	617,464	8,787
	Weis Markets Inc.	143,208	8,542
^	Buckle Inc.	442,958	8,239
	Pier 1 Imports Inc.	1,135,163	8,128
	Cato Corp. Class A	362,079	7,951
	Barnes & Noble Inc.	828,309	7,662
^	GNC Holdings Inc. Class A	1,039,293	7,649
	Sonic Automotive Inc. Class A	374,294	7,505
*	Vitamin Shoppe Inc.	361,996	7,294
^	Fred's Inc. Class A	540,293	7,078
^	Rent-A-Center Inc.	770,498	6,834
*,^ Weight Watchers International Inc.		437,245	6,808
*	Laureate Education Inc. Class A	474,620	6,773
*	Bankrate Inc.	685,836	6,618
*,^ Party City Holdco Inc.		449,794	6,320
*	Regis Corp.	530,399	6,216

*	Biglari Holdings Inc.	14,012	6,053
*	Ascena Retail Group Inc.	1,393,835	5,938
	New Media Investment Group Inc.	382,041	5,429
*	American Public Education Inc.	233,970	5,358
*	Zumiez Inc.	281,022	5,143
*	Barnes & Noble Education Inc.	522,216	5,008
*	FTD Cos. Inc.	245,652	4,947
*	Hibbett Sports Inc.	165,439	4,880
*,^ Sears Holdings Corp.		402,736	4,627
*,^ Smart & Final Stores Inc.		382,359	4,627
*	RetailMeNot Inc.	539,850	4,373
*	Caesars Entertainment Corp.	449,011	4,288
*,^ Lands' End Inc.		194,541	4,173
	Speedway Motorsports Inc.	187,425	3,531
	Clear Channel Outdoor Holdings Inc. Class A	543,554	3,289
*	Bridgepoint Education Inc.	281,270	3,001
*	Rush Enterprises Inc. Class B	94,530	2,947
*	Drive Shack Inc.	425,857	1,767
			2,795,313
Financials (30.2%)
	East West Bancorp Inc.	2,185,066	112,771
	Apartment Investment & Management Co.	2,377,660	105,449
	American Financial Group Inc.	1,052,897	100,467
	National Retail Properties Inc.	2,231,714	97,347
	RenaissanceRe Holdings Ltd.	620,668	89,780
	Starwood Property Trust Inc.	3,930,323	88,747
	Liberty Property Trust	2,227,964	85,888
	New Residential Investment Corp.	4,658,066	79,094
	Hospitality Properties Trust	2,490,035	78,511
	Commerce Bancshares Inc.	1,386,142	77,846
	Old Republic International Corp.	3,781,509	77,445
	Cullen/Frost Bankers Inc.	869,672	77,375
	Highwoods Properties Inc.	1,541,088	75,714
	Eaton Vance Corp.	1,635,148	73,516
	Assured Guaranty Ltd.	1,976,049	73,331
	Senior Housing Properties Trust	3,600,403	72,908
	Synovus Financial Corp.	1,760,542	72,217
	EPR Properties	964,619	71,025
	Brown & Brown Inc.	1,700,235	70,934
	Prosperity Bancshares Inc.	1,000,698	69,759
	Webster Financial Corp.	1,390,586	69,585
	FNB Corp.	4,651,317	69,165
	PrivateBancorp Inc.	1,147,615	68,134
	Allied World Assurance Co. Holdings AG	1,254,948	66,638
	First American Financial Corp.	1,666,849	65,474
	First Horizon National Corp.	3,535,895	65,414
	Realogy Holdings Corp.	2,161,807	64,400
	Validus Holdings Ltd.	1,139,585	64,261
	Popular Inc.	1,572,856	64,062
	Weingarten Realty Investors	1,844,511	61,588
	Apple Hospitality REIT Inc.	3,216,769	61,440
	IBERIABANK Corp.	771,742	61,045
	Umpqua Holdings Corp.	3,337,722	59,211
	BankUnited Inc.	1,578,875	58,908
*	Equity Commonwealth	1,881,053	58,727
	Radian Group Inc.	3,249,898	58,368
	DuPont Fabros Technology Inc.	1,175,063	58,271

Hancock Holding Co.	1,274,967	58,075
Hanover Insurance Group Inc.	644,278	58,024
Taubman Centers Inc.	871,584	57,542
Primerica Inc.	694,474	57,086
GEO Group Inc.	1,229,240	57,000
Associated Banc-Corp	2,301,792	56,164
CoreCivic Inc.	1,784,061	56,055
Chemical Financial Corp.	1,069,526	54,706
Chimera Investment Corp.	2,703,928	54,565
Wintrust Financial Corp.	785,027	54,261
CNO Financial Group Inc.	2,634,374	54,005
Bank of Hawaii Corp.	647,120	53,297
Rayonier Inc.	1,862,465	52,782
* MGIC Investment Corp.	5,169,921	52,371
Retail Properties of America Inc.	3,591,048	51,783
MB Financial Inc.	1,203,772	51,546
UMB Financial Corp.	679,563	51,178
Sunstone Hotel Investors Inc.	3,336,338	51,146
Two Harbors Investment Corp.	5,270,021	50,540
LaSalle Hotel Properties	1,714,565	49,637
^ United Bankshares Inc.	1,167,030	49,307
* Stifel Financial Corp.	981,402	49,257
* SLM Corp.	4,063,264	49,166
Omega Healthcare Investors Inc.	1,479,493	48,809
White Mountains Insurance Group Ltd.	55,358	48,708
ProAssurance Corp.	807,499	48,652
PacWest Bancorp	911,910	48,568
LPL Financial Holdings Inc.	1,219,359	48,567
Empire State Realty Trust Inc.	2,345,403	48,409
Legg Mason Inc.	1,329,830	48,020
Aspen Insurance Holdings Ltd.	906,944	47,206
First Industrial Realty Trust Inc.	1,772,215	47,194
Erie Indemnity Co. Class A	384,127	47,132
Piedmont Office Realty Trust Inc. Class A	2,203,262	47,106
Fulton Financial Corp.	2,626,529	46,884
MFA Financial Inc.	5,651,089	45,661
Washington Federal Inc.	1,354,019	44,818
Valley National Bancorp	3,797,707	44,813
Brandywine Realty Trust	2,656,543	43,116
Cathay General Bancorp	1,135,938	42,802
Blackstone Mortgage Trust Inc. Class A	1,365,884	42,288
RLJ Lodging Trust	1,795,034	42,201
National Health Investors Inc.	573,923	41,684
Selective Insurance Group Inc.	882,320	41,601
Columbia Property Trust Inc.	1,856,288	41,302
Assurant Inc.	421,883	40,362
Forest City Realty Trust Inc. Class A	1,831,495	39,890
TCF Financial Corp.	2,328,946	39,639
Glacier Bancorp Inc.	1,160,059	39,361
BancorpSouth Inc.	1,278,105	38,663
^ First Financial Bankshares Inc.	952,258	38,186
RLI Corp.	632,574	37,967
BGC Partners Inc. Class A	3,329,428	37,822
Great Western Bancorp Inc.	891,122	37,793
South State Corp.	419,952	37,523
Hope Bancorp Inc.	1,948,148	37,346
Community Bank System Inc.	672,880	36,995

Federated Investors Inc. Class B	1,394,621	36,734
American National Insurance Co.	304,942	35,992
Old National Bancorp	2,049,497	35,559
Washington REIT	1,133,118	35,444
EastGroup Properties Inc.	480,103	35,302
* HRG Group Inc.	1,821,295	35,187
CVB Financial Corp.	1,557,264	34,400
Columbia Banking System Inc.	880,032	34,312
Care Capital Properties Inc.	1,273,747	34,226
Interactive Brokers Group Inc.	979,631	34,013
Navient Corp.	2,299,438	33,940
DiamondRock Hospitality Co.	3,039,103	33,886
First Midwest Bancorp Inc.	1,397,223	33,086
Mack-Cali Realty Corp.	1,224,029	32,975
EverBank Financial Corp.	1,645,170	32,048
* Genworth Financial Inc. Class A	7,548,193	31,099
Trustmark Corp.	973,937	30,961
First Citizens BancShares Inc. Class A	91,776	30,779
International Bancshares Corp.	850,831	30,119
American Equity Investment Life Holding Co.	1,268,509	29,975
Janus Capital Group Inc.	2,235,296	29,506
Argo Group International Holdings Ltd.	430,962	29,219
LTC Properties Inc.	599,708	28,726
Astoria Financial Corp.	1,380,840	28,321
United Community Banks Inc.	1,019,888	28,241
Potlatch Corp.	615,008	28,106
Outfront Media Inc.	1,048,190	27,829
Xenia Hotels & Resorts Inc.	1,618,481	27,627
Capitol Federal Financial Inc.	1,880,196	27,507
BOK Financial Corp.	349,774	27,377
Lexington Realty Trust	2,697,082	26,917
* Quality Care Properties Inc.	1,418,903	26,761
Banner Corp.	480,920	26,758
Invesco Mortgage Capital Inc.	1,691,784	26,087
Mercury General Corp.	418,842	25,545
Independent Bank Corp.	388,871	25,277
Renasant Corp.	633,716	25,152
Horace Mann Educators Corp.	610,307	25,053
Park Hotels & Resorts Inc.	972,850	24,973
Corporate Office Properties Trust	747,033	24,727
CBL & Associates Properties Inc.	2,586,029	24,671
Northwest Bancshares Inc.	1,458,295	24,558
First Financial Bancorp	892,197	24,491
Select Income REIT	948,305	24,457
Washington Prime Group Inc.	2,807,744	24,399
New York REIT Inc.	2,515,257	24,373
NBT Bancorp Inc.	654,106	24,248
^ Global Net Lease Inc.	1,004,569	24,190
WesBanco Inc.	631,613	24,071
* Enstar Group Ltd.	122,870	23,505
Provident Financial Services Inc.	904,646	23,385
* PRA Group Inc.	702,834	23,299
Kemper Corp.	583,427	23,279
Sterling Bancorp	968,222	22,947
* Green Dot Corp. Class A	684,986	22,851
Government Properties Income Trust	1,079,431	22,593
First Hawaiian Inc.	740,966	22,170

*	KCG Holdings Inc. Class A	1,175,163	20,953
	Chesapeake Lodging Trust	865,953	20,748
	Park National Corp.	196,915	20,715
^	Westamerica Bancorporation	369,820	20,647
	Navigators Group Inc.	375,757	20,404
^	Waddell & Reed Financial Inc. Class A	1,191,464	20,255
	Boston Private Financial Holdings Inc.	1,197,342	19,636
	Artisan Partners Asset Management Inc. Class A	706,893	19,510
	Redwood Trust Inc.	1,162,435	19,308
	AmTrust Financial Services Inc.	1,032,677	19,063
	Franklin Street Properties Corp.	1,543,680	18,740
	Acadia Realty Trust	612,468	18,411
	CYS Investments Inc.	2,290,368	18,208
	First Commonwealth Financial Corp.	1,348,725	17,884
	Employers Holdings Inc.	462,022	17,534
	Tompkins Financial Corp.	216,815	17,464
	Berkshire Hills Bancorp Inc.	484,328	17,460
	S&T Bancorp Inc.	502,439	17,384
	National General Holdings Corp.	726,018	17,250
	PennyMac Mortgage Investment Trust	961,537	17,067
*	Walker & Dunlop Inc.	403,568	16,825
	Beneficial Bancorp Inc.	1,035,947	16,575
*	MBIA Inc.	1,952,569	16,538
	Brookline Bancorp Inc.	1,016,062	15,901
	Capstead Mortgage Corp.	1,457,149	15,358
	Safety Insurance Group Inc.	218,026	15,284
	Infinity Property & Casualty Corp.	159,253	15,209
	Pennsylvania REIT	1,001,016	15,155
	Maiden Holdings Ltd.	1,041,379	14,579
	City Holding Co.	216,409	13,954
*	First BanCorp	2,465,668	13,931
	State Bank Financial Corp.	531,125	13,873
	Piper Jaffray Cos.	217,188	13,867
	Central Pacific Financial Corp.	444,043	13,561
	Ladder Capital Corp. Class A	921,589	13,308
	United Fire Group Inc.	307,562	13,154
*	FNFV Group	955,987	12,667
^	ARMOUR Residential REIT Inc.	555,730	12,621
	Monogram Residential Trust Inc.	1,260,441	12,567
	American Assets Trust Inc.	298,600	12,493
	First Interstate BancSystem Inc. Class A	309,541	12,273
	Nelnet Inc. Class A	279,623	12,264
*	iStar Inc.	1,026,862	12,117
	Universal Health Realty Income Trust	185,684	11,977
	MTGE Investment Corp.	692,118	11,593
	Hersha Hospitality Trust Class A	601,334	11,299
	Saul Centers Inc.	177,665	10,948
	Investors Real Estate Trust	1,844,011	10,935
*	Santander Consumer USA Holdings Inc.	813,917	10,841
*,^ Encore Capital Group Inc.		348,874	10,745
	BancFirst Corp.	118,696	10,671
	Virtus Investment Partners Inc.	98,088	10,388
	National Western Life Group Inc. Class A	33,754	10,267
*	OneMain Holdings Inc. Class A	408,882	10,161
	Oritani Financial Corp.	588,931	10,012
*	Greenlight Capital Re Ltd. Class A	446,771	9,874
	FBL Financial Group Inc. Class A	150,198	9,830

	Getty Realty Corp.	386,067	9,756
	Investment Technology Group Inc.	468,881	9,495
	Dime Community Bancshares Inc.	454,744	9,231
	First Potomac Realty Trust	838,344	8,618
*	Flagstar Bancorp Inc.	301,633	8,503
	Anworth Mortgage Asset Corp.	1,457,868	8,091
	Ashford Hospitality Trust Inc.	1,241,856	7,911
	OFG Bancorp	665,922	7,858
	AG Mortgage Investment Trust Inc.	420,844	7,596
*	Nationstar Mortgage Holdings Inc.	445,154	7,016
*	Forestar Group Inc.	487,444	6,654
	Virtu Financial Inc. Class A	389,242	6,617
^	Seritage Growth Properties Class A	146,474	6,320
*	MoneyGram International Inc.	361,526	6,077
	State Auto Financial Corp.	219,740	6,032
*	Ambac Financial Group Inc.	315,946	5,959
*,^ Altisource Portfolio Solutions SA		155,499	5,722
	Northfield Bancorp Inc.	308,999	5,568
	Greenhill & Co. Inc.	176,235	5,164
	Houlihan Lokey Inc. Class A	148,827	5,127
^	Fidelity & Guaranty Life	181,036	5,033
	OneBeacon Insurance Group Ltd. Class A	311,991	4,992
	Ashford Hospitality Prime Inc.	437,916	4,646
*	World Acceptance Corp.	67,740	3,508
*	EZCORP Inc. Class A	374,330	3,051
	RMR Group Inc. Class A	53,010	2,624
	GAMCO Investors Inc. Class A	71,218	2,107
	Associated Capital Group Inc. Class A	46,233	1,671
	Colony NorthStar Inc. Class A	3,124	40
			8,057,872
Health Care (5.7%)
	Teleflex Inc.	680,625	131,858
*	WellCare Health Plans Inc.	671,461	94,146
*	United Therapeutics Corp.	681,640	92,280
	Hill-Rom Holdings Inc.	990,763	69,948
*	Charles River Laboratories International Inc.	718,116	64,595
	Patterson Cos. Inc.	1,261,692	57,066
	HealthSouth Corp.	1,282,290	54,895
*	Envision Healthcare Corp.	889,776	54,561
*	Alere Inc.	1,318,720	52,393
*,^ Kite Pharma Inc.		666,473	52,311
	STERIS plc	643,967	44,730
*	Prestige Brands Holdings Inc.	802,735	44,600
*	LifePoint Health Inc.	605,892	39,686
*,^ Integra LifeSciences Holdings Corp.		907,746	38,243
*	Brookdale Senior Living Inc.	2,812,991	37,778
*	VWR Corp.	1,296,482	36,561
*	Sage Therapeutics Inc.	507,590	36,074
*	Endo International plc	3,037,735	33,901
*	Portola Pharmaceuticals Inc.	857,948	33,623
	Owens & Minor Inc.	926,237	32,048
*	Bio-Rad Laboratories Inc. Class A	157,539	31,404
*	Molina Healthcare Inc.	645,168	29,420
*	Halyard Health Inc.	707,575	26,952
*	Magellan Health Inc.	352,425	24,335
*,^ Tenet Healthcare Corp.		1,207,091	21,378
*	Select Medical Holdings Corp.	1,592,715	21,263

*,^ Myriad Genetics Inc.		1,031,275	19,800
*	Clovis Oncology Inc.	304,365	19,379
*	Global Blood Therapeutics Inc.	481,863	17,757
	CONMED Corp.	379,897	16,871
*	Haemonetics Corp.	394,882	16,020
*	Community Health Systems Inc.	1,638,602	14,534
*	Impax Laboratories Inc.	1,120,090	14,169
*,^ Synergy Pharmaceuticals Inc.		2,882,994	13,435
*,^ Juno Therapeutics Inc.		602,250	13,364
*	LHC Group Inc.	233,376	12,579
	Kindred Healthcare Inc.	1,228,701	10,260
*	Merit Medical Systems Inc.	354,815	10,254
	National HealthCare Corp.	137,440	9,799
*	Spark Therapeutics Inc.	175,047	9,337
*,^ Aimmune Therapeutics Inc.		417,163	9,065
*	Intra-Cellular Therapies Inc. Class A	494,399	8,034
*	Universal American Corp.	757,420	7,551
	Ensign Group Inc.	366,230	6,885
*,^ Celldex Therapeutics Inc.		1,747,953	6,310
	PDL BioPharma Inc.	2,534,717	5,754
	Invacare Corp.	453,350	5,395
*,^ PTC Therapeutics Inc.		247,257	2,433
*,^ American Renal Associates Holdings Inc.		80,099	1,352
*,^ NantKwest Inc.		374,692	1,330
*	Cempra Inc.	353,975	1,327
*	Ophthotech Corp.	268,149	981
*	Wright Medical Group Inc. CVR	71,097	111
	UnitedHealth Group Inc.	54	9
			1,510,144
Industrials (20.7%)
	Broadridge Financial Solutions Inc.	1,792,377	121,792
	Valspar Corp.	1,083,720	120,228
	Allegion plc	1,446,966	109,535
	IDEX Corp.	1,155,475	108,048
	Spirit AeroSystems Holdings Inc. Class A	1,843,499	106,775
	Carlisle Cos. Inc.	978,677	104,141
	PerkinElmer Inc.	1,660,039	96,382
	Donaldson Co. Inc.	2,001,348	91,101
	Orbital ATK Inc.	887,599	86,985
*	AECOM	2,354,281	83,789
*	Quanta Services Inc.	2,193,106	81,386
	MDU Resources Group Inc.	2,960,558	81,030
	Sonoco Products Co.	1,513,260	80,082
	Lincoln Electric Holdings Inc.	900,765	78,240
	Oshkosh Corp.	1,131,012	77,576
	Booz Allen Hamilton Holding Corp. Class A	2,159,545	76,426
	AptarGroup Inc.	950,224	73,158
	Jabil Circuit Inc.	2,485,704	71,887
	Huntington Ingalls Industries Inc.	348,910	69,866
	MSC Industrial Direct Co. Inc. Class A	679,859	69,862
	Bemis Co. Inc.	1,401,480	68,476
	Packaging Corp. of America	714,336	65,447
	BWX Technologies Inc.	1,353,986	64,450
	AGCO Corp.	1,034,145	62,235
	Trinity Industries Inc.	2,306,567	61,239
	Ryder System Inc.	810,623	61,153
	Graphic Packaging Holding Co.	4,731,496	60,894

*	Teledyne Technologies Inc.	476,782	60,294
	EMCOR Group Inc.	904,557	56,942
	Crane Co.	755,727	56,551
	Curtiss-Wright Corp.	607,439	55,435
	ITT Inc.	1,340,252	54,977
*	Kirby Corp.	777,173	54,830
*	CoreLogic Inc.	1,309,243	53,312
	Deluxe Corp.	736,560	53,158
	EnerSys	658,270	51,964
*	WESCO International Inc.	738,785	51,383
	Regal Beloit Corp.	678,791	51,351
	Valmont Industries Inc.	324,211	50,415
*	Owens-Illinois Inc.	2,461,675	50,169
*	Keysight Technologies Inc.	1,386,934	50,124
*	Conduent Inc.	2,916,764	48,943
	Timken Co.	1,058,526	47,845
	Kennametal Inc.	1,216,063	47,706
*	Colfax Corp.	1,211,010	47,544
	Chicago Bridge & Iron Co. NV	1,517,674	46,669
*	Sanmina Corp.	1,126,174	45,723
	Terex Corp.	1,445,265	45,381
	Belden Inc.	639,490	44,246
	Joy Global Inc.	1,497,399	42,302
*	MasTec Inc.	999,618	40,035
	Barnes Group Inc.	774,342	39,755
*	Esterline Technologies Corp.	450,413	38,758
	World Fuel Services Corp.	1,060,606	38,447
	GATX Corp.	597,684	36,435
	Brink's Co.	681,098	36,405
	MSA Safety Inc.	513,028	36,266
*	Rexnord Corp.	1,568,871	36,210
*	Generac Holdings Inc.	967,776	36,079
*	KLX Inc.	796,496	35,603
	Tetra Tech Inc.	869,115	35,503
	ABM Industries Inc.	800,416	34,898
	Applied Industrial Technologies Inc.	561,039	34,700
	Silgan Holdings Inc.	584,276	34,683
*	Anixter International Inc.	426,836	33,848
	Vishay Intertechnology Inc.	2,032,093	33,428
	UniFirst Corp.	234,271	33,138
*	Moog Inc. Class A	488,021	32,868
	KBR Inc.	2,160,459	32,472
	Granite Construction Inc.	600,794	30,154
*	Plexus Corp.	510,592	29,512
	Universal Forest Products Inc.	292,777	28,850
*	NeuStar Inc. Class A	833,893	27,644
	Convergys Corp.	1,289,176	27,266
*	Louisiana-Pacific Corp.	1,092,862	27,125
	Brady Corp. Class A	685,623	26,499
*	FTI Consulting Inc.	642,461	26,450
	Watts Water Technologies Inc. Class A	421,808	26,300
*,^ Knowles Corp.		1,345,551	25,498
	Korn/Ferry International	783,604	24,676
*	Swift Transportation Co.	1,198,539	24,618
	Greif Inc. Class A	443,116	24,411
*	Benchmark Electronics Inc.	741,016	23,564
*	Meritor Inc.	1,334,792	22,865

Otter Tail Corp.	597,516	22,646
Actuant Corp. Class A	852,580	22,466
ESCO Technologies Inc.	370,249	21,511
* SPX FLOW Inc.	609,243	21,147
* TTM Technologies Inc.	1,292,377	20,846
Matson Inc.	649,575	20,631
Aircastle Ltd.	833,819	20,120
* Atlas Air Worldwide Holdings Inc.	362,092	20,078
Kaman Corp.	411,108	19,787
Wabash National Corp.	939,592	19,440
Standex International Corp.	192,988	19,328
* Tutor Perini Corp.	597,728	19,008
* Integer Holdings Corp.	467,967	18,812
Triumph Group Inc.	712,919	18,358
Astec Industries Inc.	297,293	18,282
* Navistar International Corp.	742,208	18,273
Greenbrier Cos. Inc.	407,784	17,576
* Sykes Enterprises Inc.	585,436	17,212
* Cotiviti Holdings Inc.	413,012	17,194
Werner Enterprises Inc.	655,577	17,176
* TrueBlue Inc.	612,346	16,748
AAR Corp.	494,549	16,632
* Navigant Consulting Inc.	711,320	16,261
Triton International Ltd.	618,464	15,950
* Boise Cascade Co.	588,329	15,708
* Harsco Corp.	1,211,873	15,451
* DigitalGlobe Inc.	471,354	15,437
EVERTEC Inc.	944,260	15,014
CIRCOR International Inc.	249,508	14,831
* SPX Corp.	601,366	14,583
Altra Industrial Motion Corp.	373,288	14,540
* Armstrong World Industries Inc.	313,659	14,444
* TriMas Corp.	690,184	14,321
* GMS Inc.	403,038	14,122
^ Sturm Ruger & Co. Inc.	260,369	13,943
MTS Systems Corp.	252,804	13,917
* Huron Consulting Group Inc.	328,292	13,821
Encore Wire Corp.	298,267	13,720
ManTech International Corp. Class A	386,124	13,371
General Cable Corp.	708,025	12,709
* Atkore International Group Inc.	477,070	12,537
* Air Transport Services Group Inc.	764,900	12,277
RR Donnelley & Sons Co.	1,006,020	12,183
Insperity Inc.	134,882	11,957
LSC Communications Inc.	472,779	11,895
H&E Equipment Services Inc.	483,809	11,863
Quad/Graphics Inc.	461,151	11,639
McGrath RentCorp	344,830	11,576
EnPro Industries Inc.	160,691	11,435
* Aegion Corp. Class A	488,946	11,202
* Manitowoc Co. Inc.	1,896,808	10,812
* Milacron Holdings Corp.	566,537	10,543
AVX Corp.	633,731	10,381
* PHH Corp.	812,751	10,346
Comfort Systems USA Inc.	282,188	10,342
Mobile Mini Inc.	336,465	10,262
Materion Corp.	302,187	10,138

	Albany International Corp.	219,644	10,115
	Kelly Services Inc. Class A	447,075	9,773
	Cubic Corp.	184,142	9,723
*	TimkenSteel Corp.	504,537	9,541
*	Wesco Aircraft Holdings Inc.	830,231	9,465
	ArcBest Corp.	349,834	9,096
	Kforce Inc.	369,404	8,773
*	RPX Corp.	710,755	8,529
	Essendant Inc.	561,328	8,504
	Schnitzer Steel Industries Inc.	385,777	7,966
*	Donnelley Financial Solutions Inc.	396,688	7,652
	Resources Connection Inc.	426,737	7,148
*	Babcock & Wilcox Enterprises Inc.	740,497	6,916
	Landauer Inc.	138,059	6,730
	Griffon Corp.	266,701	6,574
	Hyster-Yale Materials Handling Inc.	113,344	6,391
	TeleTech Holdings Inc.	209,727	6,208
*	Forterra Inc.	288,484	5,625
	Park Electrochemical Corp.	293,019	5,233
	American Railcar Industries Inc.	118,712	4,879
*	International Seaways Inc.	208,907	3,994
*	Armstrong Flooring Inc.	167,402	3,084
	Greif Inc. Class B	31,077	2,029
	Overseas Shipholding Group Inc. Class A	452,502	1,747
*	Roadrunner Transportation Systems Inc.	236,071	1,622
*	DHI Group Inc.	354,019	1,398
			5,519,927
Oil & Gas (5.1%)
	Targa Resources Corp.	1,396,577	83,655
*	WPX Energy Inc.	6,007,940	80,446
*,^ Chesapeake Energy Corp.		13,452,042	79,905
*,^ Transocean Ltd.		5,901,906	73,479
	Nabors Industries Ltd.	4,082,340	53,356
*	Whiting Petroleum Corp.	5,499,355	52,024
*	Oasis Petroleum Inc.	3,600,895	51,349
*,^ Weatherford International plc		7,455,175	49,577
*	QEP Resources Inc.	3,632,412	46,168
	Western Refining Inc.	1,238,285	43,427
	Ensco plc Class A	4,595,416	41,129
	Oceaneering International Inc.	1,487,150	40,272
*	Energen Corp.	736,159	40,077
	PBF Energy Inc. Class A	1,653,014	36,647
	SemGroup Corp. Class A	1,002,795	36,101
	Murphy Oil Corp.	1,240,962	35,479
*	Superior Energy Services Inc.	2,297,461	32,762
*,^ First Solar Inc.		1,183,929	32,084
*	Dril-Quip Inc.	569,301	31,055
*	Rowan Cos. plc Class A	1,899,024	29,587
*	NOW Inc.	1,631,035	27,662
*	Oil States International Inc.	779,094	25,827
*	MRC Global Inc.	1,364,305	25,008
*	McDermott International Inc.	3,655,124	24,672
	Noble Corp. plc	3,683,396	22,800
*	Forum Energy Technologies Inc.	1,005,962	20,823
	Delek US Holdings Inc.	843,390	20,469
	SM Energy Co.	842,663	20,241
*	Unit Corp.	779,247	18,827

*	Chart Industries Inc.	466,020	16,283
*	Helix Energy Solutions Group Inc.	2,076,948	16,138
*	Laredo Petroleum Inc.	1,099,790	16,057
*,^ Centennial Resource Development Inc. Class A		859,923	15,676
*,^ Diamond Offshore Drilling Inc.		935,249	15,628
*,^ Denbury Resources Inc.		6,037,532	15,577
*	Exterran Corp.	482,139	15,163
	Archrock Inc.	1,015,191	12,588
*,^ Atwood Oceanics Inc.		1,161,835	11,072
	Green Plains Inc.	275,888	6,828
*	TETRA Technologies Inc.	1,635,614	6,657
	Alon USA Energy Inc.	484,622	5,908
*	Tesco Corp.	663,131	5,338
	Bristow Group Inc.	348,866	5,306
	CVR Energy Inc.	261,231	5,246
*,^ SunPower Corp. Class A		834,260	5,089
*,^ EP Energy Corp. Class A		588,813	2,797
*,^ CARBO Ceramics Inc.		176,429	2,301
			1,354,560
Other (0.0%)2
*	Clinical Data CVR	62,138	—

Technology (7.8%)
	CDW Corp.	2,432,626	140,387
*	CommScope Holding Co. Inc.	2,939,777	122,618
	Leidos Holdings Inc.	2,279,005	116,548
*	ON Semiconductor Corp.	6,320,471	97,904
	Teradyne Inc.	3,049,726	94,847
*	Microsemi Corp.	1,747,805	90,064
*	NCR Corp.	1,881,228	85,935
	Brocade Communications Systems Inc.	6,179,845	77,124
*	ARRIS International plc	2,875,490	76,057
	Computer Sciences Corp.	1,069,141	73,781
	CSRA Inc.	2,472,557	72,421
	Cypress Semiconductor Corp.	4,647,468	63,949
*	Teradata Corp.	1,969,361	61,287
	DST Systems Inc.	485,031	59,416
	SYNNEX Corp.	454,052	50,827
*	Tech Data Corp.	534,031	50,146
*	CACI International Inc. Class A	369,776	43,375
*	Verint Systems Inc.	950,360	41,222
	Science Applications International Corp.	532,158	39,593
*	Cree Inc.	1,477,001	39,480
*	Nuance Communications Inc.	2,210,990	38,272
*	Viavi Solutions Inc.	3,492,954	37,444
	Pitney Bowes Inc.	2,827,231	37,065
*	Semtech Corp.	995,823	33,659
	TiVo Corp.	1,741,158	32,647
*	VeriFone Systems Inc.	1,693,194	31,714
	Diebold Nixdorf Inc.	1,024,165	31,442
*	Cirrus Logic Inc.	486,463	29,523
	Cabot Microelectronics Corp.	360,775	27,639
*	EchoStar Corp. Class A	457,434	26,051
*	NETGEAR Inc.	476,531	23,612
	Brooks Automation Inc.	1,001,375	22,431
*	Insight Enterprises Inc.	538,011	22,107
^	Ebix Inc.	344,087	21,075

	Progress Software Corp.	702,425	20,405
	West Corp.	758,239	18,516
	CSG Systems International Inc.	464,806	17,574
*	ScanSource Inc.	382,978	15,032
*	Amkor Technology Inc.	1,266,503	14,679
*	Web.com Group Inc.	733,332	14,153
*	Quality Systems Inc.	754,562	11,500
*,^ Unisys Corp.		760,822	10,614
*,^ Match Group Inc.		644,585	10,526
*	Blucora Inc.	568,549	9,836
*	Ixia	470,629	9,248
	ADTRAN Inc.	364,583	7,565
*	FormFactor Inc.	539,827	6,397
^	Computer Programs & Systems Inc.	193,547	5,419
*,^ Coupa Software Inc.		150,515	3,823
*	Sonus Networks Inc.	366,980	2,418
*	Harmonic Inc.	294,499	1,752
*	Tangoe Inc.	315,147	1,670
	Systemax Inc.	96,957	1,075
			2,093,864
Telecommunications (0.5%)
	Frontier Communications Corp.	17,791,752	38,074
	Telephone & Data Systems Inc.	1,402,308	37,175
*	Vonage Holdings Corp.	2,970,969	18,777
	Consolidated Communications Holdings Inc.	730,539	17,109
*,^ Iridium Communications Inc.		1,237,448	11,942
*	United States Cellular Corp.	196,928	7,351
*,^ Intelsat SA		274,316	1,139
			131,567
Utilities (6.5%)
	UGI Corp.	2,621,111	129,483
	Atmos Energy Corp.	1,593,872	125,900
	Westar Energy Inc. Class A	2,152,901	116,838
	Great Plains Energy Inc.	3,264,784	95,397
	NRG Energy Inc.	4,781,589	89,416
	Aqua America Inc.	2,687,862	86,415
	Vectren Corp.	1,257,002	73,673
	National Fuel Gas Co.	1,228,817	73,262
	WGL Holdings Inc.	776,493	64,084
	IDACORP Inc.	763,981	63,380
*	Calpine Corp.	5,442,472	60,139
	Portland General Electric Co.	1,348,059	59,881
	Southwest Gas Holdings Inc.	683,836	56,697
	Hawaiian Electric Industries Inc.	1,645,204	54,802
	ONE Gas Inc.	792,668	53,584
	Black Hills Corp.	805,590	53,547
	New Jersey Resources Corp.	1,308,269	51,807
	ALLETE Inc.	758,868	51,383
	PNM Resources Inc.	1,207,350	44,672
	Spire Inc.	658,662	44,460
	NorthWestern Corp.	733,242	43,041
	South Jersey Industries Inc.	1,204,740	42,949
	Avista Corp.	975,311	38,086
	MGE Energy Inc.	525,619	34,165
	El Paso Electric Co.	615,022	31,059
	California Water Service Group	726,284	26,037

	Northwest Natural Gas Co.			431,152	25,481
	American States Water Co.			554,581	24,568
*	TerraForm Power Inc. Class A			692,499	8,566
					1,722,772
Total Common Stocks (Cost $21,645,266)					26,603,350

		Coupon		Shares
Temporary Cash Investments (1.4%)1
Money Market Fund (1.4%)
3,4 Vanguard Market Liquidity Fund		0.965%		3,605,148	360,587

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.564%	5/4/17	2,000	1,999
5	United States Treasury Bill	0.597%-0.607%	5/25/17	900	899
					2,898
Total Temporary Cash Investments (Cost $363,442)					363,485
Total Investments (101.2%) (Cost $22,008,708)					26,966,835
Other Assets and Liabilities-Net (-1.2%)4,6					(306,861)
Net Assets (100%)					26,659,974

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $238,353,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $249,145,000 of collateral received for securities on loan, of which $1,875,000 is held in cash.
5 Securities with a value of $1,898,000 has been segregated as initial margin for open futures contracts.
6 Cash with a value of $1,263,000 has been segregated as initial margin for open swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Small-Cap Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,603,350	—	—
Temporary Cash Investments	360,587	2,898	—
Futures Contracts—Assets[1]	74	—	—
Swap Contracts—Assets	—	1,012	—
Swap Contracts—Liabilities	—	(1,023)	—
Total	26,964,011	2,887	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Small-Cap Value Index Fund

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	480	33,226	985

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any

Small-Cap Value Index Fund

securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2017, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group, Inc.	4/6/17	GSM	7,938	(1.254%)	(1,023)
SLM Corp	5/22/17	GSM	23,641	(1.384%)	1,012
					(11)
GSCM—Goldman Sachs Capital Management.

E. At March 31, 2017, the cost of investment securities for tax purposes was $22,013,187,000. Net unrealized appreciation of investment securities for tax purposes was $4,953,648,000, consisting of unrealized gains of $5,974,109,000 on securities that had risen in value since their purchase and $1,020,461,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.